UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21732

Mercer Funds

(Exact name of registrant as specified in charter)

99 High Street

Boston, MA 02110

(Address of principal executive offices)(Zip Code)

Colin J. Dean, Esq.

Mercer Investment Management, Inc.

99 High Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 747-9500

Date of fiscal year end: March 31, 2019

Date of reporting period: December 31, 2018

Item 1. Schedule of Investments. – The schedule of investments for the period ended December 31, 2018, is filed herewith.

Mercer US Large Cap Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.2%

	Aerospace & Defense — 0.5%
3,595	L3 Technologies, Inc.	624,308
18,252	Spirit AeroSystems Holdings, Inc. Class A	1,315,786

		1,940,094

	Agriculture — 0.4%
9,128	Altria Group, Inc.	450,832
29,780	Archer-Daniels-Midland Co.	1,220,087

		1,670,919

	Airlines — 2.0%
74,350	American Airlines Group, Inc.‡	2,387,379
61,595	Delta Air Lines, Inc.	3,073,590
26,629	United Continental Holdings, Inc.*	2,229,646

		7,690,615

	Apparel — 1.5%
16,875	Canada Goose Holdings, Inc.*	737,775
32,350	LVMH Moet Hennessy Louis Vuitton SE, ADR	1,891,181
31,191	NIKE, Inc. Class B	2,312,501
6,338	Ralph Lauren Corp. Class A	655,729

		5,597,186

	Auto Manufacturers — 0.6%
65,603	General Motors Co.	2,194,420

	Auto Parts & Equipment — 0.7%
18,222	Goodyear Tire & Rubber Co. (The)	371,911
45,563	Magna International, Inc. Class A	2,070,838

		2,442,749

	Banks — 4.7%
188,700	Banco Santander SA, ADR‡	845,376
88,084	Bank of America Corp.	2,170,390
4,051	BB&T Corp.	175,489
19,900	BNP Paribas SA, ADR	448,546
109,388	Citigroup, Inc.	5,694,739
45,873	Citizens Financial Group, Inc.	1,363,804
110,116	Fifth Third Bancorp	2,591,030
23,760	JPMorgan Chase & Co.	2,319,451
151,437	Regions Financial Corp.	2,026,227

		17,635,052

	Beverages — 3.8%
50,125	Anheuser-Busch InBev SA, ADR‡	3,298,726
83,725	Coca-Cola Co. (The)	3,964,379
10,498	Diageo Plc, ADR‡	1,488,616

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Beverages — continued
43,775	Heineken NV, ADR	1,924,787
20,800	Molson Coors Brewing Co. Class B	1,168,128
2,607	Monster Beverage Corp.*	128,316
19,814	PepsiCo, Inc.	2,189,051

		14,162,003

	Biotechnology — 2.5%
15,474	Alexion Pharmaceuticals, Inc.*	1,506,548
13,385	Amgen, Inc.	2,605,658
5,200	Celgene Corp.*	333,268
15,213	Exact Sciences Corp.* ‡	959,940
8,800	Gilead Sciences, Inc.	550,440
5,659	Illumina, Inc.*	1,697,304
9,870	Vertex Pharmaceuticals, Inc.*	1,635,558

		9,288,716

	Building Materials — 0.3%
43,571	Masco Corp.	1,274,016

	Chemicals — 1.9%
21,662	Celanese Corp. Series A	1,948,930
14,920	DowDuPont, Inc.	797,922
11,600	Eastman Chemical Co.	848,076
24,000	Huntsman Corp.	462,960
12,802	LyondellBasell Industries NV Class A	1,064,614
5,100	Sherwin-Williams Co. (The)	2,006,646

		7,129,148

	Commercial Services — 3.2%
27,392	New Oriental Education & Technology Group, Inc., ADR*	1,501,355
20,095	PayPal Holdings, Inc.*	1,689,789
31,600	Quanta Services, Inc.	951,160
13,657	Robert Half International, Inc.	781,180
9,040	S&P Global, Inc.	1,536,258
20,998	Square, Inc. Class A*	1,177,778
53,875	Weight Watchers International, Inc.*	2,076,881
138,145	Western Union Co. (The)‡	2,356,754

		12,071,155

	Computers — 1.2%
5,170	Apple, Inc.	815,516
2,726	Cognizant Technology Solutions Corp. Class A	173,047
31,245	Hewlett Packard Enterprise Co.	412,746
70,384	HP, Inc.	1,440,057
38,563	Seagate Technology Plc	1,488,146

		4,329,512

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Cosmetics & Personal Care — 0.7%
9,470	Estee Lauder Cos., Inc. (The) Class A	1,232,047
15,492	Procter & Gamble Co. (The)	1,424,025

		2,656,072

	Distribution & Wholesale — 0.3%
26,280	HD Supply Holdings, Inc.*	986,026

	Diversified Financial Services — 5.3%
119,414	Ally Financial, Inc.	2,705,921
34,743	Ameriprise Financial, Inc.	3,626,127
15,928	Capital One Financial Corp.	1,203,998
126,863	Charles Schwab Corp. (The)	5,268,620
11,264	Discover Financial Services	664,351
9,600	E*TRADE Financial Corp.	421,248
15,883	Franklin Resources, Inc.‡	471,090
39,200	Invesco, Ltd.	656,208
4,129	Mastercard, Inc. Class A	778,936
19,300	OneMain Holdings, Inc.*	468,797
52,300	Santander Consumer USA Holdings, Inc.	919,957
49,300	SLM Corp.*	409,683
31,548	Synchrony Financial	740,116
11,792	Visa, Inc. Class A‡	1,555,836

		19,890,888

	Electric — 0.9%
72,135	AES Corp.	1,043,072
35,501	Exelon Corp.	1,601,095
19,049	NRG Energy, Inc.	754,341

		3,398,508

	Electronics — 1.1%
12,401	Agilent Technologies, Inc.	836,571
67,652	Corning, Inc.	2,043,767
5,012	Keysight Technologies, Inc.*	311,145
856	Mettler-Toledo International, Inc.*	484,136
2,447	Waters Corp.*	461,627

		4,137,246

	Engineering & Construction — 0.2%
15,296	Jacobs Engineering Group, Inc.	894,204

	Food — 3.5%
72,994	Conagra Brands, Inc.	1,559,152
19,277	General Mills, Inc.	750,646
7,393	Hershey Co. (The)	792,382
5,000	Ingredion, Inc.	457,000
83,066	Kroger Co. (The)	2,284,315
4,613	Lamb Weston Holdings, Inc.	339,332

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Food — continued
50,950	Nestle SA, ADR	4,124,912
22,604	Sysco Corp.	1,416,367
28,540	Tyson Foods, Inc. Class A	1,524,036

		13,248,142

	Health Care - Products — 1.5%
4,958	Align Technology, Inc.*	1,038,354
9,568	Baxter International, Inc.	629,766
8,684	Edwards Lifesciences Corp.*	1,330,128
11,757	IDEXX Laboratories, Inc.*	2,187,037
3,600	Zimmer Biomet Holdings, Inc.	373,392

		5,558,677

	Health Care - Services — 1.2%
8,698	Centene Corp.*	1,002,879
4,128	DaVita, Inc.*	212,427
5,187	Humana, Inc.	1,485,972
6,340	UnitedHealth Group, Inc.	1,579,421
1,738	WellCare Health Plans, Inc.*	410,324

		4,691,023

	Home Builders — 0.7%
23,600	D.R. Horton, Inc.	817,976
69,145	PulteGroup, Inc.	1,797,079

		2,615,055

	Housewares — 0.2%
18,400	Tupperware Brands Corp.	580,888

	Insurance — 3.6%
17,707	Allstate Corp. (The)	1,463,129
610	Aon Plc	88,670
8,116	Berkshire Hathaway, Inc. Class B*	1,657,125
59,609	Hartford Financial Services Group, Inc. (The)	2,649,620
22,787	Lincoln National Corp.	1,169,201
74,456	MetLife, Inc.	3,057,163
17,483	Prudential Financial, Inc.	1,425,739
52,779	Voya Financial, Inc.	2,118,549

		13,629,196

	Internet — 10.1%
16,336	Alibaba Group Holding, Ltd., ADR* ‡	2,239,176
4,417	Alphabet, Inc. Class A*	4,615,588
4,740	Alphabet, Inc. Class C*	4,908,791
1,764	Amazon.com, Inc.*	2,649,475
1,989	Booking Holdings, Inc.*	3,425,893
15,783	CDW Corp.	1,279,212
49,125	Ctrip.com International, Ltd., ADR*	1,329,323

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Internet — continued
219,894	eBay, Inc.*	6,172,425
6,720	F5 Networks, Inc.*	1,088,842
56,314	Facebook, Inc. Class A*	7,382,202
1,872	IAC/InterActiveCorp*	342,651
4,086	MercadoLibre, Inc.*	1,196,585
7,937	VeriSign, Inc.*	1,176,978

		37,807,141

	Iron & Steel — 0.2%
24,182	Steel Dynamics, Inc.	726,427

	Leisure Time — 0.3%
5,600	Carnival Corp.	276,080
20,936	Norwegian Cruise Line Holdings, Ltd.*	887,477

		1,163,557

	Lodging — 1.5%
50,588	Marriott International, Inc. Class A	5,491,833

	Machinery - Diversified — 0.3%
20,933	Cognex Corp.	809,479
6,941	Dover Corp.	492,464

		1,301,943

	Media — 3.3%
18,497	CBS Corp. Class B	808,689
1,251	Charter Communications, Inc. Class A*	356,498
136,025	Comcast Corp. Class A	4,631,651
56,558	News Corp. Class A	641,933
15,120	Viacom, Inc. Class B	388,584
50,829	Walt Disney Co. (The)	5,573,400

		12,400,755

	Mining — 0.1%
46,263	Freeport-McMoRan, Inc.	476,972

	Miscellaneous - Manufacturing — 0.2%
15,349	Textron, Inc.	705,901

	Oil & Gas — 6.0%
31,751	Anadarko Petroleum Corp.	1,391,964
61,673	BP Plc, ADR	2,338,640
78,900	Canadian Natural Resources, Ltd.	1,903,857
6,300	Chevron Corp.	685,377
60,324	ConocoPhillips	3,761,202
40,800	Devon Energy Corp.	919,632
10,000	Helmerich & Payne, Inc.	479,400
5,853	HollyFrontier Corp.	299,205

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Oil & Gas — continued
69,732	Marathon Petroleum Corp.	4,114,885
11,515	Occidental Petroleum Corp.	706,791
29,895	Phillips 66	2,575,454
5,116	Pioneer Natural Resources Co.	672,856
34,545	Valero Energy Corp.	2,589,839

		22,439,102

	Oil & Gas Services — 0.7%
22,100	Halliburton Co.	587,418
24,900	Oceaneering International, Inc.*	301,290
45,800	Schlumberger, Ltd.	1,652,464

		2,541,172

	Packaging & Containers — 0.7%
19,800	Crown Holdings, Inc.*	823,086
7,025	Packaging Corp. of America	586,306
38,028	Sealed Air Corp.	1,324,896

		2,734,288

	Pharmaceuticals — 4.3%
3,013	AbbVie, Inc.	277,769
63,305	Bristol-Myers Squibb Co.	3,290,594
12,879	Cardinal Health, Inc.	574,403
13,300	CVS Health Corp.	871,416
9,174	Eli Lilly & Co.	1,061,615
16,900	Horizon Pharma Plc*	330,226
2,600	Jazz Pharmaceuticals Plc*	322,296
14,406	Johnson & Johnson	1,859,094
10,378	McKesson Corp.	1,146,458
30,445	Merck & Co., Inc.	2,326,302
19,300	Mylan NV*	528,820
55,409	Pfizer, Inc.	2,418,603
9,700	Portola Pharmaceuticals, Inc.* ‡	189,344
11,817	Zoetis, Inc.	1,010,826

		16,207,766

	Pipelines — 0.1%
35,600	Kinder Morgan, Inc.	547,528

	Private Equity — 0.9%
49,720	Blackstone Group, LP (The)*	1,482,153
97,630	KKR & Co., Inc.‡	1,916,477

		3,398,630

	Real Estate — 0.4%
36,365	CBRE Group, Inc. Class A*	1,456,055

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	REITS — 0.4%
6,908	Apartment Investment & Management Co. REIT Class A	303,123
6,744	SBA Communications Corp. REIT*	1,091,786

		1,394,909

	Retail — 9.5%
544	AutoZone, Inc.*	456,057
35,530	Best Buy Co., Inc.	1,881,669
6,373	Costco Wholesale Corp.	1,298,244
18,167	Darden Restaurants, Inc.	1,814,157
4,821	Dollar General Corp.	521,054
15,075	Dunkin’ Brands Group, Inc.‡	966,609
9,503	Foot Locker, Inc.	505,559
24,665	Home Depot, Inc. (The)	4,237,940
24,552	Kohl’s Corp.	1,628,780
4,201	Lowe’s Cos., Inc.	388,004
4,656	Lululemon Athletica, Inc.*	566,216
12,315	Macy’s, Inc.	366,741
21,100	McDonald’s Corp.	3,746,727
22,688	Starbucks Corp.	1,461,107
20,337	Tapestry, Inc.	686,374
26,650	Tiffany & Co.	2,145,591
8,570	Ulta Salon Cosmetics & Fragrance, Inc.*	2,098,279
9,736	Walgreens Boots Alliance, Inc.	665,261
32,875	Walmart, Inc.	3,062,306
71,300	Williams-Sonoma, Inc.‡	3,597,085
38,870	Yum! Brands, Inc.	3,572,930

		35,666,690

	Semiconductors — 2.3%
56,615	Applied Materials, Inc.	1,853,575
40,788	Intel Corp.	1,914,181
5,900	IPG Photonics Corp.*	668,411
69,772	Micron Technology, Inc.*	2,213,866
13,177	NVIDIA Corp.	1,759,129
4,255	QUALCOMM, Inc.	242,152

		8,651,314

	Shipbuilding — 0.2%
3,406	Huntington Ingalls Industries, Inc.	648,196

	Software — 6.7%
28,064	Activision Blizzard, Inc.	1,306,940
8,117	Adobe, Inc.*	1,836,390
5,266	ANSYS, Inc.*	752,722
24,928	Cadence Design Systems, Inc.*	1,083,869
16,144	CDK Global, Inc.	772,975
38,050	Citrix Systems, Inc.	3,898,603
51,000	First Data Corp. Class A*	862,410

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Software — continued
8,413	Intuit, Inc.	1,656,099
60,107	Microsoft Corp.	6,105,068
7,797	MSCI, Inc. Class A	1,149,512
16,491	salesforce.com, Inc.*	2,258,772
10,974	ServiceNow, Inc.*	1,953,921
16,249	Splunk, Inc.*	1,703,708

		25,340,989

	Telecommunications — 3.3%
69,500	AT&T, Inc.	1,983,530
22,088	CenturyLink, Inc.	334,633
105,826	Cisco Systems, Inc.	4,585,441
102,296	Juniper Networks, Inc.	2,752,785
1,778	Rogers Communications, Inc. Class B	91,140
17,177	T-Mobile US, Inc.*	1,092,629
28,734	Verizon Communications, Inc.	1,615,426

		12,455,584

	Textiles — 0.3%
8,300	Mohawk Industries, Inc.*	970,768

	Transportation — 0.7%
4,259	CSX Corp.	264,612
6,854	FedEx Corp.	1,105,756
10,318	Union Pacific Corp.	1,426,257

		2,796,625

	Trucking & Leasing — 0.2%
23,700	AerCap Holdings NV*	938,520

	TOTAL COMMON STOCKS (COST $367,795,618)	357,974,175

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.8%

	Mutual Fund - Securities Lending Collateral — 1.5%
5,550,771	State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.27%## ***	5,550,771

	U.S. Government and Agency Obligations — 0.3%
1,000,000	United States Treasury Bill, 2.31%, due 03/14/19** ‡‡	995,309

	TOTAL SHORT-TERM INVESTMENTS (COST $6,546,181)	6,546,080

	TOTAL INVESTMENTS — 97.0% (Cost $374,341,799)	364,520,255

	Other Assets and Liabilities (net) — 3.0%	11,295,320

	NET ASSETS — 100.0%	$375,815,575

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Notes to Schedule of Investments:

ADR — American Depository Receipt

REIT — Real Estate Investment Trust

##	The rate disclosed is the 7 day net yield as of December 31, 2018.

*	Non-income producing security

**	All or a portion of this security is pledged for open futures collateral.

***	Represents an investment of securities lending cash collateral.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
117	S&P 500 E-mini Index	Mar 2019	$14,655,420	$(449,054)
8	S&P Mid 400 E-mini Index	Mar 2019	1,329,760	(27,585)

				$(476,639)

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	95.2
Futures Contracts	(0.1)
Short-Term Investments	1.8
Other Assets and Liabilities (net)	3.1

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.2%

	Aerospace & Defense — 1.5%
24,464	HEICO Corp.	1,895,471
39,000	Spirit AeroSystems Holdings, Inc. Class A	2,811,510
13,305	Teledyne Technologies, Inc.*	2,755,066
7,634	TransDigm Group, Inc.* ‡	2,596,018
83,758	Wesco Aircraft Holdings, Inc.*	661,688

		10,719,753

	Airlines — 0.8%
22,100	Alaska Air Group, Inc.	1,344,785
111,000	JetBlue Airways Corp.*	1,782,660
60,311	SkyWest, Inc.	2,682,030

		5,809,475

	Apparel — 1.1%
31,780	Carter’s, Inc.	2,593,884
18,013	Columbia Sportswear Co.	1,514,713
22,200	Michael Kors Holdings, Ltd.*	841,824
106,152	Skechers U.S.A., Inc. Class A*	2,429,819
44,675	Under Armour, Inc. Class A* ‡	789,407

		8,169,647

	Auto Manufacturers — 0.2%
93,900	Wabash National Corp.	1,228,212

	Auto Parts & Equipment — 1.7%
45,100	Allison Transmission Holdings, Inc.	1,980,341
30,129	Altra Industrial Motion Corp.	757,744
64,700	American Axle & Manufacturing Holdings, Inc.*	718,170
30,100	BorgWarner, Inc.	1,045,674
8,800	Cooper-Standard Holdings, Inc.*	546,656
105,832	Delphi Technologies Plc	1,515,514
61,600	Goodyear Tire & Rubber Co. (The)	1,257,256
9,700	Lear Corp.	1,191,742
27,700	Tenneco, Inc. Class A	758,703
39,700	Tower International, Inc.	944,860
9,678	Visteon Corp.*	583,390
10,590	WABCO Holdings, Inc.*	1,136,731

		12,436,781

	Banks — 4.6%
52,700	BankUnited, Inc.	1,577,838
40,300	CIT Group, Inc.	1,542,281
24,999	Columbia Banking System, Inc.	907,214
54,598	East-West Bancorp, Inc.	2,376,651
101,915	First BanCorp/Puerto Rico	876,469
32,768	First Interstate BancSystem, Inc. Class A	1,197,998
39,691	Glacier Bancorp, Inc.	1,572,557

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Banks — continued
8,252	Great Western Bancorp, Inc.	257,875
48,700	Hanmi Financial Corp.	959,390
91,700	Hope Bancorp, Inc.	1,087,562
62,500	Old National Bancorp	962,500
40,779	Pinnacle Financial Partners, Inc.	1,879,912
154,500	Regions Financial Corp.	2,067,210
19,530	Signature Bank/New York NY	2,007,879
6,988	SVB Financial Group*	1,327,161
134,400	TCF Financial Corp.	2,619,456
29,607	Texas Capital Bancshares, Inc.*	1,512,622
16,478	UMB Financial Corp.	1,004,664
33,381	Webster Financial Corp.	1,645,349
80,787	Western Alliance Bancorp*	3,190,279
56,000	Zions Bancorporation‡	2,281,440

		32,854,307

	Biotechnology — 2.3%
47,630	Acceleron Pharma, Inc.* ‡	2,074,286
20,000	Alnylam Pharmaceuticals, Inc.* ‡	1,458,200
8,126	Argenx SE, ADR* ‡	780,665
15,590	Bio-Rad Laboratories, Inc. Class A*	3,620,310
38,124	Blueprint Medicines Corp.*	2,055,265
58,100	Innoviva, Inc.* ‡	1,013,845
81,570	Medicines Co. (The)* ‡	1,561,250
21,465	Sage Therapeutics, Inc.*	2,056,132
13,700	United Therapeutics Corp.*	1,491,930

		16,111,883

	Building Materials — 1.4%
46,940	Eagle Materials, Inc.	2,864,748
13,875	Lennox International, Inc.	3,036,683
26,500	Owens Corning	1,165,470
4,394	Simpson Manufacturing Co., Inc.	237,847
92,403	Summit Materials, Inc. Class A* ‡	1,145,797
45,048	US Concrete, Inc.*	1,589,294

		10,039,839

	Chemicals — 3.5%
44,453	Cabot Corp.	1,908,812
13,100	Celanese Corp. Series A	1,178,607
46,300	Chemours Co. (The)	1,306,586
26,400	Eastman Chemical Co.	1,930,104
246,789	Huntsman Corp.	4,760,560
22,016	Ingevity Corp.*	1,842,519
8,353	Methanex Corp.	402,364
91,375	Orion Engineered Carbons SA	2,309,960
13,130	Quaker Chemical Corp.	2,333,332
61,121	RPM International, Inc.	3,592,692

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Chemicals — continued
36,050	W.R. Grace & Co.	2,340,006
10,741	Westlake Chemical Corp.	710,732

		24,616,274

	Coal — 0.1%
5,060	Arch Coal, Inc. Class A	419,929

	Commercial Services — 7.4%
22,901	Adtalem Global Education, Inc.*	1,083,675
12,616	Avis Budget Group, Inc.*	283,608
86,199	Booz Allen Hamilton Holding Corp. Class A	3,884,989
15,448	Bright Horizons Family Solutions, Inc.*	1,721,679
45,336	Cardtronics Plc Class A*	1,178,736
8,900	Carriage Services, Inc. Class A	137,950
11,456	CoStar Group, Inc.*	3,864,567
30,700	Deluxe Corp.	1,180,108
12,100	Equifax, Inc.	1,126,873
49,898	Evo Payments, Inc. Class A*	1,230,984
40,269	Gartner, Inc.* ‡	5,147,989
20,890	Global Payments, Inc.	2,154,386
20,646	Grand Canyon Education, Inc.*	1,984,906
17,930	Green Dot Corp. Class A*	1,425,793
78,386	Laureate Education, Inc. Class A*	1,194,603
9,425	LSC Communications, Inc.	65,975
29,000	ManpowerGroup, Inc.	1,879,200
27,713	MarketAxess Holdings, Inc.	5,856,034
7,296	Morningstar, Inc.	801,393
74,922	Nielsen Holdings Plc	1,747,930
21,462	Paylocity Holding Corp.*	1,292,227
101,475	Ritchie Bros Auctioneers, Inc.	3,320,262
25,133	RR Donnelley & Sons Co.	99,527
20,380	ServiceMaster Global Holdings, Inc.*	748,761
48,000	Total System Services, Inc.	3,901,920
49,426	TransUnion	2,807,397
73,600	Western Union Co. (The)‡	1,255,616
10,279	WEX, Inc.*	1,439,677

		52,816,765

	Computers — 1.9%
6,900	Amdocs, Ltd.	404,202
23,354	EPAM Systems, Inc.*	2,709,297
39,420	Fortinet, Inc.*	2,776,351
36,100	Lumentum Holdings, Inc.*	1,516,561
63,100	NCR Corp.* ‡	1,456,348
35,990	Nutanix, Inc. Class A*	1,496,824
43,539	Rapid7, Inc.*	1,356,675
42,200	Seagate Technology Plc	1,628,498

		13,344,756

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Distribution & Wholesale — 1.3%
29,592	Dorman Products, Inc.*	2,663,872
33,296	KAR Auction Services, Inc.	1,588,885
15,674	Pool Corp.	2,329,940
25,400	ScanSource, Inc.*	873,252
18,120	SiteOne Landscape Supply, Inc.* ‡	1,001,492
32,500	Triton International, Ltd.	1,009,775

		9,467,216

	Diversified Financial Services — 3.0%
110,923	Ally Financial, Inc.	2,513,515
27,137	Artisan Partners Asset Management, Inc. Class A	599,999
27,218	E*TRADE Financial Corp.	1,194,326
11,299	Eaton Vance Corp.	397,499
18,000	Federal Agricultural Mortgage Corp. Class C	1,087,920
137,734	Jefferies Financial Group, Inc.	2,391,062
42,900	Lazard, Ltd. Class A	1,583,439
54,700	Legg Mason, Inc.	1,395,397
38,710	LPL Financial Holdings, Inc.	2,364,407
96,000	Navient Corp.	845,760
89,783	OneMain Holdings, Inc.*	2,180,829
34,945	Raymond James Financial, Inc.	2,600,257
135,902	SLM Corp.*	1,129,346
26,857	WageWorks, Inc.*	729,436

		21,013,192

	Electric — 1.4%
58,700	AES Corp.	848,802
27,000	Entergy Corp.	2,323,890
79,352	OGE Energy Corp.	3,109,805
38,937	Portland General Electric Co.	1,785,262
44,437	PPL Corp.	1,258,900
12,900	SCANA Corp.	616,362

		9,943,021

	Electrical Components & Equipment — 0.2%
34,967	Generac Holdings, Inc.*	1,737,860

	Electronics — 3.1%
35,729	Advanced Energy Industries, Inc.*	1,533,846
21,700	Arrow Electronics, Inc.*	1,496,215
22,700	Avnet, Inc.	819,470
37,000	Flex, Ltd.*	281,570
88,418	FLIR Systems, Inc.	3,849,720
44,000	Jabil, Inc.	1,090,760
22,367	Keysight Technologies, Inc.*	1,388,543
5,173	Mettler-Toledo International, Inc.*	2,925,745
36,376	National Instruments Corp.	1,650,743
43,100	Sanmina Corp.*	1,036,986

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Electronics — continued
22,541	Sensata Technologies Holding Plc*	1,010,739
7,906	SYNNEX Corp.	639,121
44,907	Trimble, Inc.*	1,477,889
68,200	TTM Technologies, Inc.*	663,586
117,800	Vishay Intertechnology, Inc.‡	2,121,578

		21,986,511

	Energy-Alternate Sources — 0.2%
61,000	Renewable Energy Group, Inc.* ‡	1,567,700

	Engineering & Construction — 0.5%
61,880	Exponent, Inc.	3,137,935
15,030	Fluor Corp.	483,966

		3,621,901

	Entertainment — 1.6%
37,863	Live Nation Entertainment, Inc.* ‡	1,864,753
8,818	Madison Square Garden Co. (The) Class A*	2,360,579
51,102	Penn National Gaming, Inc.*	962,251
33,150	Six Flags Entertainment Corp.‡	1,844,134
20,448	Vail Resorts, Inc.	4,310,847

		11,342,564

	Environmental Control — 0.1%
51,227	Covanta Holding Corp.	687,466

	Food — 1.3%
55,301	Darling Ingredients, Inc.*	1,063,991
22,700	Ingles Markets, Inc. Class A	617,894
19,797	Ingredion, Inc.	1,809,446
73,103	Nomad Foods, Ltd.*	1,222,282
64,700	Pilgrim’s Pride Corp.*	1,003,497
29,600	SpartanNash Co.	508,528
58,461	Sprouts Farmers Market, Inc.*	1,374,418
22,142	US Foods Holding Corp.*	700,573
18,909	Weis Markets, Inc.	903,472

		9,204,101

	Forest Products & Paper — 0.2%
20,500	Clearwater Paper Corp.*	499,585
35,400	Schweitzer-Mauduit International, Inc.	886,770

		1,386,355

	Gas — 0.2%
24,500	National Fuel Gas Co.‡	1,253,910

	Hand & Machine Tools — 0.5%
19,509	Lincoln Electric Holdings, Inc.	1,538,285

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Hand & Machine Tools — continued
24,900	Regal Beloit Corp.	1,744,245

		3,282,530

	Health Care - Products — 3.2%
23,075	Globus Medical, Inc. Class A*	998,686
35,506	Haemonetics Corp.*	3,552,375
11,471	ICU Medical, Inc.*	2,634,086
16,870	Insulet Corp.* ‡	1,338,128
63,100	Lantheus Holdings, Inc.*	987,515
26,789	Merit Medical Systems, Inc.*	1,495,094
6,772	Penumbra, Inc.* ‡	827,538
48,350	STERIS Plc	5,166,198
42,298	West Pharmaceutical Services, Inc.	4,146,473
68,898	Wright Medical Group NV*	1,875,404

		23,021,497

	Health Care - Services — 1.7%
34,362	Acadia Healthcare Co., Inc.* ‡	883,447
54,807	Catalent, Inc.*	1,708,882
17,330	Charles River Laboratories International, Inc.*	1,961,409
15,603	ICON Plc, ADR*	2,016,064
14,535	LHC Group, Inc.*	1,364,546
31,640	Quest Diagnostics, Inc.	2,634,663
7,665	WellCare Health Plans, Inc.*	1,809,630

		12,378,641

	Home Builders — 0.8%
12,587	Cavco Industries, Inc.*	1,641,093
49,200	MDC Holdings, Inc.	1,383,012
60,700	PulteGroup, Inc.	1,577,593
13,200	Thor Industries, Inc.	686,400
60,900	TRI Pointe Group, Inc.* ‡	665,637

		5,953,735

	Home Furnishings — 0.1%
23,400	Ethan Allen Interiors, Inc.	411,606
5,800	Whirlpool Corp.	619,846

		1,031,452

	Household Products & Wares — 0.4%
30,970	Avery Dennison Corp.	2,782,035

	Housewares — 0.4%
45,123	Toro Co. (The)	2,521,473

	Insurance — 4.4%
53,635	Arthur J. Gallagher & Co.	3,952,900
7,900	Assurant, Inc.	706,576

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Insurance — continued
51,900	Assured Guaranty, Ltd.	1,986,732
134,700	CNO Financial Group, Inc.	2,004,336
79,350	Essent Group, Ltd.*	2,712,183
12,400	Everest Re Group, Ltd.	2,700,224
18,600	HCI Group, Inc.	945,066
66,600	Heritage Insurance Holdings, Inc.	980,352
41,625	James River Group Holdings, Ltd.	1,520,978
21,064	Kemper Corp.	1,398,228
48,000	Lincoln National Corp.	2,462,880
170,000	MGIC Investment Corp.*	1,778,200
32,140	ProAssurance Corp.	1,303,598
17,800	Reinsurance Group of America, Inc. Class A	2,496,094
63,300	Universal Insurance Holdings, Inc.	2,400,336
73,600	Unum Group	2,162,368

		31,511,051

	Internet — 1.4%
33,248	Cogent Communications Holdings, Inc.	1,503,142
84,133	Criteo SA, ADR*	1,911,502
5,000	F5 Networks, Inc.*	810,150
42,860	GoDaddy, Inc. Class A*	2,812,473
19,860	Twilio, Inc. Class A* ‡	1,773,498
20,937	Zendesk, Inc.*	1,222,093

		10,032,858

	Investment Companies — 0.4%
57,300	Ares Capital Corp.‡	892,734
59,200	New Mountain Finance Corp.‡	744,736
104,525	Oaktree Specialty Lending Corp.	442,141
66,200	Prospect Capital Corp.‡	417,722

		2,497,333

	Iron & Steel — 0.1%
29,500	United States Steel Corp.	538,080

	Leisure Time — 1.1%
19,100	Brunswick Corp.	887,195
36,900	Harley-Davidson, Inc.‡	1,259,028
57,743	Norwegian Cruise Line Holdings, Ltd.*	2,447,726
38,572	Planet Fitness, Inc. Class A*	2,068,230
18,625	Polaris Industries, Inc.	1,428,165

		8,090,344

	Lodging — 0.0%
9,100	Wyndham Destinations, Inc.	326,144

	Machinery - Construction & Mining — 0.2%
26,400	Oshkosh Corp.	1,618,584

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Machinery - Diversified — 2.1%
53,600	Briggs & Stratton Corp.	701,088
34,598	Cactus, Inc.*	948,331
55,863	Cognex Corp.	2,160,222
45,460	Flowserve Corp.	1,728,389
125,942	Gardner Denver Holdings, Inc.*	2,575,514
38,579	Graco, Inc.	1,614,531
11,908	Middleby Corp. (The)* ‡	1,223,309
15,093	Nordson Corp.	1,801,350
27,559	Wabtec Corp.‡	1,936,020

		14,688,754

	Media — 0.9%
71,916	Altice USA, Inc. Class A	1,188,052
22,900	AMC Networks, Inc. Class A* ‡	1,256,752
93,200	Entercom Communications Corp. Class A‡	532,172
22,003	Nexstar Media Group, Inc. Class A‡	1,730,316
38,483	Sinclair Broadcast Group, Inc. Class A	1,013,642
67,300	TEGNA, Inc.	731,551

		6,452,485

	Metal Fabricate & Hardware — 0.7%
45,900	Global Brass & Copper Holdings, Inc.	1,154,385
20,475	RBC Bearings, Inc.*	2,684,273
29,274	Sun Hydraulics Corp.	971,604

		4,810,262

	Mining — 0.6%
125,062	Goldcorp, Inc.	1,225,608
467,300	Kinross Gold Corp.*	1,514,052
407,516	Tahoe Resources, Inc.*	1,487,433

		4,227,093

	Miscellaneous - Manufacturing — 1.2%
13,113	AptarGroup, Inc.	1,233,540
33,650	Crane Co.	2,428,857
58,554	Hexcel Corp.	3,357,486
35,700	Trinseo SA	1,634,346

		8,654,229

	Multi - National — 0.1%
47,900	Banco Latinoamericano de Comercio Exterior SA	828,670

	Office & Business Equipment — 0.7%
93,800	Pitney Bowes, Inc.	554,358
47,000	Xerox Corp.	928,720
21,990	Zebra Technologies Corp. Class A*	3,501,468

		4,984,546

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Oil & Gas — 3.4%
149,652	Cabot Oil & Gas Corp.	3,344,722
148,233	Callon Petroleum Co.* ‡	962,032
62,900	Carrizo Oil & Gas, Inc.* ‡	710,141
51,682	Delek US Holdings, Inc.	1,680,182
36,170	Diamondback Energy, Inc.‡	3,352,959
117,600	Gulfport Energy Corp.*	770,280
22,800	HollyFrontier Corp.	1,165,536
37,300	Laredo Petroleum, Inc.*	135,026
61,343	Matador Resources Co.* ‡	952,657
2,200	Murphy USA, Inc.*	168,608
44,900	Par Pacific Holdings, Inc.*	636,682
151,082	Parsley Energy, Inc. Class A*	2,414,290
137,952	PBF Energy, Inc. Class A	4,506,892
190,000	Southwestern Energy Co.* ‡	647,900
134,000	SRC Energy, Inc.*	629,800
117,500	W&T Offshore, Inc.* ‡	484,100
142,130	WPX Energy, Inc.*	1,613,176

		24,174,983

	Oil & Gas Services — 0.2%
12,513	Dril-Quip, Inc.* ‡	375,766
68,800	McDermott International, Inc.* ‡	449,952
93,149	Superior Energy Services, Inc.*	312,049
28,800	US Silica Holdings, Inc.‡	293,184

		1,430,951

	Packaging & Containers — 0.9%
37,886	Berry Global Group, Inc.*	1,800,722
74,600	Owens-Illinois, Inc.*	1,286,104
16,400	Packaging Corp. of America	1,368,744
47,900	WestRock Co.	1,808,704

		6,264,274

	Pharmaceuticals — 4.0%
18,966	Aerie Pharmaceuticals, Inc.*	684,673
42,037	Amneal Pharmaceuticals, Inc.* ‡	568,761
14,544	Ascendis Pharma AS, ADR*	911,182
28,060	G1 Therapeutics, Inc.*	537,349
28,018	Horizon Pharma Plc*	547,472
60,969	Jazz Pharmaceuticals Plc*	7,557,717
50,275	Lannett Co., Inc.* ‡	249,364
36,800	Mallinckrodt Plc* ‡	581,440
68,438	Mylan NV*	1,875,201
44,301	Neurocrine Biosciences, Inc.*	3,163,534
53,800	Owens & Minor, Inc.‡	340,554
19,290	PRA Health Sciences, Inc.*	1,773,908
58,081	Premier, Inc. Class A*	2,169,325
18,870	Sarepta Therapeutics, Inc.* ‡	2,059,283

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Pharmaceuticals — continued
668,191	TherapeuticsMD, Inc.*	2,545,808
75,927	Zogenix, Inc.* ‡	2,768,298

		28,333,869

	Pipelines — 0.2%
20,344	Cheniere Energy, Inc.*	1,204,161

	Real Estate — 0.4%
15,739	FirstService Corp.	1,077,807
181,328	Newmark Group, Inc. Class A	1,454,250

		2,532,057

	REITS — 6.9%
62,011	American Campus Communities, Inc. REIT	2,566,635
294,908	Annaly Capital Management, Inc. REIT	2,895,997
80,900	Brixmor Property Group, Inc. REIT	1,188,421
163,500	Cedar Realty Trust, Inc. REIT	513,390
99,300	Chimera Investment Corp. REIT	1,769,526
94,427	City Office, Inc. REIT	967,877
43,300	CoreCivic, Inc. REIT	772,039
16,211	CoreSite Realty Corp. REIT	1,414,085
102,513	Easterly Government Properties, Inc. REIT	1,607,404
109,500	Franklin Street Properties Corp. REIT	682,185
34,600	Gaming and Leisure Properties, Inc. REIT	1,117,926
58,700	Government Properties Income Trust REIT‡	403,269
91,400	Hospitality Properties Trust REIT	2,182,632
48,140	Industrial Logistics Properties Trust REIT	946,921
203,400	Lexington Realty Trust REIT	1,669,914
58,300	Mack-Cali Realty Corp. REIT	1,142,097
159,000	Medical Properties Trust, Inc. REIT	2,556,720
14,981	Mid-America Apartment Communities, Inc. REIT	1,433,682
105,470	Physicians Realty Trust REIT	1,690,684
95,600	Piedmont Office Realty Trust, Inc. REIT Class A	1,629,024
56,600	Preferred Apartment Communities, Inc. REIT Class A	795,796
64,160	QTS Realty Trust, Inc. REIT Class A	2,377,128
6,085	Retail Value, Inc. REIT	155,715
69,400	RLJ Lodging Trust REIT	1,138,160
68,800	Sabra Healthcare, Inc. REIT	1,133,824
95,800	Select Income REIT	705,088
139,600	Senior Housing Properties Trust REIT	1,636,112
81,300	SITE Centers Corp. REIT	899,991
89,900	Starwood Property Trust, Inc. REIT	1,771,929
230,063	Summit Hotel Properties, Inc. REIT	2,238,513
45,073	Sun Communities, Inc. REIT	4,584,375
221,500	VEREIT, Inc. REIT	1,583,725
70,800	Xenia Hotels & Resorts, Inc. REIT	1,217,760

		49,388,544

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Retail — 5.5%
78,700	American Eagle Outfitters, Inc.	1,521,271
28,807	BJ’s Restaurants, Inc.	1,456,770
35,200	Bloomin’ Brands, Inc.	629,728
63,766	BMC Stock Holdings, Inc.*	987,098
40,957	Burlington Stores, Inc.*	6,662,475
29,631	Dave & Buster’s Entertainment, Inc.	1,320,357
44,300	Dick’s Sporting Goods, Inc.‡	1,382,160
16,800	Dillard’s, Inc. Class A‡	1,013,208
49,878	Five Below, Inc.*	5,103,517
39,400	Foot Locker, Inc.	2,096,080
73,182	Gap, Inc. (The)	1,885,168
35,280	Jack in the Box, Inc.	2,738,786
34,100	Kohl’s Corp.	2,262,194
15,560	Lithia Motors, Inc. Class A‡	1,187,695
62,160	Michaels Cos., Inc. (The)* ‡	841,646
156,608	Office Depot, Inc.	404,049
25,296	PriceSmart, Inc.	1,494,994
13,000	Signet Jewelers, Ltd.	413,010
47,400	Sonic Automotive, Inc. Class A‡	652,224
61,842	Texas Roadhouse, Inc. Class A	3,691,968
23,900	Williams-Sonoma, Inc.‡	1,205,755

		38,950,153

	Savings & Loans — 0.2%
33,800	Berkshire Hills Bancorp, Inc.	911,586
44,600	United Financial Bancorp, Inc.	655,620

		1,567,206

	Semiconductors — 2.4%
26,400	Diodes, Inc.*	851,664
60,700	Kulicke & Soffa Industries, Inc.	1,230,389
158,280	Marvell Technology Group, Ltd.	2,562,553
14,110	MKS Instruments, Inc.	911,647
300,320	ON Semiconductor Corp.*	4,958,283
18,850	Power Integrations, Inc.	1,149,473
23,745	Semtech Corp.*	1,089,183
34,969	Silicon Laboratories, Inc.*	2,755,907
52,991	Teradyne, Inc.	1,662,858

		17,171,957

	Shipbuilding — 0.3%
10,900	Huntington Ingalls Industries, Inc.	2,074,379

	Software — 6.8%
9,478	ANSYS, Inc.*	1,354,785
109,278	Black Knight, Inc.*	4,924,067
16,467	Blackbaud, Inc.	1,035,774
12,718	Broadridge Financial Solutions, Inc.	1,224,108

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Software — continued
5,070	CommVault Systems, Inc.*	299,586
30,800	Envestnet, Inc.*	1,515,052
107,229	Evolent Health, Inc. Class A*	2,139,219
100,218	First Data Corp. Class A*	1,694,686
55,318	Guidewire Software, Inc.*	4,438,163
14,671	HubSpot, Inc.* ‡	1,844,585
19,888	j2 Global, Inc.	1,379,830
22,473	Medidata Solutions, Inc.* ‡	1,515,130
9,103	MSCI, Inc. Class A	1,342,055
18,000	New Relic, Inc.* ‡	1,457,460
128,658	Nuance Communications, Inc.*	1,702,145
26,106	PTC, Inc.*	2,164,187
57,380	RealPage, Inc.* ‡	2,765,142
23,385	Splunk, Inc.*	2,451,917
46,822	SS&C Technologies Holdings, Inc.	2,112,141
66,076	Talend SA, ADR*	2,450,098
18,498	Tyler Technologies, Inc.*	3,437,298
13,520	Ultimate Software Group, Inc. (The)*	3,310,643
19,529	Veeva Systems, Inc. Class A*	1,744,330

		48,302,401

	Telecommunications — 1.4%
167,481	Ciena Corp.*	5,679,281
96,600	Juniper Networks, Inc.	2,599,506
88,380	Zayo Group Holdings, Inc.*	2,018,599

		10,297,386

	Transportation — 2.0%
31,300	Atlas Air Worldwide Holdings, Inc.*	1,320,547
118,302	Euronav NV*	819,833
45,038	J.B. Hunt Transport Services, Inc.	4,190,335
77,137	Knight-Swift Transportation Holdings, Inc.	1,933,824
10,920	Old Dominion Freight Line, Inc.	1,348,511
24,200	Ryder System, Inc.	1,165,230
65,795	Schneider National, Inc. Class B	1,228,393
376,003	Scorpio Tankers, Inc.	661,765
53,407	Werner Enterprises, Inc.	1,577,643

		14,246,081

	TOTAL COMMON STOCKS (COST $699,666,970)	677,949,616

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.8%

	Mutual Fund - Securities Lending Collateral — 0.5%
3,490,672	State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.27%## ***	3,490,672

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value ($)		Description	Value ($)

		U.S. Government and Agency Obligations — 0.3%
2,000,000		United States Treasury Bill, 2.31%, due 03/14/19** ‡‡	1,990,617

		TOTAL SHORT-TERM INVESTMENTS (COST $5,481,492)	5,481,289

		TOTAL INVESTMENTS — 96.0% (Cost $705,148,462)	683,430,905

		Other Assets and Liabilities (net) — 4.0%	28,670,415

		NET ASSETS — 100.0%	$712,101,320

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

	##	The rate disclosed is the 7 day net yield as of December 31, 2018.

	*	Non-income producing security

	**	All or a portion of this security is pledged for open futures collateral.

	***	Represents an investment of securities lending cash collateral.

	‡	All or a portion of this security is out on loan.

	‡‡	Interest rate presented is yield to maturity.

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
175	Russell 2000 E-mini Index	Mar 2019	$11,803,750	$(459,921)
76	S&P Mid 400 E-mini Index	Mar 2019	12,632,720	(447,797)

				$(907,718)

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	95.2
Futures Contracts	(0.1)
Short-Term Investments	0.8
Other Assets and Liabilities (net)	4.1

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 92.0%

	Australia — 4.7%
47,337	AGL Energy, Ltd.	686,500
49,220	Altium, Ltd.	751,924
54,298	Aristocrat Leisure, Ltd.	834,851
717,900	Asaleo Care, Ltd.	462,442
20,423	ASX, Ltd.	861,805
62,592	Aurizon Holdings, Ltd.	188,597
154,500	Australia & New Zealand Banking Group, Ltd.	2,660,464
294,129	BGP Holdings Plc* **** ¤	—
305,467	BHP Group, Ltd.	7,361,117
281,793	BlueScope Steel, Ltd.	2,174,269
824,396	Brambles, Ltd.	5,890,802
167,237	Cleanaway Waste Management, Ltd.	196,028
459,365	Coca-Cola Amatil, Ltd.	2,648,587
9,795	Cochlear, Ltd.	1,196,883
86,008	Coles Group, Ltd.*	710,852
116,188	Computershare, Ltd.	1,406,079
152,621	CSL, Ltd.	19,894,544
593,400	CSR, Ltd.	1,173,887
246,584	Downer EDI, Ltd.	1,173,503
520,600	Fortescue Metals Group, Ltd.	1,535,645
1,233,793	Genworth Mortgage Insurance Australia, Ltd.‡	1,902,212
802,800	Harvey Norman Holdings, Ltd.‡	1,785,940
98,743	Insurance Australia Group, Ltd.	486,605
231,215	LendLease Group	1,893,077
3,244	Link Administration Holdings, Ltd.	15,461
27,500	Macquarie Group, Ltd.	2,103,463
208,143	Medibank Pvt, Ltd.	376,589
788,200	Metcash, Ltd.	1,359,487
938,800	Mirvac Group REIT	1,480,450
15,306	Perpetual, Ltd.	349,986
51,477	Pinnacle Investment Management Group, Ltd.‡	159,093
968,970	Qantas Airways, Ltd.	3,949,675
80,798	QBE Insurance Group, Ltd.	574,506
9,176	REA Group, Ltd.	477,904
249,400	Retail Food Group, Ltd.* ‡	52,673
90,974	Rio Tinto, Ltd.	5,025,664
40,856	Sandfire Resources NL	192,134
885,320	Scentre Group REIT	2,430,734
41,423	Seek, Ltd.	493,417
286,600	South32, Ltd.	675,917
279,509	Steadfast Group, Ltd.	541,129
382,327	Stockland REIT	947,437
817,620	Treasury Wine Estates, Ltd.	8,518,944
68,286	Vicinity Centres REIT	124,991
36,624	Wesfarmers, Ltd.	830,738
40,887	WiseTech Global, Ltd.‡	486,457
171,213	Woolworths Group, Ltd.	3,546,108

	Total Australia	92,589,570

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Austria — 0.7%
299,182	Erste Group Bank AG*	9,935,386
4,485	FACC AG‡	67,882
31,900	OMV AG	1,394,843
2,865	Schoeller-Bleckmann Oilfield Equipment AG	187,828
14,386	UNIQA Insurance Group AG	129,260
17,974	Vienna Insurance Group AG Wiener Versicherung Gruppe	416,693
50,100	Voestalpine AG	1,494,794

	Total Austria	13,626,686

	Belgium — 1.1%
61,004	Ageas	2,740,653
12,456	Groupe Bruxelles Lambert SA	1,083,309
125,230	KBC Group NV	8,114,119
33,307	UCB SA	2,714,739
203,020	Umicore SA	8,090,388

	Total Belgium	22,743,208

	Bermuda — 0.3%
1,539,950	Esprit Holdings, Ltd.*	306,836
153,791	Hiscox, Ltd.	3,175,023
52,900	Hongkong Land Holdings, Ltd.	333,270
743,000	Shenzhen International Holdings, Ltd.	1,431,082

	Total Bermuda	5,246,211

	Brazil — 1.2%
179,800	Cia de Saneamento Basico do Estado de Sao Paulo	1,461,317
674,100	JBS SA	2,015,821
1,479,400	Localiza Rent a Car SA	11,355,777
176,100	Magazine Luiza SA	8,227,163
119,700	Sao Martinho SA	561,786

	Total Brazil	23,621,864

	Canada — 0.7%
131,220	Canada Goose Holdings, Inc.*	5,736,938
17,169	Descartes Systems Group (The), Inc.*	452,921
7,504	Fairfax Financial Holdings, Ltd.	3,301,914
77,729	Thomson Reuters Corp.	3,752,140

	Total Canada	13,243,913

	Cayman Islands — 1.2%
44,910	Alibaba Group Holding, Ltd., ADR*	6,155,814
2,026,000	China Resources Cement Holdings, Ltd.	1,824,328
1,211,000	IGG, Inc.	1,661,203
3,714,000	Jiangnan Group, Ltd.*	187,376
3,247,000	Lee & Man Paper Manufacturing, Ltd.	2,753,751
164,550	Tencent Holdings, Ltd.	6,599,360
9,510,000	Tongda Group Holdings, Ltd.	947,435
2,084,000	Xinyi Glass Holdings, Ltd.	2,305,100

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Cayman Islands — continued
4,934,000	Xinyi Solar Holdings, Ltd.	1,733,030

	Total Cayman Islands	24,167,397

	China — 0.1%
1,195,500	China Railway Construction Corp., Ltd. Class H	1,658,264
628,600	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	1,278,179

	Total China	2,936,443

	Denmark — 1.0%
214,710	Danske Bank A/S	4,239,634
11,476	DSV AS	754,525
11,836	GN Store Nord AS	441,134
1,618	H Lundbeck AS	70,739
37,363	Jyske Bank AS	1,346,177
201,077	Novo Nordisk AS, ADR	9,263,617
15,846	Pandora AS	643,991
10,560	SimCorp AS	720,829
34,583	Sydbank AS	821,670
9,285	Vestas Wind Systems AS	699,936
13,195	William Demant Holding AS* ‡	373,740

	Total Denmark	19,375,992

	Finland — 1.4%
5,977	Elisa OYJ	246,520
76,321	Fortum OYJ	1,666,405
36,570	Kesko OYJ Class B	1,969,015
89,420	Neste OYJ	6,885,570
865,079	Nokia OYJ	4,974,242
230,914	Nordea Bank Abp	1,942,461
552,874	Outokumpu OYJ‡	2,019,297
52,349	Sampo OYJ Class A	2,298,560
63,716	Stora Enso OYJ Class R	734,560
143,274	UPM-Kymmene OYJ	3,627,808
55,280	Wartsila OYJ Abp	878,071

	Total Finland	27,242,509

	France — 9.2%
41,158	Airbus SE	3,950,298
13,800	Arkema SA	1,182,529
304,786	AXA SA	6,570,430
122,178	BNP Paribas SA	5,513,385
54,475	Cie de Saint-Gobain	1,816,194
20,927	Cie Generale des Etablissements Michelin SCA	2,074,098
136,676	CNP Assurances	2,893,586
281,259	Danone SA	19,776,767
54,785	Dassault Systemes SE	6,494,468
5,141	Derichebourg SA	23,496
38,451	Edenred	1,411,403

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	France — continued
101,485	Electricite de France SA	1,600,973
376,616	Engie SA	5,392,369
33,224	EssilorLuxottica SA	4,194,892
56,300	Eutelsat Communications SA	1,107,302
15,500	Faurecia SA	585,961
42,863	IPSOS	1,006,436
19,363	Kering SA	9,110,688
59,287	L’Oreal SA	13,636,113
120,793	Legrand SA	6,807,565
7,700	LVMH Moet Hennessy Louis Vuitton SE	2,272,742
48,100	Metropole Television SA	771,996
536,500	Natixis SA	2,526,182
35,500	Neopost SA	966,659
225,600	Orange SA	3,650,498
79,448	Pernod Ricard SA	13,014,644
9,345	Peugeot SA	199,180
45,393	Renault SA	2,830,654
4,011	Safran SA	483,277
120,677	Sanofi	10,437,440
117,037	Schneider Electric SE	7,989,988
125,353	Societe Generale SA	3,986,530
82,460	Thales SA	9,614,941
226,033	TOTAL SA	11,932,431
125,954	UBISOFT Entertainment SA*	10,148,013
15,475	Unibail-Rodamco-Westfield REIT	2,395,259
128,511	Vivendi SA	3,126,188

	Total France	181,495,575

	Germany — 8.5%
59,155	adidas AG	12,334,440
41,428	Allianz SE	8,294,352
30,500	Aurubis AG	1,506,911
47,300	BASF SE	3,265,887
132,316	Bayer AG	9,160,124
34,200	Bayerische Motoren Werke AG	2,764,068
59,760	Brenntag AG	2,575,462
132,870	Commerzbank AG*	878,382
17,537	Continental AG	2,420,726
101,479	Covestro AG	5,009,126
60,902	Daimler AG	3,196,259
45,444	Deutsche Boerse AG	5,452,079
215,602	Deutsche Lufthansa AG	4,855,368
36,967	Deutsche Post AG	1,010,408
101,091	Deutsche Telekom AG	1,712,631
230,524	Deutsche Wohnen SE	10,540,938
90,105	Deutz AG	529,953
572,053	E.ON SE	5,641,560
96,410	Evonik Industries AG	2,402,601
7,770	Fresenius Medical Care AG & Co. KGaA	503,092

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Germany — continued
19,000	Fresenius Medical Care AG & Co. KGaA, ADR	615,410
119,922	GEA Group AG	3,084,498
17,847	HeidelbergCement AG	1,089,048
280,103	Infineon Technologies AG	5,560,268
19,500	Infineon Technologies AG, ADR	389,708
181,829	Kloeckner & Co. SE	1,259,618
31,296	LEG Immobilien AG	3,259,911
22,512	Leoni AG	779,243
21,022	Merck KGaA	2,162,336
144,700	METRO AG	2,215,718
3,951	MTU Aero Engines AG	715,427
18,733	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,080,557
5,736	Nemetschek SE	627,843
30,256	ProSiebenSat.1 Media SE	537,830
18,500	Rheinmetall AG	1,631,801
64,107	RWE AG	1,389,829
86,248	SAP SE	8,570,810
123,081	Siemens AG	13,701,368
5,300	Siemens AG, ADR	297,224
5,004	Siltronic AG	413,007
222,715	Symrise AG	16,421,481
119,717	TAG Immobilien AG	2,724,772
42,000	Talanx AG*	1,430,766
61,004	TUI AG	857,762
190,972	Vonovia SE	8,642,877
7,395	Wirecard AG	1,122,637

	Total Germany	167,636,116

	Hong Kong — 1.2%
1,805,200	AIA Group, Ltd.	14,986,940
3,160,000	Champion REIT¤	2,163,347
347,000	Link REIT	3,514,608
3,279,000	WH Group, Ltd.	2,525,417
152,000	Wheelock & Co., Ltd.	868,782

	Total Hong Kong	24,059,094

	Hungary — 0.1%
229,600	MOL Hungarian Oil & Gas Plc	2,518,311

	India — 0.3%
187,900	HDFC Bank, Ltd.	5,710,744

	Indonesia — 0.3%
2,005,200	Bank Central Asia Tbk PT	3,625,535
3,540,700	Bank Negara Indonesia Persero Tbk PT	2,166,771

	Total Indonesia	5,792,306

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Ireland — 0.5%
313,147	C&C Group Plc	975,479
55,557	Kerry Group Plc Class A	5,493,612
34,008	Ryanair Holdings Plc, ADR*	2,426,131

	Total Ireland	8,895,222

	Israel — 0.4%
112,540	Bank Leumi Le-Israel BM	680,646
31,804	Check Point Software Technologies, Ltd.*	3,264,680
39,793	Israel Chemicals, Ltd.	225,761
39,874	Israel Discount Bank, Ltd. Class A	123,354
18,213	Nice, Ltd., ADR*	1,970,829
81,500	Teva Pharmaceutical Industries, Ltd.*	1,279,180

	Total Israel	7,544,450

	Italy — 2.1%
1,395,800	A2A SpA	2,509,094
276,733	Assicurazioni Generali SpA	4,618,670
3,220	ASTM SpA	64,343
155,218	BPER Banca SpA	596,900
2,337,947	Enel SpA	13,480,714
619,796	ENI SpA	9,740,728
133,129	Leonardo SpA	1,168,487
182,600	Mediobanca Banca di Credito Finanziario SpA	1,539,660
6,988	Reply SpA	352,126
126,263	Societa Cattolica di Assicurazioni SC	1,025,518
2,018,251	Telecom Italia SpA*	1,115,052
286,265	UniCredit SpA	3,237,750
609,469	Unipol Gruppo SpA	2,451,041

	Total Italy	41,900,083

	Japan — 22.4%
1,600	AEON REIT Investment Corp. REIT	1,843,321
92,700	AGC, Inc./Japan‡	2,898,063
18,000	Aida Engineering, Ltd.	118,288
12,400	Air Water, Inc.	188,178
18,800	Aisin Seiki Co., Ltd.	654,569
13,000	Alfresa Holdings Corp.	332,124
4,800	Asahi Group Holdings, Ltd.	186,768
130,700	Asahi Kasei Corp.	1,346,133
433,500	Astellas Pharma, Inc.	5,537,531
58,700	Broadleaf Co., Ltd.‡	285,167
25,200	Canon, Inc.‡	689,288
29,400	Capcom Co., Ltd.	582,024
48,700	Central Glass Co., Ltd.	961,438
8,400	Central Japan Railway Co.	1,773,559
209,394	Chiba Bank, Ltd. (The)	1,171,835
170,000	Chubu Electric Power Co., Inc.	2,421,045
29,100	Chugai Pharmaceutical Co., Ltd.	1,692,184

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
111,700	Citizen Watch Co., Ltd.	551,806
5,900	Cosmo Energy Holdings Co., Ltd.	121,748
3,400	Cosmos Pharmaceutical Corp.	568,655
24,600	Credit Saison Co., Ltd.	289,465
198,700	Dai-ichi Life Holdings, Inc.	3,111,394
189,046	Daiwa Securities Group, Inc.	959,058
72,100	DIC Corp.	2,214,620
6,400	Disco Corp.	749,578
118,800	Don Quijote Holdings Co., Ltd.	7,384,733
5,200	DTS Corp.	166,358
33,700	East Japan Railway Co.	2,982,826
18,700	Eisai Co., Ltd.	1,449,094
20,900	Enplas Corp.‡	519,857
10,000	Ezaki Glico Co., Ltd.	508,590
65,000	Fancl Corp.	1,662,990
5,600	FCC Co., Ltd.	131,534
19,200	Fuji Corp.	225,749
8,600	Fuji Electric Holdings Co., Ltd.	254,359
40,500	FUJIFILM Holdings Corp.	1,576,220
376,200	Fujikura, Ltd.	1,498,422
8,300	Fujimi, Inc.	159,547
71,100	Fukuoka Financial Group, Inc.	1,449,671
20,800	Furukawa Electric Co., Ltd.	523,626
5,600	Future Corp.	75,847
205,394	Hachijuni Bank, Ltd. (The)	844,303
326,100	Hazama Ando Corp.	2,157,851
49,300	Hino Motors, Ltd.	467,320
40,900	Hirose Electric Co., Ltd.	4,014,884
29,500	Hitachi Capital Corp.	622,185
89,100	Hitachi Chemical Co., Ltd.	1,348,093
20,500	Hitachi High-Technologies Corp.	645,559
281,800	Hitachi, Ltd.	7,539,752
1,200	Hokuhoku Financial Group, Inc.	13,551
150,100	Honda Motor Co., Ltd.	3,959,937
29,600	Honda Motor Co., Ltd., ADR	782,920
3,300	Horiba, Ltd.‡	135,050
175,700	Hoya Corp.	10,593,406
36,700	IBJ Leasing Co., Ltd.	809,163
17,800	IHI Corp.	491,583
272,200	Inpex Corp.	2,435,572
177,100	Isuzu Motors, Ltd.	2,499,561
132,500	Ito En, Ltd.	5,947,797
234,400	ITOCHU Corp.	3,988,742
70,600	Japan Airlines Co., Ltd.	2,503,802
153,300	Japan Aviation Electronics Industry, Ltd.	1,777,310
141,200	Japan Exchange Group, Inc.	2,289,521
380,800	Japan Post Holdings Co., Ltd.	4,390,576
290,300	Japan Tobacco, Inc.‡	6,923,119
11,000	Jeol, Ltd.	166,130

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
77,100	JFE Holdings, Inc.	1,234,696
21,100	JSR Corp.	318,284
21,600	JTEKT Corp.	241,367
446,200	JXTG Holdings, Inc.	2,345,382
26,900	Kaken Pharmaceutical Co., Ltd.	1,192,804
18,500	Kamigumi Co., Ltd.	380,404
54,200	Kaneka Corp.	1,946,388
132,600	Kanematsu Corp.	1,613,462
94,200	Kansai Electric Power Co., Inc. (The)	1,416,670
97,600	Kansai Paint Co., Ltd.	1,880,567
178,008	Kao Corp.	13,229,524
67,600	Kawasaki Heavy Industries, Ltd.	1,449,166
541,900	KDDI Corp.	12,960,357
75,600	Keihin Corp.	1,270,623
15,000	Keisei Electric Railway Co., Ltd.	470,309
8,500	Keyence Corp.	4,313,722
3,800	Kikkoman Corp.	204,694
26,800	Kintetsu World Express, Inc.	396,205
82,900	Kobayashi Pharmaceutical Co., Ltd.	5,644,287
253,700	Komatsu, Ltd.	5,469,875
215,500	Konica Minolta, Inc.	1,950,431
4,200	Konoike Transport Co., Ltd.	61,364
9,186	Kose Corp.	1,445,111
49,500	KYB Corp.‡	1,198,305
10,200	Lintec Corp.	219,870
9,900	Mani, Inc.	376,726
518,900	Marubeni Corp.	3,653,086
12,400	Matsumotokiyoshi Holdings Co., Ltd.	380,313
346,000	Mebuki Financial Group, Inc.	920,859
84,600	MISUMI Group, Inc.	1,788,155
709,700	Mitsubishi Chemical Holdings Corp.	5,385,738
124,400	Mitsubishi Corp.	3,424,217
127,800	Mitsubishi Electric Corp.	1,417,023
118,900	Mitsubishi Gas Chemical Co., Inc.	1,793,551
37,600	Mitsubishi Heavy Industries, Ltd.	1,355,745
33,200	Mitsubishi Shokuhin Co., Ltd.	847,286
1,125,500	Mitsubishi UFJ Financial Group, Inc.	5,517,992
136,900	Mitsui & Co., Ltd.	2,109,369
24,400	Mitsui OSK Lines, Ltd.	533,524
2,617,200	Mizuho Financial Group, Inc.	4,062,427
393,400	MonotaRO Co., Ltd.‡	9,745,807
128,700	MS&AD Insurance Group Holdings, Inc.	3,673,959
4,900	Nachi-Fujikoshi Corp.	170,829
153,700	Nihon Kohden Corp.	5,001,221
37,500	Nihon Unisys, Ltd.	837,739
91,200	Nippon Light Metal Holdings Co., Ltd.	185,368
49,600	Nippon Soda Co., Ltd.	1,216,096
191,100	Nippon Telegraph & Telephone Corp.	7,806,683
36,700	Nishi-Nippon Financial Holdings, Inc.	320,454

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
475,200	Nissan Motor Co., Ltd.	3,812,775
34,900	Nisshin Oillio Group, Ltd. (The)	997,234
167,900	Nisshinbo Holdings, Inc.	1,271,703
20,600	Nissin Foods Holdings Co., Ltd.	1,295,538
30,900	Nitto Denko Corp.	1,561,124
189,100	Nomura Holdings, Inc.	725,273
117,100	Nomura Research Institute, Ltd.	4,349,291
307,941	North Pacific Bank, Ltd.	825,180
675,200	NTN Corp.	1,957,012
107,100	NTT Data Corp.	1,176,279
59,000	Obic Co., Ltd.	4,565,556
51,000	Okasan Securities Group, Inc.	226,842
11,800	Olympus Corp.	362,986
104,700	Omron Corp.	3,817,163
50,200	Ono Pharmaceutical Co., Ltd.	1,027,198
11,600	Oracle Corp. Japan	740,099
372,900	ORIX Corp.	5,456,783
27,600	Otsuka Holdings Co., Ltd.	1,130,263
75,100	Panasonic Corp.	678,066
29,600	Prima Meat Packers, Ltd.‡	529,328
388,800	Recruit Holdings Co., Ltd.	9,435,173
178,800	Renesas Electronics Corp.*	814,838
584,600	Resona Holdings, Inc.	2,817,099
12,400	Resorttrust, Inc.	182,075
129,200	Rohto Pharmaceutical Co., Ltd.	3,532,790
24,800	Royal Holdings Co., Ltd.‡	575,950
7,300	Ryobi, Ltd.	175,256
359,500	Santen Pharmaceutical Co., Ltd.	5,196,801
25,300	Sawai Pharmaceutical Co., Ltd.	1,206,025
26,300	SBI Holdings, Inc./Japan	517,538
38,500	SCREEN Holdings Co., Ltd.	1,615,937
73,700	Secom Co., Ltd.	6,122,242
82,500	Seibu Holdings, Inc.	1,439,229
82,500	Seiko Epson Corp.	1,164,016
10,100	Seino Holdings Co., Ltd.	132,746
512,700	Senshu Ikeda Holdings, Inc.	1,401,905
60,500	Seven & i Holdings Co., Ltd.	2,637,483
45,700	Shin-Etsu Chemical Co., Ltd.	3,555,532
35,500	Shindengen Electric Manufacturing Co., Ltd.	1,229,549
177,200	Shinsei Bank, Ltd.	2,114,158
65,200	Shionogi & Co., Ltd.	3,726,648
201,900	Shiseido Co., Ltd.	12,682,813
18,100	Showa Corp.	213,640
11,700	Showa Denko KK	348,713
59,600	Showa Shell Sekiyu KK	837,111
9,500	SMC Corp.	2,878,184
4,900	Sodick Co., Ltd.	30,772
50,100	Sohgo Security Services Co., Ltd.	2,347,118
896,700	Sojitz Corp.	3,122,084

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
120,600	Sompo Holdings, Inc.	4,102,258
33,600	Sony Financial Holdings, Inc.	629,340
438,600	Sumitomo Chemical Co., Ltd.	2,130,737
183,400	Sumitomo Corp.	2,610,209
11,300	Sumitomo Dainippon Pharma Co., Ltd.	359,964
136,600	Sumitomo Electric Industries, Ltd.	1,820,254
101,600	Sumitomo Mitsui Financial Group, Inc.	3,375,400
15,200	Sumitomo Riko Co., Ltd.	126,211
102,300	Sumitomo Rubber Industries, Ltd.‡	1,212,141
5,900	Sushiro Global Holdings, Ltd.	322,654
10,000	Sysmex Corp.	480,882
28,300	Systena Corp.	328,617
85,000	T&D Holdings, Inc.	990,885
7,100	T-Gaia Corp.	134,409
37,400	Taiyo Nippon Sanso Corp.	612,226
109,800	Takeda Pharmaceutical Co., Ltd.‡	3,707,870
12,900	Takeuchi Manufacturing Co., Ltd.	199,176
101,400	TDK Corp.	7,134,922
137,500	Teijin, Ltd.	2,201,955
232,700	Terumo Corp.	13,200,791
10,500	TIS, Inc.	413,913
36,700	Tobu Railway Co., Ltd.	991,132
5,300	Toho Holdings Co., Ltd.‡	129,849
90,700	Tohoku Electric Power Co., Inc.	1,198,697
155,300	Tokio Marine Holdings, Inc.	7,411,482
198,000	Tokyo Electric Power Co. Holdings, Inc.*	1,178,453
61,300	Tokyo Gas Co., Ltd.	1,556,315
5,500	Tokyotokeiba Co., Ltd.‡	137,256
34,500	Tokyu Construction Co., Ltd.	313,508
117,800	Tokyu Corp.	1,927,275
21,500	Towa Pharmaceutical Co., Ltd.	1,503,031
24,600	Toyo Ink SC Holdings Co., Ltd.	547,987
146,400	Toyo Suisan Kaisha, Ltd.	5,117,295
63,700	Toyoda Gosei Co., Ltd.	1,262,795
65,800	Toyota Motor Corp.	3,841,907
5,100	Trend Micro, Inc.*	277,510
64,300	TS Tech Co., Ltd.	1,769,913
14,800	Tsubakimoto Chain Co.	487,645
88,300	Ube Industries, Ltd.	1,797,951
33,900	Ulvac, Inc.	985,654
51,000	Unicharm Corp.	1,654,368
42,300	Unipres Corp.	717,498
72,870	USS Co., Ltd.	1,228,060
29,000	Valor Holdings Co., Ltd.	699,394
7,500	West Japan Railway Co.	530,534
148,000	Yamaha Motor Co., Ltd.‡	2,912,382
211,700	Yokogawa Electric Corp.	3,668,065
73,000	Yokohama Rubber Co., Ltd. (The)‡	1,373,969

	Total Japan	444,416,840

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Luxembourg — 0.6%
77,380	ArcelorMittal	1,604,609
13,719	ArcelorMittal, ADR	283,572
1,777,694	B&M European Value Retail SA	6,373,359
17,900	SAF-Holland SA	229,178
31,620	Spotify Technology SA*	3,588,870

	Total Luxembourg	12,079,588

	Malaysia — 0.1%
748,700	Tenaga Nasional Bhd	2,463,961

	Netherlands — 2.8%
846,180	Aegon NV	3,945,659
27,365	AerCap Holdings NV*	1,083,654
10,344	ASR Nederland NV	408,900
130,121	CNH Industrial NV	1,167,373
23,108	Core Laboratories NV	1,378,623
24,377	EXOR NV	1,316,974
69,238	Fiat Chrysler Automobiles NV*	1,003,773
84,194	Heineken NV	7,430,218
146,400	ING Groep NV	1,574,831
150,800	Koninklijke Ahold Delhaize NV	3,805,443
91,850	Koninklijke Philips NV	3,247,598
107,036	Koninklijke Philips NV, ADR	3,758,034
183,605	NN Group NV	7,304,103
35,890	Randstad NV	1,644,798
107,600	Signify NV	2,517,870
64,015	STMicroelectronics NV	894,976
89,100	STMicroelectronics NV, ADR	1,236,708
62,357	STMicroelectronics NV (Euronext Exchange)	889,973
52,254	Unilever NV	2,832,593
8,268	Unilever NV (New York Exchange)	444,818
45,846	Wolters Kluwer NV	2,707,441
181,060	Yandex NV Class A*	4,951,991

	Total Netherlands	55,546,351

	New Zealand — 0.1%
363,746	SKY Network Television, Ltd.	451,233
275,288	Trade Me Group, Ltd.¤	1,172,175

	Total New Zealand	1,623,408

	Norway — 0.6%
8,571	Aker BP ASA	215,781
41,900	Austevoll Seafood ASA	516,785
238,561	DNB ASA	3,806,055
170,559	Equinor ASA	3,619,318
26,564	Equinor ASA, ADR	562,360
87,267	Orkla ASA	685,708
36,100	Salmar ASA	1,784,332

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Norway — continued
69,427	SpareBank 1 SMN	675,095

	Total Norway	11,865,434

	Philippines — 0.0%
6,261,800	Vista Land & Lifescapes, Inc.	644,221

	Poland — 0.1%
423,743	PGE Polska Grupa Energetyczna SA*	1,127,951

	Portugal — 0.2%
2,816,126	Banco Comercial Portugues SA Class R*	738,819
782,528	Banco Espirito Santo SA* **** ¤ ^	—
662,173	EDP — Energias de Portugal SA	2,307,980
70,384	Jeronimo Martins SGPS SA	831,950

	Total Portugal	3,878,749

	Russia — 0.3%
297,500	Gazprom PJSC, ADR	1,317,627
29,100	LUKOIL PJSC, ADR	2,075,994
92,600	MMC Norilsk Nickel PJSC, ADR	1,737,176
26,100	Tatneft PJSC, ADR	1,644,300

	Total Russia	6,775,097

	Singapore — 0.2%
171,000	United Overseas Bank, Ltd.	3,082,516
1,713,900	Yangzijiang Shipbuilding Holdings, Ltd.	1,571,809

	Total Singapore	4,654,325

	South Africa — 0.1%
1,003,000	Old Mutual, Ltd.	1,496,115

	South Korea — 0.4%
62,900	Kia Motors Corp.*	1,899,740
138,961	Samsung Electronics Co., Ltd.	4,819,673
6,440	SK Telecom Co., Ltd.	1,555,458

	Total South Korea	8,274,871

	Spain — 2.0%
196,996	Amadeus IT Group SA	13,700,921
309,821	Banco Santander SA	1,407,125
2,576	Corp. Financiera Alba SA	125,152
334,800	Distribuidora Internacional de Alimentacion SA‡	176,628
58,938	Ence Energia y Celulosa SA	369,552
64,465	Endesa SA	1,483,443
21,213	Grifols SA	555,317
354,792	Iberdrola SA	2,846,363
363,227	International Consolidated Airlines Group SA	2,858,904
20,191	Let’s GOWEX SA* **** ¤ ^ ‡	—

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Spain — continued
584,061	Mapfre SA‡	1,548,992
51,575	Naturgy Energy Group SA	1,312,404
468,870	Repsol SA	7,546,720
781,849	Telefonica SA	6,559,382

	Total Spain	40,490,903

	Sweden — 2.4%
96,974	Boliden AB	2,099,863
57,885	Elekta AB Class B	687,829
67,233	Getinge AB	605,911
53,344	Hexagon AB Class B	2,454,852
34,571	Industrivarden AB Class A	714,360
82,728	Investor AB Class A‡	3,527,150
57,769	Kinnevik AB Class B	1,392,448
6,583	L E Lundbergforetagen AB Class B	193,944
277,427	Lundin Petroleum AB	6,927,969
127,786	Resurs Holding AB	788,407
93,900	Sandvik AB	1,338,198
645,800	SAS AB*	1,515,099
19,628	Skandinaviska Enskilda Banken AB Class A	190,616
169,600	SKF AB Class B	2,571,972
416,377	Svenska Handelsbanken AB Class A	4,616,575
17,650	Swedish Match AB	694,983
34,165	Swedish Orphan Biovitrum AB*	743,735
1,271,914	Telefonaktiebolaget LM Ericsson Class B	11,178,572
113,900	Telefonaktiebolaget LM Ericsson Class B, ADR	1,010,293
268,900	Volvo AB Class B	3,516,747

	Total Sweden	46,769,523

	Switzerland — 7.5%
14,476	Ascom Holding AG‡	199,416
9,800	Autoneum Holding AG‡	1,465,328
79	BKW AG	5,505
350	Bucher Industries AG	93,873
62	Chocoladefabriken Lindt & Spruengli AG	383,648
43,422	Cie Financiere Richemont SA	2,774,991
112,500	Credit Suisse Group AG*	1,232,502
4,797	Geberit AG	1,860,310
6,442	Givaudan SA	14,873,191
30,049	Julius Baer Group, Ltd.*	1,067,169
43,460	Lonza Group AG*	11,228,710
264,917	Nestle SA	21,444,894
238,092	Novartis AG	20,297,476
60,940	Novartis AG, ADR	5,229,261
127,758	Roche Holding AG	31,544,225
743	Roche Holding AG (Bearer Shares)	180,436
9,372	Schindler Holding AG	1,851,013
2,795	SGS SA	6,265,926
13,044	Sika AG	1,648,694

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Switzerland — continued
6,072	Sonova Holding AG	989,210
594	Straumann Holding AG	372,380
12,800	Swiss Life Holding AG*	4,915,886
52,900	Swiss Re AG	4,836,019
7,465	Temenos Group AG*	892,801
671,120	UBS Group AG*	8,329,431
13,200	Zurich Insurance Group AG	3,924,650

	Total Switzerland	147,906,945

	Taiwan — 0.7%
591,000	Charoen Pokphand Enterprise	1,022,911
1,419,000	Compeq Manufacturing Co., Ltd.	914,084
940,000	Fubon Financial Holding Co., Ltd.	1,438,885
283,319	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	10,457,304

	Total Taiwan	13,833,184

	Thailand — 0.1%
16,831,100	Quality Houses PCL Class F	1,354,345
18,813,200	Sansiri PCL	681,805

	Total Thailand	2,036,150

	Turkey — 0.1%
372,800	TAV Havalimanlari Holding AS	1,676,230

	United Kingdom — 14.1%
339,008	3i Group Plc	3,339,236
51,352	Anglo American Plc‡	1,143,094
91,678	Ashtead Group Plc	1,911,379
30,658	Associated British Foods Plc	797,710
175,700	AstraZeneca Plc	13,142,099
218,630	AstraZeneca Plc, ADR	8,303,567
29,000	Babcock International Group Plc	180,720
1,077,336	BAE Systems Plc	6,300,660
280,200	Barratt Developments Plc	1,651,560
48,300	Bellway Plc	1,547,099
33,600	Berkeley Group Holdings Plc	1,488,767
77,542	BHP Group Plc, ADR	3,248,234
124,882	BP Plc, ADR	4,735,525
1,090,400	BP Plc	6,887,422
36,975	British American Tobacco Plc	1,177,284
36,600	British American Tobacco Plc, ADR	1,166,076
129,300	Britvic Plc	1,316,588
957,600	BT Group Plc	2,903,866
37,580	Bunzl Plc	1,133,848
37,049	Burberry Group Plc	818,906
349,625	Centamin Plc	484,467
849,500	Centrica Plc	1,459,514
663,538	Compass Group Plc	13,943,851

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
150,255	Crest Nicholson Holdings Plc	628,059
19,578	Croda International Plc	1,168,183
31,424	Dechra Pharmaceuticals Plc	828,447
10,661	Diageo Plc, ADR	1,511,730
660,536	Diageo Plc	23,513,176
501,900	Dixons Carphone Plc	767,703
293,491	Experian Plc	7,120,701
701,600	Firstgroup Plc*	745,227
76,465	Galliford Try Plc	606,714
3,285	Games Workshop Group Plc	127,187
405,272	GlaxoSmithKline Plc	7,696,894
129,671	GlaxoSmithKline Plc, ADR	4,954,729
47,696	Greggs Plc	769,040
394,985	Halma Plc	6,861,640
34,071	Hargreaves Lansdown Plc	802,333
278,223	Hays Plc	496,083
6,029	Hikma Pharmaceuticals Plc	131,764
114,584	IG Group Holdings Plc	831,825
356,995	IMI Plc	4,292,073
17,300	Imperial Brands Plc	523,731
4,100	Imperial Brands Plc, ADR	125,132
166,100	Inchcape Plc	1,166,670
31,876	InterContinental Hotels Group Plc	1,720,106
253,634	Intertek Group Plc	15,505,354
740,700	J Sainsbury Plc	2,499,892
78,964	Jardine Lloyd Thompson Group Plc	1,902,757
973,798	Kingfisher Plc	2,573,475
5,315,800	Lloyds Banking Group Plc	3,510,350
245,660	London Stock Exchange Group Plc	12,708,882
569,000	Man Group Plc	963,822
676,700	Marks & Spencer Group Plc	2,130,481
309,291	Meggitt Plc	1,855,330
400,400	Mitchells & Butlers Plc*	1,312,610
256,118	Moneysupermarket.com Group Plc	898,658
33,961	National Grid Plc, ADR	1,629,449
277,200	Paragon Banking Group Plc	1,362,742
320,254	Pets at Home Group Plc	472,320
1,132,996	QinetiQ Group Plc	4,132,705
334,333	Quilter Plc	503,814
146,360	Reckitt Benckiser Group Plc	11,208,477
222,500	Redrow Plc	1,392,509
3,198	RELX Plc, ADR	65,623
175,584	RELX Plc*	3,606,917
192,666	RELX Plc (London Exchange)	3,966,558
11,123	Renishaw Plc	600,649
245,384	Rentokil Initial Plc	1,053,821
226,599	Restaurant Group Plc (The)‡	411,539
84,972	Rightmove Plc	467,782
40,587	Rio Tinto Plc	1,928,096

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
86,947	Rio Tinto Plc, ADR	4,215,191
280,600	Royal Dutch Shell Plc Class B	8,362,507
275,200	Royal Mail Plc	953,696
239,381	Senior Plc	577,434
25,055	Shire Plc	1,458,289
33,388	Shire Plc, ADR	5,810,848
3,588	Smith & Nephew Plc, ADR	134,119
358,442	Smith & Nephew Plc	6,683,331
77,198	Sophos Group Plc	372,237
93,627	Spectris Plc	2,717,555
62,704	Spirax-Sarco Engineering Plc	4,983,252
123,300	SSE Plc	1,698,332
790,500	Stagecoach Group Plc	1,333,984
181,500	Tate & Lyle Plc	1,525,645
735,600	Taylor Wimpey Plc	1,276,472
31,300	Tesco Plc, ADR	229,116
72,420	Unilever Plc, ADR	3,783,945
1,296,195	Vodafone Group Plc	2,524,125
201,601	Vodafone Group Plc, ADR	3,886,867
60,600	William Hill Plc	119,629
690,051	WM Morrison Supermarkets Plc	1,874,145
9,300	WPP Plc, ADR	509,640

	Total United Kingdom	280,165,590

	United States — 2.2%
80,190	Analog Devices, Inc.	6,882,708
38,340	ANSYS, Inc.*	5,480,320
247,602	Cadence Design Systems, Inc.*	10,765,735
151,457	Colgate-Palmolive Co.	9,014,721
54,041	DENTSPLY SIRONA, Inc.	2,010,866
33,410	Nordson Corp.	3,987,483
2,291	NVIDIA Corp.	305,848
44,766	Texas Instruments, Inc.	4,230,387

	Total United States	42,678,068

	TOTAL COMMON STOCKS (COST $1,882,376,158)	1,820,749,198

	INVESTMENT COMPANIES — 0.9%

	United States — 0.9%
297,594	iShares MSCI EAFE ETF Index Fund	17,492,575
29,600	iShares MSCI Eurozone ETF	1,037,776

	TOTAL INVESTMENT COMPANIES (COST $19,017,986)	18,530,351

	PREFERRED STOCKS — 1.0%

	Brazil — 0.1%
517,660	Itausa — Investimentos Itau SA, 3.25%	1,613,451

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Germany — 0.9%
3,029	Bayerische Motoren Werke AG, 6.35%	215,027
126,657	Henkel AG & Co. KGaA, 1.85%	13,812,768
29,593	Porsche Automobil Holding SE, 3.16%	1,746,942
79,983	Schaeffler AG, 7.09%	681,904
14,800	Volkswagen AG, 2.70%	2,350,334

	Total Germany	18,806,975

	Spain — 0.0%
7,328	Grifols SA, 2.43% Series B	135,205

	TOTAL PREFERRED STOCKS (COST $21,438,446)	20,555,631

	RIGHTS — 0.0%

	Spain — 0.0%
384,001	Repsol SA Expires 1/14/19* ‡	175,588

	TOTAL RIGHTS (COST $180,133)	175,588

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.4%

	Mutual Fund - Securities Lending Collateral — 1.1%
20,760,081	State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.27%## ***	20,760,081

	U.S. Government and Agency Obligations — 0.3%
6,000,000	United States Treasury Bill, 2.31%, due 03/14/19** ‡‡	5,971,852

	TOTAL SHORT-TERM INVESTMENTS (COST $26,732,541)	26,731,933

	TOTAL INVESTMENTS — 95.3% (Cost $1,949,745,264)	1,886,742,701

	Other Assets and Liabilities (net) — 4.7%	93,415,224

	NET ASSETS — 100.0%	$1,980,157,925

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Notes to Schedule of Investments:

ADR — American Depository Receipt

REIT — Real Estate Investment Trust

##	The rate disclosed is the 7 day net yield as of December 31, 2018.

*	Non-income producing security

**	All or a portion of this security is pledged for open futures collateral.

***	Represents an investment of securities lending cash collateral.

****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at December 31, 2018 was $1,457,972.

¤	Illiquid security. The total market value of the securities at period end is $3,335,522 which represents 0.2% of net assets. The aggregate tax cost of these securities held at December 31, 2018 was $4,235,481.

^	Level 3 — significant unobservable inputs were used in determining the value of this portfolio security.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Forward Foreign Currency Contracts

Currency Purchased		Currency Sold		Settlement Date		Counterparty	Unrealized Appreciation (Depreciation)
USD	697,333	JPY	76,000,000		02/22/19	Citibank N.A.		$2,103
USD	19,547,046	JPY	2,128,429,000		02/22/19	State Street Bank and Trust		76,676

						$78,779

Currency Abbreviations

JPY	— Japanese Yen
USD	— U.S. Dollar

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
1,068	MSCI EAFE Index	Mar 2019	$91,634,400	$(1,805,533)

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Pharmaceuticals	8.7
Banks	5.8
Insurance	5.6
Food	4.7
Chemicals	4.5
Commercial Services	4.5
Oil & Gas	4.0
Telecommunications	3.6
Beverages	3.4
Cosmetics & Personal Care	3.1
Software	2.8
Electric	2.7
Health Care — Products	2.7
Diversified Financial Services	2.0
Auto Manufacturers	1.8
Electronics	1.8
Semiconductors	1.8
Retail	1.7
Internet	1.6
Apparel	1.5
Mining	1.5
Biotechnology	1.4
Aerospace & Defense	1.3
Distribution & Wholesale	1.3
Household Products & Wares	1.3
Computers	1.2
Machinery — Diversified	1.2
Real Estate	1.2
Auto Parts & Equipment	1.1
Miscellaneous — Manufacturing	1.0
Transportation	1.0
Airlines	0.9
Electrical Components & Equipment	0.9
Machinery — Construction & Mining	0.9
Unaffiliated Funds	0.9
Building Materials	0.8
REITS	0.8
Food Service	0.7
Agriculture	0.6
Home Builders	0.6
Iron & Steel	0.6
Engineering & Construction	0.5
Investment Companies	0.5
Media	0.5
Metal Fabricate & Hardware	0.5
Gas	0.4
Office & Business Equipment	0.3
Forest Products & Paper	0.2
Hand & Machine Tools	0.2
Private Equity	0.2
Advertising	0.1

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Energy-Alternate Sources	0.1
Entertainment	0.1
Holding Companies — Diversified	0.1
Leisure Time	0.1
Lodging	0.1
Oil & Gas Services	0.1
Packaging & Containers	0.1
Shipbuilding	0.1
Trucking & Leasing	0.1
Water	0.1
Environmental Control	0.0
Health Care — Services	0.0
Home Furnishings	0.0
Toys, Games & Hobbies	0.0
Short-Term Investments and Other Assets and Liabilities (net)	6.1

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 98.3%

	Asset Backed Securities — 13.8%
170,000	AccessLex Institute, Series 2005-1, Class A4, 3.03% (3 mo. USD LIBOR plus 0.210%), due 06/22/37†	165,039
575,500	AccessLex Institute, Series 2006-1, Class A3, 2.89% (3 mo. USD LIBOR plus 0.200%), due 08/25/37†	564,608
254,395	AccessLex Institute, Series 2007-A, Class A3, 2.99% (3 mo. USD LIBOR plus 0.300%), due 05/25/36†	251,007
290,000	Ally Auto Receivables Trust, Series 2017-4, Class A4, 1.96%, due 07/15/22	285,840
245,000	Ally Auto Receivables Trust, Series 2018-1, Class A3, 2.35%, due 06/15/22	243,026
848,000	Ally Master Owner Trust, Series 2018-1, Class A2, 2.70%, due 01/17/23	842,054
250,000	ALM CLO VIII, Ltd., Series 2013-8A, Class A1R, 3.93% (3 mo. USD LIBOR plus 1.490%), due 10/15/28† 144A	250,009
76,579	American Airlines Pass Through Trust, Series 2001-1, Class A, 6.98%, due 11/23/22	78,255
815,000	American Express Credit Account Master Trust, Series 2017-1, Class A, 1.93%, due 09/15/22	805,553
200,000	AmeriCredit Automobile Receivables Trust, Series 2017-3, Class C, 2.69%, due 06/19/23	197,701
500,000	AmeriCredit Automobile Receivables Trust, Series 2017-4, Class C, 2.60%, due 09/18/23	491,993
400,000	AmeriCredit Automobile Receivables Trust, Series 2018-1, Class C, 3.50%, due 01/18/24	401,697
170,000	AmeriCredit Automobile Receivables Trust, Series 2018-2, Class C, 3.59%, due 06/18/24	171,583
141,000	Americredit Automobile Receivables Trust, Series 2018-3, Class C, 3.74%, due 10/18/24	143,337
76,614	Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Series 2004-R2, Class A1A, 3.20% (1 mo. USD LIBOR plus 0.690%), due 04/25/34†	76,861
504,194	Ameriquest Mortgage Securities, Inc., Series 2003-9, Class AV1, 3.27% (1 mo. USD LIBOR plus 0.760%), due 09/25/33†	501,898
775,188	Applebee’s Funding LLC/IHOP Funding LLC, Series 2014-1, Class A2, 4.28%, due 09/05/44 144A	773,910
645,050	Arbys Funding LLC, Series 2015-1A, Class A2, 4.97%, due 10/30/45 144A	659,550
265,248	Asset Backed Securities Corp Home Equity Loan Trust, Series 2003-HE7, Class M1, 3.43% (1 mo. USD LIBOR plus 0.975%), due 12/15/33†	265,736
1,000,000	Atlas Senior Loan Fund CLO V, Ltd., Series 2014-1A, Class AR2, 3.70% (3 mo. USD LIBOR plus 1.260%), due 07/16/29† 144A	993,745
1,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.63%, due 12/20/21 144A	989,233
1,125,000	BA Credit Card Trust, Series 2017-A1, Class A1, 1.95%, due 08/15/22	1,111,849
250,000	Battalion CLO VIII, Ltd., Series 2015-8A, Class A1R, 3.78% (3 mo. USD LIBOR plus 1.340%), due 07/18/30† 144A	248,579
500,000	Battalion CLO X, Ltd., Series 2016-10A, Class A1, 4.04% (3 mo. USD LIBOR plus 1.550%), due 01/24/29† 144A	499,990
3,863	Bear Stearns Asset Backed Securities Trust, Series 2004-SD3, Class A3, 3.46% (1 mo. USD LIBOR plus 1.140%), due 09/25/34†	3,873
250,000	Benefit Street Partners CLO XII, Ltd., Series 2017-12A, Class A1, 3.69% (3 mo. USD LIBOR plus 1.250%), due 10/15/30† 144A	248,484
250,000	BlueMountain CLO, Ltd., Series 2015-1A, Class A1R, 3.77% (3 mo. USD LIBOR plus 1.330%), due 04/13/27† 144A	250,108
315,000	BMW Vehicle Owner Trust, Series 2016-A, Class A4, 1.37%, due 12/27/22	310,038
400,000	BMW Vehicle Owner Trust, Series 2018-A, Class A3, 2.35%, due 04/25/22	397,255
5,000	Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4, 1.99%, due 07/17/23	4,924

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued
500,000	Carlyle Global Market Strategies CLO, Ltd., Series 2012-4A, Class AR, 3.92% (3 mo. USD LIBOR plus 1.450%), due 01/20/29† 144A	500,028
500,000	Carlyle Global Market Strategies CLO, Ltd., Series 2017-1A, Class A1B, 3.70% (3 mo. USD LIBOR plus 1.230%), due 04/20/31† 144A	495,953
280,000	CarMax Auto Owner Trust, Series 2016-2, Class A4, 1.68%, due 09/15/21	275,731
255,000	CarMax Auto Owner Trust, Series 2018-1, Class A3, 2.48%, due 11/15/22	253,178
255,000	Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A4, 1.87%, due 02/15/22 144A	252,306
1,020,000	Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75%, due 11/19/21	1,009,352
800,000	Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, 3.12% (1 mo. LIBOR plus 0.620%), due 04/22/26†	805,114
800,000	Citibank Credit Card Issuance Trust, Series 2017-A7, Class A7, 2.76% (1 mo. LIBOR plus 0.370%), due 08/08/24†	798,524
930,000	Citibank Credit Card Issuance Trust, Series 2018-A1, Class A1, 2.49%, due 01/20/23	922,912
1,300,000	Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, due 10/13/30	1,365,843
358,364	CLI Funding LLC, Series 2018-1A, Class A, 4.03%, due 04/18/43‡‡‡‡	362,973
270,000	CNH Equipment Trust, Series 2017-C, Class A3, 2.08%, due 02/15/23	266,605
392,000	CNH Equipment Trust, Series 2018-B, Class A3, 3.19%, due 11/15/23	393,831
669,800	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, due 04/25/47 144A	677,977
223,000	Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A4, 3.01% (3 mo. USD LIBOR plus 0.200%), due 03/28/35†	215,087
672,069	Commonbond Student Loan Trust, Series 2017-BGS, Class A1, 2.68%, due 09/25/42 144A	650,916
389,803	CSMC Trust, Series 2018-RPL8, Class A1, 4.06%, due 07/25/58 144A	390,228
423,500	DB Master Finance LLC, Series 2015-1A, Class A2II, 3.98%, due 02/20/45 144A	429,890
1,089,990	DB Master Finance LLC, Series 2017-1A, Class A2I, 3.63%, due 11/20/47 144A	1,054,533
148,500	DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, due 11/20/47‡‡‡‡	143,619
1,070,000	Discover Card Execution Note Trust, Series 2017-A6, Class A6, 1.88%, due 02/15/23	1,054,022
1,124,000	DLL LLC, Series 2018-1, Class A4, 3.27%, due 04/17/26 144A	1,136,451
245,000	DLL LLC, Series 2018-ST2, Class A3, 3.46%, due 01/20/22‡‡‡‡	246,483
513,500	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.12%, due 07/25/47 144A	503,918
855,175	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A2I, 3.74% (3 mo. USD LIBOR plus 1.250%), due 07/25/47† 144A	856,222
602,970	Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2I, 4.12%, due 07/25/48 144A	595,902
400,000	Drive Auto Receivables Trust, Series 2018-1, Class B, 2.88%, due 02/15/22	399,529
485,000	Driven Brands Funding LLC, Series 2015-1A, Class A2, 5.22%, due 07/20/45 144A	504,806
326,000	Enterprise Fleet Financing LLC, Series 2018-3, Class A2, 3.38%, due 05/20/24 144A	327,405
490,000	Evergreen Credit Card Trust, Series 2018-1, Class A, 2.95%, due 03/15/23‡‡‡‡	490,224
250,000	Flagship CLO VIII, Ltd., Series 2014-8A, Class ARR, 3.29%, due 01/16/26◆◆ 144A	249,090
128,050	FOCUS Brands Funding LLC, Series 2017-1A, Class A2I, 3.86%, due 04/30/47‡‡‡‡	129,313
255,000	Ford Credit Auto Owner Trust, Series 2016-B, Class A4, 1.52%, due 08/15/21	251,806
343,000	Ford Credit Auto Owner Trust, Series 2016-C, Class A4, 1.40%, due 02/15/22	335,674
113,000	Ford Credit Auto Owner Trust, Series 2017-B, Class A4, 1.87%, due 09/15/22	110,648
285,000	Ford Credit Auto Owner Trust, Series 2017-C, Class A4, 2.16%, due 03/15/23	280,327
350,000	Ford Credit Auto Owner Trust, Series 2018-B, Class A3, 3.24%, due 04/15/23	351,984
900,000	Ford Credit Floorplan Master Owner Trust, Series 2017-3, Class A, 2.48%, due 09/15/24	883,196
2,900,000	Ford Credit Floorplan Master Owner Trust, Series 2018-2, Class A, 3.17%, due 03/15/25	2,923,379

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued
455,000	Ford Credit Floorplan Master Owner Trust A, Series 2017-2, Class A1, 2.16%, due 09/15/22	448,416
4,079,000	Ford Credit Floorplan Master Owner Trust A, Series 2018-3, Class A1, 3.52%, due 10/15/23	4,129,339
400,000	GM Financial Consumer Automobile Receivables Trust, Series 2017-2A, Class A3, 1.86%, due 12/16/21‡‡‡‡	395,585
100,000	GM Financial Consumer Automobile Receivables Trust, Series 2018-4, Class C, 3.62%, due 06/17/24	101,767
936,000	Goal Capital Funding Trust, Series 2005-2, Class A4, 2.88% (3 mo. USD LIBOR plus 0.200%), due 08/25/44†	921,871
390,000	Golden Credit Card Trust, Series 2018-1A, Class A, 2.62%, due 01/15/23 144A	388,159
229,541	Hilton Grand Vacations Trust, Series 2017-AA, Class A, 2.66%, due 12/26/28 144A	227,311
108,607	Hilton Grand Vacations Trust, Series 2018-AA, Class A, 3.54%, due 02/25/32‡‡‡‡	109,043
196,985	Home Equity Asset Trust, Series 2003-8, Class M1, 3.59% (1 mo. USD LIBOR plus 1.080%), due 04/25/34†	197,853
510,000	Honda Auto Receivables Owner Trust, Series 2016-4, Class A4, 1.36%, due 01/18/23	501,245
125,000	Honda Auto Receivables Owner Trust, Series 2017-2, Class A4, 1.87%, due 09/15/23	122,864
145,000	Honda Auto Receivables Owner Trust, Series 2017-3, Class A4, 1.98%, due 11/20/23	142,547
226,000	Honda Auto Receivables Owner Trust, Series 2018-2, Class A3, 3.01%, due 05/18/22	226,304
170,000	Honda Auto Receivables Owner Trust, Series 2018-3, Class A3, 2.95%, due 08/22/22	170,172
880,000	Huntington Auto Trust, Series 2016-1, Class A4, 1.93%, due 04/15/22	871,252
345,000	Hyundai Auto Lease Securitization Trust, Series 2018-A, Class A3, 2.81%, due 04/15/21 144A	343,870
221,000	Hyundai Auto Receivables Trust, Series 2018-B, Class A3, 3.20%, due 12/15/22	222,346
500,000	ICG US CLO, Ltd., Series 2017-2A, Class A1, 3.76% (3 mo. USD LIBOR plus 1.280%), due 10/23/29† 144A	496,959
577,241	Invitation Homes Trust, Series 2018-SFR1, Class A, 3.16%, due 03/17/37 144A	566,163
165,000	John Deere Owner Trust, Series 2018-A, Class A3, 2.66%, due 04/18/22	164,512
176,838	KeyCorp Student Loan Trust, Series 2004-A, Class 1A2, 2.75% (3 mo. USD LIBOR plus 0.240%), due 10/27/42†	172,705
500,000	Laurel Road Prime Student Loan Trust, Series 2017-C, Class A2B, 2.81%, due 11/25/42 144A	487,312
750,000	Limerock CLO III LLC, Series 2014-3A, Class A1R, 3.67% (3 mo. USD LIBOR plus 1.200%), due 10/20/26† 144A	748,570
2,370,000	Mercedes-Benz Auto Receivables Trust, Series 2016-1, Class A4, 1.46%, due 12/15/22	2,320,009
750,000	MidOcean Credit CLO III, Series 2014-3A, Class A1R, 3.59%, due 04/21/31◆◆ 144A	734,710
169,936	Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.50%, due 08/25/58◆◆ ‡‡‡‡	169,008
1,570,000	MMAF Equipment Finance LLC, Series 2014-AA, Class A5, 2.33%, due 12/08/25 144A	1,550,515
700,000	MMAF Equipment Finance LLC, Series 2017-AA, Class A4, 2.41%, due 08/16/24 144A	688,081
360,000	MMAF Equipment Finance LLC, Series 2017-B, Class A3, 2.21%, due 10/17/22‡‡‡‡	354,566
153,411	Morgan Stanley ABS Capital I, Inc., Series 2003-NC10, Class M1, 3.53% (1 mo. USD LIBOR plus 1.020%), due 10/25/33†	151,938
78,178	Morgan Stanley ABS Capital I, Inc., Series 2003-NC7, Class M1, 3.56% (1 mo. USD LIBOR plus 1.050%), due 06/25/33†	79,024
340,365	MVW Owner Trust, Series 2018-1A, Class A, 3.45%, due 01/21/36‡‡‡‡	343,912
431,795	Navient Private Education Loan Trust, Series 2016-AA, Class A2A, 3.91%, due 12/15/45‡‡‡‡	439,195
579,000	Nelnet Student Loan Trust, Series 2006-1, Class A6, 3.10% (3 mo. USD LIBOR plus 0.450%), due 08/23/36† 144A	565,536

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued
247,818	New Century Home Equity Loan Trust, Series 2003-A, Class A, 3.04% (1 mo. USD LIBOR plus 0.720%), due 10/25/33† 144A	241,381
252,571	New Residential Mortgage LLC, Series 2018-FNT1, Class A, 3.61%, due 05/25/23‡‡‡‡	253,579
158,289	New Residential Mortgage LLC, Series 2018-FNT2, Class A, 3.79%, due 07/25/54 144A	159,759
418,121	NewResidential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00%, due 12/25/57◆◆ 144A	421,289
323,000	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.54%, due 04/18/22 144A	320,927
120,000	NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A2, 3.22%, due 02/15/23‡‡‡‡	119,647
2,050,000	NextGear Floorplan Master Owner Trust, Series 2018-2A, Class A2, 3.69%, due 10/16/23‡‡‡‡	2,067,797
330,000	Nissan Auto Receivables Owner Trust, Series 2017-B, Class A4, 1.95%, due 10/16/23	324,567
534,000	Nissan Auto Receivables Owner Trust, Series 2018-C, Class A3, 3.22%, due 06/15/23	538,117
600,000	North Carolina State Education Assistance Authority, Series 2011-2, Class A3, 3.29% (3 mo. USD LIBOR plus 0.800%), due 07/25/36†	605,592
97,619	NRZ Excess Spread-Collateralized Notes, Series 2018-PLS1, Class A, 3.19%, due 01/25/23 144A	97,023
357,957	NRZ Excess Spread-Collateralized Notes, Series 2018-PLS2, Class A, 3.27%, due 02/25/23 144A	357,500
250,000	OCP CLO, Ltd., Series 2017-13A, Class A1A, 3.70% (3 mo. USD LIBOR plus 1.260%), due 07/15/30† 144A	248,918
431,549	OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 2.16%, due 10/15/20 144A	430,158
1,300,000	OneMain Direct Auto Receivables Trust, Series 2017-2A, Class B, 2.55%, due 11/14/23 144A	1,287,193
300,000	OneMain Direct Auto Receivables Trust, Series 2017-2A, Class C, 2.82%, due 07/15/24 144A	297,096
700,000	OneMain Financial Issuance Trust, Series 2017-1A, Class A2, 3.24% (1 mo. USD LIBOR plus 0.800%), due 09/14/32† 144A	701,865
170,000	OneMain Financial Issuance Trust, Series 2018-1A, Class A, 3.30%, due 03/14/29 144A	170,278
750,000	OZLM Funding IV CLO, Ltd., Series 2013-4A, Class A1R, 3.72% (3 mo. USD LIBOR plus 1.250%), due 10/22/30† 144A	748,556
750,000	OZLM IX CLO, Ltd., Series 2014-9A, Class A1AR, 3.75%, due 10/20/31◆◆ 144A	744,588
250,000	OZLM XI CLO, Ltd., Series 2015-11A, Class A1R, 3.77% (3 mo. USD LIBOR plus 1.250%), due 10/30/30† 144A	248,459
750,000	OZLM XV CLO, Ltd., Series 2016-15A, Class A1, 3.96% (3 mo. USD LIBOR plus 1.490%), due 01/20/29† 144A	751,039
750,000	Palmer Square CLO Ltd., Series 2018-2A, Class A1A, 3.36%, due 07/16/31◆◆ 144A	740,773
500,000	Palmer Square CLO, Ltd., Series 2015-1A, Class A1R, 3.95% (3 mo. USD LIBOR plus 1.300%), due 05/21/29† 144A	498,541
340,000	PFS Financing Corp., Series 2018-B, Class A, 2.89%, due 02/15/23 144A	337,380
10,371	Renaissance Home Equity Loan Trust, Series 2005-2, Class AF4, 4.93%, due 08/25/35††	10,567
250,000	Romark CLO II, Ltd., Series 2018-2A, Class A1, 3.43%, due 07/25/31◆◆ 144A	245,464
300,000	Santander Drive Auto Receivables Trust, Series 2017-3, Class C, 2.76%, due 12/15/22	298,294
300,000	Santander Drive Auto Receivables Trust, Series 2018-1, Class C, 2.96%, due 03/15/24	298,776
500,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class C, 3.35%, due 07/17/23	500,777
430,000	Santander Drive Auto Receivables Trust, Series 2018-3, Class C, 3.51%, due 08/15/23	430,567
500,000	Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.81%, due 12/16/24	503,764

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued
320,962	Saxon Asset Securities Trust, Series 2005-1, Class M1, 3.01% (1 mo. USD LIBOR plus 0.690%), due 05/25/35†	318,213
150,261	Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A, 3.50%, due 06/20/35‡‡‡‡	151,828
500,000	Silver Creek CLO, Ltd., Series 2014-1A, Class AR, 3.71% (3 mo. USD LIBOR plus 1.240%), due 07/20/30† 144A	497,096
110,294	SLM Private Credit Student Loan Trust, Series 2006-A, Class A5, 3.08% (3 mo. USD LIBOR plus 0.290%), due 06/15/39†	107,094
3,305,568	Small Business Administration Participation Certificates, Series 2013-20H, Class 1, 3.16%, due 08/01/33	3,382,863
3,085,453	Small Business Administration Participation Certificates, Series 2014-20C, Class 1, 3.21%, due 03/01/34	3,124,726
1,194,757	Small Business Administration Participation Certificates, Series 2014-20D, Class 1, 3.11%, due 04/01/34	1,199,060
941,380	Small Business Administration Participation Certificates, Series 2014-20I, Class 1, 2.92%, due 09/01/34	933,523
166,821	SMB Private Education Loan Trust, Series 2015-C, Class A2A, 2.75%, due 07/15/27‡‡‡‡	165,210
144,987	SoFi Professional Loan Program, Series 2017-E, Class A2A, 1.86%, due 11/26/40‡‡‡‡	143,188
1,300,000	SoFi Professional Loan Program, Series 2017-F, Class A2FX, 2.84%, due 01/25/41 144A	1,272,028
1,750,000	Sound Point CLO VII-R, Ltd., Series 2014-3RA, Class A1, 3.53%, due 10/23/31◆◆ 144A	1,728,778
500,000	Sound Point CLO XVI, Ltd., Series 2017-2A, Class A, 3.77% (3 mo. USD LIBOR plus 1.280%), due 07/25/30† 144A	498,739
379,353	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, due 04/25/29 144A	376,158
190,951	Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, due 11/15/24 144A	190,700
3,239,500	STORE Master Funding I LLC, Series 2015-1A, Class A1, 3.75%, due 04/20/45 144A	3,207,863
1,197,904	STORE Master Funding LLC, Series 2014-1A, Class A2, 5.00%, due 04/20/44 144A	1,219,117
828,699	SunTrust Student Loan Trust, Series 2006-1A, Class A4, 2.70% (3 mo. USD LIBOR plus 0.190%), due 10/28/37† ‡‡‡‡	820,724
422,000	Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.32%, due 11/25/48‡‡‡‡	427,735
750,000	Telos CLO, Series 2013-3A, Class AR, 3.75% (3 mo. USD LIBOR plus 1.300%), due 07/17/26† 144A	750,917
145,500	Textainer Marine Containers VII, Ltd., Series 2018-1A, Class A, 4.11%, due 07/20/43‡‡‡‡	146,948
1,000,000	TICP CLO VI, Ltd., Series 2016-6A, Class A, 3.99% (3 mo. USD LIBOR plus 1.550%), due 01/15/29† 144A	1,000,046
250,000	TICP CLO VII, Ltd., Series 2017-7A, Class AS, 3.67% (3 mo. USD LIBOR plus 1.230%), due 07/15/29† 144A	248,498
115,000	Towd Point Mortgage Trust, Series 2015-1, Class A5, 3.80%, due 10/25/53◆◆ ‡‡‡‡	118,099
265,000	Towd Point Mortgage Trust, Series 2015-2, Class 1M2, 3.71%, due 11/25/60◆◆ 144A	269,105
393,440	Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50%, due 10/25/56◆◆ 144A	383,419
114,811	Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75%, due 10/25/56◆◆ 144A	112,765
94,081	Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, due 04/25/57◆◆ 144A	92,125
750,076	Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75%, due 06/25/57◆◆ 144A	733,282
831,499	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, due 10/25/57◆◆ 144A	812,699
828,679	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, due 01/25/58◆◆ ‡‡‡‡	816,469
262,700	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75%, due 05/25/58◆◆ 144A	263,192

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued
383,137	Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00%, due 06/25/58◆◆ ‡‡‡‡	374,303
1,028,275	Towd Point Mortgage Trust, Series 2018-6, Class A1A, 3.75%, due 03/25/58◆◆ ‡‡‡‡	1,031,411
290,665	Towd Point Mortgage Trust, Series 2018-5, Class A1, 3.25%, due 07/25/58◆◆ 144A	286,519
111,488	Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25%, due 07/25/58◆◆ ‡‡‡‡	110,438
265,000	Toyota Auto Receivables Owner Trust, Series 2016-C, Class A4, 1.32%, due 11/15/21	260,643
300,000	Toyota Auto Receivables Owner Trust, Series 2017-C, Class A4, 1.98%, due 12/15/22	294,131
315,000	Toyota Auto Receivables Owner Trust, Series 2018-A, Class A3, 2.35%, due 05/16/22	312,065
460,000	Toyota Auto Receivables Owner Trust, Series 2018-C, Class A3, 3.02%, due 12/15/22	460,960
750,000	Trinitas CLO V, Ltd., Series 2016-5A, Class A, 4.19% (3 mo. USD LIBOR plus 1.700%), due 10/25/28† 144A	750,047
500,000	Trinitas CLO VI, Ltd., Series 2017-6A, Class A, 3.81% (3 mo. USD LIBOR plus 1.320%), due 07/25/29† 144A	500,283
226,625	Triton Container Finance V LLC, Series 2018-1A, Class A, 3.95%, due 03/20/43‡‡‡‡	227,928
1,367,067	United States Small Business Administration, Series 2017-20D, Class 1, 2.84%, due 04/01/37	1,323,751
1,348,000	United States Small Business Administration, Series 2018-20L, Class 1, 3.54%, due 12/01/38	1,360,202
183,458	Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.07%, due 02/16/43 144A	184,010
500,000	Venture XIX CLO, Ltd., Series 2014-19A, Class ARR, 3.69%, due 01/15/32◆◆ 144A	494,624
962,607	Verizon Owner Trust, Series 2016-1A, Class A, 1.42%, due 01/20/21 144A	959,099
1,130,000	Verizon Owner Trust, Series 2017-1A, Class A, 2.06%, due 09/20/21 144A	1,121,755
67,242	VOLT LX LLC, Series 2017-NPL7, Class A1, 3.25%, due 06/25/47 144A††	67,084
440,000	Volvo Financial Equipment LLC, Series 2018-1A, Class A3, 2.54%, due 02/15/22‡‡‡‡	436,787
227,382	VSE VOI Mortgage LLC, Series 2017-A, Class A, 2.33%, due 03/20/35 144A	222,283
58,822	Wachovia Student Loan Trust, Series 2006-1, Class B, 2.73% (3 mo. USD LIBOR plus 0.240%), due 04/25/40† 144A	56,332
500,000	Wellfleet CLO 2018-3, Ltd., Series 2018-3A, Class A1A, 4.07%, due 01/20/32◆◆ 144A	498,046
168,670	Westgate Resorts LLC, Series 2017-1A, Class A, 3.05%, due 12/20/30‡‡‡‡	167,569
145,000	World Omni Auto Receivables Trust, Series 2017-B, Class A3, 1.95%, due 02/15/23	142,352
410,000	World Omni Auto Receivables Trust, Series 2018-A, Class A3, 2.50%, due 04/17/23	407,208
317,000	World Omni Automobile Lease Securitization Trust, Series 2018-B, Class A3, 3.19%, due 12/15/21	318,933
250,000	Zais CLO 6, Ltd., Series 2017-1A, Class A1, 3.81% (3 mo. USD LIBOR plus 1.370%), due 07/15/29† 144A	249,401

		107,805,975

	Convertible Debt — 0.0%
225,000	Clearway Energy, Inc., 3.25%, due 06/01/20 144A	215,111

	Corporate Debt — 34.4%
20,000	21st Century Fox America, Inc., 6.75%, due 01/09/38	26,657
775,000	Abbott Laboratories, 2.90%, due 11/30/21	768,799
300,000	AbbVie, Inc., 3.60%, due 05/14/25	288,159
500,000	AbbVie, Inc., 4.50%, due 05/14/35	463,857
241,962	Abengoa Transmision Sur SA, 6.88%, due 04/30/43 144A	267,973
265,000	Activision Blizzard, Inc., 3.40%, due 09/15/26	249,324
161,000	Advanced Micro Devices, Inc., 7.00%, due 07/01/24	165,830
340,000	AECOM, 5.13%, due 03/15/27	292,400

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
400,000	AEP Texas, Inc., 3.80%, due 10/01/47	362,075
175,000	AEP Transmission Co. LLC, 3.75%, due 12/01/47	160,897
280,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.75%, due 05/15/19	280,004
265,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.63%, due 10/30/20	266,965
330,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.00%, due 10/01/21	335,402
370,000	Aetna, Inc., 4.75%, due 03/15/44	354,291
390,000	Ahern Rentals, Inc., 7.38%, due 05/15/23‡ 144A	313,950
184,290	Air Canada Pass Through Trust, Series 2013-1, Class A, 4.13%, due 11/15/26‡‡‡‡	183,020
1,838,914	Air Canada Pass Through Trust, Series 2015-1, Class A, 3.60%, due 09/15/28 144A	1,772,456
285,000	Air Canada Pass Through Trust, Series 2017-1, Class B, 3.70%, due 07/15/27‡‡‡‡	270,907
1,908,000	Air Lease Corp., 3.25%, due 03/01/25	1,755,406
157,000	Aircastle, Ltd., 4.40%, due 09/25/23	154,576
200,000	Aircastle, Ltd., 5.50%, due 02/15/22	204,771
210,000	Alimentation Couche-Tard, Inc., 2.70%, due 07/26/22‡‡‡‡	202,816
640,000	Allergan Funding SCS, 4.55%, due 03/15/35	608,808
420,000	Ally Financial, Inc., 5.13%, due 09/30/24	417,900
200,000	Altice Financing SA, 6.63%, due 02/15/23 144A	192,500
500,000	Amazon.com, Inc., 3.15%, due 08/22/27	483,282
295,000	Amazon.com, Inc., 4.05%, due 08/22/47	288,968
340,000	AMC Networks, Inc., 5.00%, due 04/01/24	323,000
3,473,270	American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, due 07/15/24	3,529,189
265,815	American Airlines Pass Through Trust, Series 2015-1, Class A, 3.38%, due 11/01/28	252,947
129,334	American Airlines Pass Through Trust, Series 2015-1, Class B, 3.70%, due 11/01/24	124,885
362,645	American Airlines Pass Through Trust, Series 2016-1, Class A, 4.10%, due 07/15/29	361,633
210,615	American Airlines Pass Through Trust, Series 2017-1, Class A, 4.00%, due 08/15/30	208,822
249,413	American Airlines Pass Through Trust, Series 2017-1, Class AA, 3.65%, due 02/15/29	246,191
145,941	American Airlines Pass Through Trust, Series 2017-2, Class A, 3.60%, due 04/15/31	138,755
455,000	American Express Co., 2.50%, due 08/01/22	439,528
1,003,000	American Express Credit Corp., 1.88%, due 05/03/19	999,348
290,000	American Homes 4 Rent, LP REIT, 4.25%, due 02/15/28	280,767
471,000	American Tower Corp. REIT, 3.55%, due 07/15/27	442,650
235,000	American Tower Corp. REIT, 4.70%, due 03/15/22	241,533
180,000	AmeriGas Partners, LP / AmeriGas Finance Corp., 5.50%, due 05/20/25	165,600
319,000	Anadarko Petroleum Corp., 4.85%, due 03/15/21	326,781
6,000,000	Anadarko Petroleum Corp., 6.59%, due 10/10/36‡‡	2,517,295
156,000	Andeavor Logistics, LP / Tesoro Logistics Finance Corp., 4.25%, due 12/01/27	147,533
140,000	Andeavor Logistics, LP / Tesoro Logistics Finance Corp., 5.25%, due 01/15/25	142,644
270,000	Andeavor Logistics, LP / Tesoro Logistics Finance Corp., 6.38%, due 05/01/24	279,787
240,000	Anglo American Capital Plc, 4.75%, due 04/10/27 144A	230,087
355,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, due 02/01/36 144A	330,166
2,195,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46 144A	2,040,021
275,000	Anheuser-Busch InBev Worldwide, Inc., 4.60%, due 04/15/48	247,412
230,000	Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.38%, due 09/15/24	215,625
249,000	Antero Resources Corp., 5.13%, due 12/01/22	234,994
5,000	Anthem, Inc., 5.10%, due 01/15/44	5,092
295,000	Aquarius & Investments Plc for Swiss Reinsurance Co., Ltd., Reg S, 6.38% (USD 5 year swap rate plus 5.210%), due 09/01/24† ‡‡‡	297,640

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
238,000	Archrock Partners, LP / Archrock Partners Finance Corp., 6.00%, due 04/01/21	229,670
176,000	Archrock Partners, LP / Archrock Partners Finance Corp., 6.00%, due 10/01/22	166,320
314,000	Arconic, Inc., 5.13%, due 10/01/24‡	302,424
245,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.00%, due 02/15/25 144A	226,777
269,000	Ares Capital Corp., 3.63%, due 01/19/22	261,340
240,000	Ashtead Capital, Inc., 4.38%, due 08/15/27 144A	217,200
180,000	ASP AMC Merger Sub, Inc., 8.00%, due 05/15/25 144A	96,300
150,000	AT&T, Inc., 2.63%, due 12/01/22	144,229
619,000	AT&T, Inc., 3.40%, due 05/15/25	583,704
3,000,000	AT&T, Inc., 3.45%, due 11/27/22‡‡ 144A	2,602,775
10,000	AT&T, Inc., 4.45%, due 05/15/21	10,222
110,000	AT&T, Inc., 5.25%, due 03/01/37	108,358
200,000	Australia & New Zealand Banking Group, Ltd., 6.75% (USISDA05 plus 5.168%)† ††††† ‡‡‡‡	196,750
197,000	Avolon Holdings Funding, Ltd., 5.13%, due 10/01/23‡‡‡‡	188,627
190,000	AXA SA, 8.60%, due 12/15/30	235,522
260,000	Azul Investments LLP, 5.88%, due 10/26/24‡ 144A	243,753
185,000	BAC Capital Trust XIV, 4.00% (3 mo. USD LIBOR plus 0.400%)† †††††	131,443
2,160,000	BAE Systems Holdings, Inc., 6.38%, due 06/01/19 144A	2,185,240
200,000	Banco Santander SA, 3.85%, due 04/12/23	194,522
200,000	Banco Santander SA, 4.38%, due 04/12/28	187,094
187,000	Banff Merger Sub, Inc., 9.75%, due 09/01/26‡ 144A	171,572
87,000	Bank of America Corp., 2.60%, due 01/15/19	86,984
1,365,000	Bank of America Corp., 3.50%, due 04/19/26‡	1,314,842
420,000	Bank of America Corp., 5.13% (3 mo. USD LIBOR plus 3.387%)† †††††	411,075
270,000	Bank of America Corp., 6.30% (3 mo. USD LIBOR plus 4.553%)† †††††	274,900
740,000	Bank of America Corp., (MTN), 3.30%, due 01/11/23	729,203
755,000	Bank of America Corp., (MTN), 3.59% (3 mo. USD LIBOR plus 1.370%), due 07/21/28†	716,759
385,000	Bank of America Corp., (MTN), 3.82% (3 mo. USD LIBOR plus 1.575%), due 01/20/28†	373,872
378,000	Bank of America Corp., (MTN), 3.95%, due 04/21/25	366,560
500,000	Bank of America Corp., (MTN), 4.13%, due 01/22/24	507,158
165,000	Bank of America Corp., (MTN), 4.20%, due 08/26/24	163,769
124,000	Bank of America Corp., (MTN), 4.25%, due 10/22/26	120,721
210,000	Bank of America Corp., (MTN), 4.27% (1 mo. USD LIBOR plus 1.310%), due 07/23/29†	209,258
1,205,000	Bank of America Corp., (MTN), 4.45%, due 03/03/26	1,193,066
200,000	Bank of Montreal (MTN), 2.90%, due 04/13/21◆◆	198,867
155,000	Bank of Montreal, (MTN), 3.10%, due 04/13/21	154,973
425,000	Banque Federative du Credit Mutuel SA, 2.20%, due 07/20/20 144A	417,296
670,000	Barclays Bank Plc, 2.65%, due 01/11/21	656,207
575,000	Barclays Plc, 3.68%, due 01/10/23	553,001
325,000	Barclays Plc, 4.38%, due 01/12/26	309,378
400,000	Barclays Plc, 4.97%, due 05/16/29◆	386,382
240,000	Barclays Plc, 7.75%◆ †††††	231,461
770,000	BAT Capital Corp., 3.22%, due 08/15/24	710,137
240,000	Bausch Health Cos., Inc., 6.13%, due 04/15/25 144A	210,000
255,000	Bayer US Finance II LLC, 3.45%, due 06/25/21◆◆ 144A	251,692

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
400,000	Bayer US Finance II LLC, 3.50%, due 06/25/21 144A	397,402
85,000	Berkshire Hathaway Energy Co., 5.95%, due 05/15/37	99,590
1,312,000	Berkshire Hathaway Energy Co., 6.13%, due 04/01/36	1,573,131
105,000	BHP Billiton Finance USA, Ltd., 6.25% (USD 5 year swap rate plus 4.971%), due 10/19/75† 144A	107,367
1,099,000	Blackstone Holdings Finance Co. LLC, 4.75%, due 02/15/23 144A	1,150,006
110,000	BMW US Capital LLC, 2.84%, due 04/12/21◆◆ 144A	108,965
145,000	BMW US Capital LLC, 3.10%, due 04/12/21 144A	143,653
510,000	BNP Paribas SA, 3.38%, due 01/09/25 144A	480,592
225,000	BNP Paribas SA, 7.00%◆ ††††† 144A	214,594
1,835,000	Boston Properties, LP, 5.63%, due 11/15/20	1,902,913
280,000	BPCE SA, 4.50%, due 03/15/25 144A	271,332
415,000	BPCE SA, 5.70%, due 10/22/23 144A	430,482
205,000	Braskem Finance, Ltd., 7.00%, due 05/07/20 144A	213,510
310,000	Braskem Netherlands Finance BV, 4.50%, due 01/10/28 144A	287,683
430,000	Brighthouse Financial, Inc., 3.70%, due 06/22/27	363,976
241,974	British Airways Pass Through Trust, Series 2013-1, Class A, 4.63%, due 12/20/25 144A	247,878
39,424	British Airways Pass Through Trust, Series 2013-1, Class B, 5.63%, due 12/20/21 144A	39,989
134,933	British Airways Pass Through Trust, Series 2018-1, Class A, 4.13%, due 03/20/33‡‡‡‡	133,557
425,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 2.38%, due 01/15/20	419,798
495,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 3.88%, due 01/15/27	444,814
245,000	C&W Senior Financing DAC, 6.88%, due 09/15/27‡ 144A	226,012
165,000	Cablevision SA, 6.50%, due 06/15/21 144A	159,844
195,000	Cablevision Systems Corp., 5.88%, due 09/15/22	192,075
725,000	Canadian Imperial Bank of Commerce, 2.70%, due 02/02/21	717,885
859,000	Canadian Pacific Railway Co., 6.13%, due 09/15/15#	1,003,769
475,000	Capital One Financial Corp., 2.50%, due 05/12/20	469,008
958,000	Capital One Financial Corp., 3.20%, due 01/30/23	933,130
420,000	Capital One Financial Corp., 3.45%, due 04/30/21	420,035
220,000	Capital One Financial Corp., 3.50%, due 06/15/23	216,276
122,000	CBS Corp., 3.38%, due 03/01/22	121,002
195,000	CBS Corp., 3.70%, due 08/15/24	189,732
175,000	CCM Merger, Inc., 6.00%, due 03/15/22‡‡‡‡	178,019
210,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.88%, due 05/01/27 144A	204,225
715,000	Celgene Corp., 2.25%, due 08/15/21	693,604
235,000	Cemex SAB de CV, 6.13%, due 05/05/25 144A	229,764
290,000	Cengage Learning, Inc., 9.50%, due 06/15/24‡ 144A	198,650
350,000	Cenovus Energy, Inc., 4.45%, due 09/15/42	274,592
250,000	Cenovus Energy, Inc., 5.40%, due 06/15/47	215,986
223,000	Centene Corp., 5.38%, due 06/01/26 144A	217,425
225,000	Centene Corp., 5.63%, due 02/15/21	226,125
205,000	CenterPoint Energy, Inc., 2.50%, due 09/01/22	196,233
520,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.20%, due 03/15/28	490,758
5,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, due 07/23/22	5,052
475,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.75%, due 04/01/48	446,315

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
1,846,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, due 10/23/35	1,899,632
780,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, due 10/23/45	804,350
386,000	Chemours Co. (The), 6.63%, due 05/15/23	391,307
355,000	Cheniere Corpus Christi Holdings LLC, 5.13%, due 06/30/27	336,469
133,000	Cheniere Corpus Christi Holdings LLC, 5.88%, due 03/31/25	132,668
141,000	Chesapeake Energy Corp., 7.50%, due 10/01/26‡	121,260
540,000	Cigna Corp., 4.38%, due 10/15/28 144A	544,065
205,000	Cimarex Energy Co., 4.38%, due 06/01/24	204,102
335,000	Cincinnati Bell, Inc., 7.00%, due 07/15/24‡ 144A	278,050
490,000	Citibank NA, 3.05%, due 05/01/20	489,473
455,000	Citigroup, Inc., 2.35%, due 08/02/21	442,289
983,000	Citigroup, Inc., 3.40%, due 05/01/26	926,105
310,000	Citigroup, Inc., 3.67% (3 mo. USD LIBOR plus 1.39%), due 07/24/28†	293,167
1,110,000	Citigroup, Inc., 3.89% (3 mo. USD LIBOR plus 1.563%), due 01/10/28†	1,072,141
180,000	Citigroup, Inc., 4.40%, due 06/10/25	176,302
504,000	Citigroup, Inc., 4.60%, due 03/09/26	498,171
797,000	Citigroup, Inc., 4.65%, due 07/23/48	782,009
520,000	Citigroup, Inc., 4.75%, due 05/18/46	482,492
155,000	Citigroup, Inc., 5.50%, due 09/13/25	162,883
130,000	Citigroup, Inc., 5.90% (3 mo. USD LIBOR plus 4.230%)† ††††† ‡	121,485
230,000	Citigroup, Inc., 5.95% (3 mo. USD LIBOR plus 4.068%)† ††††† ‡	210,185
550,000	Citigroup, Inc., 5.95% (3 mo. USD LIBOR plus 4.095%)† †††††	531,781
120,000	Citigroup, Inc., 6.13% (3 mo. USD LIBOR plus 4.478%)† †††††	117,300
385,000	Citigroup, Inc., 6.25% (3 mo. USD LIBOR plus 4.517%)† †††††	369,196
316,000	Citrix Systems, Inc., 4.50%, due 12/01/27	302,581
250,000	Clear Channel Worldwide Holdings, Inc., 6.50%, due 11/15/22	251,250
243,000	Clearway Energy Operating LLC, 5.38%, due 08/15/24	232,065
1,024,000	Cleveland Clinic Foundation (The), 4.86%, due 01/01/14#	1,051,846
885,000	CNAC HK Finbridge Co., Ltd., Reg S, 3.50%, due 07/19/22‡‡‡	863,190
286,000	CNO Financial Group, Inc., 5.25%, due 05/30/25‡	273,309
233,000	Colorado Interstate Gas Co. LLC / Colorado Interstate Issuing Corp., 4.15%, due 08/15/26 144A	227,418
180,000	Columbia Pipeline Group, Inc., 4.50%, due 06/01/25	181,538
5,000	Comcast Corp., 3.97%, due 11/01/47	4,480
425,000	Comcast Corp., 4.15%, due 10/15/28	432,066
145,000	Comcast Corp., 4.25%, due 10/15/30	146,839
1,680,000	Comcast Corp., 4.25%, due 01/15/33	1,671,158
79,000	Comcast Corp., 6.40%, due 05/15/38	92,840
20,000	Comcast Corp., 6.50%, due 11/15/35	23,979
79,000	Commercial Metals Co., 5.38%, due 07/15/27	70,903
350,000	Commonwealth Edison Co., 4.00%, due 03/01/48	338,484
200,000	Comunicaciones Celulares SA Via Comcel Trust, 6.88%, due 02/06/24 144A	204,273
902,000	Conagra Brands, Inc., 3.80%, due 10/22/21	902,913
45,000	Concho Resources, Inc., 4.88%, due 10/01/47	42,858
575,000	ConocoPhillips Holding Co., 6.95%, due 04/15/29	711,811
65,000	Consolidated Edison Co. of New York, Inc., 4.30%, due 12/01/56	60,643
255,000	Constellation Brands, Inc., 3.20%, due 02/15/23	247,511

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
400,000	Consumers Energy Co., 3.25%, due 08/15/46	339,433
1,107,872	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.98%, due 10/19/23	1,158,170
139,849	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.25%, due 10/11/21	142,094
463,000	Continental Resources, Inc., 5.00%, due 09/15/22	460,252
2,035,000	Cooperatieve Rabobank UA, 3.88%, due 09/26/23‡ 144A	2,043,356
1,526,000	Cox Communications, Inc., 3.35%, due 09/15/26 144A	1,410,235
205,000	Credit Acceptance Corp., 6.13%, due 02/15/21‡	205,000
300,000	Credit Agricole SA, 7.88% (USD 5 year swap rate plus 4.898%)† ††††† 144A	300,540
250,000	Credit Agricole SA/London, 3.75%, due 04/24/23 144A	244,876
275,000	Credit Suisse Group AG, 7.50%◆ ††††† 144A	268,812
500,000	Credit Suisse Group Funding Guernsey, Ltd., 3.45%, due 04/16/21	498,475
215,000	Credito Real SAB de CV SOFOM ER, 9.13%◆ ††††† 144A	202,908
230,000	Crown Castle Holdings GS V LLC/Crown Castle GS III Corp. REIT, 3.85%, due 04/15/23	227,989
200,000	CSC Holdings LLC, 7.50%, due 04/01/28‡ ‡‡‡‡	200,500
311,000	CSI Compressco, LP / CSI Compressco Finance, Inc., 7.25%, due 08/15/22	275,235
259,000	CSI Compressco, LP / CSI Compressco Finance, Inc., 7.50%, due 04/01/25 144A	242,165
1,160,000	CVS Health Corp., 2.75%, due 12/01/22	1,117,414
675,000	CVS Health Corp., 3.35%, due 03/09/21	673,424
50,000	CVS Health Corp., 4.78%, due 03/25/38	48,061
675,000	CVS Health Corp., 5.05%, due 03/25/48	658,980
120,000	CVS Health Corp., 5.13%, due 07/20/45	117,226
2,738,186	CVS Pass-Through Trust, 7.51%, due 01/10/32 144A	3,166,956
245,000	Cydsa SAB DE CV, 6.25%, due 10/04/27 144A	221,421
1,615,000	Daimler Finance North America LLC, 2.20%, due 05/05/20 144A	1,588,845
414,000	Daimler Finance North America LLC, 3.10%, due 05/04/20 144A	411,790
381,000	Daimler Finance North America LLC, 3.75%, due 11/05/21‡ ‡‡‡‡	382,452
375,000	DaVita, Inc., 5.00%, due 05/01/25	341,719
400,000	DCP Midstream Operating LP, 5.85% (3 mo. USD LIBOR plus 3.850%), due 05/21/43† 144A	322,000
578,000	DCP Midstream Operating, LP, 5.35%, due 03/15/20 144A	581,612
272,000	DCP Midstream, LP, 7.38%◆ ††††† ‡	242,590
215,000	Dell International LLC/EMC Corp., 3.48%, due 06/01/19 144A	214,386
515,000	Dell International LLC/EMC Corp., 6.02%, due 06/15/26 144A	518,077
486,000	Dell International LLC/EMC Corp., 8.35%, due 07/15/46 144A	527,715
843,403	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, due 02/10/24	905,562
405,000	Delta Air Lines, Inc., 3.63%, due 03/15/22	396,625
345,000	Delta Air Lines, Inc., 4.38%, due 04/19/28‡	331,236
375,000	Deutsche Bank AG, (MTN), 3.38%, due 05/12/21	362,094
250,000	Dexia Credit Local SA, 1.88%, due 09/15/21 144A	243,646
250,000	Dexia Credit Local SA, 3.25%, due 09/26/23 144A	253,507
172,000	Diamondback Energy, Inc., 4.75%, due 11/01/24 144A	166,840
622,000	Digital Realty Trust, LP REIT, 3.70%, due 08/15/27	588,121
665,000	Discover Financial Services, 3.75%, due 03/04/25	636,795
412,000	Discover Financial Services, 3.95%, due 11/06/24	407,044
120,000	Discover Financial Services, 4.10%, due 02/09/27	112,218
72,000	Discover Financial Services, 5.20%, due 04/27/22	74,752
600,000	Discovery Communications LLC, 2.80%, due 06/15/20 144A	593,848
185,000	Discovery Communications LLC, 5.00%, due 09/20/37	172,107

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
245,000	Dollar Tree, Inc., 3.15%, due 04/17/20◆◆	243,483
526,000	Dollar Tree, Inc., 4.20%, due 05/15/28	499,174
264,000	Dominion Energy, Inc., 2.58%, due 07/01/20	259,963
115,000	Dominion Energy, Inc., 2.85%, due 08/15/26	106,149
325,000	DTE Electric Co., 4.05%, due 05/15/48	322,866
2,589,000	Duke Energy Corp., 3.55%, due 09/15/21	2,597,539
420,000	Duke Energy Florida LLC, 3.40%, due 10/01/46	363,422
195,000	Duke Energy Progress LLC, 3.70%, due 10/15/46	176,577
190,000	El Paso Natural Gas Co. LLC, 8.38%, due 06/15/32	229,862
110,000	Eldorado Resorts, Inc., 6.00%, due 09/15/26‡ 144A	104,225
440,000	Electricite de France SA, 5.25% (USSW10 plus 3.709%)† ††††† 144A	417,450
399,000	Electronic Arts, Inc., 4.80%, due 03/01/26	412,382
50,000	Embraer Overseas, Ltd., 5.70%, due 09/16/23 144A	52,313
373,000	Emera US Finance, LP, 3.55%, due 06/15/26	354,281
340,000	Enable Midstream Partners, LP, 4.95%, due 05/15/28	322,442
355,000	Enbridge Energy Partners, LP, 4.38%, due 10/15/20	359,292
230,000	Enbridge Energy Partners, LP, 6.19% (3 mo. USD LIBOR plus 3.798%), due 10/01/77†	226,550
320,000	Enbridge, Inc., 5.50% (3 mo. USD LIBOR plus 3.418%), due 07/15/77† ‡	271,746
265,000	Enbridge, Inc., 6.25%, due 03/01/78◆	238,884
265,000	Encana Corp., 6.50%, due 08/15/34	281,081
110,000	Energy Transfer LP, 4.20%, due 04/15/27	102,688
270,000	Energy Transfer LP, 4.95%, due 06/15/28	264,664
245,000	Energy Transfer LP, 5.15%, due 03/15/45	212,660
179,000	Energy Transfer LP, 5.88%, due 01/15/24	182,580
54,000	Enova International, Inc., 8.50%, due 09/01/24 144A	47,250
227,000	Enova International, Inc., 8.50%, due 09/15/25 144A	185,572
460,000	Enterprise Products Operating LLC, 3.75%, due 02/15/25	455,767
480,000	Enterprise Products Operating LLC, 5.25%, due 08/16/77◆	400,668
70,000	Equifax, Inc., 7.00%, due 07/01/37	80,326
184,000	Equinix, Inc. REIT, 5.38%, due 05/15/27	180,320
2,045,000	Escrow GCB General Motors, 8.38%, due 07/15/49* **** ¤ ^	—
1,169,000	Exelon Corp., 5.10%, due 06/15/45	1,207,720
912,000	Exelon Generation Co. LLC, 4.25%, due 06/15/22	925,227
300,000	Exelon Generation Co. LLC, 5.20%, due 10/01/19	303,920
530,000	Expedia Group, Inc., 3.80%, due 02/15/28	481,526
430,000	Expedia Group, Inc., 5.00%, due 02/15/26	434,991
495,000	Express Scripts Holding Co., 2.60%, due 11/30/20	487,484
1,270,000	Express Scripts Holding Co., 3.40%, due 03/01/27	1,180,184
1,360,000	Ferguson Finance Plc, 4.50%, due 10/24/28 144A	1,361,308
302,000	Fidelity National Information Services, Inc., 3.63%, due 10/15/20	303,497
1,303,000	Fifth Third Bancorp, 2.88%, due 07/27/20	1,296,213
227,000	Fifth Third Bancorp, 5.10% (3 mo. USD LIBOR plus 3.033%)† †††††	197,774
245,000	FirstEnergy Corp., Series C, 7.38%, due 11/15/31	310,255
200,000	FLIR Systems, Inc., 3.13%, due 06/15/21	197,301
761,000	Ford Motor Co., 4.75%, due 01/15/43	588,750
250,000	Ford Motor Credit Co. LLC, 3.34%, due 03/18/21	242,705
515,000	Ford Motor Credit Co. LLC, 3.81%, due 10/12/21	500,490
395,000	Ford Motor Credit Co. LLC, 5.88%, due 08/02/21	405,341
240,000	Freedom Mortgage Corp., 8.13%, due 11/15/24 144A	207,000

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
102,000	Freedom Mortgage Corp., 8.25%, due 04/15/25 144A	87,720
155,000	FS KKR Capital Corp., 4.00%, due 07/15/19	154,845
140,000	FS KKR Capital Corp., 4.25%, due 01/15/20	140,178
221,000	GCI LLC, 6.88%, due 04/15/25	215,475
1,355,000	GE Capital International Funding Co. Unlimited Co., 2.34%, due 11/15/20	1,308,238
1,350,000	GE Capital International Funding Co. Unlimited Co., 4.42%, due 11/15/35	1,133,892
435,000	General Dynamics Corp., 2.88%, due 05/11/20	435,385
520,000	General Dynamics Corp., 3.00%, due 05/11/21	520,597
80,000	General Electric Co., (MTN), 4.38%, due 09/16/20	79,919
450,000	General Motors Co., 4.00%, due 04/01/25	421,182
450,000	General Motors Co., 4.88%, due 10/02/23	451,491
160,000	General Motors Financial Co., Inc., 3.26%, due 04/09/21◆◆	156,409
1,045,000	General Motors Financial Co., Inc., 3.50%, due 07/10/19	1,044,975
410,000	General Motors Financial Co., Inc., 3.55%, due 04/09/21	404,572
351,000	General Motors Financial Co., Inc., 4.00%, due 01/15/25	328,763
1,085,000	General Motors Financial Co., Inc., 4.15%, due 06/19/23	1,058,233
289,000	General Motors Financial Co., Inc., 4.30%, due 07/13/25	274,245
429,000	GLP Capital, LP/GLP Financing II, Inc. REIT, 5.38%, due 04/15/26	425,358
265,000	Goldcorp, Inc., 3.63%, due 06/09/21	264,381
919,000	Goldman Sachs Group (The), Inc., 2.63%, due 04/25/21	895,562
140,000	Goldman Sachs Group (The), Inc., 3.50%, due 01/23/25	132,815
85,000	Goldman Sachs Group (The), Inc., 3.75%, due 02/25/26	80,504
570,000	Goldman Sachs Group (The), Inc., 3.81%, due 04/23/29◆	532,780
780,000	Goldman Sachs Group (The), Inc., 3.85%, due 01/26/27	734,455
290,000	Goldman Sachs Group (The), Inc., 5.15%, due 05/22/45	271,758
125,000	Goldman Sachs Group (The), Inc., 5.30% (3 mo. USD LIBOR plus 3.834%)† †††††	112,188
465,000	Goldman Sachs Group (The), Inc., 5.38% (3 mo. USD LIBOR plus 3.922%)† †††††	449,897
130,000	Goldman Sachs Group (The), Inc., 5.75%, due 01/24/22	136,172
480,000	Goldman Sachs Group (The), Inc., (MTN), 7.50%, due 02/15/19	482,326
80,000	Graham Holdings Co., 5.75%, due 06/01/26 144A	80,400
280,000	Greenko Dutch BV, 4.88%, due 07/24/22 144A	263,900
124,000	H&E Equipment Services, Inc., 5.63%, due 09/01/25‡	114,235
390,000	HCA, Inc., 5.25%, due 04/15/25	389,025
262,000	HCA, Inc., 5.25%, due 06/15/26	260,690
150,000	HCA, Inc., 5.38%, due 02/01/25	146,625
195,000	HCA, Inc., 7.50%, due 02/15/22	207,675
45,000	Hewlett Packard Enterprise Co., 2.10%, due 10/04/19 144A	44,501
135,000	Hilton Domestic Operating Co., Inc., 5.13%, due 05/01/26 144A	129,938
112,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.13%, due 12/01/24	111,720
440,000	HSBC Holdings Plc, 3.24%, due 05/18/21◆◆	433,618
450,000	HSBC Holdings Plc, 3.95%, due 05/18/24◆	447,837
305,000	HSBC Holdings Plc, 6.88% (USISDA05 plus 5.514%)† †††††	314,226
417,000	Huntington Ingalls Industries, Inc., 5.00%, due 11/15/25 144A	424,694
1,260,000	Husky Energy, Inc., 7.25%, due 12/15/19	1,301,127
256,000	IHS Markit, Ltd., 4.00%, due 03/01/26 144A	238,720
125,000	IHS Markit, Ltd., 4.75%, due 02/15/25 144A	123,281
270,000	IHS Markit, Ltd., 4.75%, due 08/01/28	264,719
110,000	IHS Markit, Ltd., 5.00%, due 11/01/22‡‡‡‡	111,650

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
255,000	ING Bank NV, 5.80%, due 09/25/23 144A	266,629
200,000	Instituto Costarricense de Electricidad, 6.38%, due 05/15/43 144A	146,000
200,000	International Game Technology Plc, 6.50%, due 02/15/25 144A	198,000
310,000	International Paper Co., 4.40%, due 08/15/47	261,712
175,000	IQVIA, Inc., 4.88%, due 05/15/23 144A	172,375
325,000	Israel Electric Corp., Ltd., 9.38%, due 01/28/20 144A	345,220
107,000	j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.00%, due 07/15/25 144A	104,994
110,000	Jacobs Entertainment, Inc., 7.88%, due 02/01/24 144A	113,575
72,000	JB Poindexter & Co., Inc., 7.13%, due 04/15/26 144A	67,680
290,000	Jefferies Financial Group, Inc, 5.50%, due 10/18/23	295,769
500,000	Jefferies Group LLC, 5.13%, due 01/20/23	511,699
340,000	Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, due 01/23/30	292,176
418,000	Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.85%, due 01/15/27	400,089
2,082,000	JPMorgan Chase & Co., 3.20%, due 01/25/23	2,052,828
380,000	JPMorgan Chase & Co., 3.20%, due 06/15/26	358,221
1,430,000	JPMorgan Chase & Co., 3.38%, due 05/01/23	1,399,564
665,000	JPMorgan Chase & Co., 3.51%, due 06/18/22◆	666,736
625,000	JPMorgan Chase & Co., 3.96%, due 11/15/48◆	554,581
340,000	JPMorgan Chase & Co., 4.01%, due 04/23/29◆	333,707
820,000	JPMorgan Chase & Co., 4.25%, due 10/15/20	834,990
90,000	JPMorgan Chase & Co., 4.35%, due 08/15/21	92,133
200,000	JPMorgan Chase & Co., 4.50%, due 01/24/22	206,165
555,000	JPMorgan Chase & Co., 5.30% (3 mo. USD LIBOR plus 3.800%)† †††††	549,450
420,000	JPMorgan Chase & Co., 6.75% (3 mo. USD LIBOR plus 3.780%)† ††††† ‡	434,490
250,000	JPMorgan Chase Bank NA, 3.09%, due 04/26/21◆	249,037
822,000	Juniper Networks, Inc., 3.13%, due 02/26/19	821,791
237,000	Juniper Networks, Inc., 3.30%, due 06/15/20	236,196
843,000	Juniper Networks, Inc., 4.60%, due 03/15/21	861,983
200,000	KazMunayGas National Co. JSC, 3.88%, due 04/19/22 144A	197,220
447,000	Keurig Dr Pepper, Inc., 3.55%, due 05/25/21 144A	446,577
2,500,000	Kinder Morgan Energy Partners, LP, 4.15%, due 02/01/24	2,480,479
185,000	Kinder Morgan Energy Partners, LP, 7.75%, due 03/15/32	223,809
1,240,000	KKR Group Finance Co. II LLC, 5.50%, due 02/01/43 144A	1,263,191
688,000	KKR Group Finance Co. LLC, 6.38%, due 09/29/20 144A	719,435
200,000	Klabin Finance SA, 4.88%, due 09/19/27 144A	182,000
360,000	Kraft Heinz Foods Co., 3.50%, due 06/06/22	356,654
95,000	Kraft Heinz Foods Co., 4.38%, due 06/01/46	78,550
235,000	Kraft Heinz Foods Co., 4.88%, due 02/15/25 144A	236,200
204,000	Kratos Defense & Security Solutions, Inc., 6.50%, due 11/30/25 144A	207,825
400,000	Kroger Co. (The), Senior Note, 6.15%, due 01/15/20	411,464
180,000	Kronos Acquisition Holdings, Inc., 9.00%, due 08/15/23‡ 144A	138,600
300,000	L Brands, Inc., 5.63%, due 10/15/23‡	295,125
82,000	Ladder Capital Finance Holdings LLP / Ladder Capital Finance Corp., 5.25%, due 03/15/22‡‡‡‡	79,950
133,000	Ladder Capital Finance Holdings LLP / Ladder Capital Finance Corp., 5.25%, due 10/01/25 144A	119,035
150,000	Laureate Education, Inc., 8.25%, due 05/01/25 144A	154,875
251,000	Lear Corp., 5.25%, due 01/15/25	258,073
470,000	Lehman Brothers Holdings Capital Trust VII, (MTN), 5.86%**** ††† †††††	165

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
270,000	Lehman Brothers Holdings, Inc., (MTN), Series I, 6.75%, due 12/28/17**** †††	95
890,000	Lehman Brothers Holdings, Inc., Subordinated Note, 6.50%, due 07/19/17**** †††	312
1,150,000	Liberty Mutual Group, Inc., 4.25%, due 06/15/23 144A	1,160,615
1,237,000	Liberty Mutual Group, Inc., 4.95%, due 05/01/22 144A	1,276,355
386,000	Liberty Mutual Group, Inc., Junior Subordinated Note, Series A, 7.80%, due 03/07/87 144A	421,705
105,000	Lions Gate Capital Holdings LLC, 5.88%, due 11/01/24 144A	104,213
230,000	Liquid Telecommunications Financing Plc, 8.50%, due 07/13/22 144A	232,451
800,000	Lloyds Bank Plc, 3.30%, due 05/07/21	797,842
675,000	Lloyds Banking Group Plc, 4.45%, due 05/08/25	671,169
300,000	Lloyds Banking Group Plc, 7.50% (USD 5 year swap rate plus 4.760%)† ††††† ‡	290,190
933,000	Lockheed Martin Corp., 4.70%, due 05/15/46	975,975
162,000	LSC Communications, Inc., 8.75%, due 10/15/23 144A	167,063
492,000	LyondellBasell Industries NV, 5.00%, due 04/15/19	492,545
240,000	M&T Bank Corp., 5.13% (3 mo. USD LIBOR plus 3.520%)† ††††† ‡	227,700
300,000	Macquarie Bank, Ltd., 4.88%, due 06/10/25 144A	298,482
1,484,000	Macquarie Group, Ltd., 4.15%, due 03/27/24 144A	1,485,598
55,000	Magellan Midstream Partners, LP, 4.25%, due 09/15/46	50,239
400,000	Magellan Midstream Partners, LP, 5.15%, due 10/15/43	402,782
700,000	Marriott International, Inc., 3.13%, due 06/15/26	636,673
230,000	Martin Marietta Materials, Inc., 4.25%, due 07/02/24	233,050
340,000	Marvell Technology Group, Ltd., 4.88%, due 06/22/28	331,882
225,000	Masco Corp., 4.45%, due 04/01/25	225,712
460,000	Massachusetts Institute of Technology, 4.68%, due 07/01/14#	506,046
175,000	McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 7.88%, due 05/15/24‡ 144A	137,156
239,000	MDC Partners, Inc., 6.50%, due 05/01/24‡ 144A	218,685
270,000	MEDNAX, Inc., 5.25%, due 12/01/23‡ 144A	265,275
129,000	MEDNAX, Inc., 6.25%, due 01/15/27‡ ‡‡‡‡	124,808
31,000	Meredith Corp., 6.88%, due 02/01/26 144A	30,380
195,000	MetLife, Inc., 6.40%, due 12/15/66	198,580
295,000	Mexichem SAB de CV, 5.50%, due 01/15/48 144A	254,437
63,000	MGIC Investment Corp., 5.75%, due 08/15/23	62,921
230,000	Microchip Technology, Inc., 3.92%, due 06/01/21 144A	228,287
525,000	Microchip Technology, Inc., 4.33%, due 06/01/23 144A	512,600
464,000	Microsoft Corp., 4.45%, due 11/03/45	493,303
590,000	Microsoft Corp., 4.50%, due 02/06/57	630,385
945,000	Morgan Stanley, 3.59% (3 mo. USD LIBOR plus 1.340%), due 07/22/28†	894,472
921,000	Morgan Stanley, 3.88%, due 04/29/24	917,254
816,000	Morgan Stanley, 4.30%, due 01/27/45	764,984
325,000	Morgan Stanley, 5.45% (3 mo. USD LIBOR plus 3.610%)† †††††	316,508
695,000	Morgan Stanley, (MTN), 3.77%, due 01/24/29◆	665,713
250,000	Morgan Stanley, (MTN), 3.88%, due 01/27/26	244,066
1,720,000	Morgan Stanley, (MTN), 4.10%, due 05/22/23	1,724,199
438,000	Motorola Solutions, Inc., 4.60%, due 02/23/28	429,060
295,000	MPLX, LP, 4.00%, due 03/15/28	277,011
250,000	MPLX, LP, 4.50%, due 04/15/38	219,007
145,000	MPLX, LP, 4.80%, due 02/15/29	144,930
25,000	MPLX, LP, 5.20%, due 03/01/47	23,094

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
225,000	MTN Mauritius Investment, Ltd., 4.76%, due 11/11/24 144A	205,337
154,000	Murphy Oil Corp., 5.75%, due 08/15/25	144,235
315,000	Mylan NV, 5.25%, due 06/15/46	266,318
360,000	Myriad International Holdings BV, 5.50%, due 07/21/25‡ 144A	363,651
44,000	National CineMedia LLC, 6.00%, due 04/15/22	44,275
142,000	Nationstar Mortgage Holdings, Inc., 8.13%, due 07/15/23 144A	138,805
113,000	Nationstar Mortgage Holdings, Inc., 9.13%, due 07/15/26 144A	110,175
330,000	Natura Cosmeticos SA, 5.38%, due 02/01/23‡ 144A	331,237
275,000	Netflix, Inc., 4.88%, due 04/15/28	251,625
375,000	Netflix, Inc., 5.88%, due 11/15/28 144A	365,325
445,000	New England Power Co., 3.80%, due 12/05/47‡ 144A	411,005
170,000	Newell Brands, Inc., 4.20%, due 04/01/26‡	166,298
123,000	Newfield Exploration Co., 5.63%, due 07/01/24	124,845
157,000	Newfield Exploration Co., 5.75%, due 01/30/22	158,963
435,000	NextEra Energy Capital Holdings, Inc., 3.55%, due 05/01/27	415,835
285,000	Nippon Life Insurance Co., 5.10% (USISDA05 plus 3.650%), due 10/16/44† 144A	286,425
670,000	NiSource, Inc., 3.49%, due 05/15/27	640,488
180,000	Nissan Motor Acceptance Corp., 3.65%, due 09/21/21 144A	179,206
780,000	Noble Energy, Inc., 4.15%, due 12/15/21	784,159
205,000	Norbord, Inc., 6.25%, due 04/15/23 144A	206,099
195,000	Northern States Power Co., 3.60%, due 09/15/47	178,964
220,000	Northern States Power Co., 4.13%, due 05/15/44	222,591
444,000	NRG Energy, Inc., 6.25%, due 05/01/24‡	452,325
270,000	NRG Energy, Inc., 6.63%, due 01/15/27	273,037
315,000	Nutrien, Ltd., 4.90%, due 06/01/43	302,038
560,000	NXP BV / NXP Funding LLC, 4.63%, due 06/01/23 144A	550,200
238,000	NXP BV / NXP Funding LLC, 4.88%, due 03/01/24 144A	239,342
167,000	Omega Healthcare Investors, Inc. REIT, 4.50%, due 01/15/25	164,681
1,328,000	Oncor Electric Delivery Co. LLC, 3.70%, due 11/15/28 144A	1,343,658
139,000	ONEOK Partners, LP, 5.00%, due 09/15/23	143,366
200,000	ONEOK, Inc., 4.95%, due 07/13/47	185,438
385,000	Oracle Corp., 3.80%, due 11/15/37	360,748
320,000	Oracle Corp., 4.30%, due 07/08/34	321,743
150,000	Owens Corning, 4.20%, due 12/15/22	149,066
225,000	Oztel Holdings SPC, Ltd., 6.63%, due 04/24/28 144A	207,973
460,000	Pacific Gas & Electric Co., 6.05%, due 03/01/34	428,267
205,000	Parsley Energy LLC / Parsley Finance Corp., 5.63%, due 10/15/27 144A	187,319
205,000	PECO Energy Co., 3.70%, due 09/15/47	188,336
730,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.50%, due 06/15/19 144A	726,623
1,700,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.90%, due 02/01/24 144A	1,689,186
155,000	Petrobras Global Finance BV, 5.30%, due 01/27/25	148,413
185,000	Petrobras Global Finance BV, 5.75%, due 02/01/29	171,587
160,000	Petrobras Global Finance BV, 6.25%, due 03/17/24	162,920
420,000	Petrobras Global Finance BV, 7.38%, due 01/17/27	432,390
320,000	Petroleos Mexicanos, 4.88%, due 01/24/22	312,320
80,000	Petroleos Mexicanos, 5.38%, due 03/13/22	78,760
255,000	Petroleos Mexicanos, 5.50%, due 01/21/21	254,482
255,000	Petroleos Mexicanos, 6.50%, due 06/02/41	211,777
690,000	Petroleos Mexicanos, 6.75%, due 09/21/47‡	572,279

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
350,000	Petroleos Mexicanos, 6.88%, due 08/04/26	341,075
1,006,000	Phillips 66 Partners, LP, 3.61%, due 02/15/25	967,809
774,000	Phillips 66 Partners, LP, 3.75%, due 03/01/28	716,190
115,000	Plains All American Pipeline, LP/PAA Finance Corp., 4.70%, due 06/15/44	99,021
430,000	PNC Bank NA, 2.45%, due 07/28/22	416,685
270,000	PNC Financial Services Group (The), Inc., 4.85% (3 mo. USD LIBOR plus 3.040%)† ††††† ‡	247,725
513,000	PNC Financial Services Group (The), Inc., 6.75% (3 mo. USD LIBOR plus 3.678%)† †††††	521,977
540,000	PPL Capital Funding, Inc., 5.00%, due 03/15/44	552,400
134,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, due 05/15/23‡ 144A	138,523
90,000	Providence St. Joseph Health Obligated Group, 2.75%, due 10/01/26	83,844
628,000	Prudential Financial, Inc., 5.88% (3 mo. USD LIBOR plus 4.175%), due 09/15/42† ‡	635,065
1,000,000	Prudential Financial, Inc., 7.38%, due 06/15/19	1,018,253
445,000	Public Service Electric & Gas Co., (MTN), 3.00%, due 05/15/27	428,779
355,000	Public Service Electric & Gas Co., (MTN), 3.70%, due 05/01/28	361,037
170,000	QEP Resources, Inc., 6.88%, due 03/01/21	172,125
100,000	Qorvo, Inc., 5.50%, due 07/15/26 144A	95,750
225,000	Quicken Loans, Inc., 5.25%, due 01/15/28 144A	199,969
370,000	Quicken Loans, Inc., 5.75%, due 05/01/25 144A	347,800
340,000	QVC, Inc., 4.38%, due 03/15/23	326,549
225,000	QVC, Inc., 5.13%, due 07/02/22	227,557
130,000	QVC, Inc., 5.45%, due 08/15/34	113,840
220,000	Rackspace Hosting, Inc., 8.63%, due 11/15/24‡ 144A	172,150
132,000	Radian Group, Inc., 4.50%, due 10/01/24	120,285
79,000	Radian Group, Inc., 5.25%, due 06/15/20	79,790
82,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.88%, due 02/15/23 144A	74,825
62,000	Refinitiv US Holdings, Inc., 8.25%, due 11/15/26 144A	56,808
38,000	Refinitiv US Holdings, Inc., 6.25%, due 05/15/26‡ 144A	36,718
438,000	Regions Bank/Birmingham AL, 3.37%, due 08/13/21◆	436,398
495,000	Regions Financial Corp., 2.75%, due 08/14/22	477,972
490,000	Royal Bank of Canada, (MTN), 2.91%, due 04/30/21◆◆	486,054
1,320,000	Royal Bank of Canada, (MTN), 3.20%, due 04/30/21	1,320,305
930,000	Royal Bank of Scotland Group Plc, 3.88%, due 09/12/23	892,521
205,000	Royal Bank of Scotland Group Plc, 8.00% (USD 5 year swap rate plus 5.720%)† ††††† ‡	205,000
350,000	Royal Bank of Scotland Group Plc, 8.63% (USD 5 year swap rate plus 7.598%)† †††††	363,125
231,000	Sabine Pass Liquefaction LLC, 4.20%, due 03/15/28	221,371
217,000	Sabine Pass Liquefaction LLC, 5.00%, due 03/15/27	217,863
385,000	Sabine Pass Liquefaction LLC, 5.75%, due 05/15/24	402,136
136,000	Sabine Pass Liquefaction LLC, 5.88%, due 06/30/26	144,204
320,000	Sally Holdings LLC/Sally Capital, Inc., 5.63%, due 12/01/25‡	295,600
290,000	San Diego Gas & Electric Co., 4.15%, due 05/15/48	282,339
255,000	Santander Holdings USA, Inc., 3.40%, due 01/18/23	244,938
345,000	Santander Holdings USA, Inc., 3.70%, due 03/28/22	339,079
285,000	Santander Holdings USA, Inc., 4.45%, due 12/03/21‡	290,130
240,000	Santander UK Group Holdings Plc, 4.75%, due 09/15/25 144A	226,281
400,000	Schlumberger Holdings Corp., 3.00%, due 12/21/20 144A	396,721
275,000	Schlumberger Investment SA, 3.30%, due 09/14/21 144A	275,771

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
230,000	Select Medical Corp., 6.38%, due 06/01/21	230,287
922,000	SES SA, 3.60%, due 04/04/23 144A	908,545
485,000	Shire Acquisitions Investments Ireland DAC, 2.88%, due 09/23/23	458,978
865,000	Shire Acquisitions Investments Ireland DAC, 3.20%, due 09/23/26	784,069
150,000	Simmons Foods, Inc., 5.75%, due 11/01/24‡ 144A	107,250
850,000	Simon Property Group, LP REIT, 6.75%, due 02/01/40	1,084,444
160,000	Sinclair Television Group, Inc., 5.13%, due 02/15/27‡ ‡‡‡‡	142,000
500,000	Sinopec Group Overseas Development 2015, Ltd., 2.50%, due 04/28/20 144A	493,983
335,000	Sirius XM Radio, Inc., 5.00%, due 08/01/27‡ 144A	307,362
245,000	Sirius XM Radio, Inc., 5.38%, due 07/15/26 144A	229,994
50,000	SM Energy Co., 6.63%, due 01/15/27	44,500
335,000	Societe Generale SA, 7.38% (USD 5 year swap rate plus 6.238%)† ††††† 144A	327,044
265,000	Societe Generale SA, 8.00% (USISDA05 plus 5.873%)† ††††† ‡ 144A	266,656
335,000	Southern California Edison Co., 4.00%, due 04/01/47	307,861
1,318,000	Southern Co. (The), 3.25%, due 07/01/26	1,236,662
1,260,000	Southern Co. Gas Capital Corp., 2.45%, due 10/01/23	1,202,338
630,000	Southern Copper Corp., 5.25%, due 11/08/42	600,748
960,594	Spirit Airlines Pass Through Trust, 3.38%, due 08/15/31	920,557
102,000	Springleaf Finance Corp., 6.88%, due 03/15/25	91,545
255,000	Sprint Capital Corp., 6.88%, due 11/15/28	241,612
50,000	Sprint Communications, Inc., 7.00%, due 03/01/20 144A	51,375
235,000	Sprint Corp., 7.88%, due 09/15/23	241,756
505,313	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, due 03/20/23‡‡‡‡	500,259
280,000	Standard Industries, Inc./NJ, 5.38%, due 11/15/24 144A	263,900
293,000	State Street Corp., 3.79% (3 mo. USD LIBOR plus 1.000%), due 06/01/77†	230,737
18,000	Stearns Holdings LLC, 9.38%, due 08/15/20 144A	17,010
203,000	Stifel Financial Corp., 4.25%, due 07/18/24	205,541
922,000	Sunoco Logistics Partners Operations, LP, 3.45%, due 01/15/23	892,414
335,000	Sunoco Logistics Partners Operations, LP, 3.90%, due 07/15/26	309,872
271,000	Sunoco Logistics Partners Operations, LP, 4.40%, due 04/01/21‡	274,175
217,000	Sunoco Logistics Partners Operations, LP, 5.40%, due 10/01/47	197,328
405,000	SunTrust Bank/Atlanta GA, 2.45%, due 08/01/22	390,775
175,000	Synchrony Financial, 2.70%, due 02/03/20	172,072
423,000	Syngenta Finance NV, 4.44%, due 04/24/23‡‡‡‡	408,050
197,000	Tallgrass Energy Partners, LP / Tallgrass Energy Finance Corp., 4.75%, due 10/01/23 144A	190,844
95,000	Tapstone Energy LLC / Tapstone Energy Finance Corp., 9.75%, due 06/01/22‡ 144A	75,525
215,000	Targa Resources Partners, LP / Targa Resources Partners Finance Corp., 5.88%, due 04/15/26 144A	210,162
270,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.25%, due 04/15/21‡ 144A	268,312
760,000	Teachers Insurance & Annuity Association of America, 4.27%, due 05/15/47 144A	729,171
34,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	44,289
60,000	Team Health Holdings, Inc., 6.38%, due 02/01/25‡ 144A	49,275
446,000	Tech Data Corp., 4.95%, due 02/15/27	419,329
220,000	Teekay Offshore Partners LP/Teekay Offshore Finance Corp., 8.50%, due 07/15/23‡ 144A	215,600
343,000	Telecom Italia Capital SA, Guaranteed Senior Note, 7.20%, due 07/18/36	329,280

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
240,000	Telecom Italia SpA/Milano, 5.30%, due 05/30/24‡ 144A	228,900
1,414,000	Telefonaktiebolaget LM Ericsson, 4.13%, due 05/15/22	1,391,912
188,000	Tervita Escrow Corp., 7.63%, due 12/01/21 144A	180,010
1,303,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, due 10/01/26	996,099
225,000	Teva Pharmaceutical Finance Netherlands III BV, 6.75%, due 03/01/28	218,377
70,000	Time Warner Cable LLC, 4.13%, due 02/15/21	70,318
380,000	Time Warner Cable LLC, 8.25%, due 04/01/19	384,288
500,000	Transcontinental Gas Pipe Line Co. LLC, 4.60%, due 03/15/48‡	469,327
230,000	Tribune Media Co., 5.88%, due 07/15/22	232,300
75,000	Trident Merger Sub, Inc., 6.63%, due 11/01/25‡ 144A	67,500
255,000	Trimble, Inc., 4.90%, due 06/15/28	251,549
77,000	Tutor Perini Corp., 6.88%, due 05/01/25‡ ‡‡‡‡	71,803
500,000	UBS AG/London, 2.45%, due 12/01/20 144A	490,977
495,000	UBS Group Funding Switzerland AG, 2.86%, due 08/15/23◆ 144A	476,326
1,812,000	UBS Group Funding Switzerland AG, 4.13%, due 04/15/26 144A	1,802,014
2,900,000	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.00%, due 10/11/27	2,896,824
343,347	United Airlines Pass Through Trust, Series 2014-2, Class A, 3.75%, due 03/03/28	336,461
189,710	United Airlines Pass Through Trust, Series 2014-2, Class B, 4.63%, due 03/03/24	188,942
284,171	United Airlines Pass Through Trust, Series 2016-1, Class A, 3.45%, due 01/07/30	275,035
432,644	United Airlines Pass Through Trust, Series 2016-1, Class B, 3.65%, due 07/07/27	423,416
89,000	United Airlines Pass Through Trust, Series 2018-1, Class B, 4.60%, due 09/01/27	89,139
540,000	United Rentals North America, Inc., 4.88%, due 01/15/28	475,200
220,000	United Rentals North America, Inc., 5.50%, due 07/15/25	207,900
105,000	United Rentals North America, Inc., 5.88%, due 09/15/26	99,356
265,000	United Technologies Corp., 4.13%, due 11/16/28	263,063
1,323,000	UnitedHealth Group, Inc., 3.50%, due 02/15/24	1,332,397
230,000	Universal Health Services, Inc., 4.75%, due 08/01/22 144A	229,425
275,000	Universal Health Services, Inc., 5.00%, due 06/01/26 144A	268,125
200,000	UPC Holding BV, 5.50%, due 01/15/28 144A	180,000
158,868	US Airways Pass Through Trust, Series 2010-1, Class A, 6.25%, due 10/22/24	168,178
183,407	US Airways Pass Through Trust, Series 2012-1, Class A, 5.90%, due 04/01/26	196,008
145,000	US Concrete, Inc., 6.38%, due 06/01/24	134,125
210,000	Vale Overseas, Ltd., 6.25%, due 08/10/26	227,325
490,000	Valero Energy Corp., 3.40%, due 09/15/26	450,242
115,000	Vector Group, Ltd., 6.13%, due 02/01/25 144A	98,325
200,000	Vedanta Resources Plc, 6.38%, due 07/30/22‡ 144A	179,550
226,000	Ventas Realty, LP REIT, 3.50%, due 02/01/25	216,634
2,000,000	Ventas Realty, LP/Ventas Capital Corp. REIT, 2.70%, due 04/01/20	1,983,578
260,000	VEREIT Operating Partnership, LP REIT, 4.60%, due 02/06/24	263,143
130,000	VeriSign, Inc., 4.75%, due 07/15/27	122,402
170,000	VeriSign, Inc., 5.25%, due 04/01/25	168,937
263,000	Verisk Analytics, Inc., 4.00%, due 06/15/25	264,394
255,000	Verizon Communications, Inc., 4.40%, due 11/01/34	246,457
250,000	Verizon Communications, Inc., 4.50%, due 08/10/33	247,426
376,000	Verizon Communications, Inc., 4.52%, due 09/15/48	353,803
310,000	Verizon Communications, Inc., 4.67%, due 03/15/55‡	285,858
1,074,000	Verizon Communications, Inc., 4.86%, due 08/21/46‡	1,059,465
500,000	Verizon Communications, Inc., 5.01%, due 04/15/49	500,134
134,000	Viacom, Inc., 4.38%, due 03/15/43	106,160

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued
221,000	Viacom, Inc., 5.85%, due 09/01/43‡	217,460
230,000	Viacom, Inc., 6.25% (3 mo. USD LIBOR plus 3.899%), due 02/28/57†	215,095
223,000	Vista Outdoor, Inc., 5.88%, due 10/01/23	204,045
405,000	Voya Financial, Inc., 5.65% (3 mo. USD LIBOR plus 3.580%), due 05/15/53†	381,631
1,178,000	Voya Financial, Inc., 3.13%, due 07/15/24	1,112,183
491,000	Warner Media LLC, 3.80%, due 02/15/27	461,498
260,000	Warner Media LLC, 4.70%, due 01/15/21	266,741
200,000	Warner Media LLC, 4.75%, due 03/29/21	205,152
585,000	Wells Fargo & Co., 5.88% (3 mo. USD LIBOR plus 3.990%)† †††††	578,974
315,000	Wells Fargo & Co., 6.56% (3 mo. USD LIBOR plus 3.770%)† †††††	313,425
708,000	Welltower, Inc. REIT, 4.50%, due 01/15/24	726,810
115,000	West Corp., 8.50%, due 10/15/25‡ 144A	91,425
319,000	Western Digital Corp., 4.75%, due 02/15/26	277,929
170,000	WestRock RKT Co., 3.50%, due 03/01/20	169,896
1,000,000	Weyerhaeuser Co. REIT, 7.38%, due 10/01/19	1,027,713
315,000	Williams Cos. (The), Inc., 3.75%, due 06/15/27	299,019
400,000	Williams Cos. (The), Inc., 4.55%, due 06/24/24	404,350
135,000	Williams Cos. (The), Inc., 4.85%, due 03/01/48	122,955
275,000	Williams Cos. (The), Inc., 5.75%, due 06/24/44	277,297
201,000	Windstream Services LLC / Windstream Finance Corp., 10.50%, due 06/30/24‡‡‡‡	153,765
320,000	WM Wrigley Jr Co., 2.90%, due 10/21/19 144A	319,560
90,000	WM Wrigley Jr Co., 3.38%, due 10/21/20‡ 144A	90,275
145,000	WMG Acquisition Corp., 4.88%, due 11/01/24 144A	138,113
152,000	WMG Acquisition Corp., 5.50%, due 04/15/26 144A	145,540
90,000	WPX Energy, Inc., 5.25%, due 09/15/24	81,900
1,496,000	Xcel Energy, Inc., 4.00%, due 06/15/28	1,515,938
196,000	XPO Logistics, Inc., 6.50%, due 06/15/22‡ 144A	195,020
310,000	YPF SA, 8.50%, due 07/28/25 144A	279,387

		268,019,794

	Mortgage Backed Securities - Private Issuers — 10.1%
450,000	Americold LLC, Series 2010-ARTA, Class D, 7.44%, due 01/14/29 144A	480,238
86,070	Angel Oak Mortgage Trust I LLC, Series 2018-1, Class A1, 3.26%, due 04/27/48◆◆ ‡‡‡‡	85,958
189,847	Angel Oak Mortgage Trust I LLC, Series 2018-3, Class A1, 3.65%, due 09/25/48◆◆ ‡‡‡‡	190,518
675,113	Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.76%, due 04/25/48◆◆ 144A	675,445
113,000	Avenue of Americas Mortgage Trust, Series 2015-1177, Class C, 3.01%, due 12/13/29◆◆ 144A	110,403
264,000	Barclays Commercial Mortgage Trust, Series 2015-MSQ, Class D, 3.99%, due 09/15/32◆◆ 144A	260,580
1,350,000	Barclays Commercial Mortgage Trust, Series 2016-ETC, Class A, 2.94%, due 08/14/36 144A	1,290,991
330,000	BBCMS Mortgage Trust, Series 2015-SRCH, Class D, 4.96%, due 08/10/35◆◆ 144A	323,649
301,000	BBCMS Mortgage Trust, Series 2018-TALL, Class B, 3.43%, due 03/15/37◆◆ 144A	294,916
207,000	BBCMS Mortgage Trust, Series 2018-TALL, Class E, 4.89%, due 03/15/37◆◆ 144A	201,813
138,017	Bellemeade Re, Ltd., Series 2017-1, Class M1, 4.21%, due 10/25/27◆◆ 144A	138,667
293,000	Bellemeade Re, Ltd., Series 2018-1A, Class M1B, 4.11%, due 04/25/28◆◆ 144A	293,147
150,000	Bellemeade Re, Ltd., Series 2018-2A, Class M1A, 3.46%, due 08/25/28◆◆ 144A	149,723

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
1,300,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.96%, due 01/15/52	1,330,735
265,000	BHMS, Series 2018-ATLS, Class A, 3.71%, due 07/15/35◆◆ 144A	264,186
215,000	BX Commercial Mortgage Trust, Series 2018-BIOA, Class D, 3.78%, due 03/15/37◆◆ 144A	211,097
522,221	BX Commercial Mortgage Trust, Series 2018-IND, Class A, 3.21%, due 11/15/35◆◆ 144A	519,565
700,000	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A3, 3.01%, due 05/10/58	674,764
240,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class E, 4.61% (1 mo. LIBOR plus 2.150%), due 07/15/32† 144A	236,615
351,000	CHT Mortgage Trust, Series 2017-CSMO, Class D, 4.71%, due 11/15/36◆◆ 144A	344,113
187,007	CIM Trust, Series 2017-2, Class A1, 4.35% (1 mo. USD LIBOR plus 2.000%), due 12/25/57† 144A	188,444
755,129	CIM Trust, Series 2017-3, 4.35%, due 01/25/57◆◆ 144A	769,166
349,202	CIM Trust, Series 2017-6, 3.02%, due 06/25/57◆◆ 144A	338,936
1,600,000	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3, 3.36%, due 07/10/47	1,601,955
1,500,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4, 2.88%, due 02/10/48	1,461,205
1,772,000	Citigroup Commercial Mortgage Trust, Series 2016-P5, Class A2, 2.40%, due 10/10/49	1,745,948
115,000	Citigroup Commercial Mortgage Trust, Series 2017-1500, Class E, 4.96%, due 07/15/32◆◆ 144A	113,356
820,000	Citigroup Commercial Mortgage Trust, Series 2017-MDRC, Class D, 4.56% (1 mo. LIBOR plus 2.250%), due 07/15/30† ‡‡‡‡	818,387
1,400,000	Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A3, 3.20%, due 09/15/50	1,362,757
27,500,000	Citigroup Commercial Mortgage Trust, (IO), Series 2014-GC21, Class XB, 0.42%, due 05/10/47◆◆	638,792
140,000	CLNS Trust, Series 2017-IKPR, Class C, 3.50% (1 mo. LIBOR plus 1.100%), due 06/11/32† 144A	138,164
315,000	Cold Storage Trust, Series 2017-ICE3, Class D, 4.56% (1 mo. LIBOR plus 2.100%), due 04/15/36† 144A	312,227
80,800	COLT Mortgage Loan Trust, Series 2018-2, Class A1, 3.47%, due 07/27/48◆◆ 144A	80,655
221,000	Commercial Mortgage Pass Through Certificates, Series 2012-LC4, Class B, 4.93%, due 12/10/44◆◆	226,721
405,000	Commercial Mortgage Pass Through Certificates, Series 2013-300P, Class D, 4.39%, due 08/10/30◆◆ 144A	408,224
72,946	Commercial Mortgage Pass Through Certificates, Series 2013-LC6, Class A3, 2.67%, due 01/10/46	71,634
1,600,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR20, Class A3, 3.33%, due 11/10/47	1,594,642
195,000	Commercial Mortgage Pass Through Certificates, Series 2014-PAT, Class D, 4.54% (1 mo. LIBOR plus 2.150%), due 08/13/27† 144A	195,394
390,000	Commercial Mortgage Pass Through Certificates, Series 2014-TWC, Class D, 4.64% (1 mo. LIBOR plus 2.250%), due 02/13/32† 144A	389,490
755,215	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A2, 2.82%, due 03/10/47	754,335
1,200,000	Commercial Mortgage Pass Through Certificates, Series 2015-CR25, Class A3, 3.51%, due 08/10/48	1,202,307
1,197,000	Commercial Mortgage Pass Through Certificates, Series 2018-COR3, Class A3, 4.23%, due 05/10/51	1,238,660

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
53,000,000	Commercial Mortgage Pass Through Certificates, (IO), Series 2014-CR17, Class XB, 0.21%, due 05/10/47◆◆ 144A	625,707
200,000	Credit Suisse Mortgage Trust, 1.00%, due 08/30/37 144A	200,000
515,000	Credit Suisse Mortgage Trust, Series 2006-OMA, Class B2, 5.54%, due 05/15/23‡‡‡‡	524,482
753,848	Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3, 3.50%, due 06/25/47 144A	747,190
379,641	Credit Suisse Mortgage Trust, Series 2018, 2.99%, due 12/04/46 144A	378,691
1,100,000	CSAIL Commercial Mortgage Trust, Series 2017-C8, Class A3, 3.13%, due 06/15/50	1,060,936
775,000	CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.19%, due 11/15/50	748,774
876,887	CSMC Trust, Series 2018-RPL9, Class A, 3.85%, due 09/25/57◆◆ 144A	889,973
448,291	DBGS Mortgage Trust, Series 2018-BIOD, Class A, 3.26%, due 05/15/35◆◆ 144A	446,596
800,000	FHLMC Multifamily Structured Pass Through Certificates, Series K083, Class A2, 4.05%, due 09/25/28◆◆	846,102
325,000	FHLMC Multifamily Structured Pass Through Certificates, Series K083, Class AM, 4.03%, due 10/25/28◆◆	341,733
1,100,000	FHLMC Multifamily Structured Pass Through Certificates, Series K086, Class A2, 3.86%, due 11/25/28◆◆	1,146,333
200,000	FHLMC Multifamily Structured Pass Through Certificates, Series K086, Class AM, 3.92%, due 11/25/28◆◆	208,506
212,854	Fremont Home Loan Trust, Series 2004-B, Class M1, 3.38% (1 mo. USD LIBOR plus 0.870%), due 05/25/34†	210,246
339,000	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX, 3.38%, due 12/15/34◆◆ 144A	334,732
220,000	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class EFX, 3.38%, due 12/15/34◆◆ 144A	216,028
159,480	Galton Funding Mortgage Trust, Series 2018-1, Class A43, 3.50%, due 11/25/57◆◆ 144A	159,370
20,514	GMACM Mortgage Loan Trust, Series 2004-AR2, Class 3A, 4.69%, due 08/19/34◆◆	19,959
85,000	Great Wolf Trust, Series 2017-WOLF, Class E, 5.71%, due 09/15/34◆◆ ‡‡‡‡	83,758
1,319,024	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, due 05/10/45	1,325,312
260,000	GS Mortgage Securities Trust, Series 2015-590M, Class C, 3.81%, due 10/10/35◆◆ 144A	253,107
900,000	GS Mortgage Securities Trust, Series 2015-GC28, Class A4, 3.14%, due 02/10/48	885,675
325,000	GS Mortgage Securities Trust, Series 2016-RENT, Class D, 4.07%, due 02/10/29◆◆ 144A	323,611
200,000	GS Mortgage Securities Trust, Series 2017-485L, Class C, 3.98%, due 02/10/37◆◆ 144A	197,271
145,000	GS Mortgage Securities Trust, Series 2018-CHLL, Class E, 4.81%, due 02/15/37◆◆ ‡‡‡‡	145,327
100,000	Hilton Orlando Trust, Series 2018-ORL, Class D, 4.16%, due 12/15/34◆◆ ‡‡‡‡	98,749
100,000	Hudsons Bay Simon JV Trust, Series 2015-HBFL, Class DFL, 6.28% (1 mo. LIBOR plus 3.650%), due 08/05/34† 144A	100,108
170,000	IMT Trust, Series 2017-APTS, Class CFX, 3.50%, due 06/15/34◆◆ 144A	166,212
1,725,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3, 3.67%, due 04/15/47	1,740,628
824,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A2, 2.82%, due 11/15/48	816,410
700,000	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A, 2.88%, due 06/15/49	673,900
1,300,000	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, due 03/15/50	1,287,083

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
1,199,215	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A4, 4.72%, due 02/15/46 144A	1,225,776
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A3, 3.53%, due 01/15/46	501,358
455,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-MAR7, Class C, 4.49%, due 06/05/32 144A	452,098
760,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A3, 2.56%, due 08/15/49	714,029
1,600,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP6, Class A3, 3.11%, due 07/15/50	1,590,352
148,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH, Class A, 3.37%, due 06/15/35◆◆ ‡‡‡‡	147,209
925,041	JPMorgan Mortgage Trust, Series 2016-1, Class A5, 3.50%, due 05/25/46 144A	917,882
602,047	JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, due 10/25/46 144A	597,072
1,388,312	JPMorgan Mortgage Trust, Series 2017-2, Class A5, 3.50%, due 05/25/47 144A	1,375,290
670,178	JPMorgan Mortgage Trust, Series 2017-3, Class 1A5, 3.50%, due 08/25/47◆◆ 144A	663,526
1,176,786	JPMorgan Mortgage Trust, Series 2018-4, Class A15, 3.50%, due 10/25/48 144A	1,171,444
282,927	Lehman XS Trust, Series 2006-GP4, Class 1A1, 2.71% (1 mo. USD LIBOR plus 0.205%), due 08/25/46†	278,463
300,367	LSTAR Securities Investment, Ltd., Series 2017-5, Class A, 4.35% (1 mo. USD LIBOR plus 2.000%), due 05/01/22† 144A	301,384
234,191	LSTAR Securities Investment, Ltd., Series 2017-8, Class A, 4.17%, due 11/01/22◆◆ 144A	236,438
192,232	MetLife Securization Trust, Series 2018-1A, Class A, 3.75%, due 03/25/57◆◆ 144A	194,457
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, due 02/15/46	98,680
1,600,000	Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3, 2.53%, due 08/15/49	1,494,899
342,000	Morgan Stanley Capital I Trust, Series 2017-CLS, Class D, 3.86%, due 11/15/34◆◆ 144A	337,537
386,750	MSCG Trust, Series 2016-SNR, Class D, 6.55%, due 11/15/34 144A	387,994
95,000	Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class D, 3.79%, due 11/15/32◆◆ ‡‡‡‡	93,238
165,000	Natixis Commercial Mortgage Securities Trust, Series 2018-ALXA, Class C, 4.32%, due 01/15/43◆◆ 144A	165,594
273,507	New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 3.26%, due 01/25/48◆◆ 144A	272,751
160,000	One Market Plaza Trust, Series 2017-1MKT, Class D, 4.15%, due 02/10/32 144A	156,504
65,988	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, 3.96%, due 05/25/35◆◆	64,876
330,000	Radnor RE Ltd., Series 2018-1, Class M1, 3.91%, due 03/25/28◆◆ 144A	329,424
1,911,735	Small Business Administration Participation Certificates, Series 2013-20L, Class 1, 3.38%, due 12/01/33	1,952,481
290,000	STACR Trust, Series 2018-DNA3, Class M1, 3.26%, due 09/25/48◆◆ 144A	289,564
119,618	Starwood Mortgage Residential Trust, Series 2018-IMC1, Class A1, 3.79%, due 03/25/48◆◆ 144A	119,283
215,000	UBS Commercial Mortgage Trust, Series 2012-C1, Class B, 4.82%, due 05/10/45	219,373
675,000	UBS Commercial Mortgage Trust, Series 2017-C2, Class ASB, 3.26%, due 08/15/50	674,526
1,400,000	UBS Commercial Mortgage Trust, Series 2017-C5, Class A4, 3.21%, due 11/15/50	1,354,954
550,000	UBS Commercial Mortgage Trust, Series 2018-C9, Class A3, 3.85%, due 03/15/51	557,594

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
2,272,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4, 3.09%, due 08/10/49	2,268,803
1,501,268	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3, 2.92%, due 03/10/46	1,488,773
1,523,797	UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3, 3.60%, due 01/10/45	1,535,216
425,832	Verus Securitization Trust, Series 2018-3, Class A1, 4.11%, due 10/25/58◆◆ ‡‡‡‡	424,162
490,000	VNO Mortgage Trust, Series 2013-PENN, Class D, 3.95%, due 12/13/29◆◆ 144A	489,008
19,045	WaMu Mortgage Pass Through Certificates, Series 2003-AR9, Class 1A7, 4.33%, due 09/25/33◆◆	19,573
363,000	Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class C, 2.71%, due 03/18/28◆◆ 144A	357,660
1,500,000	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class A2, 2.40%, due 08/15/49	1,389,664
3,000,000	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3, 2.64%, due 11/15/49	2,824,388
950,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4, 3.19%, due 07/15/50	918,090
1,500,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A3, 3.21%, due 11/15/50	1,447,875
1,400,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A4, 3.37%, due 03/15/50	1,373,672
110,000	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class D, 4.11%, due 12/15/34◆◆ ‡‡‡‡	107,521
2,560,000	WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A4, 4.90%, due 06/15/44 144A	2,655,165
1,462,000	WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class A4, 3.20%, due 03/15/48	1,457,542
195,000	WF-RBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.47%, due 08/15/46◆◆	199,734

		78,823,927

	Mortgage Backed Securities - U.S. Government Agency Obligations — 25.4%
1,637,857	FHLMC Gold, Pool # G60722, 3.00%, due 10/01/46	1,599,532
624,526	FHLMC Gold, Pool # A89870, 4.50%, due 11/01/39	653,674
476,588	FHLMC Gold, Pool # A96970, 4.00%, due 02/01/41	490,602
807,705	FHLMC Gold, Pool # C91908, 3.00%, due 01/01/37	799,083
242,754	FHLMC Gold, Pool # C91960, 3.50%, due 11/01/37	245,906
643,058	FHLMC Gold, Pool # G06231, 4.00%, due 12/01/40	661,968
297,440	FHLMC Gold, Pool # G06409, 6.00%, due 11/01/39	325,112
160,705	FHLMC Gold, Pool # G06875, 5.50%, due 12/01/38	173,399
591,524	FHLMC Gold, Pool # G07021, 5.00%, due 09/01/39	626,490
830,150	FHLMC Gold, Pool # G08672, 4.00%, due 10/01/45	848,057
1,330,666	FHLMC Gold, Pool # G08721, 3.00%, due 09/01/46	1,298,911
198,900	FHLMC Gold, Pool # G08735, 4.50%, due 10/01/46	206,257
103,305	FHLMC Gold, Pool # G08748, 3.50%, due 02/01/47	103,520
749,927	FHLMC Gold, Pool # G08761, 3.50%, due 05/01/47	751,052
589,583	FHLMC Gold, Pool # G08771, 4.00%, due 07/01/47	602,180
650,168	FHLMC Gold, Pool # G08788, 3.50%, due 11/01/47	650,261
1,484,085	FHLMC Gold, Pool # G08805, 4.00%, due 03/01/48	1,513,968

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
495,077	FHLMC Gold, Pool # G08831, 4.00%, due 08/01/48	505,067
495,139	FHLMC Gold, Pool # G08842, 4.00%, due 10/01/48	505,105
282,370	FHLMC Gold, Pool # G14678, 4.00%, due 12/01/26	289,807
266,885	FHLMC Gold, Pool # G16177, 2.00%, due 01/01/32	255,454
1,787,432	FHLMC Gold, Pool # G60039, 3.00%, due 04/01/43	1,757,464
1,825,092	FHLMC Gold, Pool # G60564, 5.00%, due 02/01/42	1,934,175
1,386,502	FHLMC Gold, Pool # G60700, 4.50%, due 09/01/45	1,441,200
693,365	FHLMC Gold, Pool # G60767, 3.50%, due 10/01/46	695,934
404,697	FHLMC Gold, Pool # G60788, 3.50%, due 12/01/46	406,113
1,633,358	FHLMC Gold, Pool # G60804, 4.50%, due 05/01/42	1,698,945
1,528,758	FHLMC Gold, Pool # G60806, 5.00%, due 12/01/44	1,624,335
1,828,998	FHLMC Gold, Pool # G60931, 3.00%, due 02/01/47	1,792,137
2,025,646	FHLMC Gold, Pool # G60934, 3.50%, due 06/01/45	2,041,307
1,292,929	FHLMC Gold, Pool # G60989, 3.00%, due 12/01/46	1,262,060
1,731,041	FHLMC Gold, Pool # G61043, 4.00%, due 07/01/47	1,774,285
1,152,722	FHLMC Gold, Pool # G61194, 3.50%, due 11/01/47	1,155,210
1,772,974	FHLMC Gold, Pool # G61242, 4.50%, due 12/01/45	1,842,784
371,992	FHLMC Gold, Pool # G61581, 4.00%, due 08/01/48	380,804
1,745,429	FHLMC Gold, Pool # G67703, 3.50%, due 04/01/47	1,751,900
191,408	FHLMC Gold, Pool # J16432, 3.50%, due 08/01/26	194,047
201,427	FHLMC Gold, Pool # J17763, 3.50%, due 01/01/27	204,212
548,005	FHLMC Gold, Pool # J26100, 3.00%, due 10/01/28	549,326
633,421	FHLMC Gold, Pool # J34888, 2.50%, due 07/01/31	618,691
407,809	FHLMC Gold, Pool # J35715, 2.50%, due 11/01/31	398,325
1,426,484	FHLMC Gold, Pool # Q04020, 4.00%, due 10/01/41	1,468,446
1,195,912	FHLMC Gold, Pool # Q09224, 4.00%, due 07/01/42	1,231,786
261,111	FHLMC Gold, Pool # Q11218, 3.50%, due 09/01/42	263,127
512,261	FHLMC Gold, Pool # Q12052, 3.50%, due 10/01/42	516,222
1,010,994	FHLMC Gold, Pool # Q12862, 3.50%, due 11/01/42	1,018,796
485,985	FHLMC Gold, Pool # Q17792, 3.50%, due 05/01/43	489,742
1,945,487	FHLMC Gold, Pool # Q34842, 3.00%, due 07/01/45	1,903,285
1,478,685	FHLMC Gold, Pool # Q36815, 4.00%, due 10/01/45	1,510,550
2,030,753	FHLMC Gold, Pool # Q41917, 3.50%, due 07/01/46	2,034,084
2,064,421	FHLMC Gold, Pool # Q41918, 3.50%, due 07/01/46	2,072,072
1,387,300	FHLMC Gold, Pool # Q42618, 3.00%, due 08/01/46	1,354,192
540,379	FHLMC Gold, Pool # Q44399, 3.50%, due 11/01/46	541,712
1,530,240	FHLMC Gold, Pool # Q44455, 3.50%, due 11/01/46	1,534,331
1,505,881	FHLMC Gold, Pool # Q45741, 3.50%, due 01/01/47	1,510,531
233,975	FHLMC Gold, Pool # Q49494, 4.50%, due 07/01/47	242,446
484,182	FHLMC Gold, Pool # Q51461, 3.50%, due 10/01/47	484,345
966,034	FHLMC Gold, Pool # Q54957, 4.00%, due 03/01/48	986,631
436,687	FHLMC Gold, Pool # V60565, 3.00%, due 06/01/29	437,336
1,111,496	FHLMC Gold, Pool # V60599, 3.00%, due 09/01/29	1,113,150
488,003	FHLMC Gold, Pool # V60603, 3.00%, due 09/01/29	488,729
1,429,299	FHLMC Gold, Pool # V82292, 4.00%, due 04/01/46	1,463,908
1,738,576	FHLMC Gold, Pool # V82515, 3.50%, due 06/01/46	1,744,122
410,482	FHLMC Gold, Pool # V82848, 3.00%, due 12/01/46	401,322
550,000	FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class AM, 3.17%, due 09/25/26◆◆	547,289

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,700,000	FHLMC Multifamily Structured Pass Through Certificates, Series K069, Class A2, 3.19%, due 09/25/27◆◆	1,687,678
2,025,000	FHLMC Multifamily Structured Pass Through Certificates, Series K069, Class AM, 3.25%, due 09/25/27◆◆	2,010,992
1,300,000	FHLMC Multifamily Structured Pass Through Certificates, Series K071, Class AM, 3.36%, due 11/25/27◆◆	1,299,433
900,000	FHLMC Multifamily Structured Pass Through Certificates, Series K157, Class A2, 3.99%, due 05/25/33◆◆	934,427
480,000	FHLMC Multifamily Structured Pass Through Certificates, Series W5FX, Class AFX, 3.21%, due 04/25/28◆◆	480,989
32,821,102	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K006, Class AX1, 0.94%, due 01/25/20◆◆	233,772
21,143,976	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K007, Class X1, 1.03%, due 04/25/20◆◆	212,979
26,531,542	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K025, Class X1, 0.85%, due 10/25/22◆◆	728,612
98,921	FHLMC Reference REMIC, Series R007, Class ZA, 6.00%, due 05/15/36	110,213
957,796	FHLMC REMIC, Series 4777, Class CB, 3.50%, due 10/15/45	973,431
198,651	FHLMC Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M2, 4.51% (1 mo. USD LIBOR plus 2.000%), due 12/25/28†	200,501
480,000	FHLMC Structured Agency Credit Risk Debt Notes, Series 2016-HQA4, Class M2, 3.81% (1 mo. USD LIBOR plus 1.300%), due 04/25/29†	483,826
498,334	FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class M1, 3.71% (1 mo. USD LIBOR plus 1.200%), due 07/25/29†	500,777
1,147,024	FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class M1, 3.26% (1 mo. USD LIBOR plus 0.750%), due 03/25/30†	1,144,026
775,000	FNMA, 2.38%, due 01/19/23*****	769,642
310,000	FNMA, 6.63%, due 11/15/30**	416,081
4,147	FNMA, Pool # 254548, 5.50%, due 12/01/32	4,439
1,892,070	FNMA, Pool # 254903, 5.00%, due 10/01/33	2,010,102
670,893	FNMA, Pool # 725027, 5.00%, due 11/01/33	714,926
1,247,640	FNMA, Pool # 725331, 4.00%, due 01/01/34	1,285,326
829,587	FNMA, Pool # 735676, 5.00%, due 07/01/35	881,222
519,757	FNMA, Pool # 745148, 5.00%, due 01/01/36	552,357
599,903	FNMA, Pool # 932807, 4.00%, due 09/01/40	617,133
528,908	FNMA, Pool # 983471, 5.50%, due 05/01/38	563,755
637,309	FNMA, Pool # 985184, 5.50%, due 08/01/38	679,433
620,838	FNMA, Pool # 995243, 4.50%, due 08/01/38	647,458
410,843	FNMA, Pool # 995245, 5.00%, due 01/01/39	435,369
897,758	FNMA, Pool # AB6212, 3.00%, due 09/01/42	883,226
1,277,800	FNMA, Pool # AB6802, 3.50%, due 11/01/42	1,288,135
287,293	FNMA, Pool # AB7059, 2.50%, due 11/01/42	272,590
498,330	FNMA, Pool # AB7505, 3.00%, due 01/01/43	490,089
278,081	FNMA, Pool # AB9383, 4.00%, due 05/01/43	286,063
1,651,362	FNMA, Pool # AB9659, 3.00%, due 06/01/43	1,623,524
562,124	FNMA, Pool # AD9153, 4.50%, due 08/01/40	589,053
324,828	FNMA, Pool # AE0469, 6.00%, due 12/01/39	354,516
324,040	FNMA, Pool # AE7685, 4.00%, due 10/01/40	333,347
1,363,109	FNMA, Pool # AH4404, 4.00%, due 01/01/41	1,402,251

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
200,400	FNMA, Pool # AI1892, 5.00%, due 05/01/41	213,255
638,840	FNMA, Pool # AI1971, 5.00%, due 05/01/41	678,513
998,011	FNMA, Pool # AJ9278, 3.50%, due 12/01/41	1,006,106
508,723	FNMA, Pool # AJ9317, 4.00%, due 01/01/42	523,334
1,028,449	FNMA, Pool # AL0215, 4.50%, due 04/01/41**	1,077,721
1,473,323	FNMA, Pool # AL0761, 5.00%, due 09/01/41	1,564,825
1,563,300	FNMA, Pool # AL1895, 3.50%, due 06/01/42	1,575,990
878,955	FNMA, Pool # AL3000, 3.50%, due 12/01/42	886,092
1,143,320	FNMA, Pool # AL3316, 3.50%, due 03/01/43	1,152,594
1,942,185	FNMA, Pool # AL3873, 3.50%, due 07/01/43	1,957,860
376,055	FNMA, Pool # AL5788, 5.00%, due 05/01/42	399,703
472,060	FNMA, Pool # AL5955, 5.00%, due 01/01/42	501,373
1,181,132	FNMA, Pool # AL6301, 4.50%, due 06/01/42	1,235,472
1,379,184	FNMA, Pool # AL6663, 4.00%, due 03/01/39	1,413,909
618,008	FNMA, Pool # AL6839, 5.00%, due 04/01/42	656,014
961,085	FNMA, Pool # AL7521, 5.00%, due 06/01/39	1,014,343
3,358,359	FNMA, Pool # AL7594, 3.50%, due 08/01/45	3,371,587
1,212,139	FNMA, Pool # AL8191, 4.00%, due 12/01/45	1,243,084
813,613	FNMA, Pool # AL8936, 4.50%, due 05/01/46	846,810
811,900	FNMA, Pool # AL9737, 4.50%, due 08/01/38	845,475
211,548	FNMA, Pool # AO4109, 4.00%, due 06/01/42	217,624
476,043	FNMA, Pool # AO7971, 2.50%, due 06/01/27	469,818
906,853	FNMA, Pool # AP2422, 3.50%, due 08/01/42	914,216
501,024	FNMA, Pool # AQ7923, 3.00%, due 12/01/42	492,856
957,818	FNMA, Pool # AR2001, 3.00%, due 02/01/43	942,314
1,253,077	FNMA, Pool # AS5133, 3.50%, due 06/01/45	1,257,948
352,797	FNMA, Pool # AS6286, 4.00%, due 12/01/45	360,165
563,406	FNMA, Pool # AS6304, 4.00%, due 12/01/45	575,201
480,705	FNMA, Pool # AS6332, 3.50%, due 12/01/45	482,376
745,641	FNMA, Pool # AS6452, 3.50%, due 01/01/46	748,231
308,249	FNMA, Pool # AS7693, 2.00%, due 08/01/31	295,136
710,036	FNMA, Pool # AS7729, 3.00%, due 08/01/46	693,588
435,332	FNMA, Pool # AS8073, 2.50%, due 10/01/46	411,290
926,597	FNMA, Pool # AT0232, 3.00%, due 03/01/43	910,951
433,623	FNMA, Pool # AX3719, 3.50%, due 07/01/27	439,057
1,030,282	FNMA, Pool # AY5617, 3.50%, due 06/01/45	1,034,234
135,669	FNMA, Pool # AY7121, 3.00%, due 04/01/45	133,061
805,372	FNMA, Pool # AZ0611, 3.00%, due 04/01/45	787,049
362,150	FNMA, Pool # AZ3743, 3.50%, due 11/01/45	363,464
1,161,703	FNMA, Pool # AZ4775, 3.50%, due 10/01/45	1,166,040
1,542,330	FNMA, Pool # BD1412, 4.00%, due 06/01/46	1,576,946
2,999,261	FNMA, Pool # BD7043, 4.00%, due 03/01/47	3,069,461
2,747,856	FNMA, Pool # BE7192, 4.00%, due 03/01/47	2,809,657
1,606,436	FNMA, Pool # BH1207, 4.00%, due 06/01/47	1,643,204
1,483,986	FNMA, Pool # BH9320, 4.00%, due 09/01/47	1,519,696
1,045,027	FNMA, Pool # BM1105, 5.00%, due 07/01/41	1,109,910
1,590,011	FNMA, Pool # BM1573, 3.50%, due 07/01/47	1,595,703
1,524,529	FNMA, Pool # BM1655, 5.00%, due 11/01/44	1,619,293
1,707,562	FNMA, Pool # BM1972, 3.50%, due 10/01/37	1,732,508

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
991,625	FNMA, Pool # BM3033, 3.00%, due 10/01/47	968,348
1,113,039	FNMA, Pool # BM3116, 3.00%, due 02/01/47	1,091,732
302,914	FNMA, Pool # BM3258, 3.00%, due 02/01/47	296,935
831,414	FNMA, Pool # BM3286, 4.50%, due 11/01/47	861,960
1,038,033	FNMA, Pool # BM3491, 4.50%, due 01/01/38	1,084,897
1,773,298	FNMA, Pool # BM3641, 4.00%, due 04/01/48	1,816,779
3,170,178	FNMA, Pool # BM3820, 4.00%, due 02/01/47	3,242,443
1,501,414	FNMA, Pool # CA0655, 3.50%, due 11/01/47	1,505,005
1,538,405	FNMA, Pool # CA1560, 4.50%, due 04/01/48	1,603,312
2,154,618	FNMA, Pool # CA2057, 4.50%, due 07/01/48	2,233,698
1,079,750	FNMA, Pool # MA1689, 4.00%, due 12/01/33	1,120,463
10,541	FNMA, Pool # MA2064, 3.00%, due 10/01/24	10,619
829,271	FNMA, Pool # MA2164, 3.50%, due 02/01/35	840,348
210,656	FNMA, Pool # MA3182, 3.50%, due 11/01/47	210,781
432,402	FNMA, Pool # MA3364, 3.50%, due 05/01/33	437,822
983,708	FNMA, Pool # MA3384, 4.00%, due 06/01/48	1,003,440
1,194,732	FNMA, Pool # MA3385, 4.50%, due 06/01/48	1,238,225
243,248	FNMA, Pool # MA3392, 3.50%, due 06/01/33	246,297
16,900	FNMA Connecticut Avenue Securities, Series 2016-C02, Class 1M1, 4.66% (1 mo. USD LIBOR plus 2.150%), due 09/25/28†	16,926
123,393	FNMA Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 3.96% (1 mo. USD LIBOR plus 1.450%), due 01/25/29†	123,880
1,178,042	FNMA REMIC, Series 2011-59, Class NZ, 5.50%, due 07/25/41	1,288,682
32,496	FNMA REMIC, Series 2012-28, Class B, 6.50%, due 06/25/39	34,689
1,395,000	FNMA TBA, 3.50%, due 01/14/49	1,394,864
1,700,000	FNMA-ACES, Series 2015-M10, Class A2, 3.09%, due 04/25/27◆◆	1,673,067
892,144	FNMA-ACES, Series 2015-M8, Class AB2, 2.83%, due 01/25/25◆◆	888,573
500,000	FNMA-ACES, Series 2016-M7, Class AB2, 2.38%, due 09/25/26	474,853
500,000	FNMA-ACES, Series 2017-M1, Class A2, 2.42%, due 10/25/26◆◆	471,653
2,350,000	FNMA-ACES, Series 2017-M4, Class A2, 2.60%, due 12/25/26◆◆	2,240,672
1,700,000	FNMA-ACES, Series 2017-M8, Class A2, 3.06%, due 05/25/27◆◆	1,668,541
1,000,000	FNMA-ACES, Series 2018-M4, Class A2, 3.04%, due 03/25/28◆◆	975,318
443,304	FNMA-ACES, Series 2018-M10, Class A1, 3.39%, due 07/25/28◆◆	455,004
1,625,000	FNMA-ACES, Series 2018-M10, Class A2, 3.39%, due 07/25/28◆◆	1,627,968
379,100	GNMA, Pool # 004636, 4.50%, due 02/20/40	397,975
70,167	GNMA, Pool # 004678, 4.50%, due 04/20/40	73,662
453,000	GNMA, Pool # 004833, 4.00%, due 10/20/40	468,102
388,074	GNMA, Pool # 004977, 4.00%, due 03/20/41	401,023
1,013,513	GNMA, Pool # 004978, 4.50%, due 03/20/41	1,064,007
1,586,046	GNMA, Pool # 005055, 4.50%, due 05/20/41	1,664,954
230,551	GNMA, Pool # 005334, 5.00%, due 03/20/42	247,353
685,372	GNMA, Pool # 734152, 4.00%, due 01/15/41	707,276
54,381	GNMA, Pool # 783637, 3.00%, due 06/20/42	54,019
426,065	GNMA, Pool # AL8626, 3.00%, due 08/15/45	420,111
80,925	GNMA, Pool # MA0624, 3.00%, due 12/20/42	80,386
367,993	GNMA, Pool # MA0625, 3.50%, due 12/20/42	372,303
210,506	GNMA, Pool # MA0698, 3.00%, due 01/20/43	209,104
721,108	GNMA, Pool # MA0851, 3.00%, due 03/20/43	716,306
123,079	GNMA, Pool # MA1156, 3.00%, due 07/20/43	122,260

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
174,601	GNMA, Pool # MA1599, 3.00%, due 01/20/44	173,437
354,029	GNMA, Pool # MA2372, 4.00%, due 11/20/44	365,368
1,280,904	GNMA, Pool # MA2754, 3.50%, due 04/20/45	1,291,942
346,429	GNMA, Pool # MA3377, 4.00%, due 01/20/46	356,235
1,149,982	GNMA, Pool # MA3873, 3.00%, due 08/20/46	1,134,502
244,611	GNMA, Pool # MA4125, 2.50%, due 12/20/46	234,385
419,749	GNMA, Pool # MA4261, 3.00%, due 02/20/47	413,812
502,367	GNMA I, Pool # 784605, 4.50%, due 01/15/42	525,294
1,330,660	GNMA II, Pool # AV9421, 3.50%, due 11/20/46	1,342,997
929,051	GNMA II, Pool # AY7555, 3.50%, due 04/20/47	937,722
570,504	GNMA II, Pool # MA0462, 3.50%, due 10/20/42	577,175
571,285	GNMA II, Pool # MA0852, 3.50%, due 03/20/43	580,432
491,246	GNMA II, Pool # MA2371, 3.50%, due 11/20/44	495,392
392,599	GNMA II, Pool # MA2825, 3.00%, due 05/20/45	388,083
885,468	GNMA II, Pool # MA3456, 4.50%, due 02/20/46	928,906
1,838,214	GNMA II, Pool # MA3803, 3.50%, due 07/20/46	1,851,793
1,179,615	GNMA II, Pool # MA3874, 3.50%, due 08/20/46	1,188,329
447,456	GNMA II, Pool # MA3936, 3.00%, due 09/20/46	441,638
334,874	GNMA II, Pool # MA4071, 4.50%, due 11/20/46	352,537
1,301,678	GNMA II, Pool # MA4263, 4.00%, due 02/20/47	1,334,319
753,489	GNMA II, Pool # MA4964, 4.50%, due 01/20/48	780,535
459,472	GNMA II, Pool # MA5021, 4.50%, due 02/20/48	477,013
158,243	GNMA II, Pool # MA5079, 4.50%, due 03/20/48	163,923

		198,105,967

	Municipal Obligations — 1.0%
60,000	Alabama Economic Settlement Authority, 4.26%, due 09/15/32	61,409
300,000	Bay Area Toll Authority, 6.26%, due 04/01/49	409,533
170,000	California Educational Facilities Authority, 5.00%, due 06/01/46	221,134
90,000	District of Columbia Water & Sewer Authority, 4.81%, due 10/01/14#	99,979
900,000	Energy Northwest, 2.80%, due 07/01/21	900,531
464,000	Municipal Electric Authority of Georgia, 6.64%, due 04/01/57	491,789
1,150,000	New Jersey Economic Development Authority, 2.91%, due 02/15/19‡‡	1,145,308
2,049,000	New Jersey Economic Development Authority, 3.21%, due 02/15/20‡‡	1,969,192
1,000,000	State of California General Obligation, 7.55%, due 04/01/39	1,435,990
695,000	State of Illinois, General Obligation, 5.00%, due 11/01/22	733,545
305,000	University of Texas System (The), 5.00%, due 08/15/47	398,501
105,000	University of Virginia, 4.18%, due 09/01/17#	102,684

		7,969,595

	Sovereign Debt Obligations — 1.2%
288,000	Argentine Republic Government International Bond, 5.88%, due 01/11/28‡	208,080
250,000	Canada Pension Plan Investment Board Capital, Inc., 2.75%, due 11/02/27 144A	243,876
135,000	Colombia Government International Bond, 7.38%, due 09/18/37	163,789
820,000	Corp. Andina de Fomento, 2.13%, due 09/27/21	796,974
55,000	Corp. Andina de Fomento, 2.75%, due 01/06/23	53,723
215,000	Export-Import Bank of India, 3.88%, due 02/01/28 144A	202,062
600,000	Hashemite Kingdom of Jordan Government AID Bond, 3.00%, due 06/30/25	597,713
812,000	Hungary Government International Bond, 5.75%, due 11/22/23	879,359

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value ($)	Description	Value ($)

	Sovereign Debt Obligations — continued
200,000	Indonesia Government International Bond, 4.45%, due 02/11/24	201,738
420,000	Indonesia Government International Bond, 5.88%, due 01/15/24 144A	448,447
200,000	Japan Bank for International Cooperation, 3.38%, due 10/31/23	203,918
200,000	Japan Finance Organization for Municipalities, 2.13%, due 04/13/21 144A	196,261
400,000	Japan Finance Organization for Municipalities, 2.13%, due 10/25/23 144A	383,467
400,000	Japan Finance Organization for Municipalities, 2.63%, due 04/20/22 144A	395,187
200,000	Panama Government International Bond, 3.75%, due 03/16/25	198,602
200,000	Panama Government International Bond, 4.00%, due 09/22/24	202,202
200,000	Panama Government International Bond, 4.50%, due 04/16/50	192,000
250,000	Province of Alberta Canada, 3.30%, due 03/15/28	252,818
100,000	Province of Manitoba Canada, 2.13%, due 06/22/26	93,763
220,000	Province of Ontario Canada, 3.40%, due 10/17/23‡	224,604
220,000	Province of Quebec Canada, 2.75%, due 04/12/27	214,165
150,000	Provincia de Buenos Aires, 7.88%, due 06/15/27 144A	108,752
250,000	Qatar Government International Bond, 3.88%, due 04/23/23 144A	253,232
520,000	Qatar Government International Bond, 5.10%, due 04/23/48 144A	547,365
310,000	Saudi Government International Bond, 2.38%, due 10/26/21 144A	299,045
375,000	Saudi Government International Bond, 2.88%, due 03/04/23 144A	361,137
235,000	Saudi Government International Bond, 4.00%, due 04/17/25 144A	233,429
400,000	Tokyo Metropolitan Government, 2.50%, due 06/08/22 144A	393,086
400,000	Turkey Government International Bond, 7.00%, due 06/05/20	409,041
175,000	Uruguay Government International Bond, 4.98%, due 04/20/55	166,864
140,000	Uruguay Government International Bond, 5.10%, due 06/18/50	137,935

		9,262,634

	U.S. Government and Agency Obligations — 12.4%
380,000	Federal Farm Credit Banks, 3.22%, due 03/26/31	381,181
55,000	Federal Home Loan Banks, 3.00%, due 10/12/21	55,724
140,000	Federal Home Loan Mortgage Corp., 1.38%, due 08/15/19	138,884
25,000	Tennessee Valley Authority, 7.13%, due 05/01/30	34,475
6,708,000	U.S. Treasury Bond, 2.50%, due 05/15/46	6,051,743
6,405,000	U.S. Treasury Bond, 2.75%, due 11/15/42	6,126,908
2,982,000	U.S. Treasury Bond, 2.75%, due 11/15/47	2,822,649
4,165,000	U.S. Treasury Bond, 3.00%, due 02/15/47	4,154,669
1,310,000	U.S. Treasury Bond, 3.00%, due 02/15/48	1,303,424
12,993,000	U.S. Treasury Bond, 3.00%, due 08/15/48	12,935,394
2,315,000	U.S. Treasury Bond, 4.50%, due 02/15/36	2,854,413
8,499,000	U.S. Treasury Bond, 4.50%, due 05/15/38	10,583,247
7,451,980	U.S. Treasury Inflation Indexed Bonds, 0.63%, due 04/15/23	7,331,079
917,035	U.S. Treasury Inflation Indexed Note, 0.38%, due 07/15/25	884,652
2,272,000	U.S. Treasury Note, 2.25%, due 11/15/27	2,195,364
435,000	U.S. Treasury Note, 2.63%, due 08/31/20	435,646
4,008,000	U.S. Treasury Note, 2.63%, due 05/15/21	4,021,778
8,791,000	U.S. Treasury Note, 2.75%, due 05/31/23	8,888,354
2,111,000	U.S. Treasury Note, 2.75%, due 07/31/23	2,133,842
1,105,000	U.S. Treasury Note, 2.75%, due 02/15/28	1,110,978
8,028,000	U.S. Treasury Note, 2.88%, due 09/30/23	8,159,709
3,787,000	U.S. Treasury Note, 2.88%, due 08/15/28	3,846,320

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value ($)		Description	Value ($)

		U.S. Government and Agency Obligations — continued
9,473,000		U.S. Treasury Note, 3.13%, due 11/15/28	9,827,683

			96,278,116

		TOTAL DEBT OBLIGATIONS (COST $787,208,435)	766,481,119

		SHORT-TERM INVESTMENTS — 0.9%

		Certificate of Deposit — 0.1%
430,000		Ford Motor Credit Co., 3.10%, due 04/09/19‡‡ 144A	426,043

		TOTAL CERTIFICATES OF DEPOSIT (COST $426,418)	426,043

		Mutual Fund - Securities Lending Collateral — 0.8%
5,903,868		State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.27%## ***	5,903,868

		TOTAL MUTUAL FUND — SECURITIES LENDING COLLATERAL (COST $5,903,868)	5,903,868

		TOTAL SHORT-TERM INVESTMENTS (COST $6,330,286)	6,329,911

		TOTAL INVESTMENTS — 99.2% (Cost $793,538,721)	772,811,030

		Other Assets and Liabilities (net) — 0.8%	6,060,834

		NET ASSETS — 100.0%	$778,871,864

		Notes to Schedule of Investments:

		ACES — Alternative Credit Enhancement Securities

		CLO — Collateralized Loan Obligation

		FHLMC — Federal Home Loan Mortgage Corporation

		FNMA — Federal National Mortgage Association

		GNMA — Government National Mortgage Association

		IO — Interest Only

		MTN — Medium Term Note

		REIT — Real Estate Investment Trust

		REMIC — Real Estate Mortgage Investment Conduit

		TBA — To Be Announced

	#	Year of maturity is greater than 2100.

	##	The rate disclosed is the 7 day net yield as of December 31, 2018.

	*	Non-income producing security

	**	All or a portion of this security is pledged for open futures collateral.

	***	Represents an investment of securities lending cash collateral.

	****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $572 which represents 0.0% of net assets. The aggregate tax cost of these securities held at December 31, 2018 was $1,565,555.

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

*****	All or a portion of this security is pledged for open swaps collateral.

¤	Illiquid security. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at December 31, 2018 was $0.

^	Level 3 — significant unobservable inputs were used in determining the value of this portfolio security.

†	Variable or floating rate note. Rate shown is as of December 31, 2018.

◆	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

◆◆	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

††	Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.

†††	Security is currently in default.

†††††	Security is perpetual and has no stated maturity date.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

‡‡‡‡	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of period end, the market value of restricted securities was $17,011,823, which is 2.2% of net assets. See details shown in the Restricted Securities table that follows.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $146,897,895 which represents 18.9% of net assets.

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

At December 31, 2018, the Fund held the following restricted securities:

Restricted Securities	Acquistion Date	Principal Amount	Cost	Value
Air Canada Pass Through Trust, Series 2013-1, Class A, 4.13%, due 11/15/2026	12/14/17	$184,290	$191,766	$183,020
Air Canada Pass Through Trust, Series 2017-1, Class B, 3.70%, due 07/15/2027	12/07/17	285,000	281,215	270,907
Alimentation Couche-Tard, Inc., 2.70%, due 07/26/2022	07/19/17	210,000	209,858	202,816
Angel Oak Mortgage Trust I LLC, Series 2018-1, Class A1, 3.26%, due 04/27/2048	03/28/18	86,070	86,069	85,958
Angel Oak Mortgage Trust I LLC, Series 2018-3, Class A1, 3.65%, due 09/25/2048	08/16/18	189,847	189,846	190,518
Australia & New Zealand Banking Group, Ltd., 6.75% (USISDA05 plus 5.168%), due 12/29/2049	06/07/16	200,000	200,000	196,750
Avolon Holdings Funding, Ltd., 5.13%, due 10/01/2023	09/06/18	197,000	197,000	188,627
British Airways Pass Through Trust, Series 2018-1, Class A, 4.13%, due 03/20/2033	05/23/18	134,933	133,965	133,557
CCM Merger, Inc., 6.00%, due 03/15/2022	11/28/17	175,000	179,023	178,019
CLI Funding LLC, Series 2018-1A, Class A, 4.03%, due 04/18/2043	04/24/18	358,364	357,710	362,973
CSC Holdings LLC, 7.50%, due 04/01/2028	04/12/18	200,000	205,693	200,500
Citigroup Commercial Mortgage Trust, Series 2017-MDRC, Class D, 4.56% (1 mo. LIBOR plus 2.250%), due 07/15/2030	07/14/17	820,000	820,000	818,387
Credit Suisse Mortgage Trust, Series 2006-OMA, Class B2, 5.54%, due 05/15/2023	06/29/16	515,000	571,189	524,482
DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, due 11/20/2047	09/14/17	148,500	147,771	143,619
DLL LLC, Series 2018-ST2, Class A3, 3.46%, due 01/20/2022	11/06/18	245,000	244,983	246,483
Daimler Finance North America LLC, 3.75%, due 11/05/2021	10/31/18	381,000	380,663	382,452
Evergreen Credit Card Trust, Series 2018-1, Class A, 2.95%, due 03/15/2023	03/28/18	490,000	489,947	490,224
FOCUS Brands Funding LLC, Series 2017-1A, Class A2I, 3.86%, due 04/30/2047	03/21/17	128,050	128,005	129,313
GM Financial Consumer Automobile Receivables Trust, Series 2017-2A, Class A3, 1.86%, due 12/16/2021	07/11/17	400,000	399,975	395,585
GS Mortgage Securities Trust, Series 2018-CHLL, Class E, 4.81%, due 02/15/2037	02/16/18	145,000	145,000	145,327
Great Wolf Trust, Series 2017-WOLF, Class E, 5.71%, due 09/15/2034	01/30/18	85,000	85,770	83,758
Hilton Grand Vacations Trust, Series 2018-AA, Class A, 3.54%, due 02/25/2032	09/11/18	108,607	108,605	109,043
Hilton Orlando Trust, Series 2018-ORL, Class D, 4.16%, due 12/15/2034	02/14/18	100,000	100,000	98,749
IHS Markit, Ltd., 5.00%, due 11/01/2022	12/14/16	110,000	113,008	111,650
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH, Class A, 3.37%, due 06/15/2035	07/27/18	148,000	148,000	147,209
Ladder Capital Finance Holdings LLP / Ladder Capital Finance Corp., 5.25%, due 03/15/2022	03/02/17	82,000	82,000	79,950
MEDNAX, Inc., 6.25%, due 01/15/2027	11/07/18	129,000	129,000	124,808
MMAF Equipment Finance LLC, Series 2017-B, Class A3, 2.21%, due 10/17/2022	11/14/17	360,000	359,992	354,566

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Restricted Securities	Acquistion Date	Principal Amount	Cost	Value
MVW Owner Trust, Series 2018-1A, Class A, 3.45%, due 01/21/2036	06/19/18	$340,365	$340,289	$343,912
Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.50%, due 08/25/2058	09/20/18	169,936	168,128	169,008
Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class D, 3.79%, due 11/15/2032	01/17/18	95,000	93,661	93,238
Navient Private Education Loan Trust, Series 2016-AA, Class A2A, 3.91%, due 12/15/2045	10/10/18	431,795	434,763	439,195
New Residential Mortgage LLC, Series 2018-FNT1, Class A, 3.61%, due 05/25/2023	05/14/18	252,571	252,519	253,579
NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A2, 3.22%, due 02/15/2023	03/16/18	120,000	119,913	119,647
NextGear Floorplan Master Owner Trust, Series 2018-2A, Class A2, 3.69%, due 10/16/2023	10/09/18	2,050,000	2,049,515	2,067,797
SMB Private Education Loan Trust, Series 2015-C, Class A2A, 2.75%, due 07/15/2027	11/09/18	166,821	164,632	165,210
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A, 3.50%, due 06/20/2035	07/11/18	150,261	150,233	151,828
Sinclair Television Group, Inc., 5.13%, due 02/15/2027	11/07/18	160,000	146,188	142,000
SoFi Professional Loan Program, Series 2017-E, Class A2A, 1.86%, due 11/26/2040	10/06/17	144,987	144,767	143,188
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, due 03/20/2023	01/04/17	505,313	506,248	500,259
SunTrust Student Loan Trust, Series 2006-1A, Class A4, 2.70% (3 mo. USD LIBOR plus 0.190%), due 10/28/2037	02/06/18	828,699	812,125	820,724
Syngenta Finance NV, 4.44%, due 04/24/2023	09/19/18	423,000	420,332	408,050
Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.32%, due 11/25/2048	11/14/18	422,000	422,000	427,735
Textainer Marine Containers VII, Ltd., Series 2018-1A, Class A, 4.11%, due 07/20/2043	08/01/18	145,500	143,780	146,948
Towd Point Mortgage Trust, Series 2015-1, Class A5, 3.80%, due 10/25/2053	10/23/17	115,000	121,217	118,099
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00%, due 06/25/2058	08/07/18	383,137	371,521	374,303
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, due 01/25/2058	02/06/18	828,679	828,145	816,469
Towd Point Mortgage Trust, Series 2018-6, Class A1A, 3.75%, due 03/25/2058	10/25/18	1,028,275	1,023,993	1,031,411
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25%, due 07/25/2058	09/21/18	111,488	110,019	110,438
Triton Container Finance V LLC, Series 2018-1A, Class A, 3.95%, due 03/20/2043	03/13/18	226,625	226,582	227,928
Tutor Perini Corp., 6.88%, due 05/01/2025	04/12/17	77,000	77,000	71,803
Verus Securitization Trust, Series 2018-3, Class A1, 4.11%, due 10/25/2058	11/02/18	425,832	425,827	424,162
Volvo Financial Equipment LLC, Series 2018-1A, Class A3, 2.54%, due 02/15/2022	02/06/18	440,000	439,923	436,787
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class D, 4.11%, due 12/15/2034	12/14/17	110,000	110,000	107,521

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Restricted Securities	Acquistion Date	Principal Amount	Cost	Value
Westgate Resorts LLC, Series 2017-1A, Class A, 3.05%, due 12/20/2030	03/30/17	$168,670	$168,465	$167,569
Windstream Services LLC / Windstream Finance Corp., 10.50%, due 06/30/2024	10/30/17	201,000	184,734	153,765

				$17,011,823

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
56	U.S. Treasury Note 10-Year	Mar 2019	$6,832,875	$119,891
110	U.S. Treasury Note 2-Year	Mar 2019	23,354,375	144,697
162	U.S. Treasury Note 5-Year	Mar 2019	18,579,375	255,058
125	U.S. Ultra Bond	Mar 2019	20,082,031	1,012,325

				$1,531,971

Sales
45	U.S. Long Bond	Mar 2019	$6,570,000	$(274,636)
1	U.S. Ultra 10-Year	Mar 2019	130,078	(3,791)

				$(278,427)

Centrally Cleared Interest Rate Swaps

Payments Received by Fund	Payments Made by Fund	Maturity Date	Upfront Premiums Paid (Received)	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Overnight Federal Funds Effective Rate (12M)	2.58%	08/15/28	$(3,429)	$632,000	$(8,744)	$(5,315)
Overnight Federal Funds Effective Rate (12M)	2.41%	02/12/25	117	2,295,000	(13,074)	(13,191)
Overnight Federal Funds Effective Rate (12M)	2.37%	03/23/21	92	4,545,000	(3,454)	(3,546)
Overnight Federal Funds Effective Rate (12M)	2.11%	12/31/19	201	1,710,000	5,557	5,356
Overnight Federal Funds Effective Rate (12M)	2.07%	02/15/27	(336)	920,000	20,465	20,801
Overnight Federal Funds Effective Rate (12M)	2.04%	12/31/19	104	1,695,000	6,621	6,517
Overnight Federal Funds Effective Rate (12M)	1.96%	02/15/27	102	265,000	7,921	7,819
Overnight Federal Funds Effective Rate (12M)	1.95%	12/31/19	1,758	4,875,000	23,388	21,630
Overnight Federal Funds Effective Rate (12M)	1.90%	02/15/27	797	390,000	13,565	12,768

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Centrally Cleared Interest Rate Swaps — continued

Payments Received by Fund	Payments Made by Fund	Maturity Date	Upfront Premiums Paid (Received)	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Overnight Federal Funds Effective Rate (12M)	1.84%	12/31/19	$7,647	$2,545,000	$14,980	$7,333
Overnight Federal Funds Effective Rate (12M)	1.82%	02/15/27	20,041	1,447,000	58,395	38,354
Overnight Federal Funds Effective Rate (12M)	1.71%	09/30/19	2,051	6,165,000	33,689	31,638
Overnight Federal Funds Effective Rate (12M)	1.50%	06/30/19	(1,218)	2,795,000	12,851	14,069
Overnight Federal Funds Effective Rate (12M)	1.49%	06/30/19	(4,677)	13,105,000	61,268	65,945
3-Month USD LIBOR	3.11%	07/31/25	340	2,709,000	(83,073)	(83,413)
3-Month USD LIBOR	3.00%	05/31/25	50	120,000	(2,829)	(2,879)
3-Month USD LIBOR	2.84%	08/15/28	(3,212)	1,662,000	(19,141)	(15,929)
3-Month USD LIBOR	2.66%	11/15/43	102	145,000	4,908	4,806
3-Month USD LIBOR	2.33%	11/15/24	12,964	3,810,000	53,252	40,288
3-Month USD LIBOR	2.29%	05/15/27	101	130,000	3,577	3,476
3-Month USD LIBOR	2.21%	01/08/26	—	7,920,000	210,288	210,288
3-Month USD LIBOR	2.18%	08/15/24	1,487	385,000	8,244	6,757
3-Month USD LIBOR	2.17%	08/15/24	10,977	7,885,000	171,149	160,172

						$533,744

See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	98.4
Futures Contracts	0.2
Swaps	0.1
Short-Term Investments	0.8
Other Assets and Liabilities (net)	0.5

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value**	Description	Value ($)

	DEBT OBLIGATIONS — 85.6%

	Asset Backed Securities — 3.0%
1,090,000	Aegis Asset Backed Securities Trust, Series 2005-5, Class M1, 2.94% (1 mo. USD LIBOR plus 0.430%), due 12/25/35†	1,059,817
475,000	Americredit Automobile Receivables Trust, Series 2018-1, Class D, 3.82%, due 03/18/24	478,334
250,000	AMMC CLO 20, Ltd., Series 2017-20A, Class D, 5.85% (3 mo. USD LIBOR plus 3.400%), due 04/17/29† 144A	242,154
1,290,000	Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC, Series 2006-HE5, Class M1, 2.79% (1 mo. USD LIBOR plus 0.280%), due 07/25/36†	1,036,229
660,000	Avery Point VI CLO, Ltd., Series 2015-6A, Class DR, 5.53%, due 08/05/27◆◆ 144A	634,678
790,000	BMW Vehicle Lease Trust, Series 2018-1, Class A3, 3.26%, due 07/20/21	794,019
385,000	California Republic Auto Receivables Trust, Series 2018-1, Class C, 3.87%, due 10/16/23	389,650
625,000	CarMax Auto Owner Trust, Series 2018-2, Class D, 3.99%, due 04/15/25	631,734
600,000	Catskill Park CLO, Ltd., Series 2017-1A, Class D, 8.47% (3 mo. USD LIBOR plus 6.000%), due 04/20/29† 144A	562,259
200,000	CCG Receivables Trust, Series 2018-1, Class C, 3.42%, due 06/16/25 144A	199,337
330,000	Cent CLO 24, Ltd., Series 2015-24A, Class CR, 5.59%, due 10/15/26◆◆ 144A	313,154
610,700	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, due 04/25/47 144A	618,155
154,170	Colony Starwood Homes Trust, Series 2016-2A, Class B, 4.21% (1 mo. USD LIBOR plus 1.750%), due 12/17/33† 144A	154,344
417,206	Diamond Resorts Owner Trust, Series 2018-1, Class C, 4.53%, due 01/21/31 144A	420,709
650,000	DT Auto Owner Trust, Series 2018-2A, Class D, 4.15%, due 03/15/24 144A	654,398
225,000	First Investors Auto Owner Trust, Series 2016-2A, Class D, 3.35%, due 11/15/22 144A	223,431
539,874	GSAA Home Equity Trust, Series 2007-7, Class A4, 2.78% (1 mo. USD LIBOR plus 0.270%), due 07/25/37†	516,959
500,000	Invitation Homes Trust, Series 2018-SFR1, Class E, 4.46%, due 03/17/37◆◆ 144A	494,534
250,000	LCM CLO XXII, Ltd., Series 22A, Class DR, 8.00%, due 10/20/28◆◆ 144A	227,808
237,175	MAPS, Ltd., Series 2018-1A, Class A, 4.21%, due 05/15/43 144A	239,931
237,175	MAPS, Ltd., Series 2018-1A, Class B, 5.19%, due 05/15/43 144A	241,216
575,000	Navient Private Education Refi Loan Trust, Series 2018-CA, Class B, 4.22%, due 06/16/42 144A	585,793
500,000	Oaktree CLO, Ltd., Series 2015-1A, Class DR, 7.67%, due 10/20/27◆◆ 144A	476,219
730,000	OneMain Financial Issuance Trust, Series 2015-2A, Class D, 5.64%, due 07/18/25 144A	735,494
280,000	OneMain Financial Issuance Trust, Series 2018-1A, Class D, 4.08%, due 03/14/29 144A	281,481
530,000	OZLM VII CLO, Ltd., Series 2014-7RA, Class CR, 5.45%, due 07/17/29◆◆ 144A	496,926
750,000	OZLM XII CLO, Ltd., Series 2015-12A, Class CR, 5.52%, due 04/30/27◆◆ 144A	723,953
713,213	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.67%, due 09/05/48 144A	723,641
200,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class D, 3.88%, due 02/15/24	201,832
680,000	Santander Drive Auto Receivables Trust, Series 2018-4, Class D, 3.98%, due 12/15/25	688,022
180,000	Saranac CLO III, Ltd., Series 2014-3A, Class DR, 6.07%, due 06/22/30◆◆ 144A	168,917
332,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 4.28% (28 day ARS), due 06/15/32†	331,582
139,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 4.30% (28 day ARS), due 03/15/33†	139,368
2,200,000	SLM Student Loan Trust, Series 2006-10, Class A6, 2.64% (3 mo. USD LIBOR plus 0.150%), due 03/25/44†	2,143,376
650,000	SoFi Consumer Loan Program Trust, Series 2018-2, Class B, 3.79%, due 04/26/27 144A	652,010

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value**	Description	Value ($)

	Asset Backed Securities — continued
750,000	THL Credit Wind River CLO, Ltd., Series 2016-1A, Class ER, 7.99%, due 07/15/28◆◆ 144A	724,773
245,536	Thunderbolt II Aircraft Lease, Ltd., Series 2018-A, Class A, 4.15%, due 09/15/38†† 144A	248,019
383,327	VOLT LXVIII LLC, Series 2018-NPL4, Class A1A, 4.34%, due 07/27/48†† 144A	384,247
500,000	Voya CLO, Ltd., Series 2015-2A, Class ER, 7.88%, due 07/23/27◆◆ 144A	479,177
540,853	WAVE 2017-1 Trust, Series 2017-1A, Class A, 3.84%, due 11/15/42 144A	542,044
260,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%, due 10/16/23 144A	261,192
410,000	Whitehorse CLO XII, Ltd., Series 2018-12A, Class D, 6.08%, due 10/15/31◆◆ 144A	388,477

		21,509,393

	Bank Loans — 6.8%
507,431	Albany Molecular Research, Inc., 2017 1st Lien Term Loan, 0.06% (1 mo. USD LIBOR plus 3.250%), due 08/30/24†	482,059
1,124,293	Albertsons, LLC, USD 2017 Term Loan B5, 0.06% (3 mo. USD LIBOR plus 3.000%), due 12/21/22†	1,082,132
825,850	Alliant Holdings Intermediate LLC, 2018 Term Loan B, 0.05% (1 mo. USD LIBOR plus 2.750%), due 05/09/25†	782,906
504,822	American Axle & Manufacturing, Inc., Term Loan B, 0.05% (1 mo. USD LIBOR plus 2.250%), due 04/06/24†	480,717
507,418	American Builders & Contractors Supply Co., Inc., 2018 Term Loan B, 0.05% (1 mo. USD LIBOR plus 2.000%), due 10/31/23†	484,222
1,999,595	Asurion LLC, 2018 Term Loan B6, 0.06% (1 mo. USD LIBOR plus 3.000%), due 11/03/23†	1,920,445
736,509	Avolon TLB Borrower 1 (US) LLC, Term Loan B3, 0.04% (1 mo. USD LIBOR plus 2.000%), due 01/15/25†	710,898
807,955	Bass Pro Group, LLC, Term Loan B, 0.08% (1 mo. USD LIBOR plus 5.000%), due 09/25/24†	776,141
507,444	Beacon Roofing Supply, Inc., 2017 Term Loan B, 0.05% (1 mo. USD LIBOR plus 2.250%), due 01/02/25†	483,974
507,218	Boyd Gaming Corp., Term Loan B3, 0.05% (1 mo. USD LIBOR plus 2.250%), due 09/15/23†	485,661
208,950	BrightView Landscapes, LLC, 2018 1st Lien Term Loan B, 0.05% (1 mo. USD LIBOR plus 2.500%), due 08/15/25†	200,070
358,174	Brookfield Property REIT, Inc., 1st Lien Term Loan B, 0.05% (1 mo. USD LIBOR plus 2.500%), due 08/27/25†	338,410
587,020	BWAY Holding Co., 2017 Term Loan B, 0.06% (3 mo. USD LIBOR plus 3.250%), due 04/03/24†	554,367
507,437	Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 0.05% (1 mo. USD LIBOR plus 2.750%), due 12/22/24†	487,140
1,000,000	California Resources Corp., 2017 1st Lien Term Loan, 0.07% (1 mo. USD LIBOR plus 4.750%), due 12/31/22†	940,000
901,269	Camelot UK Holdco, Ltd., 2017 Repriced Term Loan, 0.06% (1 mo. USD LIBOR plus 3.250%), due 10/03/23†	862,965
321,873	Catalent Pharma Solutions, Inc., USD Term Loan B, 0.05% (1 mo. USD LIBOR plus 2.250%), due 05/20/24†	313,423
507,337	CEC Entertainment, Inc., Term Loan B, 0.06% (1 mo. USD LIBOR plus 3.250%), due 02/14/21†	472,711

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value**	Description	Value ($)

	Bank Loans — continued
1,249,764	Change Healthcare Holdings LLC, 2017 Term Loan B, 0.05% (1 mo. USD LIBOR plus 2.750%), due 03/01/24†	1,190,660
761,175	Consolidated Energy Finance, S.A., Term Loan B, 0.05% (1 mo. USD LIBOR plus 2.50%), due 05/07/25†	740,243
935,288	Delek US Holdings, Inc., 2018 Term Loan B, 0.05% (1 mo. USD LIBOR plus 2.500%), due 03/31/25†	911,906
507,437	Dell International LLC, 2017 Term Loan B, 0.05% (1 mo. USD LIBOR plus 2.000%), due 09/07/23†	488,655
780,714	Engility Corp., Term Loan B2, 0.05% (1 mo. USD LIBOR plus 2.750%), due 08/12/23†	776,811
835,779	Engineered Machinery Holdings, Inc., USD 1st Lien Term Loan, 0.06% (3 mo. USD LIBOR plus 3.250%), due 07/19/24†	802,348
851,645	Falcon Aerospace, Ltd., 2017 Term Loan A, 0.05%, due 02/15/42 144A	834,612
1,004,873	Four Seasons Hotels, Ltd., New 1st Lien Term Loan, 0.05% (1 mo. USD LIBOR plus 2.000%), due 11/30/23†	963,422
1,177,043	GFL Environmental Inc., 2018 USD Term Loan B, 0.06% (1 mo. USD LIBOR plus 3.000%), due 05/30/25†	1,103,477
268,649	Global Business Travel Holdings, Ltd., 2018 Term Loan B, 0.05% (3 mo. USD LIBOR plus 2.500%), due 08/13/25†	265,962
483,005	Golden Nugget, Inc., 2017 Incremental Term Loan B, 0.05% (3 mo. USD LIBOR plus 2.750%), due 10/04/23†	462,719
537,885	GrafTech Finance, Inc., 2018 Term Loan B, 0.06% (1 mo. USD LIBOR plus 3.500%), due 02/12/25†	510,318
125,156	GTT Communications, Inc., 2018 USD Term Loan B, 0.05% (1 mo. USD LIBOR plus 3.250%), due 05/31/25†	117,764
483,494	Hub International, Ltd., 2018 Term Loan B, 0.05% (3 mo. USD LIBOR plus 2.750%), due 04/25/25†	457,708
507,371	Jaguar Holding Co. II, 2018 Term Loan, 0.05% (1 mo. USD LIBOR plus 2.500%), due 08/18/22†	483,201
756,152	JBS USA, LLC, 2017 Term Loan B, 0.05% (3 mo. USD LIBOR plus 2.500%), due 10/30/22†	728,977
800,955	Jeld-Wen, Inc., 2017 1st Lien Term Loan, 0.05% (3 mo. USD LIBOR plus 2.000%), due 12/14/24†	766,914
703,680	Kraton Polymers, LLC, 2018 USD Term Loan, 0.05% (1 mo. USD LIBOR plus 2.500%), due 03/05/25†	685,208
510,000	Level 3 Financing, Inc., 2017 Term Loan B, 0.05% (1 mo. USD LIBOR plus 2.250%), due 02/22/24†	483,225
980,038	Life Time, Inc., 2017 Term Loan B, 0.05% (3 mo. USD LIBOR plus 2.750%), due 06/10/22†	947,697
1,020,375	MEG Energy Corp., 2017 Term Loan B, 0.06% (1 mo. USD LIBOR plus 3.500%), due 12/31/23†	1,004,219
661,000	Meredith Corp., 2018 Term Loan B, 0.05% (1 mo. USD LIBOR plus 2.750%), due 01/31/25†	643,153
1,624,143	Messer Industries GmbH, 2018 USD Term Loan, 2.50%, due 10/01/25	1,555,117
506,630	MGM Growth Properties Operating Partnership, LP, 2016 Term Loan B, 0.05% (1 mo. USD LIBOR plus 2.000%), due 03/21/25†	485,415
737,032	Microchip Technology, Inc., 2018 Term Loan B, 0.05% (1 mo. USD LIBOR plus 2.000%), due 05/29/25†	701,101
795,939	Midas Intermediate Holdco II, LLC, Incremental Term Loan B, 0.06% (1 mo. USD LIBOR plus 2.750%), due 08/18/21†	754,815

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value**	Description	Value ($)

	Bank Loans — continued
490,788	MPH Acquisition Holdings LLC, 2016 Term Loan B, 0.06% (3 mo. USD LIBOR plus 2.750%), due 06/07/23†	464,162
790,565	Natgasoline LLC, Term Loan B, 0.06% (3 mo. USD LIBOR plus 3.500%), due 11/14/25†	776,730
216,881	NorthRiver Midstream Finance, LP, 2018 Term Loan B, 0.06% (3 mo. USD LIBOR plus 3.500%), due 10/01/25†	212,706
306,632	Post Holdings, Inc., 2017 Series A Incremental Term Loan, 0.05% (1 mo. USD LIBOR plus 2.000%), due 05/24/24†	297,050
274,759	PQ Corp., 2018 Term Loan B, 0.05% (1 mo. USD LIBOR plus 2.500%), due 02/08/25†	261,193
507,424	Prime Security Services Borrower, LLC, 2016 1st Lien Term Loan, 0.05% (1 mo. USD LIBOR plus 2.750%), due 05/02/22†	487,762
1,090,000	Quikrete Holdings, Inc., 2016 1st Lien Term Loan, 0.05% (1 mo. USD LIBOR plus 2.750%), due 11/15/23†	1,040,269
148,483	Reynolds Group Holdings, Inc., USD 2017 Term Loan, 0.05% (1 mo. USD LIBOR plus 2.750%), due 02/05/23†	142,172
507,444	Scientific Games International, Inc., 2018 Term Loan B5, 0.05% (1 mo. USD LIBOR plus 2.750%), due 08/14/24†	477,758
980,081	Shutterfly, Inc., Term Loan B2, 0.05% (3 mo. USD LIBOR plus 2.750%), due 08/17/24†	950,679
1,507,425	Speedcast International, Ltd., Term Loan B, 0.06% (3 mo. USD LIBOR plus 2.750%), due 05/02/25†	1,452,781
761,127	Sprint Communications, Inc., 1st Lien Term Loan B, 0.05% (1 mo. USD LIBOR plus 2.500%), due 02/02/24†	728,779
250,000	Starfruit Finco B.V, 2018 USD Term Loan B, 0.06% (3 mo. USD LIBOR plus 3.250%), due 10/01/25†	235,000
650,242	Telenet Financing USD LLC, USD Term Loan AN, 0.05% (1 mo. USD LIBOR plus 2.250%), due 08/15/26†	620,331
491,909	Trans Union, LLC, Term Loan B3, 0.05% (1 mo. USD LIBOR plus 2.000%), due 04/10/23†	475,061
320,000	Travelport Finance (Luxembourg) S.a.r.l., 2018 Term Loan B, 2.50%, due 03/17/25	315,200
867,053	TTM Technologies, Inc., 2017 Term Loan, 0.05% (1 mo. USD LIBOR plus 2.500%), due 09/28/24†	813,946
1,249,515	Uber Technologies, 2018 Incremental Term Loan, 0.06% (1 mo. USD LIBOR plus 3.500%), due 07/13/23†	1,215,778
302,573	Uber Technologies, 2018 Term Loan, 0.06% (1 mo. USD LIBOR plus 4.000%), due 04/04/25†	298,791
249,873	UPC Financing Partnership, USD Term Loan AR, 0.05% (1 mo. USD LIBOR plus 2.500%), due 01/15/26†	238,473
1,537,217	USI, Inc., 2017 Repriced Term Loan, 0.06% (3 mo. USD LIBOR plus 3.000%), due 05/16/24†	1,455,744
1,515,938	Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 0.05% (3 mo. USD LIBOR plus 3.000%), due 06/02/25†	1,455,300
510,000	VICI Properties 1 LLC, Replacement Term Loan B, 0.05% (1 mo. USD LIBOR plus 2.000%), due 12/20/24†	489,983
1,537,157	Vistra Operations Co. LLC, 2016 Term Loan B2, 0.05% (1 mo. USD LIBOR plus 2.250%), due 12/14/23†	1,487,200
1,122,284	Wall Street Systems Delaware, Inc., 2017 Term Loan B, 0.06% (1 mo. USD LIBOR plus 3.000%), due 11/21/24†	1,056,350
985,000	Ziggo Secured Finance Partnership, 0.05% (1 mo. USD LIBOR plus 2.500%), due 04/15/25†	931,441

		49,104,527

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value**		Description	Value ($)

		Convertible Debt — 0.0%
150,000		FTI Consulting, Inc., 2.00%, due 08/15/23 144A	143,719
80,000		Western Digital Corp., 1.50%, due 02/01/24 144A	65,032

			208,751

		Corporate Debt — 21.8%
1,000,000		1MDB Global Investments, Ltd., Reg S, 4.40%, due 03/09/23‡‡‡	896,581
490,000		ABN AMRO Bank NV, 4.75%, due 07/28/25 144A	488,502
193,000		Advanz Pharma Corp., 8.00%, due 09/06/24	182,385
405,000		AHP Health Partners, Inc., 9.75%, due 07/15/26‡ 144A	412,088
1,000,000		Air Lease Corp., 3.50%, due 01/15/22	984,793
640,000		Alcoa Nederland Holding BV, 6.13%, due 05/15/28 144A	614,400
1,000,000		Alibaba Group Holding, Ltd., 3.13%, due 11/28/21	989,920
590,000		Altice Financing SA, Reg S, 7.50%, due 05/15/26‡‡‡	539,850
1,000,000		Altice France SA/France, 7.38%, due 05/01/26 144A	920,000
700,000		Altice Luxembourg SA, 7.75%, due 05/15/22 144A	639,625
10,540,000	MXN	America Movil SAB de CV, 7.13%, due 12/09/24	468,044
615,000		AmWINS Group, Inc., 7.75%, due 07/01/26 144A	582,712
200,000		Anglo American Capital Plc, 4.00%, due 09/11/27 144A	181,166
640,000		AON Corp., 4.50%, due 12/15/28	649,144
645,000		Archer-Daniels-Midland Co., 4.50%, due 03/15/49	662,742
1,430,000		Ardonagh Midco 3 Plc, 8.63%, due 07/15/23 144A	1,222,650
715,000		Ardonagh Midco 3 Plc, Reg S, 8.63%, due 07/15/23‡‡‡	611,325
330,000		Ashtead Capital, Inc., 5.25%, due 08/01/26 144A	320,100
370,000		ASP AMC Merger Sub, Inc., 8.00%, due 05/15/25 144A	197,950
260,000		Avolon Holdings Funding, Ltd., 5.13%, due 10/01/23 144A	248,950
200,000		Banco Bilbao Vizcaya Argentaria SA, 6.13%††††† ‡ ◆	168,000
320,000		Banco Mercantil del Norte SA, 7.63% (10 year CMT plus 5.353%)††††† 144A†	311,200
200,000		Banco Santander SA, 4.38%, due 04/12/28	187,094
600,000	EUR	Banco Santander SA, Reg S, 4.75%††††† ‡‡‡ ◆	548,071
300,000		Barclays PLC, 4.97%, due 05/16/29◆	289,786
350,000		Bausch Health Cos., Inc., 5.50%, due 03/01/23 144A	321,563
122,000		Bausch Health Cos., Inc., 5.63%, due 12/01/21 144A	120,246
465,000		Becton Dickinson and Co., 3.68%, due 12/29/20◆◆	460,458
250,000		Berry Petroleum Co. LLC, 7.00%, due 02/15/26 144A	226,250
650,000		BioScrip, Inc., 8.88%, due 02/15/21	609,375
1,035,000		BNP Paribas SA, 5.13%††††† ‡ ◆144A	897,216
335,000		Bombardier, Inc., 8.75%, due 12/01/21 144A	346,306
180,000		BP Capital Markets America, Inc., 3.94%, due 09/21/28	180,833
440,000		Braskem Netherlands Finance BV, 4.50%, due 01/10/28 144A	408,324
645,000		British Telecommunications Plc, 5.13%, due 12/04/28	649,859
650,000		Bruin E&P Partners LLC, 8.88%, due 08/01/23 144A	580,937
800,000	EUR	CaixaBank SA, (MTN), Reg S, 2.75% (5 year EUR Swap plus 2.350%5 year EUR swap rate plus 2.350%), due 07/14/28† ‡‡‡	898,844
1,200,000		Capital One NA/Mclean VA, 2.35%, due 01/31/20	1,185,097
320,000		Carriage Services, Inc., 6.63%, due 06/01/26 144A	315,200
630,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, due 02/15/23	615,825
200,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, due 09/30/22	198,625
200,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, due 02/15/26 144A	196,500
330,000		Centene Corp., 5.38%, due 06/01/26 144A	321,750

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued
475,000		Charles Schwab Corp. (The), 5.00%††††† ◆	398,406
250,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, due 03/15/28	235,941
150,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 5.38%, due 04/01/38	140,059
760,000		Chesapeake Energy Corp., 8.00%, due 01/15/25‡	674,500
1,000,000		Cigna Corp., 3.44%, due 09/17/21◆◆ 144A	986,255
1,000,000		Cigna Corp., 3.75%, due 07/15/23 144A	997,700
765,000		Cigna Corp., 4.38%, due 10/15/28 144A	770,759
605,000		Cigna Corp., 4.90%, due 12/15/48 144A	594,227
460,000		Cirsa Finance International Sarl, 7.88%, due 12/20/23 144A	457,438
425,000	EUR	Cirsa Finance International Sarl, Reg S, 6.25%, due 12/20/23‡‡‡	494,652
500,000		CIT Group, Inc., 5.25%, due 03/07/25	490,000
170,000		Citigroup, Inc., 4.65%, due 07/30/45	166,208
550,000		Citigroup, Inc., 6.30% (3 mo. USD LIBOR plus 3.423%)† †††††	508,063
630,000		Clear Channel Worldwide Holdings, Inc., 7.63%, due 03/15/20	616,612
170,000		Cleaver-Brooks, Inc., 7.88%, due 03/01/23 144A	164,475
280,000		Cogent Communications Group, Inc., 5.38%, due 03/01/22 144A	279,300
420,000		Comcast Corp., 3.24%, due 10/01/21◆◆	416,178
580,000		Comcast Corp., 4.25%, due 10/15/30	587,357
460,000		Comcast Corp., 4.70%, due 10/15/48	466,116
645,000		Conagra Brands, Inc., 4.30%, due 05/01/24	641,863
545,000		CONSOL Energy, Inc., 11.00%, due 11/15/25 144A	598,137
250,000		Cooperatieve Rabobank UA, 3.75%, due 07/21/26	234,663
280,000		CoreCivic, Inc. REIT, 4.63%, due 05/01/23	260,050
525,000		Corp. Nacional del Cobre de Chile, 4.50%, due 09/16/25 144A	532,727
280,000		Country Garden Holdings Co., Ltd., Reg S, 7.25%, due 04/04/21‡‡‡	280,556
580,000		Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, due 05/15/25 144A	501,700
575,000		Credit Agricole SA, 7.88% (USD 5 year swap rate plus 4.898%)† ††††† 144A	576,035
400,000		Credit Agricole SA, 8.13% (USD 5 year swap rate plus 6.185%)† ††††† 144A	412,500
930,000		Credit Suisse Group AG, 7.25%††††† ◆144A	879,640
1,425,000		Credit Suisse Group Funding Guernsey, Ltd., 2.75%, due 03/26/20	1,410,048
310,000		CSC Holdings LLC, 6.63%, due 10/15/25 144A	314,650
800,000		CVS Health Corp., 4.78%, due 03/25/38	768,970
590,000		CVS Health Corp., 5.05%, due 03/25/48	575,997
1,100,000		DAE Funding LLC, 5.75%, due 11/15/23 144A	1,091,750
250,000		DCP Midstream Operating, LP, 6.75%, due 09/15/37 144A	247,500
200,000		Deutsche Bank AG, Reg S, 6.25% (USD 5 year swap rate plus 4.358%)† ††††† ‡‡‡	160,366
530,000		Diamondback Energy, Inc., 4.75%, due 11/01/24 144A	514,100
1,020,000		DISH DBS Corp., 7.75%, due 07/01/26	846,600
330,000		Dow Chemical Co. (The), 5.55%, due 11/30/48 144A	335,822
430,000		DP World, Ltd., 5.63%, due 09/25/48 144A	405,920
110,000		Eclipse Resources Corp., 8.88%, due 07/15/23	94,875
1,115,000		Ecopetrol SA, 4.13%, due 01/16/25	1,062,037
625,000		Electricite de France SA, 4.50%, due 09/21/28 144A	606,478
625,000		Electricite de France SA, 5.00%, due 09/21/48 144A	555,029
685,000		Enel Finance International NV, 3.50%, due 04/06/28 144A	588,362
625,000		Enterprise Products Operating LLC, 4.80%, due 02/01/49	609,535
560,000		EP Energy LLC/Everest Acquisition Finance, Inc., 6.38%, due 06/15/23	182,000

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued
24,500,000	ZAR	Eskom Holdings SOC, Ltd., (MTN), 7.50%, due 09/15/33	1,274,433
545,000		Eskom Holdings SOC, Ltd., Reg S, 5.75%, due 01/26/21‡‡‡	515,142
23,595,000	BRL	European Investment Bank, (MTN), 6.09%, due 08/27/21‡‡	5,118,607
53,770,000	MXN	European Investment Bank, (MTN), Reg S, 4.00%, due 02/25/20‡‡‡	2,576,318
9,280,000,000	IDR	European Investment Bank, (MTN), Reg S, 6.95%, due 02/06/20‡‡‡	647,083
8,150,000	ZAR	European Investment Bank, (MTN), Reg S, 8.50%, due 09/17/24‡‡‡	574,093
160,000		Extraction Oil & Gas, Inc., 5.63%, due 02/01/26 144A	117,600
200,000		Extraction Oil & Gas, Inc., 7.38%, due 05/15/24 144A	166,000
200,000		First Data Corp., 5.75%, due 01/15/24 144A	195,750
640,000		First Quantum Minerals, Ltd., 6.50%, due 03/01/24 144A	533,600
300,000		First Quantum Minerals, Ltd., 7.00%, due 02/15/21‡ 144A	288,563
1,645,000		First Quantum Minerals, Ltd., 7.25%, due 04/01/23 144A	1,453,769
740,000		Freeport-McMoRan, Inc., 5.45%, due 03/15/43	567,025
515,000		Frontier Communications Corp., 8.50%, due 04/01/26 144A	451,913
220,000	GBP	Garfunkelux Holdco 3 SA, Reg S, 8.50%, due 11/01/22‡‡‡	237,555
330,000		Gazprom OAO Via Gaz Capital SA, 4.95%, due 03/23/27 144A	315,552
540,000		General Electric Co. (MTN), 6.88%, due 01/10/39	566,128
487,000		General Motors Financial Co., Inc., 4.15%, due 06/19/23	474,986
675,000		General Motors Financial Co., Inc., 4.20%, due 11/06/21	675,144
340,000		Genesis Energy, LP/Genesis Energy Finance Corp., 6.00%, due 05/15/23	315,350
605,000		Geopark, Ltd., 6.50%, due 09/21/24 144A	561,894
400,000		Glencore Funding LLC, 4.00%, due 03/27/27 144A	364,778
100,000		Goldman Sachs Group (The), Inc., 3.50%, due 11/16/26	92,459
100,000		Goldman Sachs Group (The), Inc., 5.15%, due 05/22/45	93,709
600,000		GTP Acquisition Partners I LLC, 3.48%, due 06/15/50 144A	593,232
730,000		Gulfport Energy Corp., 6.00%, due 10/15/24	649,700
800,000		Hanesbrands, Inc., 4.88%, due 05/15/26 144A	725,000
410,000		Harley-Davidson Financial Services, Inc., Series S, 3.55%, due 05/21/21 144A	411,004
910,000		HCA, Inc., 5.50%, due 06/15/47	864,500
890,000		HCA, Inc., 5.63%, due 09/01/28	861,075
60,000,000	INR	HDFC Bank, Ltd., Reg S, 8.10%, due 03/22/25‡‡‡	819,206
1,000,000		Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, due 04/01/27	941,250
400,000		HSBC Holdings Plc, 4.58%, due 06/19/29◆	396,947
400,000		HSBC Holdings Plc, 6.50%††††† ◆	364,000
425,000		HUB International, Ltd., 7.00%, due 05/01/26 144A	384,625
110,000		Hudbay Minerals, Inc., 7.25%, due 01/15/23 144A	109,175
240,000		HudBay Minerals, Inc., 7.63%, due 01/15/25 ‡ 144A	235,800
1,000,000		iHeartCommunications, Inc., 9.00%, due 03/01/21†††	675,000
500,000		iHeartCommunications, Inc., 9.00%, due 09/15/22†††	335,000
500,000		Intelsat Jackson Holdings SA, 5.50%, due 08/01/23	437,500
35,350,000,000	IDR	Inter-American Development Bank, (MTN), 7.88%, due 03/14/23	2,453,420
700,000		InterGen NV, 7.00%, due 06/30/23	600,250
350,000	EUR	Intertrust Group BV, 3.38%, due 11/15/25 144A	395,225
900,000		Intesa Sanpaolo SpA, 5.02%, due 06/26/24 144A	817,145
350,000		Intesa Sanpaolo SpA, 5.71%, due 01/15/26 ‡ 144A	321,289
285,000	EUR	Intesa Sanpaolo SpA, Reg S, 6.25% (5 year EUR swap rate plus 5.856%) † ††††† ‡‡‡	311,101
540,000		iStar, Inc. REIT, 5.25%, due 09/15/22	506,196
260,000		j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.00%, due 07/15/25 144A	255,125
320,000		Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 10.25%, due 11/15/22 144A	340,000

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued
580,000	EUR	James Hardie Industries Plc, 3.63%, due 10/01/26 144A	648,605
350,000		JB Poindexter & Co., Inc., 7.13%, due 04/15/26 144A	329,000
1,000,000		JPMorgan Chase & Co., 4.63%, due 05/10/21	1,029,469
568,994		K2016470219 South Africa, Ltd., 3.00% (3.00% Cash or PIK), due 12/31/22†	19,858
110,044		K2016470260 South Africa, Ltd., 25.00% (25.00% Cash or PIK), due 12/31/22†	14,306
410,000		KazMunayGas National Co. JSC, 4.75%, due 04/19/27 144A	400,107
440,000		KazTransGas JSC, 4.38%, due 09/26/27 144A	409,382
435,000		KLX Energy Services Holdings, Inc., 11.50%, due 11/01/25 144A	415,425
515,000	EUR	Kraton Polymers LLC/Kraton Polymers Capital Corp., Reg S, 5.25%, due 05/15/26‡‡‡	531,378
150,000		L Brands, Inc., 5.25%, due 02/01/28	128,438
420,000		L Brands, Inc., 5.63%, due 10/15/23‡	413,175
815,000		Ladder Capital Finance Holdings LLP / Ladder Capital Finance Corp., 5.25%, due 10/01/25 144A	729,425
300,000		Lamb Weston Holdings, Inc., 4.88%, due 11/01/26 144A	289,500
3,390,000	EUR	Landsbankinn HF, (MTN), Reg S, 1.38%, due 03/14/22‡‡‡	3,867,764
500,000		Lennar Corp., 4.75%, due 11/29/27	453,125
200,000		Levi Strauss & Co., 5.00%, due 05/01/25	196,500
400,000		Lloyds Banking Group Plc, 4.65%, due 03/24/26	376,641
950,000		Lonestar Resources America, Inc., 11.25%, due 01/01/23 144A	904,875
650,000		Longfor Group Holdings, Ltd., Reg S, 3.90%, due 04/16/23‡‡‡	616,468
800,000		Macquarie Group, Ltd., 5.03%, due 01/15/30◆ 144A	789,876
460,000		Match Group, Inc., 5.00%, due 12/15/27 144A	424,350
700,000		McDermott Technology Americas, Inc./McDermott Technology US, Inc., 10.63%, due 05/01/24 144A	593,250
475,000		MEG Energy Corp., 6.50%, due 01/15/25 144A	483,906
990,000		MEG Energy Corp., 7.00%, due 03/31/24 144A	950,400
835,000		Meredith Corp., 6.88%, due 02/01/26 144A	818,300
650,000		Microchip Technology, Inc., 3.92%, due 06/01/21 144A	645,159
280,000		Microchip Technology, Inc., 4.33%, due 06/01/23 144A	273,387
1,000,000		Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 9.25%, due 06/01/21* **** ^	—
200,000		Millicom International Cellular SA, 6.63%, due 10/15/26 144A	202,770
1,000,000		Morgan Stanley, (MTN), 2.50%, due 04/21/21	979,120
590,000		MPH Acquisition Holdings LLC, 7.13%, due 06/01/24 144A	551,650
400,000		MPT Operating Partnership, LP/MPT Finance Corp. REIT, 5.00%, due 10/15/27	366,750
420,000		Myriad International Holdings BV, 4.85%, due 07/06/27 144A	403,898
615,000		Nationstar Mortgage Holdings, Inc., 8.13%, due 07/15/23 144A	601,162
505,000		Nationstar Mortgage Holdings, Inc., 9.13%, due 07/15/26 144A	492,375
500,000		Navient Corp., 6.75%, due 06/25/25	427,500
260,000		NCL Corp., Ltd., Class C, 4.75%, due 12/15/21 144A	258,700
350,000		Neovia Logistics Services LLC/SPL Logistics Finance Corp., 8.88%, due 08/01/20 144A	306,250
270,000		Netflix, Inc., 6.38%, due 05/15/29 144A	266,963
200,000		Newmark Group, Inc., 6.13%, due 11/15/23 144A	197,141
41,000,000	SEK	Nordea Hypotek AB, (MTN), Reg S, 1.25%, due 05/19/21 ‡‡‡	4,751,854
725,000		Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, due 11/01/22 144A	717,967
370,000		Oversea-Chinese Banking Corp., Ltd., (MTN), Reg S, 4.25%, due 06/19/24‡‡‡	372,908
50,000		Pacific Gas & Electric Co., 2.95%, due 03/01/26	41,359
210,000		Pacific Gas & Electric Co., 3.25%, due 09/15/21	194,472
30,000		Pacific Gas & Electric Co., 3.25%, due 06/15/23‡	26,690

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued
370,000		Pacific Gas & Electric Co., 3.50%, due 10/01/20‡	354,416
1,050,000	CAD	Parkland Fuel Corp., 5.63%, due 05/09/25	734,185
395,000		Party City Holdings, Inc., 6.63%, due 08/01/26 ‡ 144A	360,438
440,000		Perusahaan Listrik Negara PT, 4.13%, due 05/15/27 144A	408,062
310,000		Petrobras Global Finance BV, 5.30%, due 01/27/25	296,825
1,100,000		Petrobras Global Finance BV, 5.75%, due 02/01/29	1,020,250
720,000		Petrobras Global Finance BV, 6.85%, due 06/05/15#	646,020
1,000,000		Petroleos Mexicanos, 6.75%, due 09/21/47	829,390
2,060,000	MXN	Petroleos Mexicanos, Reg S, 7.19%, due 09/12/24‡‡‡	81,851
503,000		Polaris Intermediate Corp., 8.50% (8.50% Cash or PIK), due 12/01/22 † 144A	460,683
500,000		Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, due 05/15/23 144A	516,875
920,000		Prudential Financial, Inc., 5.70%, due 09/15/48 ◆	857,900
1,730,000		Quicken Loans, Inc., 5.75%, due 05/01/25 144A	1,626,200
270,000		Range Resources Corp., 5.00%, due 03/15/23‡	238,613
1,000,000	EUR	RCI Banque SA, (MTN), Reg S, 2.25%, due 03/29/21‡‡‡	1,182,896
264,000		Refinitiv US Holdings, Inc, 8.25%, due 11/15/26 144A	241,890
155,000		Refinitiv US Holdings, Inc., 6.25%, due 05/15/26 144A	149,769
105,000	EUR	Refinitiv US Holdings, Inc., 6.88%, due 11/15/26 144A	111,211
180,000		RegionalCare Hospital Partners Holdings, Inc., 8.25%, due 05/01/23 144A	182,475
300,000		Royal Bank of Scotland Group Plc, 4.89%, due 05/18/29◆	286,893
70,000		Sally Holdings LLC/Sally Capital, Inc., 5.63%, due 12/01/25‡	64,663
200,000		Sands China, Ltd., 5.13%, due 08/08/25 144A	198,324
1,000,000	EUR	Santander Consumer Finance SA, Reg S, 0.88%, due 01/24/22‡‡‡	1,148,235
200,000		Santander UK Group Holdings Plc, 4.75%, due 09/15/25 144A	188,567
500,000		Scientific Games International, Inc., 10.00%, due 12/01/22	509,375
965,000		Shelf Drilling Holdings, Ltd., 8.25%, due 02/15/25 144A	828,694
585,000		Shimao Property Holdings, Reg S, 6.38%, due 10/15/21‡‡‡	584,626
200,000		Silversea Cruise Finance, Ltd., 7.25%, due 02/01/25 144A	212,440
765,000		Societe Generale SA, 4.75%, due 09/14/28‡ 144A	767,999
555,000		Southern Copper Corp., 3.88%, due 04/23/25	537,536
50,000		Speedway Motorsports, Inc., 5.13%, due 02/01/23	49,250
540,000		Sprint Corp., 7.13%, due 06/15/24	536,134
1,910,000		Sprint Corp., 7.88%, due 09/15/23	1,964,912
585,000		Standard Chartered Plc, 7.75% (USD 5 year swap rate plus 5.723%)† ††††† ‡ 144A	577,687
420,000		Standard Industries, Inc./NJ, 6.00%, due 10/15/25 144A	404,397
420,000		Suzano Austria GmbH, 6.00%, due 01/15/29 144A	429,660
260,000		Suzano Austria GmbH, Reg S, 5.75%, due 07/14/26‡‡‡ ‡	265,850
16,600,000	SEK	Swedbank Hypotek AB, (MTN), Reg S, 1.00%, due 06/15/22‡‡‡	1,912,616
370,000		Swire Pacific MTN Financing, Ltd. (MTN), Reg S, 4.50%, due 10/09/23‡‡‡	384,566
480,000		Symantec Corp., 5.00%, due 04/15/25 144A	448,885
250,000		T-Mobile USA, Inc., 6.38%, due 03/01/25	253,125
320,000		Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 5.25%, due 05/01/23	314,400
800,000		Telecom Italia SpA/Milano, 5.30%, due 05/30/24 144A	763,000
200,000		Telefonica Emisiones SA, 5.21%, due 03/08/47	183,725
1,000,000		Telenet Finance Luxembourg Notes Sarl, 5.50%, due 03/01/28 144A	910,000
100,000		Tenet Healthcare Corp., 8.13%, due 04/01/22	100,625
1,010,000		Tesla, Inc., 5.30%, due 08/15/25‡ 144A	881,225
1,370,000	EUR	Teva Pharmaceutical Finance Netherlands II BV, Reg S, 1.13%, due 10/15/24‡‡‡	1,323,367

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued
150,000		Teva Pharmaceutical Finance Netherlands III BV, 2.80%, due 07/21/23	129,321
860,000		Teva Pharmaceutical Finance Netherlands III BV, 3.15%, due 10/01/26	657,440
200,000		Teva Pharmaceutical Finance Netherlands III BV, 6.00%, due 04/15/24	193,143
580,000		Teva Pharmaceutical Finance Netherlands III BV, 6.75%, due 03/01/28	562,928
2,000,000		Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, due 10/01/20†††	13,000
530,000		TransDigm, Inc., 6.50%, due 07/15/24	517,413
2,880,000	ZAR	Transnet SOC, Ltd., (MTN), Reg S, 9.50%, due 05/13/21‡‡‡	200,687
910,000		Transocean Pontus, Ltd., 6.13%, due 08/01/25 144A	882,700
590,000		Transportadora de Gas del Sur SA, 6.75%, due 05/02/25 144A	539,118
635,000		Tullow Oil Plc, 7.00%, due 03/01/25 144A	592,137
635,000		Uber Technologies, Inc., 7.50%, due 11/01/23‡	615,950
285,000	EUR	UniCredit SpA, Regs S, 6.63% (5 year EUR swap rate plus 6.387%)† ††††† ‡‡‡	307,390
575,000		Unifin Financiera SAB de CV SOFOM ENR, 7.00%, due 01/15/25 144A	493,781
610,000		Unifin Financiera SAB de CV SOFOM ENR, 7.25%, due 09/27/23 144A	563,786
800,000		Union Pacific Corp., 4.50%, due 09/10/48	792,041
90,000		United Rentals North America, Inc., 4.63%, due 07/15/23	88,650
350,000		United Rentals North America, Inc., 5.88%, due 09/15/26	331,188
90,000		United Rentals North America, Inc., 6.50%, due 12/15/26	88,875
700,000		Univision Communications, Inc., 5.13%, due 05/15/23 144A	630,000
200,000		Univision Communications, Inc., 6.75%, due 09/15/22 144A	200,000
500,000		UPCB Finance IV, Ltd., 5.38%, due 01/15/25 144A	468,810
380,000		Vale Overseas, Ltd., 6.88%, due 11/10/39‡	440,800
150,000		Valeant Pharmaceuticals International, Inc., 7.00%, due 03/15/24 144A	151,875
100,000		Verizon Communications, Inc., 4.52%, due 09/15/48	94,097
935,000		Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.75%, due 04/15/23 144A	752,675
2,081	GBP	Virgin Media Secured Finance Plc, 5.50%, due 01/15/25	2,641
500,000		Virgin Media Secured Finance Plc, 5.50%, due 08/15/26 144A	463,675
700,000	GBP	Virgin Media Secured Finance Plc, Reg S, 6.25%, due 03/28/29‡‡‡	897,983
1,260,000		Vizient, Inc., 10.38%, due 03/01/24 144A	1,338,750
750,000		VOC Escrow, Ltd., 5.00%, due 02/15/28 144A	695,625
400,000		Vodafone Group Plc, 4.38%, due 05/30/28	388,766
400,000		Vodafone Group Plc, 5.25%, due 05/30/48	376,894
350,000		WEA Finance LLC/Westfield UK & Europe Finance Plc REIT, 4.75%, due 09/17/44 144A	350,398
2,500,000		Wells Fargo Bank NA, 2.98%, due 07/23/21◆◆	2,486,655
910,000		Williams Cos. (The), Inc., 8.75%, due 03/15/32‡	1,187,911
300,000		WPX Energy, Inc., 8.25%, due 08/01/23	315,000
1,230,000		XPO CNW, Inc., 6.70%, due 05/01/34	1,051,650
290,000		Yamana Gold, Inc., 4.63%, due 12/15/27	269,577
650,000		Yingde Gases Investment, Ltd., 6.25%, due 01/19/23 144A	612,631
890,000		YPF SA, 8.75%, due 04/04/24 144A	838,825
710,000		YPF SA, Reg S, 8.50%, due 03/23/21‡‡‡	703,787

			157,093,554

		Mortgage Backed Securities - Private Issuers — 1.9%
2,000,000		BBCCRE Trust, Series 2015-GTP, Class F, 4.56%, due 08/10/33◆◆ 144A	1,741,928
620,000		BBCMS Trust, Series 2018-CBM, Class D, 4.85%, due 07/15/37◆◆ 144A	608,334
1,000,000		BHMS, Series 2018-MZB, Class MZB, 9.09%, due 07/15/20◆◆ 144A	1,008,708

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value**		Description	Value ($)

		Mortgage Backed Securities - Private Issuers — continued
530,000		BX Trust, Series 2017-IMC, Class A, 3.51%, due 10/15/32◆◆ 144A	524,905
1,500,000		BX Trust, Series 2018-BILT, 3.48%, due 05/15/30◆◆ 144A	1,484,039
640,000		CFCRE Commercial Mortgage Trust, Series 2011-C2, Class D, 5.76%, due 12/15/47◆◆ 144A	658,238
341,050		Citigroup Mortgage Loan Trust, Series 2018-A, Class A1, 4.00%, due 01/25/68◆◆ 144A	342,228
860,000		GAHR Commercial Mortgage Trust, Series 2015-NRF, Class EFX, 3.38%, due 12/15/34◆◆ 144A	844,472
410,000		GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.39%, due 08/10/44◆◆ 144A	396,385
1,390,000		JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-PHMZ, Class M, 10.66%, due 06/15/35◆◆ 144A	1,381,535
1,215,260		Motel 6 Trust, Series 2017-MTL6, Class E, 5.71%, due 08/15/34◆◆ 144A	1,206,750
665,000		Seasoned Credit Risk Transfer Trust, Series 2018-3, Class M, 4.75%, due 08/25/57◆◆ 144A	643,736
230,000		Starwood Retail Property Trust, Series 2014-STAR, Class C, 4.96% (1 mo. USD LIBOR plus 2.500%), due 11/15/27† 144A	220,881
300,000		Starwood Retail Property Trust, Series 2014-STAR, Class D, 5.71% (1 mo. USD LIBOR plus 3.250%), due 11/15/27† ‡‡‡‡	257,251
1,361,580		Structured Asset Mortgage Investments II Trust, Series 2005-AR2, Class 2A2, 3.07% (1 mo. USD LIBOR plus 0.560%), due 05/25/45†	1,156,837
1,022,868		WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR1, Class A1B, 3.29% (1 mo. USD LIBOR plus 0.780%), due 01/25/45†	1,013,442
211,857		Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A11, 5.50%, due 03/25/36	211,006

			13,700,675

		Mortgage Backed Securities - U.S. Government Agency Obligations — 5.6%
2,442,612		FNMA, Pool # MA3364, 3.50% , due 05/01/33	2,473,226
1,844,261		FNMA, Pool # MA3472, 5.00% , due 09/01/48	1,935,023
1,500,000		FNMA Connecticut Avenue Securities, Series 2017-C03, Class 1B1, 7.36% (1 mo. USD LIBOR plus 4.850%), due 10/25/29† 144A	1,623,294
535,000		FNMA Connecticut Avenue Securities, Series 2017-C05, Class 1M2, 4.71% (1 mo. USD LIBOR plus 2.200%), due 01/25/30†	536,631
1,920,000		FNMA Connecticut Avenue Securities, Series 2018-C05, Class 1B1, 6.76% , due 01/25/31◆ 144A	1,843,167
1,580,000		FNMA Connecticut Avenue Securities, Series 2018-C05, Class 1M2, 4.86% , due 01/25/31◆ 144A	1,543,345
4,867,417		GNMA II, Pool # MA5400, 5.00% , due 08/20/48	5,077,289
16,618,499		GNMA II Pool, Pool # MA5595, 4.00% , due 11/20/48	17,035,226
7,810,497		GNMA II Pool, Pool # MA5530, 5.00% , due 10/20/48	8,154,126

			40,221,327

		Sovereign Debt Obligations — 42.0%
440,000		Abu Dhabi Government International Bond, 4.13%, due 10/11/47 144A	422,817
67,350,000	ARS	Argentina POM Politica Monetaria, 59.26%, due 06/21/20◆	1,971,678
300,000		Argentine Republic Government International Bond, 4.63%, due 01/11/23	237,938
1,789,000		Argentine Republic Government International Bond, 5.88%, due 01/11/28‡	1,292,553
1,775,000		Argentine Republic Government International Bond, 6.88%, due 04/22/21	1,610,386

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value**		Description	Value ($)

		Sovereign Debt Obligations — continued
615,000		Argentine Republic Government International Bond, 6.88%, due 01/11/48	431,269
5,000,000	AUD	Australia Government Bond, Reg S, 2.25%, due 05/21/28‡‡‡	3,500,709
1,230,000		Bahrain Government International Bond, Reg S, 6.13%, due 08/01/23‡ ‡‡ ‡‡‡	1,258,134
3,435,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 4.50%, due 03/01/21	5,128,495
4,205,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 4.50%, due 03/01/26	6,270,237
540,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 5.00%, due 03/01/35	827,313
555,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 6.00%, due 01/01/43	971,970
2,393,000	BRL	Brazil Letras do Tesouro Nacional, 93.23%, due 01/01/22‡‡	489,266
1,060,000	BRL	Brazil Notas do Tesouro Nacional Serie B, 6.00%, due 08/15/50	1,022,457
1,382,000	BRL	Brazil Notas do Tesouro Nacional Series B, 6.00%, due 08/15/20	1,201,941
1,161,000	BRL	Brazil Notas do Tesouro Nacional Series B, 6.00%, due 05/15/45	1,090,354
20,241,000	BRL	Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/21	5,465,093
30,708,000	BRL	Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/23	8,304,514
24,728,000	BRL	Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/25	6,668,320
27,585,000	BRL	Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/27	7,454,003
6,661,000	BRL	Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/29	1,811,309
18,768,300,000	COP	Colombian TES, 6.00%, due 04/28/28	5,491,567
11,500,100,000	COP	Colombian TES, 7.00%, due 05/04/22	3,699,293
4,509,200,000	COP	Colombian TES, 7.00%, due 06/30/32	1,376,680
9,622,000,000	COP	Colombian TES, 7.50%, due 08/26/26	3,136,597
4,800,100,000	COP	Colombian TES, 7.75%, due 09/18/30	1,575,972
7,353,300,000	COP	Colombian TES, 10.00%, due 07/24/24	2,669,383
6,852,600,000	COP	Colombian TES, 11.00%, due 07/24/20	2,298,935
330,000	EUR	Cyprus Government International Bond, (MTN), Reg S, 2.38%, due 09/25/28‡‡‡	379,673
170,000	EUR	Cyprus Government International Bond, (MTN), Reg S, 2.75%, due 06/27/24‡‡‡	208,105
2,890,000	EUR	Cyprus Government International Bond, (MTN), Reg S, 3.75%, due 07/26/23‡‡‡	3,715,258
100,000	EUR	Cyprus Government International Bond, (MTN), Reg S, 3.88%, due 05/06/22‡‡‡	126,898
380,000	EUR	Cyprus Government International Bond, (MTN), Reg S, 4.25%, due 11/04/25‡‡‡	503,306
4,960,000	CZK	Czech Republic Government Bond, 0.25%, due 02/10/27	194,200
5,170,000	CZK	Czech Republic Government Bond, 2.75%, due 07/23/29	245,779
36,600,000	CZK	Czech Republic Government Bond, Reg S, 0.95%, due 05/15/30‡‡‡	1,426,587
7,320,000	CZK	Czech Republic Government Bond, Reg S, 1.00%, due 06/26/26‡‡‡	305,076
9,820,000	CZK	Czech Republic Government Bond, Reg S, 2.40%, due 09/17/25‡‡‡	449,627
4,970,000	CZK	Czech Republic Government Bond, Reg S, 2.50%, due 08/25/28‡‡‡	232,881
880,000		Ecuador Government International Bond, 9.63%, due 06/02/27 144A	799,700
370,000		Ecuador Government International Bond, Reg S, 7.88%, due 01/23/28‡‡‡	302,244
670,000		Egypt Government International Bond, 5.58%, due 02/21/23 144A	636,732
600,000		Ghana Government International Bond, 7.63%, due 05/16/29 144A	539,520
220,000		Honduras Government International Bond, Reg S, 6.25%, due 01/19/27‡‡‡	218,372
378,940,000	HUF	Hungary Government Bond, 0.50%, due 04/21/21	1,331,922
52,840,000	HUF	Hungary Government Bond, 1.75%, due 10/26/22	188,567
60,570,000	HUF	Hungary Government Bond, 2.75%, due 12/22/26	213,492
625,890,000	HUF	Hungary Government Bond, 3.00%, due 06/26/24	2,321,137
424,340,000	HUF	Hungary Government Bond, 3.00%, due 10/27/27	1,516,487
232,880,000	HUF	Hungary Government Bond, 5.50%, due 06/24/25	974,377
309,600,000	HUF	Hungary Government Bond, 6.75%, due 10/22/28	1,445,459
44,330,000	HUF	Hungary Government Bond, 7.00%, due 06/24/22	186,787
1,880,000		Indonesia Government International Bond, (MTN), Reg S, 5.25%, due 01/17/42‡‡‡	1,894,970
6,489,000,000	IDR	Indonesia Treasury Bond, 5.63%, due 05/15/23	414,588

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value**			Description	Value ($)

			Sovereign Debt Obligations — continued
	17,252,000,000	IDR	Indonesia Treasury Bond, 6.13%, due 05/15/28	1,058,755
	15,805,000,000	IDR	Indonesia Treasury Bond, 6.63%, due 05/15/33	960,060
	59,369,000,000	IDR	Indonesia Treasury Bond, 7.00%, due 05/15/27	3,864,352
	30,765,000,000	IDR	Indonesia Treasury Bond, 7.50%, due 08/15/32	2,008,390
	40,578,000,000	IDR	Indonesia Treasury Bond, 7.50%, due 05/15/38	2,598,205
	14,250,000,000	IDR	Indonesia Treasury Bond, 8.13%, due 05/15/24	1,008,852
	2,921,000,000	IDR	Indonesia Treasury Bond, 8.25%, due 07/15/21	205,922
	14,352,000,000	IDR	Indonesia Treasury Bond, 8.25%, due 05/15/29	1,023,560
	30,178,000,000	IDR	Indonesia Treasury Bond, 8.25%, due 06/15/32	2,091,476
	32,385,000,000	IDR	Indonesia Treasury Bond, 8.25%, due 05/15/36	2,231,817
	22,105,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/24	1,561,800
	17,140,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/34	1,206,213
	35,524,000,000	IDR	Indonesia Treasury Bond, 8.75%, due 05/15/31	2,580,905
	9,364,000,000	IDR	Indonesia Treasury Bond, 9.00%, due 03/15/29	688,548
	7,000,000,000	IDR	Indonesia Treasury Bond, 9.50%, due 07/15/31	533,813
	3,815,000,000	IDR	Indonesia Treasury Bond, 10.50%, due 08/15/30	310,037
	26,340,000	ILS	Israel Government Bond — Fixed, 1.25%, due 11/30/22	7,060,537
	5,450,000	ILS	Israel Government Bond — Fixed, 5.50%, due 01/31/42	2,084,250
	2,545,000	EUR	Italy Buoni Poliennali Del Tesoro, Reg S, 3.45%, due 03/01/48‡‡‡ 144A	2,888,776
	270,000		Jamaica Government International Bond, 6.75%, due 04/28/28	288,900
	300,000		Kazakhstan Government International Bond, (MTN), Reg S, 5.13%, due 07/21/25‡‡‡	317,939
	10,500,000,000	KRW	Korea Treasury Bond, 2.38%, due 03/10/23	9,589,244
	430,000		Kuwait International Government Bond, 3.50%, due 03/20/27 144A	428,784
	685,000		Lebanon Government International Bond, (MTN), Reg S, 8.25%, due 04/12/21‡‡‡	653,449
2,189,000		MYR	Malaysia Government Bond, 3.42%, due 08/15/22	523,935
	1,545,000	MYR	Malaysia Government Bond, 3.48%, due 03/15/23	369,088
	28,127,000	MYR	Malaysia Government Bond, 3.62%, due 11/30/21	6,802,364
	14,230,000	MYR	Malaysia Government Bond, 3.80%, due 08/17/23	3,434,335
	4,513,000	MYR	Malaysia Government Bond, 3.84%, due 04/15/33	1,021,105
	9,000,000	MYR	Malaysia Government Bond, 3.88%, due 03/10/22	2,190,207
	3,566,000	MYR	Malaysia Government Bond, 3.88%, due 03/14/25	856,868
	391,000	MYR	Malaysia Government Bond, 3.89%, due 03/15/27	92,634
	12,809,000	MYR	Malaysia Government Bond, 3.96%, due 09/15/25	3,085,926
	1,395,000	MYR	Malaysia Government Bond, 4.50%, due 04/15/30	340,975
	807,000	MYR	Malaysia Government Bond, 4.74%, due 03/15/46	190,739
	758,000	MYR	Malaysia Government Bond, 4.89%, due 06/08/38	188,843
	8,600,000	MYR	Malaysia Government Bond, 4.92%, due 07/06/48	2,094,323
	66,423,100	MXN	Mexican Bonos, 5.75%, due 03/05/26	2,852,412
	57,560,600	MXN	Mexican Bonos, 6.50%, due 06/10/21	2,792,634
	82,267,000	MXN	Mexican Bonos, 6.50%, due 06/09/22	3,924,504
	92,213,000	MXN	Mexican Bonos, 7.50%, due 06/03/27	4,352,524
	25,232,500	MXN	Mexican Bonos, 7.75%, due 05/29/31	1,183,613
	17,577,600	MXN	Mexican Bonos, 7.75%, due 11/23/34	810,335
	53,036,500	MXN	Mexican Bonos, 7.75%, due 11/13/42	2,380,613
	4,376,000	MXN	Mexican Bonos, 8.00%, due 06/11/20	220,767
	17,338,800	MXN	Mexican Bonos, 8.00%, due 12/07/23	859,952
	12,491,700	MXN	Mexican Bonos, 8.00%, due 11/07/47	573,467
	11,179,300	MXN	Mexican Bonos, 8.50%, due 05/31/29	558,643
	16,250,700	MXN	Mexican Bonos, 8.50%, due 11/18/38	794,862

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value**		Description	Value ($)

		Sovereign Debt Obligations — continued
60,545,600	MXN	Mexican Bonos, 10.00%, due 12/05/24	3,268,379
87,129,300	MXN	Mexican Bonos, 10.00%, due 11/20/36	4,873,533
12,300,234	MXN	Mexican Udibonos, 4.00%, due 11/30/28	621,552
16,514,741	MXN	Mexican Udibonos, 4.50%, due 11/22/35	883,432
1,500,000		Mexico Government International Bond, 3.60%, due 01/30/25	1,434,000
200,000		Mexico Government International Bond, (MTN), 4.75%, due 03/08/44	182,300
1,885,000		Oman Government International Bond, 5.63%, due 01/17/28 144A	1,666,336
1,493,000	PEN	Peruvian Government International Bond, Reg S, 5.70%, due 08/12/24‡‡‡	458,279
3,516,000	PEN	Peruvian Government International Bond, Reg S, 6.35%, due 08/12/28‡‡‡	1,091,876
4,298,000	PEN	Peruvian Government International Bond, Reg S, 6.95%, due 08/12/31‡‡‡	1,384,502
3,455,000	PEN	Peruvian Government International Bond, Reg S, 8.20%, due 08/12/26‡‡‡	1,203,456
40,000,000	PHP	Philippine Government International Bond, 3.90%, due 11/26/22	711,159
9,000,000	PHP	Philippine Government International Bond, 4.95%, due 01/15/21	169,167
20,000,000	PHP	Philippine Government International Bond, 6.25%, due 01/14/36	375,742
5,882,000	PLN	Poland Government Bond, 2.50%, due 01/25/23	1,595,620
7,455,000	PLN	Poland Government Bond, 2.50%, due 07/25/26	1,967,064
5,568,000	PLN	Poland Government Bond, 2.50%, due 07/25/27	1,457,831
22,554,000	PLN	Poland Government Bond, 3.25%, due 07/25/25	6,284,862
1,030,000		Provincia de Buenos Aires/Argentina, 6.50%, due 02/15/23 144A	834,300
150,000		Provincia de Buenos Aires/Argentina, 7.88%, due 06/15/27 144A	108,752
390,000		Qatar Government International Bond, 5.10%, due 04/23/48 144A	410,524
3,182,000	PLN	Republic of Poland Government Bond, 2.25%, due 04/25/22	858,528
15,104,000	PLN	Republic of Poland Government Bond, 2.75%, due 04/25/28	4,001,399
18,816,469	ZAR	Republic of South Africa Government Bond, 8.75%, due 01/31/44	1,164,894
12,710,000	ZAR	Republic of South Africa Government Bond, 10.50%, due 12/21/26	962,041
1,655,000	RON	Romania Government Bond, 3.25%, due 04/29/24	385,729
2,690,000	RON	Romania Government Bond, 3.40%, due 03/08/22	647,404
1,000,000	RON	Romania Government Bond, 3.65%, due 09/24/31	209,431
14,545,000	RON	Romania Government Bond, 4.25%, due 06/28/23	3,558,973
7,030,000	RON	Romania Government Bond, 5.00%, due 02/12/29	1,758,510
4,300,000	RON	Romania Government Bond, 5.80%, due 07/26/27	1,146,579
390,000	RON	Romania Government Bond, 5.95%, due 06/11/21	100,272
79,600,000	RUB	Russian Federal Bond — OFZ, 6.90%, due 05/23/29	1,019,611
83,611,000	RUB	Russian Federal Bond — OFZ, 7.00%, due 08/16/23	1,147,974
284,249,000	RUB	Russian Federal Bond — OFZ, 7.05%, due 01/19/28	3,728,457
175,486,000	RUB	Russian Federal Bond — OFZ, 7.10%, due 10/16/24	2,390,111
32,221,000	RUB	Russian Federal Bond — OFZ, 7.25%, due 05/10/34	414,720
110,781,000	RUB	Russian Federal Bond — OFZ, 7.40%, due 12/07/22	1,564,005
167,246,000	RUB	Russian Federal Bond — OFZ, 7.50%, due 08/18/21	2,387,575
58,403,000	RUB	Russian Federal Bond — OFZ, 7.70%, due 03/23/33	784,737
183,718,000	RUB	Russian Federal Bond — OFZ, 7.75%, due 09/16/26	2,546,324
87,913,000	RUB	Russian Federal Bond — OFZ, 8.15%, due 02/03/27	1,242,485
34,523,000	RUB	Russian Federal Bond — OFZ, 8.50%, due 09/17/31	496,273
880,000		Senegal Government International Bond, 6.25%, due 05/23/33 144A	760,359
44,119,000	ZAR	South Africa Government Bond, 6.25%, due 03/31/36	2,192,339
8,620,240	ZAR	South Africa Government Bond, 7.00%, due 02/28/31	492,930
11,941,406	ZAR	South Africa Government Bond, 7.75%, due 02/28/23	820,391
7,493,271	ZAR	South Africa Government Bond, 8.00%, due 01/31/30	471,641
14,291,364	ZAR	South Africa Government Bond, 8.25%, due 03/31/32	891,729

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value**		Description	Value ($)

		Sovereign Debt Obligations — continued
16,203,561	ZAR	South Africa Government Bond, 8.50%, due 01/31/37	1,002,563
23,193,904	ZAR	South Africa Government Bond, 8.75%, due 02/28/48	1,435,652
8,648,505	ZAR	South Africa Government Bond, 8.88%, due 02/28/35	558,713
27,153,501	ZAR	South Africa Government Bond, 9.00%, due 01/31/40	1,736,701
181,827,528	ZAR	South Africa Government Bond, 10.50%, due 12/21/26	13,762,833
123,193,000	THB	Thailand Government Bond, 2.13%, due 12/17/26	3,703,486
12,725,000	THB	Thailand Government Bond, 3.60%, due 06/17/67	376,548
37,230,000	THB	Thailand Government Bond, 3.65%, due 06/20/31	1,250,696
31,590,000	THB	Thailand Government Bond, 4.00%, due 06/17/66	1,033,532
32,340,000	THB	Thailand Government Bond, 4.88%, due 06/22/29	1,196,263
77,065,142	THB	Thailand Government Bond, Reg S, 1.25%, due 03/12/28‡‡‡	2,237,779
7,091,105	TRY	Turkey Government Bond, 4.00%, due 04/01/20	1,311,612
10,967,911	TRY	Turkey Government Bond, 9.00%, due 07/24/24	1,498,632
7,937,000	TRY	Turkey Government Bond, 10.50%, due 08/11/27	1,111,499
5,207,200	TRY	Turkey Government Bond, 10.60%, due 02/11/26	757,603
11,343,653	TRY	Turkey Government Bond, 10.70%, due 08/17/22	1,739,322
15,442,043	TRY	Turkey Government Bond, 11.00%, due 03/02/22	2,438,263
12,413,000	TRY	Turkey Government Bond, 11.00%, due 02/24/27	1,807,152
3,799,000	TRY	Turkey Government Bond, 12.20%, due 01/18/23	607,709
8,279,000	TRY	Turkey Government Bond, 12.40%, due 03/08/28	1,301,788
463,000		Turkey Government International Bond, 4.88%, due 04/16/43	345,323
695,000		Turkey Government International Bond, 5.75%, due 05/11/47	567,725
1,330,000		Turkey Government International Bond, 6.25%, due 09/26/22	1,341,914
769,000		Turkey Government International Bond, 6.63%, due 02/17/45	699,730
320,000		Turkey Government International Bond, 7.38%, due 02/05/25	331,018
21,388,000	UYU	Uruguay Government International Bond, Reg S, 8.50%, due 03/15/28‡‡‡	564,144

			302,037,466

		U.S. Government and Agency Obligations — 4.5%
700,000		U.S. Treasury Bond, 3.13%, due 05/15/48	713,494
6,035,923		U.S. Treasury Inflation Indexed Bond, 0.13%, due 04/15/22	5,841,091
2,532,837		U.S. Treasury Inflation Indexed Bond, 1.00%, due 02/15/48	2,405,041
6,500,000		U.S. Treasury Note, 1.38%, due 06/30/23	6,190,361
17,000,000		U.S. Treasury Note, 2.50%, due 05/31/20	16,987,051

			32,137,038

		TOTAL DEBT OBLIGATIONS (COST $633,715,042)	616,012,731

Shares		Description	Value ($)

		COMMON STOCKS — 0.1%

		Diversified Financial Services — 0.0%
7,396,155		Edcon Holdings, Ltd. 1* **** ^	—
736,020		Edcon Holdings, Ltd. 2* **** ^	—

			—

		Oil & Gas — 0.1%
8,511		Birch Permian Holdings, Inc.* ****	93,621

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Oil & Gas — continued
66,347	Birch Permian Holdings, Inc.* ****	696,644
14,783	Nine Point Energy, LLC****	—
5	Penn Virginia Corp.*	270

		790,535

	Pharmaceuticals — 0.0%
8,631	Advanz Pharma Corp.*	162,941

	TOTAL COMMON STOCKS (COST $3,593,776)	953,476

	CONVERTIBLE PREFERRED STOCK — 0.0%

	Oil & Gas — 0.0%
322	Nine Point Energy Holdings, Inc., 0.00%* ****	239,033

	TOTAL CONVERTIBLE PREFERRED STOCK (COST $300,884)	239,033

	INVESTMENT COMPANY — 0.6%
199,282	Invesco Senior Loan ETF	4,340,362

	TOTAL INVESTMENT COMPANY (COST $4,417,944)	4,340,362

	PREFERRED STOCK — 0.0%

	Investment Company — 0.0%
2,450	B. Riley Financial, Inc., 6.88%*	56,546

	TOTAL PREFERRED STOCK (COST $61,250)	56,546

Notional Value	Description	Value ($)

	OPTIONS PURCHASED — 0.4%

	Purchased Currency Options — 0.0%

	Call Options — 0.0%
680,000 USD	AUD/USD Option with UBS Securities LLC, Strike Price AUD 0.72, Expires 01/08/19	16,782
1,610,000 USD	USD/EUR Option with JPMorgan Chase Bank N.A., Strike Price USD 1.15, Expires 01/04/19	3,664
1,610,000 USD	USD/EUR Option with JPMorgan Chase Bank N.A., Strike Price USD 1.16, Expires 01/11/19	3,011
1,610,000 USD	USD/EUR USD Option with JPMorgan Chase Bank N.A., Strike Price USD 1.16, Expires 01/18/19	4,360
1,610,000 USD	USD/EUR USD Option with JPMorgan Chase Bank N.A., Strike Price USD 1.16, Expires 02/01/19	6,144
1,430,000 USD	EUR/USD Option with UBS Securities LLC, Strike Price EUR 1.15, Expires 01/11/19	8,823
2,840,000 USD	EUR/USD Option with UBS Securities LLC, Strike Price EUR 1.14, Expires 02/07/19	19,005

	Put Options — 0.4%
5,200,000 USD	BRL/USD Option with Morgan Stanley & Co., Strike Price BRL 3.75, Expires 01/11/19	5,564

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Notional Value		Description	Value ($)

		Purchased Currency Options — continued
5,100,000 EUR		EUR/USD Option with Citibank N.A., Strike Price EUR 1.12, Expires 06/07/19	43,428
5,200,000 EUR		EUR/USD Option with JPMorgan Chase Bank N.A., Strike Price EUR 1.12, Expires 05/31/19	42,722
1,900,000 USD		USD/EUR Option with Morgan Stanley & Co., Strike Price USD 1.19, Expires 04/01/19	2
1,000,000 USD		GBP/USD Option with UBS Securities LLC, Strike Price GBP 1.32, Expires 01/28/19	3,360
5,100,000 USD		JPY/USD Option with Morgan Stanley & Co., Strike Price JPY 107.50, Expires 03/22/19	56,860
1,320,000 USD		MXN/USD Option with UBS Securities LLC, Strike Price MXN 20.00, Expires 01/31/19	29,513

		TOTAL CURRENCY OPTIONS PURCHASED (COST $306,870)	243,238

Number of Contracts	Notional Value ($)	Description	Value ($)

		Purchased Futures Options — 0.0%

		Put Options — 0.0%
550	1,377,888	S&P E-mini Futures Option with UBS Securities LLC, Strike Price $2,450.00, Expires 01/18/19	19,250
2,700	6,764,175	S&P E-mini Futures Option with UBS Securities LLC, Strike Price $2,400.00, Expires 01/18/19	62,775
950	2,379,988	S&P E-mini Futures Option with UBS Securities LLC, Strike Price $2,300.00, Expires 02/15/19	23,988
217,000	31,682,000	U.S. Treasury Bond Futures Option with JPMorgan Securities LLC, Strike Price $142.00, Expires 01/25/19	33,906
24,000	2,928,375	U.S. Treasury Note 10-Year Futures Option with UBS Securities LLC, Strike Price $121.00, Expires 01/25/19	4,125
22,000	2,523,125	U.S. Treasury Note 5-Year Futures Option with UBS Securities LLC, Strike Price $113.00, Expires 01/25/19	516
11,000	1,261,563	U.S. Treasury Note 5-Year Futures Option with UBS Securities LLC, Strike Price $112.00, Expires 01/25/19	86

		TOTAL PUT FUTURES OPTIONS PURCHASED (COST $341,252)	144,646

		Purchased Index Options — 0.4%

		Put Options — 0.4%
2,200	5,515,070	S&P 500 Index Option with Citigroup Global Markets Inc., Strike Price $2,600.00, Expires 01/18/19	227,480
2,900	7,269,865	S&P 500 Index Option with Citigroup Global Markets Inc., Strike Price $2,750.00, Expires 12/20/19	1,090,400
33,500,000	33,500,000	CDX.NA.HY.31 Index Option with JPMorgan Chase Bank N.A., Strike Price $103.00, Expires 02/20/19	728,290
13,500,000	13,500,000	CDX.NA.HY.31 Index Option with JPMorgan Chase Bank N.A., Strike Price $102.50, Expires 02/20/19	255,140

		TOTAL PUT INDEX OPTIONS PURCHASED (COST $1,356,950)	2,301,310

		TOTAL OPTIONS PURCHASED (COST $2,005,072)	2,689,194

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 11.9%

		Certificates of Deposit — 0.8%
1,500,000		Campbell Soup Co., 3.00%, due 01/16/19 144A	1,498,149
701,000		Enable Midstream Partners, LP, 2.92%, due 01/07/19‡‡ 144A	700,607
600,000		Enable Midstream Partners, LP, 3.02%, due 01/17/19‡‡ 144A	599,158
1,000,000		Energy Transfer Partners, 3.27%, due 03/04/19‡‡ 144A	994,384
500,000		Harris Corp., 2.86%, due 01/07/19‡‡	499,726
500,000		Humana, Inc., 3.08%, due 02/12/19‡‡ 144A	498,195
360,000		Southern California Edison Co., 2.79%, due 01/22/19‡‡ 144A	359,396
500,000		Vodafone Group Plc, 2.73%, due 01/07/19‡‡ 144A	499,738

		TOTAL CERTIFICATES OF DEPOSIT (COST $5,648,626)	5,649,353

		Investment Company — 2.3%
16,451,532		T. Rowe Price Government Reserve Fund, 2.41%, due 09/19/34	16,451,532

		Mutual Fund - Securities Lending Collateral — 3.4%
24,269,865		State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.27%## ***	24,269,865

		Sovereign Debt Obligations — 0.4%
1,150,000	EGP	Egypt Treasury Bills, 19.70%, due 04/23/19 ‡‡	60,485
46,000,000	EGP	Egypt Treasury Bills, 19.35%, due 03/19/19 ‡‡	2,465,030

		TOTAL SOVEREIGN DEBT OBLIGATIONS	2,525,515

		U.S. Government and Agency Obligations — 5.0%
19,520,000		U.S. Treasury Note, 1.25%, due 03/31/19‡	19,464,741
2,600,000		United States Treasury Bill, 0.76%, due 01/03/19‡‡	2,599,838
7,132,000		United States Treasury Bill, 2.34%, due 02/28/19 ‡‡(a)	7,105,167
7,120,000		United States Treasury Bill, 2.36%, due 03/28/19‡‡	7,080,220

		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $36,252,402)	36,249,966

		TOTAL SHORT-TERM INVESTMENTS (COST $85,155,779)	85,146,231

		TOTAL INVESTMENTS — 98.6% (Cost $729,249,747)	709,437,573

		Other Assets and Liabilities (net) — 1.4%	10,202,250

		NET ASSETS — 100.0%	$719,639,823

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Notes to Schedule of Investments:

CDX.NA.HY — Markit North America High Yield CDS Index

CLO — Collateralized Loan Obligation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MTN — Medium Term Note

OTC — Over-The-Counter

PIK — Payment In Kind

REIT — Real Estate Investment Trust

#	Year of maturity is greater than 2100.

##	The rate disclosed is the 7 day net yield as of December 31, 2018.

*	Non-income producing security

**	Unless otherwise indicated, all par values are denominated in United States dollars ($).

***	Represents an investment of securities lending cash collateral.

****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $1,029,298 which represents 0.1% of net assets. The aggregate tax cost of these securities held at December 31, 2018 was $1,911,239.

^	Level 3 — significant unobservable inputs were used in determining the value of this portfolio security.

◆	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

◆◆	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

†	Variable or floating rate note. Rate shown is as of December 31, 2018.

††	Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.

†††	Security is currently in default.

†††††	Security is perpetual and has no stated maturity date.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

‡‡‡‡	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of period end, the market value of restricted securities was $257,251, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.

(a)	All or a portion of this security is pledged for open futures and centrally cleared swaps collateral.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $109,528,274 which represents 15.2% of net assets.

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

At December 31, 2018, the Fund held the following restricted security:

Restricted Security	Acquistion Date	Principal Amount	Cost	Value
Starwood Retail Property Trust, Series 2014-STAR, Class D, 5.71% (1 mo. USD LIBOR plus 3.250%), due 11/15/27	12/21/18	$300,000	$240,750	$257,251

				$257,251

Forward Foreign Currency Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
ARS	4,085,650	USD	96,542	03/27/19	Citibank N.A.	$842
ARS	48,524,765	USD	1,188,801	01/16/19	HSBC Bank Plc	75,688
ARS	5,507,050	USD	135,205	02/21/19	HSBC Bank Plc	1,486
ARS	28,214,000	USD	715,003	01/18/19	JPMorgan Chase Bank N.A. London	18,114
ARS	28,213,000	USD	713,982	01/22/19	JPMorgan Chase Bank N.A. London	14,942
ARS	30,765,000	USD	776,567	01/23/19	JPMorgan Chase Bank N.A. London	17,164
ARS	3,734,530	USD	92,783	02/11/19	JPMorgan Chase Bank N.A. London	1,102
ARS	3,193,160	USD	78,611	02/21/19	Morgan Stanley & Co.	647
AUD	440,740	USD	318,091	01/10/19	Citibank N.A.	(7,762)
AUD	1,150,000	USD	820,880	01/18/19	Citibank N.A.	(11,022)
AUD	5,298,000	USD	3,798,237	01/25/19	HSBC Bank Plc	(66,719)
AUD	3,881,000	USD	2,779,413	01/25/19	Morgan Stanley & Co.	(45,925)
BRL	1,145,000	USD	298,846	01/16/19	Citibank N.A.	(3,718)
BRL	18,264,574	USD	4,860,876	01/03/19	Deutsche Bank AG	(148,349)
BRL	24,984,832	USD	6,455,292	01/03/19	HSBC Bank Plc	(8,841)
BRL	10,288,890	USD	2,677,699	01/16/19	HSBC Bank Plc	(25,697)
BRL	16,851,945	USD	4,385,535	01/03/19	JPMorgan Chase Bank N.A. London	(37,488)
BRL	526,000	USD	135,555	01/18/19	JPMorgan Chase Bank N.A. London	7
BRL	59,209,528	USD	15,387,257	01/03/19	Morgan Stanley & Co.	(110,334)
BRL	2,103,520	USD	534,159	01/16/19	Morgan Stanley & Co.	8,031
BRL	2,881,730	USD	735,886	01/16/19	Natwest Markets Plc	6,891
CAD	1,231,000	USD	940,161	01/25/19	HSBC Bank Plc	(38,342)
CAD	7,002,000	USD	5,247,800	01/25/19	JPMorgan Chase Bank N.A. London	(118,199)
CAD	4,010,000	USD	3,043,043	01/25/19	Morgan Stanley & Co.	(105,354)
CLP	1,093,801,000	USD	1,584,415	01/11/19	BNP Paribas S.A.	(8,230)
CLP	359,357,840	USD	529,993	01/16/19	Citibank N.A.	(12,058)
CLP	248,671,450	USD	371,929	01/16/19	Credit Suisse International	(13,524)
CLP	100,919,000	USD	148,347	01/11/19	Deutsche Bank AG	(2,921)
CLP	3,281,403,000	USD	4,742,771	01/11/19	JPMorgan Chase Bank N.A. London	(14,216)
CLP	765,196,620	USD	1,126,750	01/16/19	JPMorgan Chase Bank N.A. London	(23,889)
CLP	413,372,000	USD	610,594	01/18/19	JPMorgan Chase Bank N.A. London	(14,767)
CLP	434,810,000	USD	632,175	01/28/19	Morgan Stanley & Co.	(5,220)
CNY	6,808,110	USD	979,486	01/16/19	Deutsche Bank AG	12,161
COP	2,653,114,140	USD	865,334	01/16/19	Deutsche Bank AG	(48,761)
COP	388,782,000	USD	122,722	02/08/19	Deutsche Bank AG	(3,181)
COP	1,807,772,140	USD	564,224	02/14/19	Deutsche Bank AG	(8,598)
COP	5,796,794,980	USD	1,823,755	01/16/19	HSBC Bank Plc	(39,623)
COP	4,314,279,000	USD	1,349,583	02/08/19	HSBC Bank Plc	(23,050)
COP	1,944,006,160	USD	597,512	02/14/19	HSBC Bank Plc	(15)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
COP	1,017,643,000	USD	310,068	01/18/19	JPMorgan Chase Bank N.A. London	$3,117
COP	1,739,023,920	USD	544,023	02/14/19	Natwest Markets Plc	(9,528)
CZK	39,707,510	USD	1,750,234	01/16/19	Citibank N.A.	14,108
CZK	53,045,000	USD	2,339,567	01/16/19	Deutsche Bank AG	17,406
CZK	13,216,800	USD	580,471	01/16/19	HSBC Bank Plc	6,797
EUR	124,693	USD	142,369	01/31/19	Barclays Bank Plc	506
EUR	904,960	USD	1,033,386	01/16/19	Citibank N.A.	2,234
EUR	410,000	USD	466,455	01/18/19	Citibank N.A.	2,820
EUR	445,000	USD	509,525	01/03/19	Goldman Sachs International	(823)
EUR	430,000	USD	492,883	01/16/19	HSBC Bank Plc	(798)
EUR	4,488,264	USD	5,190,514	01/31/19	HSBC Bank Plc	(47,786)
EUR	357,500	USD	416,988	01/15/19	JPMorgan Chase Bank N.A. London	(7,905)
EUR	1,440,000	USD	1,645,943	01/16/19	JPMorgan Chase Bank N.A. London	1,968
EUR	1,300,000	USD	1,471,893	01/18/19	JPMorgan Chase Bank N.A. London	16,053
EUR	20,679,931	USD	23,997,072	01/31/19	JPMorgan Chase Bank N.A. London	(301,661)
EUR	720,000	USD	834,138	02/11/19	JPMorgan Chase Bank N.A. London	(8,391)
EUR	1,580,525	USD	1,814,399	01/31/19	Morgan Stanley & Co.	(3,408)
EUR	1,453,030	USD	1,665,062	01/16/19	Natwest Markets Plc	(2,240)
EUR	1,249,120	USD	1,428,766	01/16/19	Toronto-Dominion Bank	705
GBP	128,238	USD	161,742	02/22/19	Barclays Bank Plc	1,982
GBP	1,588,000	USD	2,050,121	02/22/19	HSBC Bank Plc	(22,687)
GBP	145,000	USD	185,598	02/22/19	Morgan Stanley & Co.	(474)
HUF	272,039,980	USD	974,201	01/16/19	Citibank N.A.	(3,981)
HUF	414,542,028	USD	1,478,383	01/16/19	HSBC Bank Plc	65
HUF	126,332,080	USD	449,383	01/16/19	JPMorgan Chase Bank N.A. London	1,176
HUF	480,030,000	USD	1,694,419	02/01/19	JPMorgan Chase Bank N.A. London	19,450
IDR	7,834,334,370	USD	524,733	01/16/19	Deutsche Bank AG	19,370
IDR	12,624,185,120	USD	860,642	02/14/19	Deutsche Bank AG	13,447
IDR	8,628,972,860	USD	577,389	01/16/19	HSBC Bank Plc	21,903
IDR	30,275,913,092	USD	2,057,333	02/14/19	HSBC Bank Plc	38,948
IDR	2,670,557,040	USD	180,273	01/16/19	JPMorgan Chase Bank N.A. London	5,201
IDR	49,517,316,000	USD	3,376,442	01/18/19	JPMorgan Chase Bank N.A. London	61,864
IDR	8,575,538,110	USD	582,142	02/14/19	JPMorgan Chase Bank N.A. London	11,621
IDR	9,392,520,000	USD	653,848	01/03/19	Morgan Stanley & Co.	(682)
IDR	2,670,555,000	USD	179,593	01/16/19	Morgan Stanley & Co.	5,880
IDR	9,392,520,000	USD	645,956	02/04/19	Morgan Stanley & Co.	5,059
IDR	2,761,316,960	USD	187,934	02/14/19	Morgan Stanley & Co.	3,257
INR	106,392,050	USD	1,468,818	01/16/19	HSBC Bank Plc	52,876
INR	141,539,000	USD	1,933,598	02/08/19	JPMorgan Chase Bank N.A. London	85,616
INR	17,736,570	USD	251,262	01/16/19	Morgan Stanley & Co.	2,419
JPY	19,279,320	USD	171,658	01/16/19	Citibank N.A.	4,190
JPY	195,400,000	USD	1,753,763	01/18/19	Citibank N.A.	28,784
JPY	21,794,450	USD	192,557	01/16/19	Deutsche Bank AG	6,233
JPY	90,561,390	USD	809,494	01/16/19	HSBC Bank Plc	16,527
JPY	45,928,800	USD	409,842	01/16/19	JPMorgan Chase Bank N.A. London	9,080
JPY	10,586,000	USD	94,435	02/22/19	JPMorgan Chase Bank N.A. London	2,404
JPY	1,546,348,000	USD	13,917,282	01/25/19	Morgan Stanley & Co.	197,115

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
JPY	257,768,000	USD	2,318,050	02/22/19	Morgan Stanley & Co.	$39,951
JPY	57,614,280	USD	513,451	01/16/19	Natwest Markets Plc	12,055
JPY	101,832,110	USD	902,172	01/16/19	State Street Bank and Trust	26,651
JPY	88,188,400	USD	786,216	01/16/19	Toronto-Dominion Bank	18,161
KRW	53,011,540	USD	46,933	01/16/19	Citibank N.A.	595
KRW	296,951,410	USD	264,946	01/16/19	HSBC Bank Plc	1,287
KRW	3,402,779,000	USD	3,040,200	03/08/19	HSBC Bank Plc	16,107
KRW	1,108,873,400	USD	984,650	01/16/19	JPMorgan Chase Bank N.A. London	9,513
KRW	6,709,646,000	USD	5,977,420	03/08/19	JPMorgan Chase Bank N.A. London	49,046
KZT	82,856,680	USD	222,315	02/25/19	Citibank N.A.	(7,058)
KZT	57,884,580	USD	150,741	02/11/19	HSBC Bank Plc	67
KZT	41,971,980	USD	110,744	02/08/19	JPMorgan Chase Bank N.A. London	(1,327)
KZT	47,315,550	USD	123,944	03/29/19	JPMorgan Chase Bank N.A. London	(1,709)
KZT	114,828,270	USD	320,749	01/31/19	Morgan Stanley & Co.	(20,932)
KZT	36,979,810	USD	100,653	02/08/19	Morgan Stanley & Co.	(4,250)
KZT	77,715,200	USD	206,415	02/06/19	Natwest Markets Plc	(3,735)
KZT	29,433,990	USD	78,157	02/07/19	Natwest Markets Plc	(1,410)
KZT	33,720,110	USD	88,446	02/13/19	Natwest Markets Plc	(630)
KZT	59,722,330	USD	158,037	02/28/19	Natwest Markets Plc	(2,977)
KZT	67,857,300	USD	180,232	03/14/19	Natwest Markets Plc	(4,488)
KZT	49,920,210	USD	128,660	04/03/19	Natwest Markets Plc	196
KZT	128,190,390	USD	334,119	04/08/19	Natwest Markets Plc	(3,509)
MXN	11,117,600	USD	545,882	01/16/19	Citibank N.A.	17,624
MXN	40,615,035	USD	2,066,509	01/18/19	Citibank N.A.	(8,543)
MXN	34,617,200	USD	1,723,538	01/16/19	HSBC Bank Plc	31,067
MXN	6,530,000	USD	321,482	01/16/19	JPMorgan Chase Bank N.A. London	9,498
MXN	67,097,000	USD	3,305,466	02/01/19	JPMorgan Chase Bank N.A. London	86,892
MXN	84,012,000	USD	4,184,573	02/22/19	JPMorgan Chase Bank N.A. London	48,805
MXN	11,551,640	USD	578,406	01/16/19	Morgan Stanley & Co.	7,100
MXN	48,282,182	USD	2,361,651	02/22/19	Morgan Stanley & Co.	71,296
MXN	21,240,460	USD	1,036,345	01/16/19	Natwest Markets Plc	40,248
MXN	4,714,090	USD	232,999	01/16/19	State Street Bank and Trust	5,940
MXN	8,162,120	USD	395,161	01/16/19	Toronto-Dominion Bank	18,544
MYR	16,607,561	USD	3,966,628	02/08/19	HSBC Bank Plc	50,065
MYR	9,810,960	USD	2,353,392	01/16/19	Morgan Stanley & Co.	20,206
MYR	4,615,150	USD	1,105,064	02/14/19	Morgan Stanley & Co.	11,078
PEN	448,000	USD	132,670	01/18/19	JPMorgan Chase Bank N.A. London	(144)
PHP	27,972,130	USD	532,134	01/16/19	HSBC Bank Plc	(863)
PHP	140,286,000	USD	2,608,094	01/11/19	JPMorgan Chase Bank N.A. London	57,451
PHP	93,766,000	USD	1,767,522	01/18/19	JPMorgan Chase Bank N.A. London	13,063
PHP	5,365,010	USD	100,482	02/14/19	JPMorgan Chase Bank N.A. London	1,154
PLN	2,633,150	USD	700,249	01/16/19	Citibank N.A.	801
PLN	1,775,360	USD	471,648	01/16/19	HSBC Bank Plc	1,024
PLN	24,440,000	USD	6,446,682	02/01/19	JPMorgan Chase Bank N.A. London	62,311
PLN	1,628,000	USD	433,278	02/22/19	Morgan Stanley & Co.	539
PLN	6,056,280	USD	1,617,293	01/16/19	Toronto-Dominion Bank	(4,868)
RON	660,000	USD	161,363	01/18/19	BNP Paribas S.A.	651

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
RON	1,171,200	USD	285,035	01/16/19	Deutsche Bank AG	$2,476
RON	900,990	USD	220,959	01/16/19	JPMorgan Chase Bank N.A. London	219
RON	8,085,835	USD	1,990,182	01/18/19	JPMorgan Chase Bank N.A. London	(5,312)
RON	21,972,000	USD	5,351,184	02/01/19	JPMorgan Chase Bank N.A. London	41,056
RON	7,587,330	USD	1,852,364	01/16/19	Morgan Stanley & Co.	10,202
RON	6,559,000	USD	1,617,709	01/18/19	Morgan Stanley & Co.	(7,638)
RON	8,445,000	USD	2,060,122	01/16/19	Natwest Markets Plc	12,988
RUB	30,358,850	USD	444,460	01/16/19	Deutsche Bank AG	(7,265)
RUB	172,429,970	USD	2,517,387	01/16/19	HSBC Bank Plc	(34,237)
RUB	41,580,620	USD	613,400	01/16/19	JPMorgan Chase Bank N.A. London	(14,601)
RUB	386,908,000	USD	5,847,844	01/18/19	JPMorgan Chase Bank N.A. London	(277,546)
RUB	31,722,750	USD	467,901	01/16/19	Morgan Stanley & Co.	(11,064)
SEK	722,000	USD	82,200	01/18/19	HSBC Bank Plc	(663)
SEK	9,673,000	USD	1,081,857	01/18/19	JPMorgan Chase Bank N.A. London	10,533
SEK	18,797,000	USD	2,106,649	01/18/19	Morgan Stanley & Co.	16,131
THB	80,960,040	USD	2,491,651	01/16/19	HSBC Bank Plc	(4,974)
THB	73,199,316	USD	2,240,185	02/14/19	HSBC Bank Plc	9,599
THB	115,922,020	USD	3,535,122	03/13/19	HSBC Bank Plc	31,269
THB	49,102,080	USD	1,492,154	02/14/19	JPMorgan Chase Bank N.A. London	17,001
THB	101,143,152	USD	3,113,726	01/16/19	Morgan Stanley & Co.	(7,127)
THB	16,480,280	USD	504,138	02/14/19	Morgan Stanley & Co.	2,384
THB	111,049,432	USD	3,377,210	03/13/19	Morgan Stanley & Co.	39,275
THB	15,667,130	USD	486,338	01/16/19	Natwest Markets Plc	(5,124)
THB	22,968,980	USD	699,223	02/14/19	Natwest Markets Plc	6,730
TRY	7,179,273	USD	1,310,570	01/16/19	Citibank N.A.	28,576
TRY	4,810,000	USD	881,588	01/16/19	HSBC Bank Plc	15,619
TRY	5,005,000	USD	894,300	02/01/19	JPMorgan Chase Bank N.A. London	31,157
TRY	10,495,816	USD	1,887,567	01/16/19	Morgan Stanley & Co.	70,211
TRY	3,085,827	USD	576,786	01/16/19	Natwest Markets Plc	(1,188)
TWD	15,822,010	USD	515,298	01/16/19	HSBC Bank Plc	33
TWD	3,442,000	USD	113,064	02/11/19	HSBC Bank Plc	(706)
TWD	14,124,890	USD	459,615	01/16/19	JPMorgan Chase Bank N.A. London	440
TWD	15,815,260	USD	513,834	01/16/19	Natwest Markets Plc	1,277
ZAR	28,633,000	USD	2,025,793	02/08/19	Barclays Bank Plc	(43,879)
ZAR	5,889,230	USD	409,860	01/16/19	Citibank N.A.	(1,071)
ZAR	33,254,670	USD	2,348,535	01/16/19	HSBC Bank Plc	(40,233)
ZAR	2,990,660	USD	213,231	01/16/19	JPMorgan Chase Bank N.A. London	(5,641)
ZAR	19,789,000	USD	1,363,222	02/01/19	JPMorgan Chase Bank N.A. London	7,705
ZAR	7,372,580	USD	507,360	01/16/19	Morgan Stanley & Co.	4,392
ZAR	4,624,341	USD	327,798	02/08/19	Morgan Stanley & Co.	(7,711)
ZAR	5,353,120	USD	371,493	01/16/19	Natwest Markets Plc	82
USD	292,876	ARS	11,912,000	02/15/19	Citibank N.A.	(5,060)
USD	114,784	ARS	4,465,080	01/16/19	HSBC Bank Plc	(1,570)
USD	884,807	AUD	1,200,000	01/18/19	Citibank N.A.	39,737
USD	3,470,869	AUD	4,911,500	01/25/19	HSBC Bank Plc	11,573
USD	48,774	AUD	67,000	01/25/19	Morgan Stanley & Co.	1,584
USD	1,152,780	BRL	4,457,160	01/16/19	Citibank N.A.	3,928

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	4,713,682	BRL	18,264,574	01/03/19	Deutsche Bank AG	$1,156
USD	6,540,037	BRL	24,966,400	01/16/19	Deutsche Bank AG	104,846
USD	6,223,427	BRL	24,984,832	01/03/19	HSBC Bank Plc	(223,024)
USD	1,113,372	BRL	4,394,980	01/16/19	HSBC Bank Plc	(19,452)
USD	2,852,839	BRL	11,095,832	04/02/19	HSBC Bank Plc	9,582
USD	4,173,367	BRL	16,851,945	01/03/19	JPMorgan Chase Bank N.A. London	(174,680)
USD	9,500,513	BRL	37,305,400	01/18/19	JPMorgan Chase Bank N.A. London	(113,973)
USD	14,877,036	BRL	59,209,528	01/03/19	Morgan Stanley & Co.	(399,886)
USD	387,095	BRL	1,519,930	01/16/19	Morgan Stanley & Co.	(4,673)
USD	2,854,717	BRL	11,096,000	04/02/19	Morgan Stanley & Co.	11,417
USD	172,783	CAD	229,000	01/25/19	Deutsche Bank AG	5,020
USD	804,396	CAD	1,075,000	01/17/19	HSBC Bank Plc	17,017
USD	8,002,158	CAD	10,493,000	01/25/19	JPMorgan Chase Bank N.A. London	315,083
USD	1,585,334	CLP	1,093,801,000	04/05/19	BNP Paribas S.A.	7,974
USD	4,533,626	CLP	3,058,973,623	01/11/19	Deutsche Bank AG	125,596
USD	589,697	CLP	395,480,000	01/16/19	Deutsche Bank AG	19,700
USD	4,552,814	CLP	3,019,881,426	01/11/19	HSBC Bank Plc	201,116
USD	4,744,444	CLP	3,281,403,000	04/05/19	JPMorgan Chase Bank N.A. London	12,365
USD	854,256	CLP	584,872,767	01/11/19	Morgan Stanley & Co.	11,445
USD	979,540	CNY	6,808,110	01/16/19	HSBC Bank Plc	(12,106)
USD	260,655	COP	846,607,310	02/14/19	Credit Suisse International	447
USD	525,319	COP	1,705,792,380	02/14/19	Deutsche Bank AG	1,038
USD	871,160	COP	2,759,957,030	01/16/19	HSBC Bank Plc	21,704
USD	727,153	COP	2,317,655,640	02/14/19	HSBC Bank Plc	14,814
USD	2,138,537	COP	6,794,560,000	01/18/19	JPMorgan Chase Bank N.A. London	47,473
USD	1,467,254	COP	4,703,061,000	02/08/19	Morgan Stanley & Co.	21,180
USD	189,583	COP	598,512,330	02/14/19	Morgan Stanley & Co.	5,628
USD	321,504	CZK	7,291,640	01/16/19	Citibank N.A.	(2,489)
USD	343,612	CZK	7,810,000	01/16/19	Deutsche Bank AG	(3,413)
USD	441,595	CZK	10,045,620	01/16/19	HSBC Bank Plc	(4,766)
USD	502,637	CZK	11,439,870	01/16/19	JPMorgan Chase Bank N.A. London	(5,675)
USD	324,504	EUR	285,000	01/22/19	Bank of America, N.A.	(1,809)
USD	614,141	EUR	535,000	01/24/19	Barclays Bank Plc	1,488
USD	325,886	EUR	285,000	01/31/19	Barclays Bank Plc	(672)
USD	4,317,839	EUR	3,765,000	01/18/19	Citibank N.A.	8,521
USD	913,039	EUR	805,000	02/11/19	Citibank N.A.	(10,192)
USD	399,254	EUR	350,000	01/10/19	Deutsche Bank AG	(1,080)
USD	609,699	EUR	535,000	01/17/19	Deutsche Bank AG	(2,596)
USD	319,446	EUR	280,000	01/22/19	Deutsche Bank AG	(1,141)
USD	13,390,255	EUR	11,324,353	01/31/19	Deutsche Bank AG	414,622
USD	508,151	EUR	445,000	01/03/19	Goldman Sachs International	(551)
USD	510,867	EUR	445,000	02/04/19	Goldman Sachs International	808
USD	126,266	EUR	110,000	01/24/19	HSBC Bank Plc	300
USD	5,062,570	EUR	4,342,728	01/31/19	HSBC Bank Plc	86,600
USD	466,396	EUR	410,000	01/15/19	JPMorgan Chase Bank N.A. London	(2,762)
USD	4,242,476	EUR	3,693,270	01/16/19	JPMorgan Chase Bank N.A. London	15,962
USD	135,641	EUR	116,002	01/18/19	JPMorgan Chase Bank N.A. London	2,869

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	14,600,231	EUR	12,606,360	01/31/19	JPMorgan Chase Bank N.A. London	$155,653
USD	516,535	EUR	453,580	01/16/19	State Street Bank and Trust	(2,534)
USD	1,273,145	EUR	1,113,620	01/16/19	Toronto-Dominion Bank	(1,262)
USD	650,233	EUR	570,000	01/22/19	UBS AG	(2,392)
USD	3,344,118	GBP	2,623,000	02/22/19	JPMorgan Chase Bank N.A. London	(4,722)
USD	68,515	HUF	19,630,000	01/16/19	Citibank N.A.	(1,495)
USD	125,090	HUF	35,510,000	01/16/19	Credit Suisse International	(1,555)
USD	1,226,980	HUF	346,726,290	01/16/19	HSBC Bank Plc	(9,605)
USD	1,765,295	HUF	497,224,000	02/01/19	JPMorgan Chase Bank N.A. London	(9,962)
USD	1,048,790	HUF	297,331,600	01/16/19	Toronto-Dominion Bank	(11,632)
USD	920,197	IDR	14,389,112,712	01/18/19	Citibank N.A.	(78,932)
USD	782,440	IDR	11,617,526,690	01/16/19	Deutsche Bank AG	(24,411)
USD	162,595	IDR	2,370,628,970	02/14/19	Deutsche Bank AG	(1,546)
USD	1,676,649	IDR	25,103,392,270	01/16/19	HSBC Bank Plc	(66,809)
USD	1,281,699	IDR	18,631,600,990	02/14/19	HSBC Bank Plc	(8,338)
USD	347,959	IDR	5,020,000,000	01/18/19	JPMorgan Chase Bank N.A. London	(612)
USD	647,291	IDR	9,392,520,000	01/03/19	Morgan Stanley & Co.	(5,874)
USD	1,511	IDR	23,360,000	01/16/19	Morgan Stanley & Co.	(111)
USD	322,305	IDR	4,723,381,648	02/14/19	Morgan Stanley & Co.	(4,738)
USD	119,289	IDR	1,769,077,750	01/16/19	Natwest Markets Plc	(3,576)
USD	1,927,598	ILS	6,853,092	01/17/19	Deutsche Bank AG	91,599
USD	7,783,831	ILS	27,663,436	01/17/19	HSBC Bank Plc	372,571
USD	251,940	INR	17,649,170	01/16/19	Citibank N.A.	(491)
USD	709,652	INR	51,007,980	01/16/19	HSBC Bank Plc	(19,900)
USD	1,358,736	INR	97,911,000	02/08/19	HSBC Bank Plc	(38,076)
USD	441,587	INR	32,832,000	02/08/19	JPMorgan Chase Bank N.A. London	(26,800)
USD	520,386	INR	37,353,280	01/16/19	Morgan Stanley & Co.	(13,868)
USD	258,282	INR	18,118,190	01/16/19	Natwest Markets Plc	(858)
USD	595,159	JPY	67,425,000	01/18/19	Citibank N.A.	(19,929)
USD	3,099,138	JPY	349,107,000	01/25/19	HSBC Bank Plc	(87,360)
USD	5,831,127	JPY	653,922,000	01/25/19	JPMorgan Chase Bank N.A. London	(137,590)
USD	2,164,469	JPY	240,018,000	01/25/19	Morgan Stanley & Co.	(26,311)
USD	3,850,268	JPY	428,119,500	01/16/19	Toronto-Dominion Bank	(54,661)
USD	229,100	KRW	255,400,890	01/16/19	HSBC Bank Plc	120
USD	2,720,391	KRW	3,057,539,000	03/08/19	HSBC Bank Plc	(25,827)
USD	9,168,491	KRW	10,319,015,000	03/08/19	JPMorgan Chase Bank N.A. London	(99,836)
USD	269,885	KRW	298,951,480	01/16/19	Morgan Stanley & Co.	1,859
USD	9,899,793	KRW	11,140,732,000	03/08/19	Morgan Stanley & Co.	(106,584)
USD	1,101,887	MXN	22,478,370	01/16/19	Citibank N.A.	(37,451)
USD	899,295	MXN	18,110,000	01/18/19	Citibank N.A.	(18,340)
USD	810,000	MXN	16,705,035	02/05/19	Citibank N.A.	(34,062)
USD	3,999	MXN	80,000	01/16/19	Deutsche Bank AG	(56)
USD	1,184,790	MXN	24,055,950	01/16/19	HSBC Bank Plc	(34,509)
USD	4,322,451	MXN	88,306,123	02/22/19	HSBC Bank Plc	(127,309)
USD	1,829,144	MXN	37,657,070	01/16/19	JPMorgan Chase Bank N.A. London	(79,541)
USD	3,618,879	MXN	73,426,000	02/01/19	JPMorgan Chase Bank N.A. London	(93,468)
USD	3,216,906	MXN	66,071,432	02/22/19	JPMorgan Chase Bank N.A. London	(112,445)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	26,980	MXN	548,640	01/16/19	Morgan Stanley & Co.	$(828)
USD	421,707	MXN	8,730,000	01/16/19	State Street Bank and Trust	(20,781)
USD	1,420,916	MXN	28,666,750	01/16/19	Toronto-Dominion Bank	(32,085)
USD	8,240,544	MYR	34,331,753	02/08/19	HSBC Bank Plc	(62,911)
USD	498,368	MYR	2,084,870	01/16/19	Morgan Stanley & Co.	(6,031)
USD	488,069	MYR	2,045,590	02/14/19	Morgan Stanley & Co.	(6,642)
USD	1,288,371	PEN	4,365,000	01/16/19	Credit Suisse International	(2,965)
USD	1,531,728	PEN	5,189,070	01/16/19	HSBC Bank Plc	(3,400)
USD	1,289,780	PEN	4,360,360	01/16/19	Morgan Stanley & Co.	(183)
USD	2,576,852	PHP	140,286,000	01/11/19	HSBC Bank Plc	(88,692)
USD	400,304	PHP	21,519,260	02/14/19	HSBC Bank Plc	(7,359)
USD	1,260,668	PHP	67,166,000	04/12/19	JPMorgan Chase Bank N.A. London	(7,068)
USD	168,744	PHP	9,144,230	02/14/19	Morgan Stanley & Co.	(4,486)
USD	143,153	PLN	540,100	01/16/19	Citibank N.A.	(643)
USD	267,885	PLN	1,000,280	01/16/19	HSBC Bank Plc	1,571
USD	969,604	PLN	3,655,000	02/01/19	JPMorgan Chase Bank N.A. London	(3,814)
USD	462,881	PLN	1,750,870	01/16/19	Natwest Markets Plc	(3,271)
USD	192,982	PLN	730,000	01/16/19	State Street Bank and Trust	(1,373)
USD	823,495	PLN	3,100,780	01/16/19	Toronto-Dominion Bank	(2,057)
USD	638,043	RON	2,610,970	01/16/19	Citibank N.A.	(2,907)
USD	484,832	RON	1,990,000	01/16/19	HSBC Bank Plc	(3,681)
USD	105,341	RON	430,000	01/16/19	JPMorgan Chase Bank N.A. London	(217)
USD	4,053,587	RON	16,225,853	01/18/19	JPMorgan Chase Bank N.A. London	70,546
USD	175,233	RON	718,000	02/01/19	JPMorgan Chase Bank N.A. London	(974)
USD	56,512	RON	231,580	01/16/19	Morgan Stanley & Co.	(337)
USD	643,472	RON	2,594,992	01/18/19	Morgan Stanley & Co.	6,466
USD	1,391,464	RUB	91,870,000	01/18/19	Citibank N.A.	68,815
USD	197,186	RUB	13,193,170	01/16/19	Deutsche Bank AG	7,193
USD	2,127,603	RUB	142,304,630	01/16/19	HSBC Bank Plc	78,285
USD	4,989,099	RUB	332,968,000	01/18/19	HSBC Bank Plc	195,372
USD	933,562	RUB	63,113,870	01/16/19	JPMorgan Chase Bank N.A. London	24,664
USD	1,390,311	RUB	92,916,000	01/18/19	JPMorgan Chase Bank N.A. London	52,603
USD	2,721,826	RUB	180,222,950	01/16/19	Morgan Stanley & Co.	126,449
USD	798,699	RUB	53,940,000	01/18/19	Morgan Stanley & Co.	22,127
USD	6,698,953	SEK	59,516,474	01/18/19	HSBC Bank Plc	(22,353)
USD	791,246	THB	26,149,450	02/14/19	Citibank N.A.	(12,459)
USD	970,463	THB	31,859,670	02/14/19	Deutsche Bank AG	(8,746)
USD	995,930	THB	32,654,650	01/16/19	HSBC Bank Plc	(7,054)
USD	1,790,108	THB	57,593,685	02/08/19	HSBC Bank Plc	20,301
USD	2,567,756	THB	84,715,460	02/14/19	HSBC Bank Plc	(35,978)
USD	1,610,975	THB	52,664,050	03/13/19	HSBC Bank Plc	(9,258)
USD	2,281,806	THB	74,846,000	01/18/19	JPMorgan Chase Bank N.A. London	(17,161)
USD	4,473,422	THB	144,900,873	02/08/19	JPMorgan Chase Bank N.A. London	20,737
USD	1,797,897	THB	59,016,560	02/14/19	JPMorgan Chase Bank N.A. London	(15,979)
USD	752,378	THB	24,748,710	02/14/19	Morgan Stanley & Co.	(8,275)
USD	238,333	THB	7,756,560	03/13/19	Morgan Stanley & Co.	(301)
USD	1,964,630	THB	64,919,400	02/14/19	Natwest Markets Plc	(30,671)
USD	1,079,057	THB	35,325,630	03/13/19	Natwest Markets Plc	(7,751)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	615,574	TRY	3,294,770	01/16/19	Citibank N.A.	$1,003
USD	152,763	TRY	823,220	01/16/19	HSBC Bank Plc	(792)
USD	231,532	TRY	1,247,080	01/16/19	JPMorgan Chase Bank N.A. London	(1,085)
USD	1,518,513	TRY	8,396,000	02/01/19	JPMorgan Chase Bank N.A. London	(33,960)
USD	4,988,369	TWD	153,118,000	02/11/19	HSBC Bank Plc	(9,894)
USD	1,486,750	TWD	45,762,160	01/16/19	Morgan Stanley & Co.	(3,747)
USD	281,879	TWD	8,672,000	02/11/19	Morgan Stanley & Co.	(1,203)
USD	1,130,791	ZAR	15,619,000	02/08/19	Barclays Bank Plc	49,677
USD	1,124,689	ZAR	15,633,560	01/16/19	Citibank N.A.	39,518
USD	157,606	ZAR	2,200,000	01/16/19	Deutsche Bank AG	4,898
USD	182,305	ZAR	2,608,310	01/16/19	HSBC Bank Plc	1,255
USD	7,097,541	ZAR	104,979,484	02/08/19	HSBC Bank Plc	(168,910)
USD	241,965	ZAR	3,386,080	01/16/19	JPMorgan Chase Bank N.A. London	6,927
USD	2,036,316	ZAR	29,585,000	02/01/19	JPMorgan Chase Bank N.A. London	(13,248)
USD	1,002,424	ZAR	14,267,000	02/08/19	JPMorgan Chase Bank N.A. London	14,893
USD	432,122	ZAR	6,142,400	01/16/19	Morgan Stanley & Co.	5,761
USD	247,578	ZAR	3,610,906	02/08/19	Morgan Stanley & Co.	(2,361)
USD	1,485,032	ZAR	21,421,230	01/16/19	Toronto-Dominion Bank	(1,879)

						$(92,255)

U.S. Treasury securities in the amount of $124,000 received at the custodian bank as collateral for forward foreign currency contracts.

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
50	Euro-BTP	Mar 2019	$7,305,870	$176,942
207	U.S. Long Bond	Mar 2019	30,222,000	772,256
249	U.S. Treasury Note 10-Year	Mar 2019	30,381,891	743,382
5	U.S. Treasury Note 2-Year	Mar 2019	1,061,563	7,241
99	U.S. Treasury Note 5-Year	Mar 2019	11,354,062	184,017
133	U.S. Ultra 10-Year	Mar 2019	17,300,391	274,226
7	U.S. Ultra Bond	Mar 2019	1,124,594	30,144

				$2,188,208

Sales
125	Euro-Bund	Mar 2019	$23,368,840	$(321,328)
34	Euro-Buxl	Mar 2019	7,020,174	(154,727)
59	Euro-OAT	Mar 2019	10,170,832	(2,085)
168	U.S. Treasury Note 10-Year	Mar 2019	20,498,625	(155,114)
152	U.S. Treasury Note 5-Year	Mar 2019	17,432,500	(196,153)
32	U.S. Ultra 10-Year	Mar 2019	4,162,500	778
64	U.S. Ultra Bond	Mar 2019	10,282,000	(525,387)
13	U.S. Ultra Bond	Mar 2019	2,088,531	2,024

				$(1,351,992)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Written Options

Written Currency Options — 0.0%

Type of Contract	Counterparty	Notional Value		Premiums Received	Value at December 31, 2018
CALL — EUR/USD Option	UBS Securities LLC	USD	1,491,000	$6,839	$(835)
Strike @ EUR 1.13
Expires 01/11/2019
CALL — EUR/USD Option	UBS Securities LLC	USD	2,840,000	17,892	(6,330)
Strike @ EUR 1.12
Expires 02/07/2019
CALL — MXN/USD Option	UBS Securities LLC	USD	1,320,000	22,928	(1,620)

Strike @ MXN 21.50
Expires 01/31/2019
Total Written Currency Options				$47,659	$(8,785)

Written Futures Options — 0.0%

Type of Contract	Counterparty	Number of Contracts	Notional Value	Premiums Received	Value at December 31, 2018
CALL — U.S. Treasury Note 5-Year Futures Option	UBS Securities LLC	22	$2,523,125	$3,056	$(13,062)
Strike @ $ 114.25
Expires 01/25/2019
PUT — S&P E-mini Futures Option	UBS Securities LLC	1	125,263	248	(487)
Strike @ $ 2,300.00
Expires 01/18/2019
PUT — S&P E-mini Futures	UBS Securities LLC	19	2,379,988	16,948	(7,363)

Option
Strike @ $ 2,100.00
Expires 02/15/2019
Total Written Futures Options				$20,252	$(20,912)

Total Written Options				$67,911	$(29,697)

OTC — Interest Rate Swaps

Payments Received by Fund	Payments Made by Fund	Maturity Date	Counterparty	Upfront Premiums Paid (Received)	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
12-Month US CPI	2.32%	09/14/23	HSBC Sec. New York	$—	$11,300,000	$(309,305)	$(309,305)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Centrally Cleared Interest Rate Swaps

Payments Received by Fund	Payments Made by Fund	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
3-Month USD CDOR	3.01%	10/31/48	$—	CAD	150,000	$(7,839)	$(7,839)
3-Month USD CDOR	2.94%	09/25/48	—	CAD	40,000	(1,690)	(1,690)
3-Month USD CDOR	2.81%	09/12/48	—	CAD	1,860,000	(39,391)	(39,391)
3-Month USD HIBOR	2.95%	11/12/23	—	HKD	35,000,000	(132,700)	(132,700)
3-Month USD LIBOR	3.30%	12/18/29	(5,956)	USD	1,141,000	(53,641)	(47,685)
3.23%	3-Month USD LIBOR	12/18/21	8,386	USD	5,163,000	71,295	62,909
6-Month USD EURIBOR	0.86%	12/11/28	—	EUR	9,900,000	(66,933)	(66,933)
6-Month USD LIBOR	1.77%	10/11/28	—	GBP	2,400,000	(98,459)	(98,459)
6-Month USD LIBOR	1.77%	10/11/28	—	GBP	1,404,000	(57,432)	(57,432)
6-Month USD LIBOR	1.77%	10/11/28	—	GBP	1,315,405	(53,498)	(53,498)
6-Month USD LIBOR	1.55%	11/28/28	—	GBP	200,000	(2,910)	(2,910)
6-Month USD LIBOR	1.27%	10/26/21	656	GBP	1,348,000	(36)	(692)
6-Month USD WIBOR	2.98%	09/17/28	—	PLN	34,190,000	(411,016)	(411,016)
6-Month USD WIBOR	2.97%	11/12/28	—	PLN	8,400,000	(98,713)	(98,713)
6-Month USD WIBOR	2.93%	11/05/28	—	PLN	1,135,000	(12,152)	(12,152)

							$(968,201)

OTC Credit Default Swaps

Buy Protection

Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfronts Premiums Paid/ (Received)	Value
525,000	USD	12/20/23	Barclays Bank Plc	(1.00%)	Republic of South Africa, 5.50%, 03/09/20	$(382)	$28,819	$28,437
1,620,000	EUR	12/20/23	JPMorgan Chase Bank N.A.	(1.00%)	Bayerische Motoren Werke Aktiengesellschaft, 0.13%, 01/12/21	21,387	(39,342)	(17,955)
710,526	EUR	12/20/23	JPMorgan Chase Bank N.A.	(1.00%)	Daimler AG, 0.63, 03/05/20	1,491	(2,507)	(1,016)
1,620,000	EUR	12/20/23	JPMorgan Chase Bank N.A.	(1.00%)	Volkswagen Aktiengesellschaft, 0.50%, 03/30/21	16,830	(964)	15,866
4,060,000	EUR	12/20/23	JPMorgan Chase Bank N.A.	(5.00%)	Glencore International AG, 6.50%, 02/27/19	59,696	(704,056)	(644,360)
2,760,000	USD	12/20/23	JPMorgan Chase Bank N.A.	(5.00%)	Ford Motor Co., 4.35, 12/08/26	118,142	(407,975)	(289,833)
5,640,000	USD	12/20/23	JPMorgan Chase Bank N.A.	(1.00%)	Bank of China Ltd., 3.13%, 01/23/19	8,436	(56,485)	(48,049)
909,474	EUR	12/20/23	JPMorgan Chase Bank N.A.	(1.00%)	Daimler AG, 0.63, 03/05/20	6,862	(8,163)	(1,301)
100,000	EUR	12/20/23	JPMorgan Chase Bank N.A.	(1.00%)	Volkswagen Aktiengesellschaft, 0.50%, 03/30/21	1,608	(628)	980

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfronts Premiums Paid/ (Received)	Value
100,000	EUR	12/20/23	JPMorgan Chase Bank N.A.	(1.00%)	Daimler AG, 0.63%, 03/05/20	$1,062	$(1,205)	$(143)
100,000	EUR	12/20/23	JPMorgan Chase Bank N.A.	(1.00%)	Bayerische Motoren Werke Aktiengesellschaft, 0.13%, 01/12/21	1,146	(2,254)	(1,108)
170,000	EUR	12/20/23	JPMorgan Chase Bank N.A.	(5.00%)	Glencore International AG, 0.0338, 09/30/20	3,006	(29,987)	(26,981)
200,000	USD	12/20/23	JPMorgan Chase Bank N.A.	(5.00%)	Ford Motor Co., 4.35%, 12/08/26	6,608	(27,610)	(21,002)
1,000,000	USD	12/20/23	JPMorgan Chase Bank N.A.	(1.00%)	Kingdom of Bahrain, 5.50%, 03/31/20	630	78,228	78,858

						$246,522	$(1,174,129)	$(927,607)

Sell Protection
Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfronts Premiums Paid/ (Received)	Value
810,000	EUR	12/20/23	JPMorgan Chase Bank N.A.	1.00%	Intesa Sanpaolo SpA, 2.00%, 06/18/21, (Moody’s rating: Baa1; S&P rating: BBB)	$(9,971)	$(25,331)	$(35,302)
810,000	EUR	12/20/23	JPMorgan Chase Bank N.A.	5.00%	ArcelorMittal SA, 2.88%, 07/06/20 (Moody’s rating: Baa3; S&P rating: BBB-)	(41,344)	163,925	122,581
810,000	EUR	12/20/23	Morgan Stanley & Co.	1.00%	UniCredit SpA, 2.13%, 10/24/26 (Moody’s rating: Baa1; S&P rating: BBB)	(13,373)	(21,192)	(34,565)

						$(64,688)	$117,402	$52,714

The following is a summary of open centrally cleared credit default swap positions:

Centrally Cleared Credit Default Swaps

Buy Protection

Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value
2,500,000	USD	12/20/23	(5.00%)	CDX.NA.HY.31**	$127,873	$(178,625)	$(50,752)
5,600,000	USD	12/20/23	(5.00%)	CDX.NA.HY.31**	156,795	(270,480)	(113,685)
9,100,000	USD	12/20/23	(1.00%)	CDX.NA.IG.31***	56,526	(107,686)	(51,160)
9,100,000	USD	12/20/23	(1.00%)	CDX.NA.IG.31***	57,879	(109,038)	(51,159)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value
7,670,000	USD	12/20/23	(1.00%)	CDX.NA.IG.31***	$93,149	$(136,269)	$(43,120)
200,000	USD	12/20/23	(1.00%)	CDX.NA.IG.31***	2,167	(3,291)	(1,124)
4,455,000	EUR	12/20/23	(5.00%)	iTraxx Europe Crossover S30 Index	35,613	(357,740)	(322,127)
4,455,000	EUR	12/20/23	(5.00%)	iTraxx Europe Crossover S30 Index	43,041	(365,168)	(322,127)
9,800,000	EUR	12/20/23	(1.00%)	iTraxx Europe S30 Index	114,271	(179,145)	(64,874)
520,000	EUR	12/20/23	(1.00%)	iTraxx Europe S30 Index	5,533	(8,976)	(3,443)

					$692,847	$(1,716,418)	$(1,023,571)

Sell Protection
Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value
7,300,000	USD	12/20/23	1.00%	CDX.NA.HY.30**	$(31,398)	$72,438	$41,040
510,000	USD	12/20/23	5.00%	CDX.NA.HY.30**	4,539	5,814	10,353
7,075,000	USD	12/20/23	5.00%	CDX.NA.HY.31**	26,301	129,119	155,420
4,100,000	USD	06/20/23	5.00%	CDX.NA.HY.31**	(165,684)	291,608	125,924

					$(166,242)	$498,979	$332,737

*	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

**	CDX.NA.HY — Markit North America High Yield CDS Index. Represents an index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated BB and B.

***	CDX.NA.IG — Markit North America Investment Grade CDS Index

U.S. Treasury securities in the amount of $256,000 received at the custodian bank as collateral for forward foreign currency contracts, OTC swaps and/or OTC options.

Currency Abbreviations

ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
CNY	— Chinese Yuan
COP	— Colombian Peso
CZK	— Czech Koruna
EGP	— Egyptian Pound
EUR	— Euro Currency
GBP	— British Pound Sterling
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Currency Abbreviations — continued

ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
KZT	— Kazakhstani Tenge
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nuevo Sol
PHP	— Philippines Peso
PLN	— Polish Zloty
RON	— Romanian New Leu
RUB	— Russian Ruble
SEK	— Swedish Krona
THB	— Thai Baht
TRY	— Turkish New Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Sovereign Debt Obligations	42.0
Corporate Debt	21.8
Bank Loans	6.8
Mortgage Backed Securities — U.S. Government Agency Obligations	5.6
U.S. Government and Agency Obligations	4.5
Asset Backed Securities	3.0
Mortgage Backed Securities — Private Issuers	1.9
Investment Company	0.6
Put Options	0.4
Common Stocks	0.1
Futures Contracts	0.1
Convertible Preferred Stock	0.0
Convertible Debt	0.0
Call Options	0.0
Preferred Stock	0.0
Written Options	0.0
OTC Interest Rate Swaps	0.0
Centrally Cleared Credit Default Swaps	(0.1)
OTC — Credit Default Swaps	(0.1)
Centrally Cleared Interest Rate Swaps	(0.1)
Forward Foreign Currency Contracts	(6.7)
Short-Term Investments	11.9
Other Assets and Liabilities (net)	8.3

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 89.8%

	Argentina — 0.1%
97,476	YPF SA, ADR	1,305,204

	Australia — 0.4%
267,989	Newcrest Mining, Ltd.	4,112,879

	Bermuda — 2.0%
336,000	Beijing Enterprises Water Group, Ltd.*	171,233
1,028,000	China Oriental Group Co., Ltd.	611,862
240,000	China Resources Gas Group, Ltd.	950,271
564,688	COSCO SHIPPING Ports, Ltd.	555,359
748,000	CP Pokphand Co., Ltd.‡	64,966
27,146	Credicorp, Ltd.	6,017,454
460,000	Gemdale Properties & Investment Corp., Ltd.	43,477
2,208,000	Haier Electronics Group Co., Ltd.*	5,431,623
224,000	Hopson Development Holdings, Ltd.	185,395
19,200	Jardine Matheson Holdings, Ltd.	1,335,936
1,264,000	Joy City Property, Ltd.	135,613
408,000	K Wah International Holdings, Ltd.	193,855
322,000	Kunlun Energy Co., Ltd.	341,357
132,500	Luye Pharma Group, Ltd.‡ 144A	92,233
1,500,000	Nan Hai Corp., Ltd.‡	38,317
837,000	Nine Dragons Paper Holdings, Ltd.	775,064
95,500	Shenzhen International Holdings, Ltd.	183,941
501,000	Sihuan Pharmaceutical Holdings Group, Ltd.	87,666
378,000	United Energy Group, Ltd.	58,901
617,000	Yue Yuen Industrial Holdings, Ltd.	1,974,091

	Total Bermuda	19,248,614

	Brazil — 5.2%
578,152	AMBEV SA, ADR	2,266,356
446,721	B3 SA — Brasil Bolsa Balcao	3,090,135
160,734	Banco Bradesco SA	1,403,818
20,244	Banco BTG Pactual SA	123,007
197,600	Banco do Brasil SA	2,370,231
42,200	Banco Santander Brasil SA	464,927
390,200	BB Seguridade Participacoes SA	2,777,686
27,000	BRF SA*	152,773
604,514	CCR SA	1,746,902
28,600	Centrais Eletricas Brasileiras SA*	178,798
14,030	Cia Brasileira de Distribuicao, ADR	291,403
84,807	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	684,393
83,803	Cia Energetica de Minas Gerais, ADR‡	298,339
79,700	Cia Siderurgica Nacional SA*	181,784
23,694	Cosan SA	204,554
84,000	Duratex SA	256,394
107,926	Embraer SA, ADR‡	2,388,402
181,700	Embraer SA	1,016,385
281,848	Engie Brasil Energia SA	2,401,244

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Brazil — continued
156,900	Fleury SA	800,744
15,400	Grendene SA	32,582
800	Guararapes Confeccoes SA	33,558
167,000	Hypera SA	1,301,271
116,300	Iochpe Maxion SA	714,469
57,900	IRB Brasil Resseguros SA	1,246,813
195,572	Itau Unibanco Holding SA, ADR	1,787,528
106,700	JBS SA	319,075
578,476	Kroton Educacional SA	1,323,894
25,859	LOG Commercial Properties e Participacoes SA*	120,229
358,400	MRV Engenharia e Participacoes SA	1,142,959
72,700	Notre Dame Intermedica Participacoes SA*	545,473
326,700	Petroleo Brasileiro SA	2,141,051
40,182	Porto Seguro SA	540,667
275,992	Raia Drogasil SA	4,069,649
22,300	Sao Martinho SA	104,660
238,844	Sul America SA	1,762,482
39,264	Suzano Papel e Celulose SA	385,776
70,162	TIM Participacoes SA, ADR	1,076,285
8,072	Usinas Siderurgicas de Minas Gerais SA	23,826
434,428	Vale SA Class B, ADR‡	5,730,105
163,002	Vale SA	2,144,902
214,600	WEG SA	971,189

	Total Brazil	50,616,718

	British Virgin Islands — 0.1%
47,482	Hollysys Automation Technologies, Ltd.	831,410

	Cayman Islands — 10.2%
9,061	58.com, Inc., ADR*	491,197
368,000	Agile Group Holdings, Ltd.	432,894
151,611	Alibaba Group Holding, Ltd., ADR*	20,781,320
1,070,000	ANTA Sports Products, Ltd.	5,131,780
6,200,000	Anton Oilfield Services Group/Hong Kong*	617,676
14,313	Baidu, Inc., ADR*	2,270,042
15,612	Baozun, Inc., ADR*	456,027
2,340,000	Beijing Enterprises Clean Energy Group, Ltd.*	33,175
84,000	CAR, Inc.*	62,549
42,000	Casetek Holdings, Ltd.	53,769
583,880	Chailease Holding Co., Ltd.	1,840,712
123,000	China Aoyuan Group, Ltd.	78,079
619,000	China Evergrande Group‡	1,853,992
35,000	China High Speed Transmission Equipment Group Co., Ltd.‡	33,528
360,000	China Lesso Group Holdings, Ltd.	180,245
1,651,000	China Medical System Holdings, Ltd.	1,535,157
515,000	China Mengniu Dairy Co., Ltd.*	1,604,986
2,718,000	China Resources Cement Holdings, Ltd.	2,447,445
396,000	China Resources Land, Ltd.	1,522,425
200,000	China SCE Group Holdings Ltd.	72,803

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Cayman Islands — continued
116,000	China State Construction International Holdings, Ltd.	92,156
96,000	China Tianrui Group Cement Co., Ltd.*	79,210
128,500	China ZhengTong Auto Services Holdings, Ltd.	76,647
550,400	China Zhongwang Holdings, Ltd.‡	243,940
1,372,000	Chinasoft International, Ltd.‡ *	681,676
206,000	CIFI Holdings Group Co., Ltd.	109,455
50,000	CIMC Enric Holdings, Ltd.	38,253
452,000	Country Garden Holdings Co., Ltd.‡	550,181
18,160	Country Garden Services Holdings Co., Ltd.*	28,854
22,446	Ctrip.com International, Ltd., ADR*	607,389
79,000	Dongyue Group, Ltd.	40,765
408,300	ENN Energy Holdings, Ltd.	3,621,812
749,000	Fu Shou Yuan International Group, Ltd.	564,427
172,000	Fufeng Group, Ltd.*	72,716
640,000	Fullshare Holdings, Ltd.‡ *	147,139
212,000	Future Land Development Holdings, Ltd.	145,136
4,630,000	GCL-Poly Energy Holdings, Ltd.*	280,898
5,000	Ginko International Co., Ltd.	34,405
39,000	Golden Eagle Retail Group, Ltd.	40,348
49,000	Greentown China Holdings, Ltd.	36,800
280,000	Haitian International Holdings, Ltd.	540,019
231,000	Hengan International Group Co., Ltd.‡	1,681,749
100,229	Huazhu Group, Ltd., ADR‡	2,869,556
32,541	JD.com, Inc., ADR*	681,083
105,398	Jiayuan International Group, Ltd.‡	194,928
271,000	Kaisa Group Holdings, Ltd.*	86,533
165,000	Kingboard Holdings, Ltd.	440,458
1,038,000	Kingboard Laminates Holdings, Ltd.	856,454
87,000	Kingsoft Corp., Ltd.	125,344
156,500	KWG Group Holdings Ltd.*	138,523
164,000	Lee & Man Paper Manufacturing, Ltd.	139,087
148,500	Li Ning Co., Ltd.*	159,324
26,000	Logan Property Holdings Co., Ltd.	32,577
44,500	Longfor Group Holdings, Ltd.	133,000
46,000	Minth Group, Ltd.	148,352
6,310	Momo, Inc., ADR*	149,862
9,692	NetEase, Inc., ADR	2,281,206
5,970	New Oriental Education & Technology Group, Inc., ADR*	327,216
31,000	Nexteer Automotive Group, Ltd.	44,188
415,000	Powerlong Real Estate Holdings, Ltd.	163,257
65,000	Ronshine China Holdings, Ltd.*	76,545
498,800	Sands China, Ltd.	2,185,218
423,500	Semiconductor Manufacturing International Corp.* ‡	370,526
295,000	Shenzhou International Group Holdings, Ltd.	3,343,988
296,000	Shimao Property Holdings, Ltd.	790,155
4,706,000	Sino Biopharmaceutical, Ltd.	3,101,529
694,000	SOHO China, Ltd.*	247,308
1,202,000	SSY Group, Ltd.	890,444
98,000	Sunac China Holdings, Ltd.‡	319,184

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Cayman Islands — continued
82,000	Sunny Optical Technology Group Co., Ltd.	728,949
58,193	TAL Education Group, ADR*	1,552,589
502,000	Tencent Holdings, Ltd. ¤	20,132,961
784,000	Tianneng Power International, Ltd.	653,888
396,000	Tingyi Cayman Islands Holding Corp.	529,055
5,680,000	Tongda Group Holdings, Ltd.‡	565,871
101,000	TPK Holding Co., Ltd.	158,711
959,000	Uni-President China Holdings, Ltd.	832,917
27,000	Vinda International Holdings, Ltd.	42,486
23,125	Vipshop Holdings, Ltd., ADR*	126,263
2,039	Weibo Corp., ADR* ‡	119,139
99,000	Wisdom Marine Lines Co., Ltd.*	93,405
377,500	Xiabuxiabu Catering Management China Holdings Co., Ltd. *	595,950
347,097	Xinyi Solar Holdings, Ltd.‡	121,915
2,301,008	Yuzhou Properties Co., Ltd.	949,281
4,431	YY, Inc., ADR*	265,240
363,000	Zhen Ding Technology Holding, Ltd.	947,152
24,500	Zhongsheng Group Holdings, Ltd.	48,566
18,500	ZTO Express Cayman, Inc., ADR	292,855

	Total Cayman Islands	100,266,814

	Chile — 1.6%
6,238,004	Aguas Andinas SA Class A	3,420,026
8,872,136	Banco de Chile	1,266,772
9,296	Banco de Credito e Inversiones SA	603,570
44,424	Banco Santander Chile, ADR	1,328,278
25,885	CAP SA	226,773
217,011	Cencosud SA	390,870
145,353	Cia Cervecerias Unidas SA, ADR	3,652,721
37,312	Empresa Nacional de Telecomunicaciones SA	290,324
185,120	Empresas CMPC SA	587,529
84,755	Empresas COPEC SA	1,016,816
10,089	Enel Americas SA, ADR	89,994
1,149,773	Enel Americas SA	202,121
42,201	Enel Chile SA, ADR	208,895
112,129	Grupo Security SA	47,017
6,701	Inversiones Aguas Metropolitanas SA	9,752
23,298,888	Itau CorpBanca	218,150
3,100	Latam Airlines Group SA, ADR‡	31,930
47,022	Ripley Corp. SA	38,959
105,226	Sigdo Koppers SA	158,279
73,289	SMU SA*	20,065
55,436	Sociedad Quimica y Minera de Chile SA, ADR	2,123,199
10,007	Vina Concha y Toro SA	19,368

	Total Chile	15,951,408

	China — 8.4%
2,304,000	Agricultural Bank of China, Ltd. Class H	1,009,371
52,000	Air China, Ltd. Class H	45,296

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	China — continued
410,000	Aluminum Corp. of China, Ltd.*	131,965
260,000	Angang Steel Co., Ltd.	179,325
35,500	Anhui Conch Cement Co., Ltd. Class H	172,300
35,305	Autohome, Inc. Class H, ADR‡	2,761,910
223,000	AviChina Industry & Technology Co., Ltd. Class H‡	140,134
1,204,000	BAIC Motor Corp., Ltd. 144A	635,113
6,926,000	Bank of China, Ltd. Class H	2,990,016
144,500	Bank of Chongqing Co., Ltd.	82,499
767,000	Bank of Communications Co., Ltd. Class H	598,564
159,000	Bank of Zhengzhou Co., Ltd.* 144A	77,374
283,000	BBMG Corp.‡	89,281
412,000	Beijing Capital International Airport Co., Ltd. Class H	437,293
342,000	Beijing Capital Land, Ltd.	122,746
234,000	Beijing North Star Co., Ltd.	66,649
18,500	BYD Co., Ltd.‡	118,027
28,000	Central China Securities Co., Ltd.	5,937
1,214,000	China Cinda Asset Management Co., Ltd. Class H	294,609
798,000	China CITIC Bank Corp., Ltd. Class H	485,159
475,000	China Coal Energy Co., Ltd. Class H	186,861
447,000	China Communications Construction Co., Ltd. Class H	422,487
1,508,000	China Communications Services Corp., Ltd. Class H	1,248,104
15,441,000	China Construction Bank Corp. Class H	12,740,376
48,000	China Eastern Airlines Corp., Ltd.‡	26,730
1,640,000	China Energy Engineering Corp., Ltd.‡	205,279
244,000	China Everbright Bank Co., Ltd. Class H	105,649
373,000	China Galaxy Securities Co., Ltd. Class H	168,650
4,510,000	China Huarong Asset Management Co., Ltd. 144A	823,734
45,200	China International Capital Corp., Ltd. Class H‡ 144A	84,865
50,100	China International Marine Containers Group Co., Ltd. Class H	48,120
396,910	China International Travel Service Corp., Ltd. Class A	3,480,196
224,000	China Life Insurance Co., Ltd. Class H	476,075
804,000	China Longyuan Power Group Corp., Ltd. Class H	547,340
289,000	China Machinery Engineering Corp.	136,945
106,000	China Merchants Bank Co., Ltd. Class H	388,564
14,800	China Merchants Securities Co., Ltd.‡ 144A	19,697
582,000	China Minsheng Banking Corp., Ltd. Class H	401,413
3,452,000	China National Building Material Co., Ltd.	2,363,251
154,000	China Oilfield Services, Ltd. Class H	132,376
77,800	China Pacific Insurance Group Co., Ltd.	251,902
7,220,000	China Petroleum & Chemical Corp. Class H	5,154,936
203,500	China Railway Construction Corp., Ltd. Class H	282,273
415,000	China Railway Group, Ltd. Class H	377,931
84,000	China Railway Signal & Communication Corp., Ltd. 144A	58,794
1,314,000	China Reinsurance Group Corp.	268,528
360,000	China Shenhua Energy Co., Ltd. Class H	789,031
104,000	China Southern Airlines Co., Ltd. Class H	64,424
1,816,000	China Tower Corp., Ltd.*	343,283
124,500	China Vanke Co., Ltd. Class H	422,985
734,000	Chongqing Rural Commercial Bank Co., Ltd. Class H	393,749

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	China — continued
66,000	CITIC Securities Co., Ltd.	113,803
416,000	COSCO SHIPPING Development Co., Ltd.*	42,507
436,000	COSCO SHIPPING Energy Transportation Co., Ltd. Class H‡	217,740
151,000	COSCO SHIPPING Holdings Co., Ltd.*	56,895
22,000	CRRC Corp., Ltd. Class H	21,468
30,000	CSSC Offshore and Marine Engineering Group Co., Ltd.*	19,580
202,000	Dalian Port PDA Co., Ltd.‡	26,058
22,600	Dongjiang Environmental Co., Ltd.‡	23,757
74,000	Everbright Securities Co., Ltd. 144A	66,161
29,600	Fuyao Glass Industry Group Co., Ltd. 144A	94,705
39,200	GF Securities Co., Ltd.	53,172
340,000	Great Wall Motor Co., Ltd. Class H‡	194,984
450,000	Guangshen Railway Co., Ltd.	169,554
86,800	Guangzhou Automobile Group Co., Ltd. Class H	86,586
12,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.	42,992
830,400	Guangzhou R&F Properties Co., Ltd. Class H	1,255,779
17,400	Guotai Junan Securities Co., Ltd. 144A	35,203
333,600	Haitong Securities Co., Ltd. Class H	319,567
305,000	Harbin Bank Co., Ltd. 144A	70,900
43,000	Hisense Home Appliances Group Co., Ltd.‡	31,690
3,212,000	Huaneng Renewables Corp., Ltd.	861,527
47,200	Huatai Securities Co., Ltd.‡ 144A	74,755
67,100	Huishang Bank Corp., Ltd.	29,139
6,523,000	Industrial & Commercial Bank of China, Ltd. Class H	4,657,292
38,100	Inner Mongolia Yitai Coal Co., Ltd.	27,105
192,590	Jiangsu Hengrui Medicine Co., Ltd. Class A	1,479,692
288,000	Jiangxi Copper Co., Ltd. Class H	338,787
214,000	Kingdee International Software Group Co., Ltd.‡	189,145
43,313	Kweichow Moutai Co., Ltd. Class A	3,722,141
82,100	Legend Holdings Corp. 144A	214,967
7,410	Livzon Pharmaceutical Group, Inc.	21,532
3,528,000	Lonking Holdings, Ltd. Class H	914,743
1,542,000	Maanshan Iron & Steel Co., Ltd.	679,482
162,000	Metallurgical Corp. of China, Ltd.	38,900
213,100	Midea Group Co., Ltd. Class A	1,144,074
22,300	New China Life Insurance Co., Ltd. Class H	88,581
729,000	People’s Insurance Co. Group of China, Ltd. (The) Class H	293,300
2,758,000	PetroChina Co., Ltd. Class H	1,719,050
1,891,000	PICC Property & Casualty Co., Ltd. Class H	1,934,632
1,160,500	Ping An Insurance Group Co., of China Ltd. Class H	10,249,711
584,000	Postal Savings Bank of China Co., Ltd. 144A	308,061
354,000	Qingdao Port International Co., Ltd.* 144A	237,828
82,500	Qinhuangdao Port Co., Ltd.	20,126
16,297	Red Star Macalline Group Corp., Ltd. 144A	13,988
230,000	SAIC Motor Corp., Ltd. Class A	893,441
40,500	Shandong Chenming Paper Holdings, Ltd.	23,174
496,000	Shandong Weigao Group Medical Polymer Co., Ltd. Class H	401,648
162,000	Shanghai Electric Group Co., Ltd. Class H‡	51,728
9,000	Shanghai Fosun Pharmaceutical Group Co., Ltd.	26,439

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	China — continued
144,000	Shanghai Jin Jiang International Hotels Group Co., Ltd.	34,945
49,400	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	100,449
58,500	Shengjing Bank Co., Ltd. 144A	25,479
5,967	SINA Corp. Class H*	320,070
851,500	Sinopec Engineering Group Co., Ltd. Class H	699,310
1,664,000	Sinopec Shanghai Petrochemical Co., Ltd. Class H	728,990
65,200	Sinopharm Group Co., Ltd. Class H	273,979
129,000	Sinotrans, Ltd. Class H	56,020
63,000	Tong Ren Tang Technologies Co., Ltd.	82,559
20,000	Tsingtao Brewery Co., Ltd. Class H	80,722
112,000	Weichai Power Co., Ltd. Class H	128,031
5,056,000	West China Cement, Ltd.	684,522
50,000	Xinhua Winshare Publishing and Media Co., Ltd.	31,548
35,000	Xinjiang Goldwind Science & Technology Co., Ltd.	31,024
16,500	Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co.‡ 144A	45,100
920,000	Yanzhou Coal Mining Co., Ltd. Class H	742,642
162,200	YiChang HEC ChangJiang Pharmaceutical Co., Ltd.	540,712
94,000	Zhejiang Expressway Co., Ltd. Class H	81,521
30,300	Zhuzhou CRRC Times Electric Co., Ltd. Class H	167,960
2,078,000	Zijin Mining Group Co., Ltd. Class H	788,272
20,000	ZTE Corp.* ‡	37,806

	Total China	82,137,866

	Colombia — 0.1%
61,705	Almacenes Exito SA	235,610
1,263	Banco de Bogota SA	21,701
1,200	Bancolombia SA, ADR	45,720
2,350	Bancolombia SA	21,998
28,101	Grupo Argos SA	146,238
19,770	Grupo de Inversiones Suramericana SA	195,539
2,902	Grupo Nutresa SA	21,000

	Total Colombia	687,806

	Cyprus — 0.1%
36,851	TCS Group Holding Plc, Reg S, GDR‡‡‡	573,402

	Czech Republic — 0.1%
15,627	CEZ AS	371,343
19,302	Komercni Banka AS	726,158

	Total Czech Republic	1,097,501

	Egypt — 0.3%
621,477	Commercial International Bank Egypt SAE, GDR	2,638,170

	France — 0.2%
22,102	Sanofi	1,911,618

	Greece — 0.1%
59,486	JUMBO SA	864,978

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — 4.3%
116,000	Beijing Enterprises Holdings, Ltd.	614,866
70,500	BYD Electronic International Co., Ltd.‡	88,605
237,000	China Agri-Industries Holdings, Ltd.	84,455
316,000	China Everbright, Ltd.	560,210
310,875	China Merchants Port Holdings Co., Ltd.	559,860
1,235,980	China Mobile, Ltd.	11,895,125
457,000	China Overseas Grand Oceans Group, Ltd.‡	150,011
840,000	China Overseas Land & Investment, Ltd.	2,886,063
634,000	China Resources Beer Holdings Co., Ltd.	2,214,730
968,000	China South City Holdings, Ltd.	137,237
360,000	China Taiping Insurance Holdings Co., Ltd.	988,588
474,000	China Traditional Chinese Medicine Holdings Co., Ltd.	276,069
720,000	China Travel International Investment Hong Kong, Ltd.	192,200
1,194,000	China Unicom Hong Kong, Ltd.	1,274,926
557,000	CITIC, Ltd.	873,631
5,208,000	CNOOC, Ltd.	8,048,791
1,924,000	CSPC Pharmaceutical Group, Ltd.	2,776,884
651,000	Far East Horizon, Ltd.	656,874
316,500	Fosun International, Ltd.	460,843
216,000	Guangdong Investment, Ltd.	417,690
104,000	Hua Hong Semiconductor, Ltd.‡ 144A	192,609
402,000	Lenovo Group, Ltd.	271,616
172,000	MMG, Ltd.*	74,034
704,000	Poly Property Group Co., Ltd.	220,299
165,000	Shanghai Industrial Holdings, Ltd.	333,821
1,072,000	Shenzhen Investment, Ltd.	354,625
1,010,000	Sino-Ocean Group Holding, Ltd.	445,056
867,500	Sinotruk Hong Kong, Ltd.‡	1,307,452
135,500	Sun Art Retail Group, Ltd.	138,107
4,169,000	WH Group, Ltd.	3,210,876
2,296,000	Yuexiu Property Co., Ltd.	422,288

	Total Hong Kong	42,128,441

	Hungary — 0.6%
42,349	MOL Hungarian Oil & Gas Plc	464,494
98,781	OTP Bank Nyrt	3,974,076
63,750	Richter Gedeon Nyrt	1,233,528

	Total Hungary	5,672,098

	India — 12.0%
2,729	ACC, Ltd.	58,946
62,785	Adani Enterprises, Ltd.	144,294
62,785	Adani Gas, Ltd.*	90,200
47,779	Adani Green Energy, Ltd.*	28,709
15,817	Adani Ports & Special Economic Zone, Ltd.	87,519
104,805	Adani Power, Ltd.*	76,560
1,163,736	Aditya Birla Capital, Ltd.*	1,666,052
115,690	Ambuja Cements, Ltd.	372,846
839	Anveshan Heavy Engineering, Ltd.* **** ¤	1,148

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	India — continued
89,636	Apollo Tyres, Ltd.	301,911
4,534	Arvind Fashions, Ltd.* **** ¤	64,168
22,672	Arvind, Ltd.	31,792
13,321	Ashok Leyland, Ltd.	19,557
106,805	Asian Paints, Ltd.	2,094,336
366	Atul, Ltd.	18,086
15,273	Aurobindo Pharma, Ltd.	160,332
134,128	Axis Bank, Ltd.*	1,190,947
31,970	Bajaj Auto, Ltd.	1,247,844
72,822	Bajaj Electricals, Ltd.	527,846
81,599	Bajaj Finance, Ltd.	3,086,772
1,132	Bajaj Finserv, Ltd.	104,941
8,555	Bajaj Holdings & Investment, Ltd.	361,488
101,945	Bank of Baroda* ¤	173,182
66,638	Bata India, Ltd.	1,077,624
7,878	Bharat Electronics, Ltd.	9,907
1,157,113	Bharat Heavy Electricals, Ltd.	1,209,901
180,444	Bharat Petroleum Corp., Ltd.	938,211
117,759	Bharti Airtel, Ltd.¤	526,766
19,211	Bharti Infratel, Ltd.	71,242
1,542	Birla Corp., Ltd.	13,296
46,966	Britannia Industries, Ltd.	2,098,889
27,266	Canara Bank*	107,244
1,970	Ceat, Ltd.	36,852
4,470	Chambal Fertilizers and Chemicals, Ltd.	9,495
29,957	Cholamandalam Investment and Finance Co., Ltd.	541,813
486,996	Cipla, Ltd.	3,620,295
30,164	City Union Bank, Ltd.¤	83,603
193,178	Coal India, Ltd.	666,155
5,030	Container Corp. Of India, Ltd.¤	49,518
1,181	Coromandel International, Ltd.	7,612
4,760	DCB Bank, Ltd.	11,563
2,717	DCM Shriram, Ltd.	13,119
48,369	Dewan Housing Finance Corp., Ltd.	172,165
102,560	DLF, Ltd.	260,238
6,591	Dr. Reddy’s Laboratories, Ltd.	247,062
555	eClerx Services, Ltd.¤	8,508
32,652	Edelweiss Financial Services, Ltd.¤	85,284
16,647	EIH, Ltd.	47,689
16,885	Engineers India, Ltd.	30,328
99,344	Escorts, Ltd.	1,004,183
23,567	Exide Industries, Ltd.	90,602
297,098	Federal Bank, Ltd.¤	396,187
1,156	Finolex Cables, Ltd.	7,486
21,744	Firstsource Solutions, Ltd.	14,607
656,431	GAIL India, Ltd.	3,376,414
24,411	Glenmark Pharmaceuticals, Ltd.	242,134
277,080	Grasim Industries, Ltd.	3,282,970
8,935	Gujarat Fluorochemicals, Ltd.	116,488

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	India — continued
1,719	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	8,396
19,346	Gujarat Pipavav Port, Ltd.¤	28,542
36,962	Gujarat State Petronet, Ltd.	92,862
65,889	HCL Technologies, Ltd. Class T	909,979
25,224	HDFC Bank, Ltd., ADR	2,612,954
56,677	HDFC Bank, Ltd.	1,722,554
357,268	HDFC Standard Life Insurance Co., Ltd.*	1,979,392
16,195	HEG, Ltd.	859,914
30,876	Hero MotoCorp Ltd.	1,366,567
378,330	Hindalco Industries, Ltd.	1,221,993
33,143	Hindustan Petroleum Corp., Ltd.	120,153
96,085	Hindustan Unilever, Ltd.	2,501,940
271,347	Housing Development Finance Corp., Ltd.	7,637,282
221,189	ICICI Bank, Ltd.¤	1,143,092
422,223	IDFC Bank, Ltd.	262,472
264,117	IDFC, Ltd.¤	164,943
318,476	Indiabulls Housing Finance, Ltd., ADR	3,891,141
58,726	Indiabulls Real Estate, Ltd.*	73,350
138,835	Indian Oil Corp., Ltd.	272,838
151,561	Indraprastha Gas, Ltd.	580,172
129,114	IndusInd Bank, Ltd.	2,958,720
331,278	Infosys, Ltd., ADR‡	3,153,767
801,593	Infosys, Ltd.	7,573,312
5,075	Ipca Laboratories, Ltd.¤	58,157
73,641	Jindal Steel & Power, Ltd.*	173,779
21,551	JM Financial, Ltd.	28,785
134,159	JSW Energy, Ltd.*	132,112
237,666	JSW Steel, Ltd.	1,046,799
51,214	Jubilant Foodworks, Ltd.	919,893
95,010	Jubilant Life Sciences, Ltd.	964,661
1,991	Kalpataru Power Transmission, Ltd.	11,151
100,410	Karur Vysya Bank, Ltd. (The)	127,283
15,437	KPIT Technologies, Ltd.	48,169
377,075	L&T Finance Holdings, Ltd.	825,282
56,100	Larsen & Toubro, Ltd.	1,157,115
71,752	LIC Housing Finance, Ltd.	499,638
18,561	Lupin, Ltd.	224,346
17,661	Mahindra & Mahindra Financial Services, Ltd.	119,882
11,827	Mahindra & Mahindra, Ltd.	136,337
12,324	Mahindra CIE Automotive, Ltd.*	45,587
63,814	Manappuram Finance, Ltd.	85,098
19,030	Maruti Suzuki India, Ltd.	2,031,248
2,375	Motilal Oswal Financial Services, Ltd.	22,962
84,432	Mphasis, Ltd.	1,233,736
2,169	MRF, Ltd.	2,076,263
31,886	Muthoot Finance, Ltd.	236,582
1,054,216	National Aluminium Co., Ltd.	995,854
79,506	NCC Ltd./India	100,557
58,352	NIIT Technologies, Ltd.	959,927

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	India — continued
10,817	Oberoi Realty, Ltd.	68,793
550	ODISHA CEMENT, Ltd.	8,666
152,132	Oil & Natural Gas Corp., Ltd.	326,425
13,380	PC Jeweller, Ltd.	16,434
3,286	Persistent Systems, Ltd.¤	29,363
482,694	Petronet LNG, Ltd.	1,545,948
1,284	Pfizer Ltd.	52,572
165,250	Phillips Carbon Black, Ltd.	489,963
5,384	Piramal Enterprises, Ltd.	183,233
149,632	Power Finance Corp., Ltd.	230,615
20,022	Prestige Estates Projects, Ltd.	63,179
159,196	Radico Khaitan, Ltd.	914,382
8,780	Rain Industries, Ltd.	16,927
5,787	Rajesh Exports, Ltd.	47,322
1,045	Ramco Cements, Ltd. (The)	9,595
113,938	RBL Bank, Ltd. 144A	938,399
157,497	REC, Ltd.	274,094
34,104	Reliance Capital, Ltd.	111,987
250,138	Reliance Industries, Ltd.	4,031,623
10,210	Reliance Industries, Ltd. (London Exchange), GDR	325,189
191,600	Reliance Power, Ltd.*	78,627
2,509	Sadbhav Engineering, Ltd.	7,549
2,984	Shriram City Union Finance, Ltd.¤	67,335
10,340	Shriram Transport Finance Co., Ltd.¤	183,355
1,610	Sobha, Ltd.	10,511
1,607	SRF, Ltd.	45,828
95,853	State Bank of India*	405,915
2,196	State Bank of India, Ltd., Reg S, GDR* ‡‡‡	93,550
130,179	Sterlite Technologies, Ltd.	547,548
1,937	Strides Pharma Science, Ltd.¤	12,817
30,315	Sun Pharmaceutical Industries, Ltd.	186,779
1,498	Sundaram Finance, Ltd.	30,898
3,450	Tata Chemicals, Ltd.¤	34,913
313,861	Tata Consultancy Services, Ltd.	8,518,057
99,158	Tata Global Beverages, Ltd.	311,826
98,846	Tata Motors, Ltd.*	245,009
97,109	Tata Steel, Ltd.	724,684
185,468	Tech Mahindra, Ltd.	1,917,109
9,840	Thomas Cook India, Ltd.	32,917
48,175	TV18 Broadcast, Ltd.*	26,359
777	UltraTech Cement, Ltd.	44,406
56,007	Union Bank of India* ¤	68,750
234,253	UPL, Ltd.	2,544,354
1,183	Vardhman Textiles, Ltd.	18,978
736,044	Vedanta, Ltd.	2,131,222
1,344,021	Vodafone Idea Ltd.*	725,769
26,227	Welspun India, Ltd.	22,333
65,653	Wipro, Ltd., ADR‡	336,800
62,380	Wipro, Ltd.	295,437

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	India — continued
72,197	Yes Bank, Ltd.¤	188,106

	Total India	117,324,914

	Indonesia — 2.5%
17,258,000	Adaro Energy Tbk PT	1,458,169
70,800	AKR Corporindo Tbk PT	21,122
128,100	Astra Agro Lestari Tbk PT	105,339
478,600	Astra International Tbk PT	273,747
464,500	Bank Central Asia Tbk PT	839,847
39,500	Bank Danamon Indonesia Tbk PT	20,876
3,163,100	Bank Mandiri Persero Tbk PT	1,622,243
799,500	Bank Maybank Indonesia Tbk PT	11,453
3,431,100	Bank Negara Indonesia Persero Tbk PT	2,099,699
624,500	Bank Pan Indonesia Tbk PT*	49,725
876,500	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	124,953
956,700	Bank Pembangunan Daerah Jawa Timur Tbk PT	45,906
25,644,100	Bank Rakyat Indonesia Persero Tbk PT	6,526,941
717,600	Bank Tabungan Negara Persero Tbk PT	126,753
244,100	Bank Tabungan Pensiunan Nasional Tbk PT	58,394
413,900	Barito Pacific Tbk PT	68,791
850,000	BFI Finance Indonesia Tbk PT	39,308
1,400,700	Bumi Serpong Damai Tbk PT*	122,245
3,729,200	Ciputra Development Tbk PT	261,926
490,800	Indah Kiat Pulp & Paper Corp. Tbk PT	394,210
15,600	Indo Tambangraya Megah Tbk PT	21,968
22,000	Indocement Tunggal Prakarsa Tbk PT	28,227
144,900	Indofood CBP Sukses Makmur Tbk PT	105,299
405,100	Indofood Sukses Makmur Tbk PT	209,874
1,191,600	Japfa Comfeed Indonesia Tbk PT	178,160
1,055,000	Jaya Real Property Tbk PT	54,291
2,110,500	Medco Energi Internasional Tbk PT*	100,535
1,350,100	Media Nusantara Citra Tbk PT	64,782
196,100	Pabrik Kertas Tjiwi Kimia Tbk PT	151,371
1,405,000	Perusahaan Gas Negara Persero Tbk PT	207,135
878,500	PP Persero Tbk PT	110,271
1,935,500	PP Properti Tbk PT	15,748
424,400	Semen Gresik Persero Tbk PT	339,402
108,800	Siloam International Hospitals Tbk PT*	27,162
892,500	Summarecon Agung Tbk PT	49,963
15,238,500	Telekomunikasi Indonesia Persero Tbk PT	3,973,879
775,800	Unilever Indonesia Tbk PT	2,449,327
766,810	United Tractors Tbk PT	1,458,432
2,870,800	Waskita Beton Precast Tbk PT	75,064
314,700	Waskita Karya Persero Tbk PT	36,766
875,100	Wijaya Karya Persero Tbk PT	100,716
577,200	XL Axiata Tbk PT*	79,475

	Total Indonesia	24,109,494

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Isle of Man — 0.0%
25,196	NEPI Rockcastle Plc	197,925

	Japan — 0.2%
68,400	Honda Motor Co., Ltd.‡	1,804,528

	Luxembourg — 0.0%
16,364	Kernel Holding SA	213,221

	Malaysia — 1.6%
3,568,015	AirAsia Group Bhd	2,564,308
358,000	Alliance Financial Group Bhd	348,254
306,700	AMMB Holdings Bhd	322,100
75,100	Axiata Group Bhd	71,420
1,600	Batu Kawan Bhd	6,458
14,900	BIMB Holdings Bhd	12,836
81,500	Boustead Holdings Bhd	27,808
71,300	Bumi Armada Bhd*	2,674
47,500	Cahya Mata Sarawak Bhd	30,920
291,320	CIMB Group Holdings Bhd	402,526
830,500	Dialog Group Bhd	625,010
199,100	DRB-Hicom Bhd	81,904
312,500	Eco World Development Group Bhd*	68,436
337,000	FGV Holdings Bhd**	58,307
107,800	Gamuda Bhd	61,041
363,200	Genting Bhd	536,121
1,548,200	Genting Malaysia Bhd	1,131,413
12,100	Genting Plantations Bhd	28,870
152,300	Hartalega Holdings Bhd	226,285
7,800	Hengyuan Refining Co. Bhd	8,796
180,200	Hong Leong Bank Bhd	889,554
18,800	Hong Leong Financial Group Bhd	84,435
50,000	IHH Healthcare Bhd	65,215
590,100	IJM Corp. Bhd	231,328
374,500	IOI Properties Group Bhd	139,560
43,900	Magnum Bhd	20,715
321,300	Mah Sing Group Bhd	71,141
981,156	Malayan Banking Bhd	2,255,531
870,600	Malaysia Airports Holdings Bhd	1,765,427
316,174	Malaysia Building Society Bhd	70,388
212,900	Malaysian Resources Corp. Bhd	31,684
127,800	MISC Bhd	207,201
123,600	MMC Corp. Bhd	24,825
60,300	Oriental Holdings Bhd	90,030
143,300	Petronas Chemicals Group Bhd	322,143
11,700	Pos Malaysia BHD	4,870
289,300	Public Bank Bhd	1,733,350
66,000	RHB Bank Bhd	84,486
1,152,800	Sapura Energy Bhd*	80,898
7,800	Scientex BHD	16,704

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Malaysia — continued
546,800	Sime Darby Bhd	317,561
181,600	Sime Darby Property Bhd	43,725
37,500	SP Setia Bhd Group	21,143
298,900	Sunway Bhd	106,324
175,400	Top Glove Corp. Bhd	237,687
411,000	UEM Sunrise Bhd	66,138
164,000	UOA Development Bhd	84,133
52,500	VS Industry Bhd	9,274
57,200	Yinson Holdings Bhd	58,134
874,700	YTL Corp. Bhd	213,780

	Total Malaysia	15,962,871

	Mexico — 3.3%
42,023	ALEATICA SAB de CV	54,220
983,500	Alfa SAB de CV Class A	1,168,090
230,800	Alsea SAB de CV	600,505
45,500	Arca Continental SAB de CV	253,911
277,525	Banco del Bajio SA 144A	538,879
10,037	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, ADR	61,828
62,866	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	77,762
8,331	Becle SAB de CV	11,164
153,000	Cemex SAB de CV, ADR*	737,460
15,200	Coca-Cola Femsa SAB de CV Series L	92,093
19,100	El Puerto de Liverpool SAB de CV‡	122,376
95,500	Elementia SAB de CV* ‡ 144A	61,101
1,962,259	Fibra Uno Administracion SA de CV REIT	2,177,105
62,483	Fomento Economico Mexicano SAB de CV, ADR	5,376,662
16,316	Fomento Economico Mexicano SAB de CV	139,998
310,500	Gentera SAB de CV	228,613
17,015	Gruma SAB de CV Class B	191,691
87,700	Grupo Aeromexico SAB de CV* ‡	98,861
151,100	Grupo Aeroportuario del Centro Norte SAB de CV	719,602
330,800	Grupo Aeroportuario del Pacifico SAB de CV Class B	2,689,905
18,502	Grupo Bimbo SAB de CV Series A	36,828
12,600	Grupo Carso SAB de CV Series A-1	45,035
44,768	Grupo Cementos de Chihuahua SAB de CV‡	229,526
107,100	Grupo Comercial Chedraui SA de CV	214,757
12,520	Grupo Elektra SAB DE CV‡	602,327
1,123,926	Grupo Financiero Banorte SAB de CV Series O	5,474,743
213,400	Grupo Financiero Inbursa SAB de CV Series O	307,415
34,200	Grupo Lala SAB de CV‡	36,833
125,760	Grupo Mexico SAB de CV Series B	259,071
76,700	Grupo Sanborns SAB de CV‡	68,935
19,886	Grupo Televisa SAB, ADR	250,166
57,100	Industrias Bachoco SAB de CV‡	187,765
9,108	Industrias CH SAB de CV* ‡	39,306
15,484	Industrias Penoles SAB de CV	188,697

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Mexico — continued
618,079	Mexichem SAB de CV	1,566,402
220,500	Minera Frisco SAB de CV Class A* ‡	58,333
247,700	Nemak SAB de CV 144A	184,639
14,495	Organizacion Soriana SAB de CV* ‡	21,249
9,902	Promotora y Operadora de Infraestructura SAB de CV	94,446
1,809	Promotora y Operadora de Infraestructura SAB de CV Series L	11,344
22,100	Vitro SAB de CV Series A	59,465
2,611,900	Wal-Mart de Mexico SAB de CV	6,628,639

	Total Mexico	31,967,747

	Netherlands — 0.8%
55,974	Heineken Holding NV	4,719,016
97,762	Yandex NV Class A*	2,673,791

	Total Netherlands	7,392,807

	Nigeria — 0.1%
14,424,151	Guaranty Trust Bank Plc	1,367,021

	Papua New Guinea — 0.2%
328,691	Oil Search, Ltd.	1,656,812

	Philippines — 0.5%
688,400	Alliance Global Group, Inc.	155,785
6,935	Ayala Corp.	118,694
191,300	Ayala Land, Inc.	147,700
10,959	Bank of the Philippine Islands	19,590
176,100	BDO Unibank, Inc.	438,032
135,700	China Banking Corp.	69,934
156,900	DMCI Holdings, Inc.	38,132
204,200	Emperador, Inc.	27,610
6,070	GT Capital Holdings, Inc.	112,546
20,340	International Container Terminal Services, Inc.	38,680
240,310	JG Summit Holdings, Inc.	254,545
22,520	Jollibee Foods Corp.	124,966
1,801,000	Megaworld Corp.	162,684
695,100	Metro Pacific Investments Corp.	61,334
116,764	Metropolitan Bank & Trust Co.	179,748
548,200	Petron Corp.	80,377
46,140	Philippine National Bank*	37,511
31,520	Pilipinas Shell Petroleum Corp.	28,622
29,100	Rizal Commercial Banking Corp.	15,772
246,500	Robinsons Land Corp.	94,456
38,420	Robinsons Retail Holdings, Inc.	58,450
30,470	San Miguel Corp.	85,178
12,670	San Miguel Food and Beverage, Inc.	19,757
33,510	Security Bank Corp.	98,774
23,585	SM Investments Corp.	411,510
159,300	SM Prime Holdings, Inc.	108,452
4,270	Top Frontier Investment Holdings, Inc.*	20,284

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Philippines — continued
28,020	Union Bank of the Philippines	34,076
812,780	Universal Robina Corp.	1,962,975
912,600	Vista Land & Lifescapes, Inc.	93,889

	Total Philippines	5,100,063

	Poland — 0.8%
32,777	Alior Bank SA*	463,725
22,601	Asseco Poland SA	277,463
29,838	Bank Millennium SA*	70,450
2,112	Bank Polska Kasa Opieki SA	61,279
37,835	Cyfrowy Polsat SA*	227,206
31,574	Dino Polska SA*	805,581
67,330	Enea SA*	177,432
9,123	Grupa Azoty SA	75,718
24,594	Grupa Lotos SA	579,376
58,591	Jastrzebska Spolka Weglowa SA*	1,049,000
13,561	KGHM Polska Miedz SA*	320,836
191	LPP SA	399,108
380	mBank SA	42,908
259,270	PGE Polska Grupa Energetyczna SA*	690,145
53,237	Polski Koncern Naftowy ORLEN SA	1,532,596
289,927	Polskie Gornictwo Naftowe i Gazownictwo SA	533,279
13,359	Powszechna Kasa Oszczednosci Bank Polski SA	140,355
12,556	Powszechny Zaklad Ubezpieczen SA	146,725
231,480	Tauron Polska Energia SA*	134,942

	Total Poland	7,728,124

	Qatar — 0.1%
5,502	Industries Qatar QSC	201,887
1,312	Qatar Islamic Bank SAQ	54,768
20,302	Qatar National Bank QPSC	1,087,234

	Total Qatar	1,343,889

	Russia — 1.4%
567,242	Gazprom PJSC, ADR	2,512,315
302,109	Gazprom PJSC (OTC Exchange), ADR‡	1,335,322
3,913	LUKOIL PJSC, ADR	279,153
41,738	LUKOIL PJSC (Euroclear Shares), ADR	2,983,432
6,698	Magnitogorsk Iron & Steel Works PJSC, Reg S, GDR	55,526
64,668	MMC Norilsk Nickel PJSC, ADR‡	1,218,345
96,760	Mobile Telesystems PJSC, ADR	677,320
4,578	Novatek PJSC, Reg S, GDR‡‡‡	782,838
22,491	Novolipetsk Steel PJSC, GDR	514,594
83,399	Rosneft Oil Co. PJSC, Reg S, GDR‡‡‡	515,406
23,672	Sberbank of Russia PJSC, ADR	259,445
125,725	Severstal PJSC, Reg S, GDR‡‡‡	1,716,146
88,066	Surgutneftegas PJSC, ADR	334,651
5,971	Tatneft PJSC, ADR	376,173
303,080	VTB Bank PJSC, Reg S, GDR‡‡‡	335,813

	Total Russia	13,896,479

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Singapore — 0.2%
450,000	Singapore Telecommunications, Ltd.	967,352
78,080	United Overseas Bank, Ltd.	1,407,502

	Total Singapore	2,374,854

	South Africa — 6.3%
140,018	Absa Group, Ltd.	1,575,093
38,082	AECI, Ltd.	221,079
103,560	African Rainbow Minerals, Ltd.	1,024,801
15,686	Anglo American Platinum, Ltd.	586,581
92,622	AngloGold Ashanti, Ltd.	1,170,250
10,624	Aspen Pharmacare Holdings, Ltd.	99,571
237,640	AVI, Ltd.	1,679,587
66,687	Barloworld, Ltd.	533,774
113,505	Bid Corp., Ltd.	2,090,985
161,357	Bidvest Group, Ltd. (The)	2,320,243
42,311	Capitec Bank Holdings, Ltd.	3,288,404
9,617	Discovery, Ltd.	106,827
3,329	Distell Group Holdings, Ltd.	24,855
234,749	Exxaro Resources, Ltd.	2,249,902
681,704	FirstRand, Ltd.	3,106,883
12,026	Foschini Group, Ltd. (The)	138,978
488,227	Gold Fields, Ltd., ADR‡	1,718,559
43,509	Gold Fields, Ltd.	149,234
250,718	Growthpoint Properties, Ltd. REIT	406,099
20,455	Imperial Logistics, Ltd.	96,694
27,464	Investec, Ltd.	150,828
46,715	Italtile, Ltd.	45,465
216,604	KAP Industrial Holdings, Ltd.	122,117
1,689	Kumba Iron Ore, Ltd.‡	33,234
38,874	Liberty Holdings, Ltd.	297,264
72,170	Life Healthcare Group Holdings, Ltd.	132,450
449,407	MMI Holdings, Ltd.*	535,165
9,661	Mondi, Ltd.	207,908
94,516	Mr Price Group, Ltd.	1,617,318
65,904	MTN Group, Ltd.	407,748
41,237	Naspers, Ltd. Class N	8,291,174
19,631	Nedbank Group, Ltd.	374,906
7,817	Northam Platinum, Ltd.*	23,508
55,027	Pick n Pay Stores, Ltd.	259,241
12,375	Pioneer Foods Group, Ltd.	72,633
470,452	PPC, Ltd.*	192,956
971	PSG Group, Ltd.	16,524
467,772	Redefine Properties, Ltd. REIT	314,449
301,729	Remgro, Ltd.	4,084,721
58,970	Reunert, Ltd.	290,320
143,441	RMB Holdings, Ltd.	786,757
38,975	Sanlam, Ltd.	216,212
287,040	Sappi, Ltd.	1,629,254
8,300	Sasol, Ltd., ADR	243,107

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued
83,107	Sasol, Ltd.	2,455,368
233,309	Shoprite Holdings, Ltd.	3,084,025
568,362	Sibanye Gold, Ltd.*	395,898
298,289	Standard Bank Group, Ltd.	3,707,825
115,361	Super Group, Ltd.*	272,183
81,164	Telkom SA SOC, Ltd.	357,099
327,143	Tiger Brands, Ltd.	6,226,292
34,879	Tongaat Hulett, Ltd.	135,273
237,145	Truworths International, Ltd.	1,452,379
41,502	Tsogo Sun Holdings, Ltd.	61,827
166,148	Woolworths Holdings, Ltd.	636,294

	Total South Africa	61,718,121

	South Korea — 10.2%
92	Asia Cement Co., Ltd.**	8,534
11,613	Asiana Airlines, Inc.*	43,036
4,361	BGF Co., Ltd.**	31,541
592	Binggrae Co., Ltd.**	38,466
72,867	BNK Financial Group, Inc.**	478,684
434	CJ CheilJedang Corp.*	128,551
826	CJ Corp.*	89,944
326	CJ ENM Co Ltd*	58,989
7,439	CJ Hello Co., Ltd.*	61,069
448	CJ Logistics Corp.*	67,051
6,732	Com2uS Corp.	778,301
2,932	Daekyo Co., Ltd.	17,606
14,973	Daelim Industrial Co., Ltd.*	1,375,455
3,287	Daesang Corp.*	73,794
43,444	Daewoo Securities Co., Ltd.*	254,247
9,213	Daewoo Shipbuilding & Marine Engineering Co., Ltd.*	281,972
3,137	Daou Technology, Inc.*	52,996
2,778	DB Insurance Co., Ltd.*	175,274
48,210	DGB Financial Group, Inc.*	359,047
18,298	Dongkuk Steel Mill Co., Ltd.*	118,565
50	Dongwon F&B Co., Ltd.*	12,883
148	Dongwon Industries Co., Ltd.*	26,926
3,027	Doosan Bobcat, Inc.*	85,455
1,190	Doosan Corp.	118,915
12,049	Doosan Heavy Industries & Construction Co., Ltd.*	105,070
26,090	Doosan Infracore Co., Ltd.*	177,472
16,106	Douzone Bizon Co., Ltd.*	749,150
1,739	E-MART, Inc.*	284,430
3,563	Eugene Corp.*	19,958
25,891	Fila Korea, Ltd.*	1,241,413
344	Global & Yuasa Battery Co., Ltd.*	11,083
5,238	GS Engineering & Construction Corp.*	205,380
8,233	GS Holdings Corp.*	380,734
363	GS Home Shopping, Inc.*	58,429
1,535	GS Retail Co., Ltd.*	55,716

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
859	Halla Holdings Corp.	33,681
102,362	Hana Financial Group, Inc.	3,325,527
4,085	Handsome Co., Ltd.*	132,713
538	Hanil Cement Co., Ltd.	56,654
442	Hanil Holdings Co., Ltd.	20,638
5,797	Hanjin Kal Corp.*	154,822
2,099	Hankook Tire Co., Ltd.*	75,529
776	Hansol Paper Co., Ltd.	11,545
11,891	Hanwha Aerospace Co., Ltd.*	346,350
23,695	Hanwha Chemical Corp.	428,965
9,719	Hanwha Corp.*	273,069
16,935	Hanwha General Insurance Co., Ltd.*	89,699
131,815	Hanwha Life Insurance Co., Ltd.*	498,530
6,201	HDC Holdings Co., Ltd.*	95,866
3,159	HDC Hyundai Development Co-Engineering & Construction*	136,462
2,951	Hite Jinro Co., Ltd.*	43,903
156	Hyosung Advanced Materials Corp.*	14,400
111	Hyosung Chemical Corp.*	14,126
774	Hyosung Corp.	34,698
150	Hyosung TNC Co., Ltd.*	24,870
1,417	Hyundai Construction Equipment Co., Ltd.*	54,226
4,809	Hyundai Department Store Co., Ltd.*	389,616
34,899	Hyundai Engineering & Construction Co., Ltd.*	1,707,730
1,000	Hyundai Glovis Co., Ltd.*	115,612
11,341	Hyundai Greenfood Co., Ltd.*	145,345
3,154	Hyundai Heavy Industries Co., Ltd.*	363,227
955	Hyundai Heavy Industries Holdings Co., Ltd.*	296,137
1,942	Hyundai Home Shopping Network Corp.*	172,305
537	Hyundai Livart Furniture Co., Ltd.*	9,649
38,687	Hyundai Marine & Fire Insurance Co., Ltd.*	1,423,285
5,196	Hyundai Mipo Dockyard Co., Ltd.*	279,405
6,387	Hyundai Mobis Co., Ltd.*	1,087,587
14,471	Hyundai Motor Co.	1,536,847
8,145	Hyundai Steel Co.*	330,311
3,661	Hyundai Wia Corp.*	118,938
23,114	Industrial Bank of Korea	291,048
2,322	IS Dongseo Co., Ltd.*	63,783
47,860	JB Financial Group Co., Ltd.*	244,490
35,071	KB Financial Group, Inc.	1,461,554
1,323	KCC Corp.	366,380
48,347	Kginicis Co., Ltd.	667,274
26,900	Kia Motors Corp.*	812,448
2,041	KISWIRE, Ltd.*	42,528
14,403	KIWOOM Securities Co., Ltd.*	1,009,423
11,818	Koh Young Technology, Inc.*	873,799
889	Kolon Corp.*	24,619
3,072	Kolon Industries, Inc.*	157,757
5,615	Korea Asset In Trust Co., Ltd.	22,142
787	Korea Electric Terminal Co., Ltd.	28,636

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
21,492	Korea Investment Holdings Co., Ltd.*	1,146,060
1,259	Korea Line Corp.*	24,541
6,043	Korea Petrochemical Ind Co., Ltd.*	831,332
4,390	Korea Zinc Co., Ltd.*	1,701,627
8,733	Korean Air Lines Co., Ltd.*	258,672
30,323	Korean Reinsurance Co.*	235,344
61,770	KT Corp., ADR	878,369
2,427	KT Skylife Co., Ltd.*	25,014
9,085	Kumho Petrochemical Co., Ltd.*	710,809
670	Kumho Tire Co., Inc.*	3,188
6,138	LF Corp.*	136,700
8,529	LG Chem, Ltd.*	2,652,414
94,189	LG Corp.*	5,900,530
24,582	LG Display Co., Ltd.‡	397,656
3,066	LG Electronics, Inc.	171,188
2,064	LG Hausys, Ltd.*	104,698
3,973	LG Household & Health Care, Ltd.*	3,920,302
691	LG Innotek Co., Ltd.*	53,506
8,961	LG International Corp.*	123,276
12,131	LG Uplus Corp.*	191,891
1,034	LIG Nex1 Co., Ltd.*	34,241
3,327	Lotte Chemical Corp.*	825,936
8	Lotte Chilsung Beverage Co., Ltd.*	10,038
607	Lotte Fine Chemical Co., Ltd.*	22,331
15	Lotte Food Co., Ltd.*	9,531
1,597	Lotte Himart Co., Ltd.*	66,768
7,750	Lotte Shopping Co., Ltd.*	1,465,540
1,775	LS Corp.*	78,108
595	Mando Corp.*	15,438
1,213	Medy-Tox, Inc.	628,134
2,483	Meritz Financial Group, Inc.*	25,702
2,886	Meritz Fire & Marine Insurance Co., Ltd.*	56,515
63,681	Meritz Securities Co., Ltd.*	244,268
13,550	Mirae Asset Life Insurance Co., Ltd.*	55,983
45,374	Modetour Network, Inc.*	980,026
2,471	Namhae Chemical Corp.*	25,467
5,629	Nexen Tire Corp.*	46,261
20,881	NH Investment & Securities Co., Ltd.*	244,217
168	Nong Shim Co., Ltd.*	38,319
2,020	OCI Co., Ltd.*	193,709
8,143	Orion Corp. Republic of Korea*	875,748
2,563	Orion Corp. Republic of South Korea*	39,279
12,140	Pan Ocean Co., Ltd.*	48,362
3,347	Poongsan Corp.*	82,040
13,482	POSCO	2,936,123
7,862	Posco Daewoo Corp.*	128,238
1,326	S&T Motiv Co., Ltd.*	32,146
1,400	Samsung C&T Corp.*	132,371
6,619	Samsung Card Co., Ltd.*	204,953

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
740,886	Samsung Electronics Co., Ltd.	25,696,620
914	Samsung Fire & Marine Insurance Co., Ltd.*	220,350
77,648	Samsung Heavy Industries Co., Ltd.*	515,658
6,736	Samsung Life Insurance Co., Ltd.*	492,613
173	Samsung SDI Co., Ltd.	33,955
5,222	Samsung SDS Co., Ltd.*	954,730
13,625	Samsung Securities Co., Ltd.*	384,646
1,020	Samyang Corp.*	50,278
1,103	Samyang Holdings Corp.*	77,599
4,072	Seah Besteel Corp.*	64,594
1,847	SFA Engineering Corp.*	57,274
90,644	Shinhan Financial Group Co., Ltd.	3,216,977
4,547	Shinsegae International, Inc.*	792,608
722	Shinsegae, Inc.*	165,650
26,054	Silicon Works Co., Ltd.*	784,562
1,679	Sindoh Co., Ltd.*	69,068
1,594	SK Discovery Co., Ltd.*	37,286
1,185	SK Gas, Ltd.*	75,085
921	SK Holdings Co., Ltd.	214,608
97,876	SK Hynix, Inc.	5,306,953
1,750	SK Innovation Co., Ltd.	281,524
45,410	SK Networks Co., Ltd.*	211,626
1,994	SK Telecom Co., Ltd.	481,612
2,399	SKC Co., Ltd.	76,971
3,982	SL Corp.*	71,196
10,808	Soulbrain Co., Ltd.*	460,585
7,760	Ssangyong Motor Co.*	27,540
127	Taekwang Industrial Co., Ltd.*	150,242
11,134	Taeyoung Engineering & Construction Co., Ltd.*	113,256
14,048	Tongyang Life Insurance Co., Ltd.*	60,055
34,979	Value Added Technology Co., Ltd.*	677,134
5,297	Wonik Holdings Co., Ltd.*	16,663
44,465	Woori Bank	621,665
86	Young Poong Corp.*	57,421
17,663	Youngone Corp.	607,077
1,790	Youngone Holdings Co., Ltd.*	100,264
10,268	Yuanta Securities Korea Co., Ltd.*	28,895

	Total South Korea	100,202,033

	Spain — 0.0%
16,331	CEMEX Latam Holdings SA*	18,607

	Switzerland — 0.5%
83,398	ABB, Ltd.	1,581,584
47,715	Coca-Cola HBC AG*	1,490,076
17,168	Nestle SA	1,389,741

	Total Switzerland	4,461,401

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Taiwan — 9.9%
21,000	A-DATA Technology Co., Ltd.	27,192
227,000	Acer, Inc.*	143,643
39,000	Ardentec Corp.	32,990
94,000	ASE Technology Holding Co., Ltd.*	178,293
1,164,000	Asia Cement Corp.	1,285,675
543,000	Asustek Computer, Inc.	3,559,700
857,000	AU Optronics Corp.	342,945
283,000	Bioteque Corp.	869,154
537,140	Capital Securities Corp.	156,404
241,000	Catcher Technology Co., Ltd.	1,764,160
1,046,000	Cathay Financial Holding Co., Ltd.	1,599,440
158,000	Cathay Real Estate Development Co., Ltd.	102,551
23,062	Center Laboratories, Inc.*	51,020
428,480	Chang Hwa Commercial Bank, Ltd.	239,771
206,000	Cheng Loong Corp.	124,993
53,000	Cheng Shin Rubber Industry Co., Ltd.	70,438
118,000	Cheng Uei Precision Industry Co., Ltd.	90,985
22,110	Chicony Electronics Co., Ltd.	45,030
7,000	Chilisin Electronics Corp.	17,877
103,000	Chin-Poon Industrial Co., Ltd.	120,804
3,023,000	China Airlines, Ltd.	1,081,856
3,033,000	China Development Financial Holding Corp.	959,129
954,600	China General Plastics Corp.	683,255
716,840	China Life Insurance Co., Ltd.	649,510
439,000	China Petrochemical Development Corp.*	156,393
1,026,000	China Steel Corp.	809,464
31,000	Chipbond Technology Corp.	62,531
56,944	ChipMOS Technologies, Inc.*	48,353
90,000	Chung Hung Steel Corp.*	31,330
117,000	Chung Hwa Pulp Corp.	36,771
886,000	Compal Electronics, Inc.	503,000
143,000	Compeq Manufacturing Co., Ltd.	92,117
120,000	Coretronic Corp.	148,551
2,638,120	CTBC Financial Holding Co., Ltd.	1,733,742
59,000	CTCI Corp.	85,226
66,000	Darwin Precisions Corp.	34,463
35,000	Delta Electronics, Inc.	147,461
31,000	Depo Auto Parts Ind Co., Ltd.	68,481
44,000	E Ink Holdings, Inc.	43,160
3,410,878	E.Sun Financial Holding Co., Ltd.	2,230,493
61,000	Eclat Textile Co., Ltd.	690,633
77,000	EnTie Commercial Bank Co., Ltd.	32,441
208,000	Epistar Corp.	173,237
87,740	Eternal Materials Co., Ltd.	66,939
1,048,500	Eva Airways Corp.	538,969
147,000	Evergreen International Storage & Transport Corp.	64,564
480,549	Evergreen Marine Corp. Taiwan, Ltd.	186,047
116,000	Everlight Electronics Co., Ltd.	111,520
304,000	Far Eastern Department Stores, Ltd.	155,279

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
633,720	Far Eastern International Bank	206,175
385,000	Far Eastern New Century Corp.	349,465
41,000	Feng Hsin Iron & Steel Co.	78,033
2,561,381	First Financial Holding Co., Ltd.	1,666,643
31,000	FLEXium Interconnect, Inc.	75,137
48,000	Formosa Advanced Technologies Co., Ltd.	49,660
683,000	Formosa Chemicals & Fibre Corp.	2,333,182
155,000	Formosa Plastics Corp.	509,321
18,000	Foxconn Technology Co., Ltd.	35,430
829,997	Fubon Financial Holding Co., Ltd.	1,270,500
38,000	Getac Technology Corp.	49,699
582,000	Giant Manufacturing Co., Ltd.	2,736,084
91,000	Gigabyte Technology Co., Ltd.	119,016
198,000	Globalwafers Co., Ltd.	1,806,910
245,000	Grand Pacific Petrochemical	174,163
126,000	Grape King Bio, Ltd.	780,916
54,570	Great Wall Enterprise Co., Ltd.	59,475
18,000	Greatek Electronics, Inc.	25,152
801,000	HannStar Display Corp.	183,461
44,000	Highwealth Construction Corp.	64,417
775,200	Hon Hai Precision Industry Co., Ltd.	1,785,606
676,115	Hua Nan Financial Holdings Co., Ltd.	384,944
73,000	Huaku Development Co., Ltd.	161,737
1,016,800	Hung Sheng Construction, Ltd.	845,211
18,000	IEI Integration Corp.	20,292
1,432,000	Innolux Corp.	452,843
63,796	International CSRC Investment Holdings Co.	80,842
134,000	Inventec Corp.	96,128
54,000	Kenda Rubber Industrial Co., Ltd.	51,300
19,000	Kerry TJ Logistics Co., Ltd.	21,944
85,000	King Yuan Electronics Co., Ltd.	64,295
157,000	King’s Town Bank Co., Ltd.	147,362
338,000	Kinpo Electronics	111,065
81,000	Kinsus Interconnect Technology Corp.	114,897
27,000	LCY Chemical Corp.	46,293
423,000	Lite-On Technology Corp., ADR	558,734
190,462	Long Chen Paper Co., Ltd.	88,300
14,000	Lung Yen Life Service Corp.	25,598
26,000	MediaTek, Inc.	194,131
954,000	Mega Financial Holding Co., Ltd.	805,423
114,480	Mercuries & Associates Holding, Ltd.	66,482
284,445	Mercuries Life Insurance Co., Ltd.*	107,811
347,000	Micro-Star International Co., Ltd.	862,504
47,000	Nan Kang Rubber Tire Co., Ltd.	39,527
130,000	Nan Ya Plastics Corp.	319,322
958,000	Nanya Technology Corp.	1,714,221
20,000	Nien Made Enterprise Co., Ltd.	153,561
317,000	O-Bank Co., Ltd.	82,506
28,000	Pan Jit International, Inc.*	23,184

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
188,000	Pegatron Corp.	314,383
6,000	Phison Electronics Corp.	44,507
718,000	Pou Chen Corp.	761,519
550,000	Powertech Technology, Inc.	1,182,776
129,000	President Chain Store Corp.	1,305,235
12,000	Primax Electronics, Ltd.	16,963
324,000	Prince Housing & Development Corp.	107,519
159,000	Qisda Corp., ADR	101,907
73,000	Quanta Computer, Inc.	125,162
311,000	Radiant Opto-Electronics Corp.	854,979
108,000	Realtek Semiconductor Corp.	502,456
31,000	Rechi Precision Co., Ltd.	24,458
18,000	Ruentex Industries, Ltd.	46,029
20,000	San Fang Chemical Industry Co., Ltd.	15,486
117,000	Sanyang Motor Co., Ltd.	76,130
45,000	Shihlin Electric & Engineering Corp.	59,952
5,021,903	Shin Kong Financial Holding Co., Ltd.	1,465,545
47,000	Shin Zu Shing Co., Ltd.	128,750
340,000	Shinkong Synthetic Fibers Corp.	127,761
33,000	Sigurd Microelectronics Corp.	29,042
114,000	Simplo Technology Co., Ltd.	771,448
942,480	SinoPac Financial Holdings Co., Ltd.	315,826
71,000	Sunny Friend Environmental Technology Co., Ltd.	468,914
539,000	Sunonwealth Electric Machine Industry Co., Ltd.	650,581
75,000	Synnex Technology International Corp.	88,818
75,530	TA Chen Stainless Pipe	103,329
607,825	Taichung Commercial Bank Co., Ltd.	201,705
240,000	TaiDoc Technology Corp.	1,378,144
901,263	Taishin Financial Holding Co., Ltd.	382,649
1,364,680	Taiwan Business Bank	459,526
363,000	Taiwan Cement Corp.	420,431
1,884,900	Taiwan Cooperative Financial Holding Co., Ltd.	1,082,360
241,000	Taiwan Glass Industry Corp.	101,145
79,000	Taiwan Hon Chuan Enterprise Co., Ltd.	122,084
444,251	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	16,397,304
513,000	Taiwan Semiconductor Manufacturing Co., Ltd.	3,763,591
28,000	Taiwan Shin Kong Security Co., Ltd.	34,981
69,000	Tatung Co., Ltd.*	58,142
58,616	TCI Co., Ltd.	989,742
404,000	Teco Electric and Machinery Co., Ltd.	229,359
225,000	Ton Yi Industrial Corp.	88,940
15,000	Tong Hsing Electronic Industries, Ltd.	52,461
51,000	Tong Yang Industry Co., Ltd.	61,143
20,000	Transcend Information, Inc.	43,466
23,000	Tripod Technology Corp.	59,713
243,000	Tung Ho Steel Enterprise Corp.	150,210
91,000	TXC Corp.	95,923
44,000	U-Ming Marine Transport Corp.	46,166
5,563,015	Uni-President Enterprises Corp.	12,632,933

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
410,000	Unimicron Technology Corp.	297,459
204,970	Union Bank Of Taiwan	63,951
35,700	Unitech Printed Circuit Board Corp.	15,854
1,153,000	United Microelectronics Corp.	422,008
230,040	UPC Technology Corp.	86,816
243,780	USI Corp.	94,381
49,000	Wah Lee Industrial Corp.	79,071
565,000	Walsin Lihwa Corp.	307,894
118,000	Wan Hai Lines, Ltd.	61,232
609,224	Waterland Financial Holdings Co., Ltd.	188,890
553,000	Winbond Electronics Corp.	243,783
576,447	Wistron Corp.	358,205
28,560	Wistron NeWeb Corp.	74,241
152,720	WPG Holdings, Ltd.	183,590
36,000	WT Microelectronics Co., Ltd.	45,444
166,000	Yang Ming Marine Transport Corp.*	47,526
341,000	YFY, Inc.	124,809
312,090	Yieh Phui Enterprise Co., Ltd.	104,582
1,148,000	Yuanta Financial Holding Co., Ltd.	577,044
258,000	Yulon Motor Co., Ltd.	152,767
8,000	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	18,349
35,000	Yungtay Engineering Co., Ltd.	67,411

	Total Taiwan	96,603,782

	Thailand — 2.7%
1,985,800	Airports of Thailand PCL	3,918,540
379,100	AP Thailand PCL Class F	69,859
92,100	Bangchak Corp. PCL Class F	89,809
85,600	Bangkok Airways PCL	30,496
57,500	Bangkok Bank PCL, NVDR	358,492
3,000	Bangkok Bank PCL	19,072
42,900	Bangkok Life Assurance PCL, NVDR	34,586
543,100	Banpu PCL	246,864
284,300	Charoen Pokphand Foods PCL	214,797
1,742,000	CP All PCL Class F	3,678,209
338,500	Golden Land Property Development PCL	72,773
128,200	Hana Microelectronics PCL	129,932
612,900	Home Product Center PCL Class N, NVDR	286,120
349,200	IRPC PCL Class F	61,668
335,500	Kasikornbank PCL, NVDR	1,906,250
215,500	Kasikornbank PCL	1,221,123
24,100	Kiatnakin Bank PCL Class F	49,036
1,225,400	Krung Thai Bank PCL, NVDR	722,595
369,600	Krung Thai Bank PCL	217,946
1,151,900	Krungthai Card PCL Class F	1,079,022
43,600	MBK PCL Class F	27,585
910,300	Mega Lifesciences PCL Class F	803,781
764,700	Muangthai Capital PCL Class F	1,150,808
69,700	Precious Shipping PCL Class F*	18,517

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Thailand — continued
318,500	Pruksa Holding PCL Class F	169,228
307,300	PTT Exploration & Production PCL Class N, NVDR	1,071,209
102,100	PTT Exploration & Production PCL (Foreign Shares)	355,908
607,100	PTT Global Chemical PCL, NVDR	1,328,497
167,100	PTT Global Chemical PCL	365,660
1,865,100	PTT PCL, NVDR	2,634,969
387,000	PTT PCL	546,744
10,214,100	Quality Houses PCL Class F	821,896
2,363,200	Sansiri PCL	85,644
194,300	Siam Commercial Bank PCL (The)	796,654
70,000	Sri Trang Agro-Industry PCL	30,313
103,600	Star Petroleum Refining PCL Class F	30,545
113,200	Supalai PCL	63,275
262,000	Thai Airways International PCL Class F*	97,365
737,600	Thai Oil PCL, NVDR	1,500,798
72,800	Thai Oil PCL	148,127
92,200	Thai Union Group PCL Class F	45,873
146,200	Thanachart Capital PCL	223,386
1,448,000	TMB Bank PCL	97,838
346,800	True Corp. PCL Class F	55,386

	Total Thailand	26,877,195

	Turkey — 0.4%
207,219	Akbank T.A.S.	267,209
9,600	Anadolu Efes Biracilik Ve Malt Sanayii AS	37,174
9,494	Arcelik AS	28,179
8,486	Aygaz AS	18,073
44,329	BIM Birlesik Magazalar AS	724,943
87,117	Dogan Sirketler Grubu Holding AS*	16,703
88,701	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D*	36,348
26,827	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A*	9,178
23,713	KOC Holding AS	63,295
4,098	Pegasus Hava Tasimaciligi AS*	17,656
46,236	Soda Sanayii AS	61,707
91,091	TAV Havalimanlari Holding AS	409,575
49,611	Trakya Cam Sanayii AS	28,256
128,100	Turk Hava Yollari AO*	387,919
136,290	Turkiye Garanti Bankasi AS	203,927
131,148	Turkiye Halk Bankasi AS	173,059
1,068,531	Turkiye Is Bankasi Class C	909,875
386,900	Turkiye Sinai Kalkinma Bankasi AS	58,909
188,498	Turkiye Sise ve Cam Fabrikalari AS	200,903
72,860	Turkiye Vakiflar Bankasi TAO Series D	53,413
99,335	Yapi ve Kredi Bankasi AS*	29,876

	Total Turkey	3,736,177

	United Arab Emirates — 0.2%
2,060,201	Emaar Malls PJSC	1,003,977

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	United Arab Emirates — continued
55,296	Emirates Telecommunications Group Co. PJSC	255,619
113,451	First Abu Dhabi Bank PJSC	435,501

	Total United Arab Emirates	1,695,097

	United Kingdom — 1.0%
374,539	Cairn Energy Plc*	715,519
120,885	GlaxoSmithKline Plc	2,295,838
104,195	Unilever Plc	5,452,092
95,534	WPP Plc	1,030,076

	Total United Kingdom	9,493,525

	United States — 1.1%
33,448	Citigroup, Inc.	1,741,303
29,838	Cognizant Technology Solutions Corp. Class A	1,894,116
11,612	Johnson & Johnson	1,498,529
15,608	Microsoft Corp.	1,585,304
16,307	PPG Industries, Inc.	1,667,065
68,991	Southern Copper Corp.	2,122,853
18,515	Yum China Holdings, Inc.	620,808

	Total United States	11,129,978

	TOTAL COMMON STOCKS (COST $972,265,535)	878,421,592

	PREFERRED STOCKS — 1.6%

	Brazil — 1.5%
91,300	Banco Bradesco SA, 2.73%	910,468
231,900	Banco do Estado do Rio Grande do Sul SA, 8.19%	1,327,109
26,600	Braskem SA, 3.93%	325,178
10,500	Cia Brasileira de Distribuicao, 1.61%	219,387
121,800	Gerdau SA, 2.37%	465,736
566,055	Itau Unibanco Holding SA, 5.58%	5,184,791
589,162	Itausa — Investimentos Itau SA, 3.25%	1,836,309
648,000	Petroleo Brasileiro SA, 3.53%	3,791,947
115,200	Usinas Siderurgicas de Minas Gerais SA, 1.26% Series A	274,049

	Total Brazil	14,334,974

	Colombia — 0.0%
5,238	Banco Davivienda SA, 2.41%	49,872
15,537	Grupo Argos SA/Colombia, 2.39%	69,372
8,638	Grupo de Inversiones Suramericana SA, 1.68%	82,669

	Total Colombia	201,913

	Germany — 0.1%
14,041	Bayerische Motoren Werke AG, 6.35%	996,765

	South Korea — 0.0%
123	CJ Corp., 0.00%* **** ¤	4,042

	TOTAL PREFERRED STOCKS (COST $14,831,343)	15,537,694

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	RIGHTS — 0.0%

	Malaysia — 0.0%
461,120	Sapura Energy Bhd Class R* ****	—
1,921,333	Sapura Energy Bhd Class R* ****	—

	Total Malaysia	—

	TOTAL RIGHTS (COST $—)	—

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.2%

	Investment Fund — 0.5%
4,762,275	State Street Institutional Treasury Plus Money Market Fund, Institutional Class, 2.28%## *****	4,762,275

	Mutual Fund - Securities Lending Collateral — 0.4%
4,353,293	State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.27%## ***	4,353,293

	U.S. Government and Agency Obligations — 0.3%
1,700,000	United States Treasury Bill, 2.52%, due 05/30/19** ‡‡	1,683,078
1,300,000	United States Treasury Bill, 2.31%, due 03/14/19** ‡‡	1,293,901

	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $2,976,611)	2,976,979

	TOTAL SHORT-TERM INVESTMENTS (COST $12,092,179)	12,092,547

	TOTAL INVESTMENTS — 92.6% (Cost $999,189,057)	906,051,833

	Other Assets and Liabilities (net) — 7.4%	71,993,162

	NET ASSETS — 100.0%	$978,044,995

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Notes to Schedule of Investments:

ADR — American Depository Receipt

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

##	The rate disclosed is the 7 day net yield as of December 31, 2018.

*	Non-income producing security

**	All or a portion of this security is pledged for open futures collateral.

***	Represents an investment of securities lending cash collateral.

****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $69,358 which represents 0.0% of net assets. The aggregate tax cost of these securities held at December 31, 2018 was $89,937.

*****	Security has been segregated to cover collateral requirements on open synthetic futures contracts.

¤	Illiquid security. The total market value of the securities at period end is $23,504,740 which represents 2.4% of net assets. The aggregate tax cost of these securities held at December 31, 2018 was $21,963,822.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $4,894,584 which represents 0.5% of net assets.

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Forward Foreign Currency Contracts

Currency Purchased		Currency Sold		Settlement Date		Counterparty	Unrealized Appreciation (Depreciation)
BRL	23,589,000	USD	6,019,321		03/20/19	Citibank N.A. London		$32,166
CLP	1,482,997,000	USD	2,204,745		03/20/19	Citibank N.A. London		(66,079)
CNH	33,135,000	USD	4,792,747		03/20/19	Citibank N.A. London		29,090
COP	6,200,000,000	USD	1,902,475		03/20/19	Citibank N.A. London		(510)
EUR	780,000	USD	894,564		03/20/19	Citibank N.A. London		2,868
HKD	300,753,000	USD	38,544,497		03/20/19	Citibank N.A. London		(44,449)
HUF	654,650,000	USD	2,327,245		03/20/19	Citibank N.A. London		17,874
IDR	74,900,000,000	USD	5,114,178		03/20/19	Citibank N.A. London		51,101
ILS	9,516,000	USD	2,579,757		03/20/19	Citibank N.A. London		(18,094)
INR	1,605,636,000	USD	22,383,983		03/20/19	Citibank N.A. London		424,264
KRW	4,340,000,000	USD	3,875,666		03/20/19	Citibank N.A. London		24,395
MXN	680,071,000	USD	33,019,037		03/20/19	Citibank N.A. London		1,106,006
PEN	500,000	USD	147,863		03/20/19	Citibank N.A. London		(260)
PHP	286,000,000	USD	5,413,653		03/20/19	Citibank N.A. London		(8,723)
PLN	39,685,000	USD	10,525,741		03/20/19	Citibank N.A. London		56,898
RUB	1,134,787,000	USD	16,790,013		03/20/19	Citibank N.A. London		(585,534)
SGD	11,084,000	USD	8,097,932		03/20/19	Citibank N.A. London		48,382
THB	33,343,000	USD	1,019,312		03/20/19	Citibank N.A. London		6,832
TWD	136,989,000	USD	4,484,975		03/20/19	Citibank N.A. London		102
ZAR	46,912,000	USD	3,345,155		03/20/19	Citibank N.A. London		(113,797)
USD	10,540,403	BRL	40,601,000		03/20/19	Citibank N.A. London		124,682
USD	13,205,425	CLP	8,976,022,000		03/20/19	Citibank N.A. London		260,882
USD	22,878,219	CNH	159,268,000		03/20/19	Citibank N.A. London		(298,609)
USD	9,357,870	COP	30,000,000,000		03/20/19	Citibank N.A. London		154,814
USD	2,282,771	CZK	51,845,000		03/20/19	Citibank N.A. London		(25,038)
USD	298,277	EUR	260,000		03/20/19	Citibank N.A. London		(865)
USD	12,643,685	HKD	98,672,000		03/20/19	Citibank N.A. London		12,466
USD	4,826,020	IDR	70,648,791,775		03/20/19	Citibank N.A. London		(46,086)
USD	2,681,460	ILS	9,906,000		03/20/19	Citibank N.A. London		14,810
USD	2,122,280	INR	151,389,000		03/20/19	Citibank N.A. London		(28,219)
USD	41,003,301	KRW	45,793,838,000		03/20/19	Citibank N.A. London		(148,479)
USD	2,011,054	MXN	41,488,000		03/20/19	Citibank N.A. London		(70,758)
USD	59,371	PEN	200,000		03/20/19	Citibank N.A. London		330
USD	2,879,440	PHP	152,571,000		03/20/19	Citibank N.A. London		(3,901)
USD	1,102,321	PLN	4,153,000		03/20/19	Citibank N.A. London		(5,143)
USD	4,184,927	RUB	283,223,000		03/20/19	Citibank N.A. London		140,572
USD	2,162,303	THB	71,110,000		03/20/19	Citibank N.A. London		(26,136)
USD	2,073,966	TWD	63,412,000		03/20/19	Citibank N.A. London		(2,171)
USD	5,531,079	ZAR	79,659,000		03/20/19	Citibank N.A. London		44,067

						$1,059,750

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Currency Abbreviations

BRL	— Brazilian Real
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro Currency
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
KRW	— South Korean Won
MXN	— Mexican Peso
PEN	— Peruvian Nuevo Sol
PHP	— Philippines Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
163	HSCEI Futures	Jan 2019	$10,515,726	$108,992
767	MSCI Emerging Markets E-mini Index	Mar 2019	37,076,780	(620,124)
126	MSCI Singapore IX ETS	Jan 2019	3,158,782	35,321
140	MSCI Taiwan Stock Index	Jan 2019	5,031,600	82,981

				$(392,830)

Sales
6	FTSE Bursa Malaysia KLCI Index	Jan 2019	$122,795	$(303)
230	FTSE/JSE Top 40 Index	Mar 2019	7,524,046	(225,942)
49	Mexico Bolsa Index	Mar 2019	1,039,478	14
446	SET50 Index	Mar 2019	2,857,359	48,825

				$(177,406)

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Synthetic Futures

Number of Contracts Long (Short)	Reference Entity	Expiration Date	Counterparty	Notional Value	Value
(32,300)	BIST 30 Futures	02/28/2019	Goldman Sachs International	$726,473	$4,745
11,700	Hang Seng China Enterprises Index	01/30/2019	Goldman Sachs International	15,059,365	30,671
(220)	Ibovespa Futures Index	02/13/2019	Goldman Sachs International	5,028,144	43,877
22,500,000	KOSPI 200 Index	03/14/2019	Goldman Sachs International	5,228,794	(9,556)
(2,009)	MSCI Brazil Net Return BRL Index	03/20/2019	Goldman Sachs International	504,579	(47)
7,991	MSCI China Net Return Index	03/20/2019	Goldman Sachs International	530,476	(27,435)
1,098	MSCI Daily TR Net Istrael Index	03/20/2019	Goldman Sachs International	149,643	(11,350)
(8,749)	MSCI Mexico Net Index	03/20/2019	Goldman Sachs International	380,233	973
85	MSCI Singapore Net Return Index	03/20/2019	Goldman Sachs International	337,033	(4,983)
(58,733)	MSCI South Africa Net Return Index	03/20/2019	Goldman Sachs International	3,691,870	(76,923)
(1,688)	MSCI South Africa Net Return Index	03/20/2019	Goldman Sachs International	105,509	(2,943)
25,800	Taiwan Stock Index	01/16/2019	Goldman Sachs International	8,121,778	(30,987)
1,200	Tel Aviv 35 Index	01/25/2019	Goldman Sachs International	486,044	(19,801)
(2,660)	WIG20 Futures Index	03/15/2019	Goldman Sachs International	1,632,149	25,301

					$(78,458)

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Banks	12.8
Internet	6.3
Semiconductors	6.1
Diversified Financial Services	5.8
Oil & Gas	5.1
Food	4.3
Retail	3.8
Insurance	3.7
Computers	3.4
Chemicals	3.3
Beverages	2.7
Telecommunications	2.6
Pharmaceuticals	2.4
Iron & Steel	2.0
Mining	2.0
Engineering & Construction	1.9
Building Materials	1.6
Real Estate	1.6
Holding Companies — Diversified	1.3
Auto Manufacturers	1.1
Gas	1.1
Leisure Time	1.1
Apparel	1.0
Cosmetics & Personal Care	1.0
Electronics	1.0
Health Care — Products	0.9
Software	0.9
Coal	0.8
Commercial Services	0.8
Home Furnishings	0.8
Lodging	0.7
Airlines	0.6
Distribution & Wholesale	0.6
Electric	0.6
Household Products & Wares	0.6
Water	0.6
Forest Products & Paper	0.5
Machinery — Construction & Mining	0.5
Aerospace & Defense	0.4
Auto Parts & Equipment	0.4
Electrical Components & Equipment	0.3
Machinery — Diversified	0.3
Oil & Gas Services	0.3
REITS	0.3
Health Care — Services	0.2
Home Builders	0.2
Metal Fabricate & Hardware	0.2
Miscellaneous — Manufacturing	0.2
Pipelines	0.2
Advertising	0.1

See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Biotechnology	0.1
Environmental Control	0.1
Investment Companies	0.1
Shipbuilding	0.1
Agriculture	0.0
Energy-Alternate Sources	0.0
Food Service	0.0
Housewares	0.0
Media	0.0
Office & Business Equipment	0.0
Packaging & Containers	0.0
Textiles	0.0
Transportation	0.0
Trucking & Leasing	0.0
Short-Term Investments and Other Assets and Liabilities (net)	8.6

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 92.3%

	Australia — 1.9%
98,303	AGL Energy, Ltd.	1,425,629
55,180	Ansell, Ltd.	856,181
2,904	BlueScope Steel, Ltd.	22,407
55,342	Coca-Cola Amatil, Ltd.	319,089
838	Cochlear, Ltd.	102,398
79,992	Coles Group, Ltd.*	661,130
11,338	Newcrest Mining, Ltd.	174,007
5,369	Northern Star Resources, Ltd.	34,925
13,871	Regis Resources, Ltd.	47,166
48,520	Rio Tinto, Ltd.	2,680,384
18,141	Saracen Mineral Holdings, Ltd.*	37,420
12,681	Scentre Group REIT	34,817
353,040	Sonic Healthcare, Ltd.	5,495,221
217,573	Telstra Corp., Ltd.	436,538
79,992	Wesfarmers, Ltd.	1,814,448
137,026	Woolworths Group, Ltd.	2,838,038

	Total Australia	16,979,798

	Austria — 0.6%
19,866	Erste Group Bank AG*	659,720
26,711	EVN AG	384,126
11,455	Flughafen Wien AG	451,770
30,481	Raiffeisen Bank International AG	773,545
34,645	Telekom Austria AG Class A*	262,973
13,457	Verbund AG	572,877
15,100	Vienna Insurance Group AG Wiener Versicherung Gruppe	350,065
58,329	Voestalpine AG	1,740,316

	Total Austria	5,195,392

	Belgium — 0.8%
11,217	Ackermans & van Haaren NV	1,690,033
18,633	Colruyt SA‡	1,325,731
6,583	D’ieteren SA/NV	247,735
19,006	Elia System Operator SA	1,266,667
3,353	Financiere de Tubize SA	232,662
32,094	UCB SA	2,615,872

	Total Belgium	7,378,700

	Bermuda — 1.4%
2,600	Assured Guaranty, Ltd.	99,528
23,020	Axis Capital Holdings, Ltd.	1,188,753
6,346	Bunge, Ltd.	339,130
149,500	CK Infrastructure Holdings, Ltd.	1,132,323
21,000	Clear Media, Ltd.	16,388
192,000	Emperor International Holdings, Ltd.	45,368
20,735	Enstar Group, Ltd.*	3,474,564
6,814	Everest Re Group, Ltd.	1,483,817

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Bermuda — continued
54,329	Genpact, Ltd.	1,466,340
20,000	Guoco Group, Ltd.	252,256
85,000	Hongkong Land Holdings, Ltd.	535,500
59,294	Hudson, Ltd. Class A*	1,016,892
300,000	Regal Hotels International Holdings, Ltd.	200,783
11,273	RenaissanceRe Holdings, Ltd.	1,507,200
7,500	Soundwill Holdings, Ltd.	10,326
58,000	Transport International Holdings, Ltd.	160,013
3,000	Wing On Co. International, Ltd.	9,675
32,000	Wing Tai Properties, Ltd.	22,071

	Total Bermuda	12,960,927

	British Virgin Islands — 0.0%
1,600	Michael Kors Holdings, Ltd.*	60,672

	Canada — 5.9%
14,300	Artis Real Estate Investment Trust REIT	96,743
25,412	Atco, Ltd./Canada Class I	718,376
38,100	Bank of Montreal	2,488,021
24,300	Bank of Nova Scotia (The)	1,210,730
61,995	BCE, Inc.	2,450,662
32,689	Canadian Imperial Bank of Commerce	2,433,605
73,954	Canadian National Railway Co.	5,474,805
1,619	Canadian Utilities, Ltd. Class A	37,126
6,400	Cogeco, Inc.	272,907
6,600	Cott Corp.	91,863
10,300	Fairfax Financial Holdings, Ltd.	4,532,211
26,000	Fortis, Inc./Canada	866,349
43,076	George Weston, Ltd.	2,840,089
109,232	Intact Financial Corp.	7,932,876
21,200	Just Energy Group, Inc.	70,004
37,000	Loblaw Cos., Ltd.	1,655,491
1,900	Lululemon Athletica, Inc.*	231,059
33,800	Maple Leaf Foods, Inc.	676,346
39,600	National Bank of Canada‡	1,625,114
7,000	North West Co. (The), Inc.‡	161,034
94,200	Power Corp. of Canada	1,691,848
40,400	Power Financial Corp.	764,045
6,300	Pretium Resources, Inc.*	53,369
66,500	Quebecor, Inc. Class B	1,399,334
60,300	Rogers Communications, Inc. Class B	3,088,730
37,200	Royal Bank of Canada	2,545,005
21,500	Summit Industrial Income REIT	150,491
52,100	Toronto-Dominion Bank (The)	2,588,597
77,264	Waste Connections, Inc.	5,736,852

	Total Canada	53,883,682

	Denmark — 0.7%
24,369	Carlsberg AS Class B	2,585,493

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Denmark — continued
15,351	GN Store Nord AS	572,140
9,653	H Lundbeck AS	422,026
1,102	Matas AS	9,791
42,484	Novo Nordisk AS Class B	1,938,738
9,916	Royal Unibrew AS	682,034
601	Schouw & Co. AS	44,707

	Total Denmark	6,254,929

	Finland — 0.6%
16,871	Aktia Bank OYJ	173,575
20,688	Elisa OYJ	853,273
58,106	Fortum OYJ	1,268,696
44,637	Kesko OYJ Class B	2,403,361
30,599	Orion OYJ Class B	1,059,171

	Total Finland	5,758,076

	France — 4.3%
61,292	Accor SA	2,600,147
45,708	Airbus SE	4,387,002
7,119	AXA SA	153,468
5,215	Caisse Regionale de Credit Agricole Mutuel Nord de France	132,346
162,835	Credit Agricole SA	1,755,345
1,341	Dassault Aviation SA	1,854,886
10,644	Electricite de France SA	167,914
40,424	Engie SA	578,789
9,249	Fnac Darty SA*	603,718
5,600	IPSOS	131,490
5,835	Korian-Medica	207,312
59,166	Lagardere SCA	1,489,336
552	Manutan International	39,754
22,631	Metropole Television SA	363,224
3,797	Neopost SA	103,392
68,577	Orange SA	1,109,664
65,076	Peugeot SA	1,387,032
103,070	Rubis SCA	5,523,610
54,593	Safran SA	6,577,801
25,685	Sanofi	2,221,514
304	Savencia SA	19,391
74	Societe Fonciere Lyonnaise SA REIT	5,143
6,578	Societe Generale SA	209,196
42,626	Veolia Environnement SA	874,909
1,091	Vetoquinol SA	63,357
3,493	Vilmorin & Cie SA	225,606
73,615	Vinci SA	6,060,697

	Total France	38,846,043

	Germany — 1.7%
33,379	Aareal Bank AG	1,029,863

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Germany — continued
22,910	Aurubis AG	1,131,913
93,239	Brenntag AG	4,018,298
1,616	CTS Eventim AG & Co. KGaA	60,186
29,142	Deutsche Lufthansa AG	656,279
154,374	Deutsche Telekom AG	2,615,324
4,176	Hornbach Baumarkt AG	81,345
3,385	Hornbach Holding AG & Co. KGaA	159,426
143	KWS Saat SE	42,502
14,946	Mckesson Europe AG	444,224
28,642	Merck KGaA	2,946,134
39,830	Rhoen-Klinikum AG	1,004,428
50,401	Salzgitter AG	1,473,238
7,475	Wuestenrot & Wuerttembergische AG	136,721

	Total Germany	15,799,881

	Hong Kong — 2.3%
602,600	AIA Group, Ltd.	5,002,842
647,000	Champion REIT	442,938
279,500	CLP Holdings, Ltd.	3,159,362
1,986,000	Guangdong Investment, Ltd.	3,840,426
1,892,000	HKT Trust & HKT, Ltd.	2,725,866
698,469	Hong Kong & China Gas Co., Ltd.	1,445,228
16,000	Hong Kong Ferry Holdings Co., Ltd.	16,492
11,000	Hopewell Holdings, Ltd.	48,331
249,000	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	92,230
38,000	Liu Chong Hing Investment, Ltd.	59,019
219,000	PCCW, Ltd.	126,152
263,500	Power Assets Holdings, Ltd.	1,834,220
347,000	Regal Real Estate Investment Trust REIT	98,834
545,000	Sunlight Real Estate Investment Trust REIT	349,442
140,500	Swire Pacific, Ltd. Class A	1,484,076
17,200	Swire Properties, Ltd.	60,414

	Total Hong Kong	20,785,872

	Ireland — 1.5%
19,337	Accenture Plc Class A	2,726,710
35,800	Allergan Plc	4,785,028
8,207	ICON Plc, ADR*	1,060,426
83,701	Irish Residential Properties Plc REIT	129,172
12,100	Jazz Pharmaceuticals Plc*	1,499,916
2,045	Kerry Group Plc Class A	202,215
32,206	Medtronic Plc	2,929,458
48,092	Total Produce Plc‡	77,792

	Total Ireland	13,410,717

	Israel — 0.8%
266,154	Bank Hapoalim BM	1,684,497
31,897	Bank Leumi Le-Israel BM	192,914

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Israel — continued
477	Fattal Holdings 1998, Ltd.*	51,073
3,121	FIBI Holdings, Ltd.	80,173
14,841	First International Bank Of Israel, Ltd.	312,170
784	Israel Corp., Ltd. (The)	208,235
331,092	Israel Discount Bank, Ltd. Class A	1,024,265
3,616,989	Isramco Negev 2, LP*	360,078
256,403	Oil Refineries, Ltd.	122,343
3,595	Paz Oil Co., Ltd.	542,701
8,053	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	414,638
83,832	Shufersal, Ltd.	550,766
54,670	Strauss Group, Ltd.	1,241,386
2,288	Taro Pharmaceutical Industries, Ltd.	193,656

	Total Israel	6,978,895

	Japan — 6.3%
85,100	Aeon Co., Ltd.	1,667,251
7,100	Aeon Hokkaido Corp.	50,670
44,900	Alfresa Holdings Corp.	1,147,106
33,400	Alpen Co., Ltd.‡	512,043
212,800	Astellas Pharma, Inc.	2,718,308
1,900	AT-Group Co., Ltd.	41,476
700	Central Japan Railway Co.	147,797
28,500	DCM Holdings Co., Ltd.‡	297,949
15,400	DyDo Group Holdings, Inc.	807,091
50,600	EDION Corp.‡	498,552
20	Frontier Real Estate Investment Corp. REIT	79,296
1,700	J-Oil Mills, Inc.	59,112
30	Japan Logistics Fund, Inc. REIT	60,921
92,400	Japan Post Bank Co., Ltd.	1,019,040
182,200	Japan Post Holdings Co., Ltd.	2,100,743
84	Japan Rental Housing Investments, Inc. REIT	62,857
9,300	Japan Tobacco, Inc.‡	221,788
19,900	K’s Holdings Corp.	195,889
1,200	Kadoya Sesame Mills, Inc.	58,187
3,200	Kaken Pharmaceutical Co., Ltd.	141,895
17,700	Kato Sangyo Co., Ltd.	489,628
35,700	KDDI Corp.	853,819
600	KFC Holdings Japan, Ltd.	10,757
56,200	Komeri Co., Ltd.	1,214,512
66,300	KYORIN Holdings, Inc.	1,450,907
54,000	LIXIL VIVA Corp.	766,331
154,200	Marui Group Co., Ltd.	2,997,845
69,200	Matsumotokiyoshi Holdings Co., Ltd.	2,122,390
128,800	Medipal Holdings Corp.	2,764,654
8,000	Mitsubishi Shokuhin Co., Ltd.	204,165
130,900	Mitsubishi Tanabe Pharma Corp.	1,886,277
9,500	Mitsui Sugar Co., Ltd.	240,974
1,563,900	Mizuho Financial Group, Inc.	2,427,491
4,300	Mizuno Corp.	91,358

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
15,000	Mochida Pharmaceutical Co., Ltd.	1,233,195
31,900	Nichi-iko Pharmaceutical Co., Ltd.	468,404
14,700	Nippon Flour Mills Co., Ltd.	245,994
124,100	Nippon Light Metal Holdings Co., Ltd.	252,238
91,700	Nippon Telegraph & Telephone Corp.	3,746,064
30,100	Nisshin Oillio Group, Ltd. (The)	860,078
4,200	Nojima Corp.	85,175
115,800	NTT DOCOMO, Inc.	2,609,630
14,600	Ohsho Food Service Corp.	964,772
10,500	Okinawa Cellular Telephone Co.	344,529
30,550	Okinawa Electric Power Co., Inc. (The)	594,210
1,300	Otsuka Holdings Co., Ltd.	53,237
1,300	Sawai Pharmaceutical Co., Ltd.	61,970
2,700	Seiko Holdings Corp.	51,999
64,900	Seven & i Holdings Co., Ltd.	2,829,300
10,700	Shionogi & Co., Ltd.	611,582
14,100	Showa Sangyo Co., Ltd.	382,332
257,500	Sony Financial Holdings, Inc.	4,823,064
4,600	St. Marc Holdings Co., Ltd.	102,763
27,700	Sumitomo Mitsui Construction Co., Ltd.	168,652
13,400	Suzuken Co., Ltd.	682,733
6,500	Taisho Pharmaceutical Holdings Co., Ltd.	653,466
12,000	Takashimaya Co., Ltd.	153,562
61,600	Toho Holdings Co., Ltd.‡	1,509,190
461,300	Tokyo Electric Power Co. Holdings, Inc.*	2,745,558
13,600	Tokyu Construction Co., Ltd.	123,586
45,400	Tsumura & Co.	1,264,157
6,000	United Super Markets Holdings, Inc.	65,679
43,000	Vital KSK Holdings, Inc.‡	442,483
3,700	Yodogawa Steel Works, Ltd.	73,686

	Total Japan	57,612,367

	Liberia — 0.0%
1,798	Royal Caribbean Cruises, Ltd.	175,826

	Luxembourg — 0.3%
16,552	APERAM SA	436,138
119,684	Atento SA*	479,933
515,416	B&M European Value Retail SA	1,847,861

	Total Luxembourg	2,763,932

	Netherlands — 1.2%
2,026	ABN AMRO Group NV, ADR	23,522
25,038	ForFarmers NV	230,409
7,961	Heineken Holding NV	671,170
22,927	Koninklijke Ahold Delhaize NV	578,564
16,052	LyondellBasell Industries NV Class A	1,334,884
9,184	NN Group NV	365,354
5,623	QIAGEN NV*	193,712

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Netherlands — continued
132,251	Unilever NV, ADR	7,169,084

	Total Netherlands	10,566,699

	New Zealand — 0.7%
253,622	Argosy Property, Ltd.	204,079
320,956	Contact Energy, Ltd.	1,269,781
38,340	Ebos Group, Ltd.	516,235
2,506	Fisher & Paykel Healthcare Corp., Ltd.	21,845
63,681	Fonterra Co-operative Group, Ltd.‡	198,134
23,487	Freightways, Ltd.	115,757
115,729	Genesis Energy, Ltd.	202,541
100,669	Goodman Property Trust REIT	103,281
458,079	Infratil, Ltd.	1,121,152
49,518	Kiwi Property Group, Ltd. REIT	45,324
35,536	Mainfreight, Ltd.	733,923
303,644	Mercury NZ, Ltd.	742,153
56,455	Metlifecare, Ltd.	204,043
23,860	Restaurant Brands New Zealand, Ltd.	133,594
77,392	Summerset Group Holdings, Ltd.	330,572
21,443	Trade Me Group, Ltd.	90,122
6,801	Trustpower, Ltd.	28,047
68,690	Vector, Ltd.	153,380
3,702	Warehouse Group, Ltd. (The)	5,089
63,531	Z Energy, Ltd.	233,878

	Total New Zealand	6,452,930

	Norway — 0.8%
7,575	Austevoll Seafood ASA	93,428
60,645	Equinor ASA	1,286,907
29,003	Leroy Seafood Group ASA	220,860
4,194	Olav Thon Eiendomsselskap ASA	67,808
347,148	Orkla ASA	2,727,744
145,254	Telenor ASA	2,809,750

	Total Norway	7,206,497

	Panama — 0.2%
28,209	Carnival Corp.	1,390,704

	Portugal — 0.0%
99,893	REN — Redes Energeticas Nacionais SGPS SA	277,945
155,555	Sonae SGPS SA	144,036

	Total Portugal	421,981

	Puerto Rico — 0.2%
30,300	Popular, Inc.	1,430,766

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Singapore — 0.5%
14,000	AIMS AMP Capital Industrial REIT	13,661
27,600	Fraser and Neave, Ltd.	34,829
48,500	Frasers Hospitality Trust REIT	24,908
65,700	Hong Leong Finance, Ltd.	122,434
366,200	Keppel Infrastructure Trust	130,306
263,100	Olam International, Ltd.	318,500
366,100	OUE, Ltd.‡	384,096
1,826,000	Sheng Siong Group, Ltd.	1,420,073
25,800	SIA Engineering Co., Ltd.	42,968
127,000	Singapore Airlines, Ltd.	877,726
151,700	Singapore Telecommunications, Ltd.	326,105
594,900	SPH REIT	436,464
33,000	United Industrial Corp., Ltd.	66,097

	Total Singapore	4,198,167

	Spain — 1.0%
28,646	Aena SA	4,445,360
1,597	Cia de Distribucion Integral Logista Holdings SA	39,908
326,590	International Consolidated Airlines Group SA	2,570,540
42,650	Viscofan SA	2,346,107

	Total Spain	9,401,915

	Sweden — 1.0%
110,916	Axfood AB	1,897,839
15,343	Bilia AB	143,378
51,696	Cloetta AB Class B	141,691
46,899	Dios Fastigheter AB	298,083
3,512	Fastighets AB Balder Class B*	99,824
17,222	Granges AB	156,372
88,957	ICA Gruppen AB‡	3,178,666
9,435	Pandox AB Class B	156,011
67,000	Swedish Match AB	2,638,179
18,611	Swedish Orphan Biovitrum AB*	405,142

	Total Sweden	9,115,185

	Switzerland — 3.9%
25,012	Adecco Group AG	1,165,349
9,262	Allreal Holding AG*	1,438,438
449	Alpiq Holding AG*	34,889
1,093	Banque Cantonale de Geneve	212,879
608	Barry Callebaut AG	944,256
74	Basellandschaftliche Kantonalbank	68,160
579	Basler Kantonalbank	42,171
93	Bell Food Group AG	28,774
336	Berner Kantonalbank AG	66,396
17,306	BKW AG	1,206,048
686	Chubb, Ltd.	88,618
13,692	Coca-Cola HBC AG*	427,583

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	Switzerland — continued
1,409	Intershop Holding AG	697,496
180	Luzerner Kantonalbank AG	83,993
535	Mobimo Holding AG	126,993
68,942	Nestle SA	5,580,819
117,504	Novartis AG	10,017,282
13,487	Roche Holding AG	3,330,022
1,386	Siegfried Holding AG*	472,404
4,609	Sonova Holding AG	750,868
38	St. Galler Kantonalbank AG	17,404
6,896	Swiss Life Holding AG*	2,648,433
23,072	Swiss Re AG	2,109,199
2,531	Swisscom AG	1,205,935
1,597	Swissquote Group Holding SA	73,305
3,202	Tamedia AG	342,677
5,020	Valora Holding AG*	1,094,847
12,761	Vifor Pharma AG	1,383,801
438	Vontobel Holding AG	22,393

	Total Switzerland	35,681,432

	United Kingdom — 5.8%
19,514	AG Barr Plc	196,090
4,103	Aon Plc	596,412
31,070	Atlantica Yield plc	608,972
111,330	BAE Systems Plc	651,099
10,101	Berkeley Group Holdings Plc	447,561
247,502	Britvic Plc	2,520,172
9,659	Burberry Group Plc	213,496
937	Carnival Plc	44,906
460,057	Central Asia Metals Plc	1,274,394
230,345	Centrica Plc	395,753
37,740	Coca-Cola European Partners Plc*	1,730,379
1,491	Craneware Plc	46,524
17,789	Cranswick Plc	596,308
80,201	Diageo Plc	2,854,924
343,277	EI Group Plc*	793,951
2,065	EMIS Group Plc	24,012
44,550	Evraz Plc	272,630
40,303	GCP Student Living Plc REIT	76,174
1,026	Genus Plc	28,042
7,719	GlaxoSmithKline Plc	146,599
18,575	Greggs Plc	299,499
271,383	Halfords Group Plc	881,365
343,941	Hansteen Holdings Plc REIT	405,847
66,418	Imperial Brands Plc	2,010,703
295,096	Inchcape Plc	2,072,726
80,889	JD Sports Fashion Plc	359,335
395,462	Legal & General Group Plc	1,163,455
822,653	Lloyds Banking Group Plc	543,248
273,661	Marston’s Plc	327,797

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
116,422	National Express Group Plc	554,549
52,772	Paragon Banking Group Plc	259,432
11,691	QinetiQ Group Plc	42,644
103,022	Reckitt Benckiser Group Plc	7,889,585
666,811	Rolls-Royce Holdings Plc*	7,048,778
6,559	Royal Dutch Shell Plc Class B	195,473
2,295	Secure Income Plc REIT	11,019
13,837	Segro Plc REIT	103,728
30,322	Smith & Nephew Plc	565,369
12,150	Softcat Plc	90,989
35,011	Sports Direct International Plc*	106,035
97,447	SSE Plc	1,342,233
17,741	SSP Group Plc	146,280
50,200	STERIS Plc	5,363,870
67,886	Tate & Lyle Plc	570,633
593,804	Tritax Big Box Plc REIT	992,981
712,941	Vodafone Group Plc	1,388,334
97,771	WH Smith Plc	2,141,763
814,768	WM Morrison Supermarkets Plc	2,212,870

	Total United Kingdom	52,608,938

	United States — 47.9%
28,400	Abbott Laboratories	2,054,172
8,375	Adobe, Inc.*	1,894,760
253,000	ADT, Inc.	1,520,530
53,283	AGNC Investment Corp. REIT	934,584
885	Alleghany Corp.	551,638
21,605	Allstate Corp. (The)	1,785,221
8,244	Alphabet, Inc. Class A*	8,614,650
45,587	Altria Group, Inc.	2,251,542
28,171	Amdocs, Ltd.	1,650,257
28,278	Ameren Corp.	1,844,574
23,113	American Electric Power Co., Inc.	1,727,466
92,257	American Express Co.	8,793,937
14,702	American Financial Group, Inc.	1,330,972
2,800	American National Insurance Co.	356,272
62,300	American Tower Corp. REIT	9,855,237
2,600	AmerisourceBergen Corp. Class A	193,440
60,600	Ametek, Inc.	4,102,620
36,144	Annaly Capital Management, Inc. REIT	354,934
8,446	ANSYS, Inc.*	1,207,271
7,113	Anthem, Inc.	1,868,087
46,492	Apple Hospitality, Inc. REIT	662,976
7,175	Archer-Daniels-Midland Co.	293,960
23,084	Arthur J. Gallagher & Co.	1,701,291
61,588	AT&T, Inc.	1,757,722
8,131	Atmos Energy Corp.	753,906
38,800	Automatic Data Processing, Inc.	5,087,456
300	AutoZone, Inc.*	251,502

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	United States — continued
7,600	AvalonBay Communities, Inc. REIT	1,322,780
122,600	Avangrid, Inc.	6,141,034
156,300	Ball Corp.	7,186,674
111,639	Baxter International, Inc.	7,348,079
2,080	Becton Dickinson and Co.	468,666
12,272	Berkshire Hathaway, Inc. Class B*	2,505,697
1,900	Black Knight, Inc.*	85,614
8,780	Boeing Co. (The)	2,831,550
625	Booking Holdings, Inc.*	1,076,513
100	Boston Properties, Inc. REIT	11,255
8,912	Bright Horizons Family Solutions, Inc.*	993,242
32,655	Bristol-Myers Squibb Co.	1,697,407
17,880	Broadridge Financial Solutions, Inc.	1,720,950
11,848	Brown & Brown, Inc.	326,531
86,106	BWX Technologies, Inc.	3,291,832
5,160	Cabot Corp.	221,570
36,935	Cadence Design Systems, Inc.*	1,605,934
4,200	Camden Property Trust REIT	369,810
8,600	Capital One Financial Corp.	650,074
4,600	Carter’s, Inc.	375,452
800	CBRE Group, Inc. Class A*	32,032
10,863	CDK Global, Inc.	520,120
2,300	Celanese Corp. Series A	206,931
60,998	CenterPoint Energy, Inc.	1,721,974
50,100	Cerner Corp.*	2,627,244
43,200	Charter Communications, Inc. Class A*	12,310,704
7,700	Chevron Corp.	837,683
45,094	Chimera Investment Corp. REIT‡	803,575
56,369	Cigna Corp.*	10,705,509
33,160	Cintas Corp.	5,570,548
13,700	Citrix Systems, Inc.	1,403,702
86,000	Clean Harbors, Inc.*	4,244,100
39,783	CMS Energy Corp.	1,975,226
11,600	CNA Financial Corp.	512,140
7,700	Coca-Cola Co. (The)	364,595
30,192	Cognizant Technology Solutions Corp. Class A	1,916,588
6,600	Colgate-Palmolive Co.	392,832
2,600	Columbia Sportswear Co.	218,634
243,300	Comcast Corp. Class A	8,284,365
36,170	Conagra Brands, Inc.	772,591
23,900	ConocoPhillips	1,490,165
5,649	Consolidated Edison, Inc.	431,923
9,256	Constellation Brands, Inc. Class A	1,488,550
3,672	Cooper Cos., Inc. (The)	934,524
10,045	CoreLogic, Inc.*	335,704
700	Costco Wholesale Corp.	142,597
123,900	CVS Health Corp.	8,117,928
24,122	Danaher Corp.	2,487,461
19,715	Darden Restaurants, Inc.	1,968,740

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	United States — continued
13,100	Delta Air Lines, Inc.	653,690
149,500	DENTSPLY SIRONA, Inc.	5,562,895
437	Domino’s Pizza, Inc.	108,372
16,077	DTE Energy Co.	1,773,293
6,013	DXC Technology Co.	319,711
49,368	Edison International	2,802,621
2,900	Edwards Lifesciences Corp.*	444,193
29,567	Eli Lilly & Co.	3,421,493
23,400	Encompass Health Corp.	1,443,780
21,845	Entergy Corp.	1,880,199
8,400	EPR Properties REIT	537,852
16,266	Equity LifeStyle Properties, Inc. REIT	1,579,917
14,300	Equity Residential REIT	943,943
2,458	Erie Indemnity Co. Class A	327,676
4,867	Essex Property Trust, Inc. REIT	1,193,437
7,300	Estee Lauder Cos., Inc. (The) Class A	949,730
52,462	Exelon Corp.	2,366,036
33,400	Exxon Mobil Corp.	2,277,546
52,162	Facebook, Inc. Class A*	6,837,917
2,200	Fair Isaac Corp.*	411,400
4,005	FedEx Corp.	646,127
66,421	Fidelity National Information Services, Inc.	6,811,474
28,883	First American Financial Corp.	1,289,337
2,200	First Citizens BancShares, Inc. Class A	829,510
53,218	FirstEnergy Corp.	1,998,336
23,838	Fiserv, Inc.*	1,751,855
56,900	Flowers Foods, Inc.	1,050,943
11,500	Fortinet, Inc.*	809,945
33,500	Gaming and Leisure Properties, Inc. REIT	1,082,385
2,400	General Mills, Inc.	93,456
54,600	H&R Block, Inc.	1,385,202
12,246	Hanover Insurance Group, Inc. (The)	1,429,965
63,412	HCA Healthcare, Inc.	7,891,623
18,626	Hershey Co. (The)	1,996,335
21,216	Highwoods Properties, Inc. REIT	820,847
17,086	Hill-Rom Holdings, Inc.	1,512,965
75,200	Hologic, Inc.*	3,090,720
6,364	Home Depot, Inc. (The)	1,093,463
19,343	Honeywell International, Inc.	2,555,597
10,900	Hormel Foods Corp.‡	465,212
34,763	Hospitality Properties Trust REIT	830,140
7,043	Humana, Inc.	2,017,679
6,826	Huntington Ingalls Industries, Inc.	1,299,056
4,200	ICU Medical, Inc.*	964,446
16,403	Ingredion, Inc.	1,499,234
19,384	International Business Machines Corp.	2,203,379
13,138	Intuit, Inc.	2,586,215
1,600	Intuitive Surgical, Inc.*	766,272
8,042	Jack Henry & Associates, Inc.	1,017,474

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	United States — continued
5,179	JM Smucker Co. (The)	484,185
29,990	Johnson & Johnson	3,870,210
16,600	KAR Auction Services, Inc.	792,152
14,038	Kellogg Co.	800,306
1,900	Kohl’s Corp.	126,046
1,400	L3 Technologies, Inc.	243,124
21,600	Lamb Weston Holdings, Inc.	1,588,896
10,708	Landstar System, Inc.	1,024,434
19,028	Liberty Property Trust REIT	796,893
7,575	Lockheed Martin Corp.	1,983,438
10,532	M&T Bank Corp.	1,507,445
9,559	Mastercard, Inc. Class A	1,803,305
3,959	McCormick & Co., Inc.‡	551,251
17,996	McDonald’s Corp.	3,195,550
800	McKesson Corp.	88,376
45,234	Merck & Co., Inc.	3,456,330
5,740	Mercury General Corp.	296,815
873	Mettler-Toledo International, Inc.*	493,751
43,900	MFA Financial, Inc. REIT	293,252
98,143	Microsoft Corp.	9,968,385
1,225	Mid-America Apartment Communities, Inc. REIT	117,233
24,700	Middleby Corp. (The)*	2,537,431
20,800	Mondelez International, Inc. Class A	832,624
5,992	Morningstar, Inc.	658,161
78,831	Motorola Solutions, Inc.	9,068,718
1,400	MSCI, Inc. Class A	206,402
47,151	Newmont Mining Corp.	1,633,782
12,770	NextEra Energy, Inc.	2,219,681
2,490	Northrop Grumman Corp.	609,801
4,500	Nu Skin Enterprises, Inc. Class A	275,985
5,200	OGE Energy Corp.	203,788
14,800	Old Republic International Corp.	304,436
17,907	Omnicom Group, Inc.	1,311,509
140,614	Oracle Corp.	6,348,722
49,600	Packaging Corp. of America	4,139,616
35,500	Park Hotels & Resorts, Inc. REIT	922,290
16,700	Paychex, Inc.	1,088,005
31,248	PepsiCo, Inc.	3,452,279
93,434	Pfizer, Inc.	4,078,394
107,859	Philip Morris International, Inc.	7,200,667
16,400	Post Holdings, Inc.*	1,461,732
16,409	Premier, Inc. Class A*	612,876
26,080	Procter & Gamble Co. (The)	2,397,274
35,383	Progressive Corp. (The)	2,134,656
32,330	Prologis, Inc. REIT	1,898,418
63,500	QUALCOMM, Inc.	3,613,785
800	Ralph Lauren Corp. Class A	82,768
11,181	Raytheon Co.	1,714,606
6,820	Reinsurance Group of America, Inc. Class A	956,369

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares	Description	Value ($)

	United States — continued
29,104	Republic Services, Inc.	2,098,107
1,400	ResMed, Inc.	159,418
2,600	Robert Half International, Inc.	148,720
5,900	Royal Gold, Inc.	505,335
21,100	S&P Global, Inc.	3,585,734
53,800	Sabre Corp.	1,164,232
31	Seaboard Corp.	109,678
74,348	Service Corp. International	2,993,251
12,400	Simon Property Group, Inc. REIT	2,083,076
5,185	Spirit AeroSystems Holdings, Inc. Class A	373,787
15,549	Starbucks Corp.	1,001,356
18,700	STORE Capital Corp. REIT	529,397
13,453	Stryker Corp.	2,108,758
14,696	Sun Communities, Inc. REIT	1,494,730
900	SunTrust Banks, Inc.	45,396
22,672	Synopsys, Inc.*	1,909,889
24,644	Synovus Financial Corp.	788,362
32,647	Sysco Corp.	2,045,661
12,900	Target Corp.	852,561
80,100	TD Ameritrade Holding Corp.	3,921,696
31,147	Thermo Fisher Scientific, Inc.	6,970,387
57,406	Torchmark Corp.	4,278,469
12,193	Total System Services, Inc.	991,169
16,063	Travelers Cos., Inc. (The)	1,923,544
6,200	Two Harbors Investment Corp. REIT	79,608
30,679	Tyson Foods, Inc. Class A	1,638,259
38,164	UDR, Inc. REIT	1,512,058
34,087	UGI Corp.	1,818,542
8,000	United Continental Holdings, Inc.*	669,840
34,702	UnitedHealth Group, Inc.	8,644,962
24,800	Universal Health Services, Inc. Class B	2,890,688
25,659	US Bancorp	1,172,616
31,000	US Foods Holding Corp.*	980,840
14,243	Varian Medical Systems, Inc.*	1,613,874
1,400	VeriSign, Inc.*	207,606
32,512	Verizon Communications, Inc.	1,827,825
5,800	VF Corp.	413,772
6,800	Vistra Energy Corp.*	155,652
7,300	Walgreens Boots Alliance, Inc.	498,809
33,736	Walmart, Inc.	3,142,508
25,585	Waste Management, Inc.	2,276,809
1,685	Waters Corp.*	317,875
2,800	WEC Energy Group, Inc.	193,928
9,600	WP Carey, Inc. REIT	627,264
18,359	Xcel Energy, Inc.	904,548
26,765	Yum China Holdings, Inc.	897,431
11,871	Yum! Brands, Inc.	1,091,182
7,667	Zimmer Biomet Holdings, Inc.	795,221

	Total United States	435,975,801

	TOTAL COMMON STOCKS (COST $849,647,605)	839,296,724

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2018 (Unaudited)

Shares		Description	Value ($)

		PREFERRED STOCKS — 0.1%

		Germany — 0.1%
4,309		Henkel AG & Co. KGaA, 1.85%	469,924

		Japan — 0.0%
72		Shinkin Central Bank, 2.71% Class A	157,499

		Sweden — 0.0%
2,443		Akelius Residential Property AB, 5.89%	90,519

		TOTAL PREFERRED STOCKS (COST $739,958)	717,942

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 0.9%

		Mutual Fund - Securities Lending Collateral — 0.7%
6,475,781		State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.27%## **	6,475,781

		U.S. Government and Agency Obligations — 0.2%
2,000,000		United States Treasury Bill, 2.36%, due 03/14/19*** ‡‡	1,990,617

		TOTAL SHORT-TERM INVESTMENTS (COST $8,466,601)	8,466,398

		TOTAL INVESTMENTS — 93.3% (Cost $858,854,164)	848,481,064

		Other Assets and Liabilities (net) — 6.7%	61,097,487

		NET ASSETS — 100.0%	$909,578,551

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

	##	The rate disclosed is the 7 day net yield as of December 31, 2018.

	*	Non-income producing security

	**	Represents an investment of securities lending cash collateral.

	***	All or a portion of this security is held for open futures collateral.

	‡	All or a portion of this security is out on loan.

	‡‡	Interest rate presented is yield to maturity.

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
16	Canadian Dollar	Mar 2019	$1,176,160	$(25,089)
118	MSCI EAFE Index	Mar 2019	10,124,400	(152,012)
140	S&P 500 E-mini Index	Mar 2019	17,536,400	(705,346)
9	S&P/TSX 60 Index	Mar 2019	1,129,843	(23,285)

				$(905,732)

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Pharmaceuticals	8.8
Food	7.1
Insurance	6.9
Electric	5.5
Health Care — Products	5.4
Health Care — Services	4.9
Software	4.7
Telecommunications	4.3
REITS	3.9
Retail	3.6
Banks	3.4
Aerospace & Defense	3.1
Commercial Services	2.7
Media	2.6
Beverages	2.1
Diversified Financial Services	1.8
Internet	1.8
Engineering & Construction	1.6
Agriculture	1.5
Environmental Control	1.5
Packaging & Containers	1.3
Computers	1.2
Cosmetics & Personal Care	1.2
Gas	1.1
Household Products & Wares	1.0
Oil & Gas	1.0
Transportation	1.0
Airlines	0.7
Mining	0.7
Chemicals	0.6
Electronics	0.6
Electrical Components & Equipment	0.5
Real Estate	0.5
Water	0.5
Iron & Steel	0.4
Machinery — Construction & Mining	0.4
Semiconductors	0.4
Distribution & Wholesale	0.3
Lodging	0.3
Machinery — Diversified	0.3
Auto Manufacturers	0.2
Holding Companies — Diversified	0.2
Leisure Time	0.2
Advertising	0.1
Biotechnology	0.1
Home Builders	0.1
Metal Fabricate & Hardware	0.1
Miscellaneous — Manufacturing	0.1
Shipbuilding	0.1
Apparel	0.0
Energy-Alternate Sources	0.0

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Investment Companies	0.0
Office & Business Equipment	0.0
Private Equity	0.0
Short-Term Investments and Other Assets and Liabilities (net)	7.6

100.0%

See accompanying Notes to the Schedule of Investments.

Mercer Funds

Notes to Schedule of Investments

December 31, 2018 (Unaudited)

1.	Organization

Mercer Funds (the “Trust”) consists of the following seven series: Mercer US Large Cap Equity Fund (“Large Cap”), Mercer US Small/Mid Cap Equity Fund (“Small/Mid Cap”), Mercer Non-US Core Equity Fund (“Non-US Core Equity”), Mercer Core Fixed Income Fund (“Core Fixed”), Mercer Opportunistic Fixed Income Fund (“Opportunistic Fixed”), Mercer Emerging Markets Equity Fund (“Emerging Markets”) and Mercer Global Low Volatility Equity Fund (“Global Low Volatility”) (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds’ investment advisor is Mercer Investment Management, Inc. (the “Advisor”). The Advisor manages each Fund using a “manager of managers” approach by selecting one or more subadvisors (each a “Subadvisor,” and collectively referred to as the “Subadvisors”) to manage each Fund’s assets. The Funds are open-end investment companies and accordingly follow the open-end investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946: Financial Services — Investment Companies.

Under the 1940 Act, each Fund is classified as diversified.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap	Long-term total return, which includes capital appreciation and income
Small/Mid Cap	Long-term total return, comprised primarily of capital appreciation
Non-US Core Equity	Long-term total return, which includes capital appreciation and income
Core Fixed	Total return, consisting of both current income and capital appreciation
Opportunistic Fixed	Long-term total return, which includes capital appreciation and income
Emerging Markets	Long-term total return, which includes capital appreciation and income
Global Low Volatility	Long-term total return, which includes capital appreciation and income

Each Fund has registered and is authorized to offer interests in four classes of shares: Class S, Class Y-1, Class Y-2 and Class Y-3. The principal difference between the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of December 31, 2018, only the Class Y-3 shares of each Fund had commenced operations.

2.	Significant Accounting Policies

The following are significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

In August 2018, FASB issued Accounting Standards Update No. 2018-13 “Fair Value Measurement (Topic 820) Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement”, which amends the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has decided to early adopt the removals and modifications, but not the additions, of the amendments.

In March 2017, FASB issued Accounting Standards Update No. 2017-08 “Premium Amortization of Purchased Callable Debt Securities”, which amends the amortization period for certain purchased callable debt securities. Under the standards update, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this standard’s update to the Funds.

(a)  Security Valuation

Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued or, lacking any sales on such day, at the last available bid price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or the applicable Subadvisor as the primary market for such securities. Securities traded in the over-the-counter (“OTC”) market and listed on the NASDAQ Stock Market (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price; other OTC securities are valued at the last bid price available prior to valuation (other than short-term investments, which are valued as described below). The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the exchange rate in effect at a uniform time on each business day. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board of Trustees of the Trust (the “Board”) has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.

Certain fixed-income securities may be valued based upon appraisals received from an independent pricing service using a computerized matrix system or based upon appraisals derived from information concerning the securities or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each such determination is based on consideration of relevant factors, and judgment is made by or at the direction of the Board. Each Fund values its investments for which market quotations are readily available at market value. Each Fund may value short-term investments that will mature within 60 days or less by using pricing service quotations or at amortized cost, provided that such amortized cost approximates market value.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Derivative financial instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Futures traded on inactive markets are valued using broker quotations. OTC derivative financial instruments, such as foreign currency contracts, options contracts, synthetic futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of an independent pricing service providers or broker dealer quotations. Depending on the derivative type and the terms of the derivative, the value of the derivative financial instruments is assigned by independent pricing service providers using a series of techniques, which may include pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, volatilities, dividends and exchange rates.

Senior secured floating rate loans and senior secured floating rate debt securities are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, yield curves, prepayment speeds, tranche type, industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.

The Board has delegated its responsibility for valuing portfolio securities to the Advisor, subject to continuing Board oversight. The Advisor has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Advisor or the applicable Subadvisor) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board.

The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that a Fund could realize the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV per share. A Fund’s value for a particular security may be different from the last quoted market price.

The Funds follow a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices unadjusted in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2018, Large Cap and Small/Mid Cap held long-term investments whose value was determined using Level 1 inputs, with corresponding major categories as shown in the schedule of investments, Futures Contracts and State Street Institutional U.S. Government Money Market Fund, Premier Class whose value was determined using Level 1 inputs and short-term investment positions in a United States Treasury Bill, as shown in the schedule of investments, whose value was determined using Level 2 inputs.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

The following is a summary of the portfolio securities by level based on inputs used as of December 31, 2018 in valuing the assets and liabilities of Non-US Core Equity, Core Fixed, Opportunistic Fixed, Emerging Markets and Global Low Volatility for which fair valuation was used:

Non-US Core Equity

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Total
Common Stocks
Australia	$92,589,570	$0	*	$—		$92,589,570
Austria	13,626,686	—		—		13,626,686
Belgium	22,743,208	—		—		22,743,208
Bermuda	5,246,211	—		—		5,246,211
Brazil	23,621,864	—		—		23,621,864
Canada	13,243,913	—		—		13,243,913
Cayman Islands	24,167,397	—		—		24,167,397
China	2,936,443	—		—		2,936,443
Denmark	19,375,992	—		—		19,375,992
Finland	27,242,509	—		—		27,242,509
France	181,495,575	—		—		181,495,575
Germany	167,636,116	—		—		167,636,116
Hong Kong	24,059,094	—		—		24,059,094
Hungary	2,518,311	—		—		2,518,311
India	5,710,744	—		—		5,710,744
Indonesia	5,792,306	—		—		5,792,306
Ireland	8,895,222	—		—		8,895,222
Israel	7,544,450	—		—		7,544,450
Italy	41,900,083	—		—		41,900,083
Japan	444,416,840	—		—		444,416,840
Luxembourg	12,079,588	—		—		12,079,588
Malaysia	2,463,961	—		—		2,463,961
Netherlands	55,546,351	—		—		55,546,351
New Zealand	1,623,408	—		—		1,623,408
Norway	11,865,434	—		—		11,865,434
Philippines	644,221	—		—		644,221
Poland	1,127,951	—		—		1,127,951
Portugal	3,878,749	—		0	**	3,878,749
Russia	6,775,097	—		—		6,775,097
Singapore	4,654,325	—		—		4,654,325
South Africa	1,496,115	—		—		1,496,115
South Korea	8,274,871	—		—		8,274,871
Spain	40,490,903	—		0	**	40,490,903
Sweden	46,769,523	—		—		46,769,523
Switzerland	147,906,945	—		—		147,906,945
Taiwan	13,833,184	—		—		13,833,184
Thailand	—	2,036,150		—		2,036,150
Turkey	1,676,230	—		—		1,676,230

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
United Kingdom	$280,165,590	$—	$—	$280,165,590
United States	42,678,068	—	—	42,678,068

Total Common Stocks	1,818,713,048	2,036,150	0	1,820,749,198

Investment Companies
United States	18,530,351	—	—	18,530,351

Total Investment Companies	18,530,351	—	—	18,530,351

Preferred Stocks
Brazil	1,613,451	—	—	1,613,451
Germany	18,806,975	—	—	18,806,975
Spain	135,205	—	—	135,205

Total Preferred Stocks	20,555,631	—	—	20,555,631

Rights
Spain	175,588	—	—	175,588

Total Rights	175,588	—	—	175,588

Short-Term Investments
Mutual Fund - Securities Lending Collateral	20,760,081	—	—	20,760,081
U.S. Government and Agency Obligations	—	5,971,852	—	5,971,852

Total Short-Term Investments	20,760,081	5,971,852	—	26,731,933

Forward Foreign Currency Contracts†	—	78,779	—	78,779

Total Forward Foreign Currency Contracts	—	78,779	—	78,779

Total	$1,878,734,699	$8,086,781	$0	$1,886,821,480

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(1,805,533)	$—	$—	$(1,805,533)

Total Futures Contracts	(1,805,533)	—	—	(1,805,533)

Total	$(1,805,533)	$—	$—	$(1,805,533)

*	Represents one or more Level 2 securities at $0 value as of December 31, 2018.
**	Represents one or more Level 3 securities at $0 value as of December 31, 2018.
†	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Core Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Debt Obligations
Asset Backed Securities	$—	$107,805,975	$—		$107,805,975
Convertible Debt	—	215,111	—		215,111
Corporate Debt	—	268,019,794	0	**	268,019,794
Mortgage Backed Securities - Private Issuers	—	78,823,927	—		78,823,927
Mortgage Backed Securities - U.S. Government Agency Obligations	—	198,105,967	—		198,105,967
Municipal Obligations	—	7,969,595	—		7,969,595
Sovereign Debt Obligations	—	9,262,634	—		9,262,634
U.S. Government and Agency Obligations	—	96,278,116	—		96,278,116

Total Debt Obligations	—	766,481,119	0		766,481,119

Short-Term Investments
Certificates of Deposit	—	426,043	—		426,043
Mutual Fund - Securities Lending Collateral	5,903,868	—	—		5,903,868

Total Short-Term Investments	5,903,868	426,043	—		6,329,911

Futures Contracts†
Buys	1,531,971	—	—		1,531,971

Total Futures Contracts	1,531,971	—	—		1,531,971

Swaps
Centrally Cleared Interest Rate Swaps†	—	658,017	—		658,017

Total Swaps	—	658,017	—		658,017

Total	$7,435,839	$767,565,179	$0		$775,001,018

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Sales	$(278,427)	$—	$—	$(278,427)

Total Futures Contracts	(278,427)	—	—	(278,427)

Swaps
Centrally Cleared Interest Rate Swaps†	—	(124,273)	—	(124,273)

Total Swaps	—	(124,273)	—	(124,273)

Total	$(278,427)	$(124,273)	$—	$(402,700)

**	Represents one or more Level 3 securities at $0 value as of December 31, 2018.
†	Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation/depreciation.

Opportunistic Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Debt Obligations
Asset Backed Securities	$—	$21,509,393	$—		$21,509,393
Bank Loans	—	49,104,527	—		49,104,527
Convertible Debt	—	208,751	—		208,751
Corporate Debt	—	157,093,554	0	**	157,093,554
Mortgage Backed Securities - Private Issuers	—	13,700,675	—		13,700,675
Mortgage Backed Securities - U.S. Government Agency Obligations	—	40,221,327	—		40,221,327
Sovereign Debt Obligations	—	302,037,466	—		302,037,466
U.S. Government and Agency Obligations	—	32,137,038	—		32,137,038

Total Debt Obligations	—	616,012,731	0		616,012,731

Common Stocks
Diversified Financial Services	—	—	0	**	—
Oil & Gas	270	790,265	—		790,535
Pharmaceuticals	162,941	—	—		162,941

Total Common Stocks	163,211	790,265	0		953,476

Convertible Preferred Stock
Oil & Gas	—	239,033	—		239,033

Total Convertible Preferred Stock	—	239,033	—		239,033

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Companies
Investment Companies	$4,340,362	$—	$—	$4,340,362

Total Investment Companies	4,340,362	—	—	4,340,362

Preferred Stocks
Investment Companies	56,546	—	—	56,546

Total Preferred Stocks	56,546	—	—	56,546

Options Purchased
Call Options	61,789	—	—	61,789
Put Options	2,627,405	—	—	2,627,405

Total Options Purchased	2,689,194	—	—	2,689,194

Short-Term Investments
Certificates of Deposit	—	5,649,353	—	5,649,353
Investment Companies	—	16,451,532	—	16,451,532
Mutual Fund - Securities Lending Collateral	24,269,865	—	—	24,269,865
Sovereign Debt Obligations	—	2,525,515	—	2,525,515
U.S. Government and Agency Obligations	—	36,249,966	—	36,249,966

Total Short-Term Investments	24,269,865	60,876,366	—	85,146,231

Futures Contracts†
Buys	2,188,208	—	—	2,188,208
Sales	2,802	—	—	2,802

Total Futures Contracts	2,191,010	—	—	2,191,010

Swaps
Centrally Cleared Interest Rate Swaps†	—	62,909	—	62,909
OTC Credit Default Swaps	—	246,722	—	246,722
Centrally Cleared Credit Default Swaps†	—	723,687	—	723,687

Total Swaps	—	1,033,318	—	1,033,318

Forward Foreign Currency Contracts†	—	4,909,053	—	4,909,053

Total Forward Foreign Currency Contracts	—	4,909,053	—	4,909,053

Total	$33,710,188	$683,860,766	$0	$717,570,954

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Sales	$(1,354,794)	$—	$—	$(1,354,794)

Total Futures Contracts	(1,354,794)	—	—	(1,354,794)

Swaps
OTC Interest Rate Swaps	—	(309,305)	—	(309,305)
Centrally Cleared Interest Rate Swaps†	—	(1,031,110)	—	(1,031,110)
OTC Credit Default Swaps	—	(1,121,615)	—	(1,121,615)
Centrally Cleared Credit Default Swaps†	—	(197,082)	—	(197,082)

Total Swaps	—	(2,659,112)	—	(2,659,112)

Forward Foreign Currency Contracts†	—	(5,001,308)	—	(5,001,308)

Total Forward Foreign Currency Contracts	—	(5,001,308)	—	(5,001,308)

Written Options	(29,697)	—	—	(29,697)

Total	$(1,384,491)	$(7,660,420)	$—	$(9,044,911)

**	Represents one or more Level 3 securities at $0 value as of December 31, 2018.
†	Forward foreign currency contracts, Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation/depreciation.

Emerging Markets

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Argentina	$1,305,204	$—	$—	$1,305,204
Australia	4,112,879	—	—	4,112,879
Bermuda	19,248,614	—	—	19,248,614
Brazil	50,616,718	—	—	50,616,718
British Virgin Islands	831,410	—	—	831,410
Cayman Islands	100,266,814	—	—	100,266,814
Chile	15,951,408	—	—	15,951,408
China	82,137,866	—	—	82,137,866
Colombia	687,806	—	—	687,806
Cyprus	573,402	—	—	573,402

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Czech Republic	$1,097,501	$—		$—	$1,097,501
Egypt	2,638,170	—		—	2,638,170
France	1,911,618	—		—	1,911,618
Greece	864,978	—		—	864,978
Hong Kong	42,128,441	—		—	42,128,441
Hungary	5,672,098	—		—	5,672,098
India	117,259,598	65,316		—	117,324,914
Indonesia	24,109,494	—		—	24,109,494
Isle of Man	197,925	—		—	197,925
Japan	1,804,528	—		—	1,804,528
Luxembourg	213,221	—		—	213,221
Malaysia	15,962,871	—		—	15,962,871
Mexico	31,967,747	—		—	31,967,747
Netherlands	7,392,807	—		—	7,392,807
Nigeria	1,367,021	—		—	1,367,021
Papua New Guinea	1,656,812	—		—	1,656,812
Philippines	5,100,063	—		—	5,100,063
Poland	7,728,124	—		—	7,728,124
Qatar	1,343,889	—		—	1,343,889
Russia	13,896,479	—		—	13,896,479
Singapore	2,374,854	—		—	2,374,854
South Africa	61,718,121	—		—	61,718,121
South Korea	100,202,033	—		—	100,202,033
Spain	18,607	—		—	18,607
Switzerland	4,461,401	—		—	4,461,401
Taiwan	96,603,782	—		—	96,603,782
Thailand	15,370,332	11,506,863		—	26,877,195
Turkey	3,736,177	—		—	3,736,177
United Arab Emirates	1,695,097	—		—	1,695,097
United Kingdom	9,493,525	—		—	9,493,525
United States	11,129,978	—		—	11,129,978

Total Common Stocks	866,849,413	11,572,179		—	878,421,592

Preferred Stocks
Brazil	14,334,974	—		—	14,334,974
Colombia	201,913	—		—	201,913
Germany	996,765	—		—	996,765
South Korea	—	4,042		—	4,042

Total Preferred Stocks	15,533,652	4,042		—	15,537,694

Rights
Malaysia	—	0	*	—	—

Total Rights	—	0		—	—

Short-Term Investments
Investment Fund	4,762,275	—		—	4,762,275
Mutual Fund - Securities Lending Collateral	4,353,293	—		—	4,353,293

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Government and Agency Obligations	$—	$2,976,979	$—	$2,976,979

Total Short-Term Investments	9,115,568	2,976,979	—	12,092,547

Futures Contracts†
Buys	227,294	—	—	227,294
Sales	48,839	—	—	48,839

Total Futures Contracts	276,133	—	—	276,133

Synthetic Futures
Long	—	105,567	—	105,567

Total Synthetic Futures	—	105,567	—	105,567

Forward Foreign Currency Contracts†	—	2,552,601	—	2,552,601

Total Forward Foreign Currency Contracts	—	2,552,601	—	2,552,601

Total	$891,774,766	$17,211,368	$—	$908,986,134

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(620,124)	$—	$—	$(620,124)
Sales	(226,245)	—	—	(226,245)

Total Futures Contracts	(846,369)	—	—	(846,369)

Synthetic Futures
Long	—	(184,025)	—	(184,025)

Total Synthetic Futures	—	(184,025)	—	(184,025)

Forward Foreign Currency Contracts†	—	(1,492,851)	—	(1,492,851)

Total Forward Foreign Currency Contracts	—	(1,492,851)	—	(1,492,851)

Total	$(846,369)	$(1,676,876)	$—	$(2,523,245)

*	Represents one or more Level 2 securities at $0 value as of December 31, 2018.
†	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Global Low Volatility

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$16,979,798	$—	$—	$16,979,798
Austria	5,195,392	—	—	5,195,392
Belgium	7,378,700	—	—	7,378,700
Bermuda	12,960,927	—	—	12,960,927
British Virgin Islands	60,672	—	—	60,672
Canada	53,883,682	—	—	53,883,682
Denmark	6,254,929	—	—	6,254,929
Finland	5,758,076	—	—	5,758,076
France	38,846,043	—	—	38,846,043
Germany	15,799,881	—	—	15,799,881
Hong Kong	20,785,872	—	—	20,785,872
Ireland	13,410,717	—	—	13,410,717
Israel	6,978,895	—	—	6,978,895
Japan	57,612,367	—	—	57,612,367
Liberia	175,826	—	—	175,826
Luxembourg	2,763,932	—	—	2,763,932
Netherlands	10,566,699	—	—	10,566,699
New Zealand	6,452,930	—	—	6,452,930
Norway	7,206,497	—	—	7,206,497
Panama	1,390,704	—	—	1,390,704
Portugal	421,981	—	—	421,981
Puerto Rico	1,430,766	—	—	1,430,766
Singapore	4,198,167	—	—	4,198,167
Spain	9,401,915	—	—	9,401,915
Sweden	9,115,185	—	—	9,115,185
Switzerland	35,681,432	—	—	35,681,432
United Kingdom	52,608,938	—	—	52,608,938
United States	435,975,801	—	—	435,975,801

Total Common Stocks	839,296,724	—	—	839,296,724

Preferred Stocks
Germany	469,924	—	—	469,924
Japan	157,499	—	—	157,499
Sweden	90,519	—	—	90,519

Total Preferred Stocks	717,942	—	—	717,942

Short-Term Investments
Mutual Fund - Securities Lending Collateral	6,475,781	—	—	6,475,781
U.S. Government and Agency Obligations	—	1,990,617	—	1,990,617

Total Short-Term Investments	6,475,781	1,990,617	—	8,466,398

Total	$846,490,447	$1,990,617	$—	$848,481,064

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(905,732)	$—	$—	$(905,732)

Total Futures Contracts	(905,732)	—	—	(905,732)

Total	$(905,732)	$—	$—	$(905,732)

†	Futures contracts are valued at unrealized appreciation/depreciation.

Investments in Derivative Instruments

At December 31, 2018 and during the period then ended, the Funds had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

Large Cap

LIABILITY DERIVATIVES
	Equity Risk	Total
Futures Contracts(1)	$(476,639)	$(476,639)

Total Value	$(476,639)	$(476,639)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(2)
	Equity Risk	Total
Futures Contracts	96	96

Small/Mid Cap

LIABILITY DERIVATIVES
	Equity Risk	Total
Futures Contracts(1)	$(907,718)	$(907,718)

Total Value	$(907,718)	$(907,718)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(2)
	Equity Risk	Total
Futures Contracts	274	274

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Non-US Core Equity

ASSET DERIVATIVES
	Foreign Currency Risk	Equity Risk	Total
Forward Foreign Currency Contracts(3)	$78,779	$—	$78,779

Total Value	$78,779	$—	$78,779

LIABILITY DERIVATIVES
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(1)	$—	$(1,805,533)	$(1,805,533)

Total Value	$—	$(1,805,533)	$(1,805,533)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(2)
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts	—	960	960
Forward Foreign Currency Contracts	(20,065,658)	—	(20,065,658)

Core Fixed

ASSET DERIVATIVES
	Interest Rate Risk	Total
Futures Contracts(1)	$1,531,971	$1,531,971
Centrally Cleared Swap Contracts**	658,017	658,017

Total Value	$2,189,988	$2,189,988

LIABILITY DERIVATIVES
	Interest Rate Risk	Total
Futures Contracts(1)	$(278,427)	$(278,427)
Centrally Cleared Swap Contracts**	(124,273)	(124,273)

Total Value	$(402,700)	$(402,700)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(2)
	Interest Rate Risk	Total
Options Purchased	106,000	106,000
Options Written	(106,000)	(106,000)
Swaps Contracts	417,339,889	417,339,889
Futures Contracts	730	730

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Opportunistic Fixed

ASSET DERIVATIVES
	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Options Purchased(4)	$983,430	$243,238	$38,633	$1,423,893	$2,689,194
Futures Contracts(1)	—	—	2,191,010	—	2,191,010
Forward Foreign Currency Contracts(3)	—	4,909,053	—	—	4,909,053
OTC Swaps Contracts	246,722	—	—	—	246,722
Centrally Cleared Swap Contracts**	723,687	—	62,909	—	786,596

Total Value	$1,953,839	$5,152,291	$2,292,552	$1,423,893	$10,822,575

LIABILITY DERIVATIVES
	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Options Written(4)	$—	$(8,785)	$(13,062)	$(7,850)	$(29,697)
Forward Foreign Currency Contracts(3)	—	(5,001,308)	—	—	(5,001,308)
Futures Contracts(1)	—	—	(1,354,794)	—	(1,354,794)
OTC Swaps Contracts	(1,121,615)	—	(309,305)	—	(1,430,920)
Centrally Cleared Swap Contracts**	(197,082)	—	(1,031,110)	—	(1,228,192)

Total Value	$(1,318,697)	$(5,010,093)	$(2,708,271)	$(7,850)	$(9,044,911)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(2)
	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Options Purchased	—	36,845,000	26,794,600	194	63,639,794
Options Written	—	(2,763,667)	(13)	(100,085)	(2,863,765)
Swaps Contracts	66,310,523	—	56,731,071	—	123,041,594
Futures Contracts	—	—	1,122	—	1,122
Forward Foreign Currency Contracts	—	(20,926,877)	—	—	(20,926,877)

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Emerging Markets

ASSET DERIVATIVES
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(1)†	$—	$381,700	$381,700
Forward Foreign Currency Contracts(3)	2,552,601	—	2,552,601

Total Value	$2,552,601	$381,700	$2,934,301

LIABILITY DERIVATIVES
	Foreign Currency Risk	Equity Risk	Total
Forward Foreign Currency Contracts(3)	$(1,492,851)	$—	$(1,492,851)
Futures Contracts(1)†	—	(1,030,394)	(1,030,394)

Total Value	$(1,492,851)	$(1,030,394)	$(2,523,245)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(2)
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts†	—	8,173,498	8,173,498
Forward Foreign Currency Contracts	29,832,078	—	29,832,078

Global Low Volatility

LIABILITY DERIVATIVES

	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(1)	$(25,089)	$(880,643)	$(905,732)

Total Value	$(25,089)	$(880,643)	$(905,732)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(2)
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts	14	244	258

(1)	As shown in the Futures Contracts and Synthetic Futures tables within the Schedule of Investments.
(2)	Amounts disclosed represent average number of contracts, notional amounts, or shares outstanding for the months that the Fund held such derivatives during the period ended December 31, 2018.
(3)	As shown in the Forward Foreign Currency Contracts table with the Schedule of Investments.
(4)	As shown within the Schedule of Investments.
†	Includes Synthetic Futures.
**	Centrally Cleared Swaps are valued at unrealized appreciation/depreciation on the Schedule of Investments.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

(b)  Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization of premium and discounts for debt securities. Income is not recognized, nor are premium and discount amortized, on securities for which collection is not expected. Withholding taxes on foreign dividend, interest, and capital gains have been provided for in accordance with the respective country’s tax rules and rates. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation-adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified-cost basis.

(c)  Cash and short term investments

A Fund may invest a portion of its assets in cash and cash equivalents. Cash and cash equivalents are defined as cash and bank balances as well as short-term investments with a maturity of less than three months from the acquisition date.

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

A Fund may invest a portion of its assets in shares issued by money market mutual funds. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of the Fund’s net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.

(d)  Securities lending

A Fund may lend its portfolio securities to qualified broker/dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current fair value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate fair value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. A liability for cash collateral is reflected in the Statements of Assets and Liabilities, and is categorized as Level 2 within the fair value hierarchy. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. A Fund may not retain voting rights on securities while they are on loan.

Certain Funds may from time to time participate in a securities lending program under which the Funds’ custodian, State Street Bank and Trust Company (the “Custodian”) acting as securities lending agent, is authorized to lend Fund portfolio securities to qualified broker/dealers and financial institutions that post appropriate collateral. The Custodian has agreed to indemnify the Funds in case of default of any security borrower.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Securities on loan are fully collateralized and the collateral was equal to or exceeded the securities on loan at December 31, 2018. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. Cash collateral is invested in the State Street Institutional U.S. Government Money Market Fund, Premier Class. The Custodian receives a portion of the interest earned on any reinvested collateral. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at December 31, 2018 were as follows:

	Market Value of Loaned Securities	Value of Cash Collateral	Value of Non-Cash Collateral
Large Cap	$14,193,335	$5,550,771	$8,871,276
Small/Mid Cap	64,347,004	3,490,672	61,895,259
Non-US Core Equity	37,144,962	20,760,081	18,210,795
Core Fixed	18,282,123	5,903,868	12,727,938
Opportunistic Fixed	25,702,067	24,269,865	1,938,835
Emerging Markets	22,060,281	4,353,293	18,584,322
Global Low Volatility	8,565,736	6,475,781	2,442,589

For Large Cap, Small/Mid Cap, Emerging Markets and Global Low Volatility, all of the securities on loan collateralized by cash are classified as Common Stocks in each Fund’s Schedule of Investments at December 31, 2018, with a contractual maturity of overnight and continuous.

For Non-US Core Equity, Core Fixed and Opportunistic Fixed, the values of the security loan obligations are classified as follows at December 31, 2018:

Non-US Core Equity

	Remaining Contractual Maturity of the Agreements As of December 31, 2018
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$20,600,946	$—	$—	$—	$20,600,946
Rights	159,135	—	—	—	159,135

Total Borrowings	$20,760,081	$—	$—	$—	$20,760,081

Gross amount of recognized liabilities for securities lending transactions					$20,760,081

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Core Fixed

	Remaining Contractual Maturity of the Agreements As of December 31, 2018
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Debt	$5,674,905	$—	$—	$—	$5,674,905
Sovereign Debt Obligations	228,963	—	—	—	228,963

Total	$5,903,868	$—	$—	$—	$5,903,868

Total Borrowings	$5,903,868	$—	$—	$—	$5,903,868

Gross amount of recognized liabilities for securities lending transactions					$5,903,868

Opportunistic Fixed

	Remaining Contractual Maturity of the Agreements As of December 31, 2018
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Debt	$6,922,793	$—	$—	$—	$6,922,793
U.S. Government and Agency Obligations	17,347,072	—	—	—	17,347,072

Total	$24,269,865	$—	$—	$—	$24,269,865

Total Borrowings	$24,269,865	$—	$—	$—	$24,269,865

Gross amount of recognized liabilities for securities lending transactions					$24,269,865

(e)   Swaps

Swap contracts are derivatives in the form of a contract or similar instrument, which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default, and index swaps, and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio, to modify the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Up-front payments received or made are reflected as “up-front net premiums received” or “up-front net premiums paid”, respectively, on the Statement of Assets and Liabilities. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The credit default swap agreements may have as reference obligations one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default swap agreement is generally

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit worthiness and an increased market perception that there is a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rates, serve as an indication of the current status of the payment/performance risk.

Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

The equity swaps in which the Funds may invest involve agreements with a counterparty. The return to the Funds on any equity swap contract will be the total return on the notional amount of the contract as if it were invested in the stocks comprising the contract index in exchange for an interest component based on the notional amount of the agreement. The Funds will only enter into an equity swap contract on a net basis, i.e., the two parties’ obligations are netted out, with the Funds paying or receiving, as the case may be, only the net amount of the payments. Payments under an equity swap contract may be made at the conclusion of the contract or periodically during its term.

Whether a Fund’s use of swap agreements or swap options will be successful in achieving the Fund’s investment objective will depend on the Subadvisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap at the time of default,

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

and not the entire notional amount. The Subadvisor that enters into the swap agreement will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the counterparty risk of swaps.

Because swaps are two party contracts that may be subject to contractual restrictions on transferability and termination, and they may have terms of greater than seven days, swap agreements may be considered to be illiquid and subject to a Fund’s limitation on investments in illiquid securities. However, the Trust has adopted procedures pursuant to which the Advisor may determine that swaps (including swap options) are liquid under certain circumstances. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) enacted in 2010, a regulatory framework for certain OTC derivatives, such as swaps was enacted. The Dodd-Frank Act requires certain swap transactions to be executed on registered exchanges or through swap execution facilities, cleared through a regulated clearinghouse, and publicly reported. In addition, many market participants who were not previously required to register are regulated as swap dealers or swap participants, and are subject to certain minimum capital and margin requirements and business conduct standards.

The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Funds’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty.

The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Cash margin is recorded on the Statements of Assets and Liabilities as cash collateral held at broker on open swap contracts. Swap agreements are marked to market daily. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

A Fund will accrue for interim payments on swap contracts on a daily basis, with the net amount recorded as interest payable or receivable on swap contracts on the Statements of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap contracts, in addition to realized gain/loss recorded upon the termination of swap contracts on the Statements of Operations. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts (swap contracts, at value on the Statements of Assets and Liabilities).

Swap agreements are marked to market daily. The change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments are included as part of realized gain (loss) on the Statements of Operations.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

The swaps in which the Fund may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty, if possible.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor or Subadvisor is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that Subadvisor will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If a Subadvisor attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

During the period ended December 31, 2018, Core Fixed and Opportunistic Fixed used swap agreements to adjust interest rate and yield curve exposure or to manage credit exposure. See the Core Fixed and Opportunistic Fixed Schedule of Investments for a listing of open swap agreements as of December 31, 2018.

(f)   Futures

A futures contract is a contractual agreement to buy or sell a specific amount of a commodity or financial instrument at a predetermined price on a stipulated future date. A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies. Futures contracts may be opened to protect against the adverse effects of fluctuations in security prices, interest rates, or foreign exchange rates without actually buying or selling the securities or foreign currency. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

A purchase of a futures contract means the acquisition of a contractual right of a Fund to obtain delivery of the securities or foreign currency underlying the contract at a specified price on a specified future date. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

When a Fund enters into a futures contract, it must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.” This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Futures contracts are marked-to-market daily, depending upon changes in the price of the underlying securities subject to the futures contracts, and the change in value is recorded by the Fund as a variation margin payable or receivable. The Fund recognizes gains and losses on futures contracts in addition to the variation margin, which gains and losses are considered realized at the time the contracts expire or close.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

A Fund may enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading Commission (“CFTC”) for sale to customers in the United States, or on foreign exchanges. In addition, a Fund may sell stock index futures in anticipation of, or during a market decline to attempt to offset the decrease in the market value of the Fund’s common stocks that might otherwise result, and a Fund may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.

In entering into futures contracts and options on futures contracts, there is a credit risk that a counterparty will not be able to meet its obligations to the Fund. The counterparty for futures contracts and options on futures contracts traded in the United States and on most foreign futures exchanges is the clearinghouse associated with such exchange. In general, clearinghouses are backed by the corporate members of the clearinghouse who are required to share any financial burden resulting from the non-performance by one of its members and, as such, should significantly reduce this credit risk. In cases where the clearinghouse is not backed by the clearing members (i.e., some foreign exchanges), it is normally backed by a consortium of banks or other financial institutions. There can be no assurance that any counterparty, clearing member or clearinghouse will be able to meet its obligations to the Fund.

While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

Where the futures market is not as developed or where the regulations prevent or make it disadvantageous to trade futures, Emerging Markets will utilize synthetic futures as part of the country selection strategy implementation. A synthetic future operates like a total return swap transaction in which there’s a commitment to receive positive or negative returns in exchange for equity index futures. If the underlying asset declines in value over the term of the total return swap, the Fund may also be required to pay the dollar value of that decline to the counterparty. These are marked to market daily and the change in value is recorded as unrealized gain or loss in the Statement of Operations.

During the period ended December 31, 2018, Large Cap, Small/Mid Cap, Non-US Core Equity, Emerging Markets and Global Low Volatility used futures to equitize cash. Core Fixed and Opportunistic Fixed used futures to adjust interest rate exposure and replicate government bond positions. Emerging Markets also used futures to create passive index exposure to certain domestic emerging market country indices in the Fund. See the Schedules of Investments for a listing of open futures contracts as of December 31, 2018.

(g)  Options

The Funds may purchase and sell (write) put and call options on debt securities, currencies and indices to enhance investment performance, manage duration, or protect against changes in market prices. The Funds may also buy and sell combinations of put and call options on the same underlying security, currency or index. Short (sold) options positions will generally be hedged by the Funds with cash, cash equivalents, current portfolio security holdings, or other options or futures positions.

The Funds may enter into swap options (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may sell (write) and purchase put and call

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

swaptions. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swaption than the Fund will incur when it purchases a swaption. When a Fund purchases a swaption, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swaption expire unexercised. However, when a Fund writes a swaption, upon exercise of the option, the Fund will become obligated according to the terms of the underlying agreement.

When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option, it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the cost basis of the lots sold are decreased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund’s exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities, currencies and interest rates.

During the period ended December 31, 2018, Core Fixed and Opportunistic Fixed used options to manage interest rate and volatility exposure.

(h)  Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time the contract was opened and the value at the time the contract was closed.

The Funds will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Fund enters into a forward contract to sell an amount of foreign currency, the

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

Custodian or the Fund’s sub-custodian will segregate assets in a segregated account of the Fund in an amount not less than the value of the Fund’s total assets committed to the consummation of such forward contract. If the additional segregated assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contract. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably.

During the period ended December 31, 2018, Opportunistic Fixed used forward foreign currency contracts for a variety of purposes, including hedging, risk management, efficient portfolio management, enhancing total returns, or as a substitute for taking a position in the underlying asset. Non-US Core Equity and Emerging Markets used forward foreign currency contracts to hedge, cross hedge or to actively manage the currency exposures in the Funds. See the Non-US Core Equity, Opportunistic Fixed and Emerging Markets Schedules of Investments for a listing of open forward foreign currency contracts as of December 31, 2018.

(i)   Foreign currency translation

The books and records of each Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations within each Fund’s Statement of Operations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

(j)   When-issued securities/TBA securities

Purchasing securities on a “when-issued” basis is a commitment by a Fund to buy a security before the security is actually issued. A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis such as TBA securities. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring the securities unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining the Fund’s NAV. The market value of when-issued or forward delivery securities may be more or less than the purchase price. Certain risks may arise upon entering into when-issued or forward delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

A Fund may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Portfolio’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation”.

See the Schedules of Investments for TBA and when-issued securities held as of December 31, 2018.

(k)  Real estate investment trusts

The Funds may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Fund’s Schedule of Investments for REIT securities held as of December 31, 2018.

(l)  Mortgage-related and other asset-backed securities

The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent an interest in a pool of mortgages. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of stripped mortgage-backed security has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for the IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the cost basis of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. See the Schedule of Investments for mortgage-backed and asset-backed securities held by Core Fixed and Opportunistic Fixed as of December 31, 2018.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

(m)  Bank loans

Core Fixed and Opportunistic Fixed may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the ‘‘Lender’’) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement. At December 31, 2018, the Funds held no unfunded loan commitments.

(n)  Indexed securities

The Funds may invest in indexed securities where the redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Funds use indexed securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

(o)  Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“the Code”). The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal and state income or excise tax is necessary.

The Funds’ policy is to declare and pay distributions from net investment income and net realized short-term and long-term gains at least annually. All distributions are paid in shares of the Funds, at NAV, unless the shareholder elects to receive cash distributions. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise taxes on the Funds. The amount of any distribution will vary, and there is no guarantee that a Fund will pay either income dividends or capital gains distributions.

(p)  Allocation of expenses and income

The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated among the applicable Funds, taking into consideration, among other things, the nature and type of expense and the relative size of each applicable Fund.

(q)  Redemption fees

While none of the Funds’ classes have initial or contingent deferred sales charges on purchases of Fund shares, redemptions of Fund shares held less than 30 days may be assessed a 2% short-term trading fee and recorded as paid-in capital.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2018 (Unaudited)

3.	Federal income taxes

As of December 31, 2018, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments and derivatives were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap	$377,021,918	$27,737,718	$(40,239,381)	$(12,501,663)
Small/Mid Cap	707,871,397	71,535,119	(95,975,611)	(24,440,492)
Non-US Core Equity	1,970,220,788	134,296,493	(217,774,580)	(83,478,087)
Core Fixed	793,722,336	3,969,996	(24,881,302)	(20,911,306)
Opportunistic Fixed	732,086,226	7,562,693	(30,211,346)	(22,648,653)
Emerging Markets	1,008,574,513	33,356,680	(135,879,360)	(102,522,680)
Global Low Volatility	860,200,020	49,810,408	(61,529,364)	(11,718,956)

The temporary differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily due to wash sale loss deferrals, investments in passive foreign investment companies and other basis adjustments.

4.	Subsequent events

Management has determined that no material events or transactions occurred subsequent to December 31, 2018 through the date the schedules of investments were filed with the Securities and Exchange Commission that would require additional disclosure.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (17CFR 270.30a-3(c))), are effective based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mercer Funds

By:	/S/ Richard Joseph
Richard Joseph President and Chief Executive Officer (Principal Executive Officer)

Date:	February 20, 2019

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report had been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ Richard Joseph
Richard Joseph President and Chief Executive Officer (Principal Executive Officer)

Date:	February 20, 2019

By:	/S/ Stephen Gouthro
Stephen Gouthro Vice President, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	February 20, 2019